UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Item 1. Reports to Stockholders.

AZL® Allianz AGIC Opportunity Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Allianz AGIC Opportunity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Allianz AGIC Opportunity Fund	$1,000.00	$1,096.30	$6.19	1.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Allianz AGIC Opportunity Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Allianz AGIC Opportunity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	4.0%
Airlines	1.5
Auto Components	2.3
Biotechnology	3.6
Capital Markets	1.8
Commercial Services & Supplies	3.1
Communications Equipment	4.0
Diversified Consumer Services	2.4
Diversified Financial Services	2.5
Electrical Equipment	2.1
Energy Equipment & Services	0.2
Health Care Equipment & Supplies	9.2
Health Care Providers & Services	0.9
Hotels, Restaurants & Leisure	3.1
Internet & Catalog Retail	5.8
Internet Software & Services	8.3
IT Services	2.0
Machinery	2.6
Metals & Mining	6.3
Oil, Gas & Consumable Fuels	12.8
Pharmaceuticals	3.4
Professional Services	0.9
Road & Rail	2.7
Semiconductors & Semiconductor Equipment	4.5
Software	3.2
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	1.1
Transportation Infrastructure	2.1
Short-Term Investment	28.7

128.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.8%):
Aerospace & Defense (4.0%):
470,179	AerCap Holdings NV*	$6,117,029
86,925	Hexcel Corp.*^	1,902,788

		8,019,817

Airlines (1.5%):
43,774	Copa Holdings SA, Class A	2,921,477

Auto Components (2.3%):
147,475	Stoneridge, Inc.*^	2,173,781
80,922	Tesla Motors, Inc.*^	2,357,258

		4,531,039

Biotechnology (3.6%):
87,475	Cubist Pharmaceuticals, Inc.*^	3,148,225
107,775	Emergent Biosolutions, Inc.*^	2,430,326
66,850	Myriad Genetics, Inc.*^	1,518,164

		7,096,715

Capital Markets (1.8%):
36,900	Greenhill & Co., Inc.^	1,985,958
252,550	WisdomTree Investments, Inc.*	1,601,167

		3,587,125

Commercial Services & Supplies (3.1%):
387,574	Innerworkings, Inc.*^	3,232,367
139,942	Mobile Mini, Inc.*^	2,965,371

		6,197,738

Communications Equipment (4.0%):
172,775	Ciena Corp.*^	3,175,604
210,619	Sycamore Networks, Inc.	4,684,167

		7,859,771

Diversified Consumer Services (2.4%):
66,299	American Public Education*^	2,950,968
74,125	RealD, Inc.*	1,733,784

		4,684,752

Diversified Financial Services (2.5%):
55,925	Encore Capital Group, Inc.*	1,718,016
66,175	Financial Engines, Inc.*^	1,715,256
58,325	MarketAxess Holdings, Inc.	1,461,624

		4,894,896

Electrical Equipment (2.1%):
60,334	Polypore International, Inc.*^	4,093,059

Energy Equipment & Services (0.2%):
23,500	Tesco Corp.*	456,135

Health Care Equipment & Supplies (9.2%):
73,118	Abaxis, Inc.*^	1,992,465
157,735	Align Technology, Inc.*^	3,596,358
76,250	Insulet Corp.*^	1,690,463
67,300	MAKO Surgical Corp.*^	2,000,829
75,934	Masimo Corp.^	2,253,721
135,695	NuVasive, Inc.*^	4,461,652
41,600	Zoll Medical Corp.*^	2,357,056

		18,352,544

Health Care Providers & Services (0.9%):
98,825	ePocrates, Inc.*^	1,822,333

Hotels, Restaurants & Leisure (3.1%):
130,312	Life Time Fitness, Inc.*^	5,200,752
55,175	Texas Roadhouse, Inc.^	967,494

		6,168,246

Internet & Catalog Retail (5.8%):
204,082	Constant Contact, Inc.*^	5,179,601
100,250	ReachLocal, Inc.*^	2,088,208
75,800	Shutterfly, Inc.*^	4,352,436

		11,620,245

Internet Software & Services (8.3%):
89,275	Ancestry.com, Inc.*^	3,695,092
154,100	BroadSoft, Inc.*^	5,875,833
100,025	Responsys, Inc.*	1,773,443
101,050	Velti PLC*	1,708,756
70,718	VistaPrint NV*	3,383,856

		16,436,980

IT Services (2.0%):
380,624	CIBER, Inc.*^	2,112,463
30,724	Syntel, Inc.	1,816,403

		3,928,866

Machinery (2.6%):
119,650	Dynamic Materials Corp.	2,682,553
272,850	Wabash National Corp.*^	2,556,604

		5,239,157

Metals & Mining (6.3%):
203,550	Globe Specialty Metals, Inc.^	4,563,591
29,998	Haynes International, Inc.^	1,857,776
309,599	Horsehead Holding Corp.*	4,123,859
72,875	Silver Standard Resources, Inc.*	1,945,034

		12,490,260

Oil, Gas & Consumable Fuels (12.8%):
77,825	Carrizo Oil & Gas, Inc.*^	3,249,194
237,486	Comstock Resources, Inc.*^	6,837,222
240,808	Goodrich Petroleum Corp.*^	4,433,275
262,497	Petrohawk Energy Corp.*	6,475,801
295,762	Quicksilver Resources, Inc.*^	4,365,447

		25,360,939

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (3.4%):
609,016	Durect Corp.*^	$1,236,302
139,852	POZEN, Inc.*^	587,378
78,725	Questcor Pharmaceuticals, Inc.*^	1,897,273
76,150	Salix Pharmaceuticals, Inc.*	3,033,055

		6,754,008

Professional Services (0.9%):
58,887	Huron Consulting Group, Inc.*	1,778,976

Road & Rail (2.7%):
140,897	Celadon Group, Inc.*^	1,966,922
99,150	Knight Transportation, Inc.^	1,684,559
131,132	Vitran Corp., Inc.*	1,665,376

		5,316,857

Semiconductors & Semiconductor Equipment (4.5%):
168,100	Inphi Corp.*	2,924,940
146,611	Netlogic Microsystems, Inc.*^	5,926,017

		8,850,957

Software (3.2%):
36,645	Commvault Systems, Inc.*^	1,628,870
156,143	Rosetta Stone, Inc.*^	2,520,148
61,450	Taleo Corp., Class A*^	2,275,494

		6,424,512

Shares or
Principal		Fair
Amount		Value
Specialty Retail (1.8%):
$132,450	Cabela’s, Inc., Class A*	$3,596,017

Textiles, Apparel & Luxury Goods (1.6%):
62,350	Crocs, Inc.*^	1,605,512
42,225	Steven Madden, Ltd.*	1,583,860

		3,189,372

Trading Companies & Distributors (1.1%):
90,175	United Rentals, Inc.*^	2,290,445

Transportation Infrastructure (2.1%):
93,300	CAI International, Inc.*	1,927,578
229,235	Scorpio Tankers, Inc.*	2,290,058

		4,217,636

Total Common Stocks (Cost $168,513,049)		198,180,874

Short-Term Investment (28.7%):
$57,101,750	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	57,101,750

Total Short-Term Investment (Cost $57,101,750)		57,101,750

Total Investment Securities (Cost $225,614,799)(b) — 128.5%		255,282,624
Net other assets (liabilities) — (28.5)%		(56,649,580)

Net Assets — 100.0%		$198,633,044

Percentages indicated are based on net assets as of June 30, 2011.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $56,689,722.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Bermuda	1.3%
Canada	1.6
Jersey	0.7
Marshall Islands	0.9
Netherlands	2.4
Panama	1.1
United States	92.0

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Allianz
AGIC Opportunity
Fund

Assets:
Investment securities, at cost	$225,614,799

Investment securities, at value*	$255,282,624
Interest and dividends receivable	45,077
Receivable for capital shares issued	7,213
Receivable for expenses paid indirectly	10,094
Receivable for investments sold	3,049,105
Prepaid expenses	1,024

Total Assets	258,395,137

Liabilities:
Cash overdraft	96,420
Payable for investments purchased	2,350,520
Payable for capital shares redeemed	10,285
Payable upon return of securities loaned	57,101,750
Manager fees payable	134,428
Administration fees payable	6,836
Distribution fees payable	39,537
Custodian fees payable	5,013
Administrative and compliance services fees payable	1,435
Trustee fees payable	185
Other accrued liabilities	15,684

Total Liabilities	59,762,093

Net Assets	$198,633,044

Net Assets Consist of:
Capital	$176,922,741
Accumulated net investment income/(loss)	(861,154)
Accumulated net realized gains/(losses) from investment transactions	(7,096,368)
Net unrealized appreciation/(depreciation) on investments	29,667,825

Net Assets	$198,633,044

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,838,350
Net Asset Value (offering and redemption price per share)	$14.35

*	Includes securities on loan of $56,689,722.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Allianz
AGIC Opportunity
Fund

Investment Income:
Dividends	$179,406
Income from securities lending	154,604

Total Investment Income	334,010

Expenses:
Manager fees	888,615
Administration fees	41,337
Distribution fees	261,356
Custodian fees	14,294
Administrative and compliance services fees	4,553
Trustee fees	7,627
Professional fees	8,817
Shareholder reports	10,820
Other expenses	3,341

Total expenses before reductions	1,240,760
Less expenses paid indirectly	(45,596)

Net expenses	1,195,164

Net Investment Income/(Loss)	(861,154)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	18,499,376
Change in unrealized appreciation/(depreciation) on investments	1,927,882

Net Realized/Unrealized Gains/(Losses) on Investments	20,427,258

Change in Net Assets Resulting From Operations	$19,566,104

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Allianz
	AGIC Opportunity Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(861,154)	$(1,217,351)
Net realized gains/(losses) on investment transactions	18,499,376	18,866,767
Change in unrealized appreciation/(depreciation) on investments	1,927,882	9,195,995

Change in net assets resulting from operations	19,566,104	26,845,411

Capital Transactions:
Proceeds from shares issued	26,099,280	65,928,023
Value of shares redeemed	(40,266,290)	(50,719,178)

Change in net assets resulting from capital transactions	(14,167,010)	15,208,845

Change in net assets	5,399,094	42,054,256
Net Assets:
Beginning of period	193,233,950	151,179,694

End of period	$198,633,044	$193,233,950

Accumulated net investment income/(loss)	$(861,154)	$—

Share Transactions:
Shares issued	1,837,213	5,461,396
Shares redeemed	(2,762,030)	(4,423,141)

Change in shares	(924,817)	1,038,255

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$13.09	$11.01	$6.97	$14.97	$15.84	$14.69

Investment Activities:
Net Investment Income/(Loss)	(0.06)	(0.08)	(0.07)	(0.04)	(0.07)	(0.14)
Net Realized and Unrealized Gains/ (Losses) on Investments	1.32	2.16	4.11	(6.60)	1.49	1.80

Total from Investment Activities	1.26	2.08	4.04	(6.64)	1.42	1.66

Dividends to Shareholders From:
Net Realized Gains	—	—	—	(1.36)	(2.29)	(0.51)

Total Dividends	—	—	—	(1.36)	(2.29)	(0.51)

Net Asset Value, End of Period	$14.35	$13.09	$11.01	$6.97	$14.97	$15.84

Total Return(a)(b)	9.63%	18.78%	58.11%	(47.15)%	8.89%	11.68%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$198,633	$193,234	$151,180	$87,046	$195,330	$158,687
Net Investment Income/(Loss)(c)	(0.82)%	(0.71)%	(0.81)%	(0.38)%	(0.47)%	(0.92)%
Expenses Before Reductions(c)(d)	1.19%	1.20%	1.23%	1.25%	1.21%	1.22%
Expenses Net of Reductions(c)	1.14%	1.09%	1.08%	1.06%	1.10%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.19%	1.20%	1.23%	1.25%	1.21%	1.22%
Portfolio Turnover Rate(b)	58%	138%	163%	203%	184%	269%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Allianz AGIC Opportunity Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $15,433 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subadvisory agreement, between the Manager and Allianz Global Investors Capital (“AGIC”), AGIC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Allianz AGIC Opportunity Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,498 was paid from the Fund relating to these fees and expenses.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$198,180,874	$—	$—	$198,180,874
Short-Term Investment	—	57,101,750	—	57,101,750

Total Investment Securities	$198,180,874	$57,101,750	$—	$255,282,624

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Allianz AGIC Opportunity Fund	$120,033,869	$134,018,259

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $232,199,865. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,602,474
Unrealized depreciation	(10,519,715)

Net unrealized appreciation	$23,082,759

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

	Expires	Expires
	12/31/2016	12/31/2017
AZL Allianz AGIC Opportunity Fund	$13,745,477	$4,701,355

During the year ended December 31, 2010, the Fund utilized $16,974,646 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $354,032 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Allianz AGIC Opportunity Fund	$—	$(18,800,864)	$20,945,063	$2,144,199

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® BlackRock Capital Appreciation Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Blackrock Capital Appreciation Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Blackrock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Blackrock Capital Appreciation Fund	$1,000.00	$1,022.40	$5.01	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Blackrock Capital Appreciation Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Blackrock Capital Appreciation Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL BlackRock Capital Appreciation Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	6.1%
Air Freight & Logistics	1.7
Airlines	1.2
Auto Components	2.4
Automobiles	1.0
Beverages	2.4
Biotechnology	3.3
Capital Markets	1.1
Communications Equipment	6.8
Computers & Peripherals	8.1
Diversified Consumer Services	0.5
Diversified Financial Services	1.5
Diversified Telecommunication Services	1.3
Energy Equipment & Services	4.3
Food & Staples Retailing	0.8
Health Care Providers & Services	4.0
Health Care Technology	1.5
Hotels, Restaurants & Leisure	3.9
Household Durables	1.1
Household Products	3.0
Internet & Catalog Retail	2.8
Internet Software & Services	1.6
IT Services	4.0
Life Sciences Tools & Services	2.3
Machinery	4.6
Media	2.5
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	2.4
Professional Services	1.1
Semiconductors & Semiconductor Equipment	2.3
Software	9.6
Specialty Retail	2.6
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	0.8
Short-Term Investment	9.6
Unaffiliated Investment Company	1.3

109.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

			Fair
Shares			Value
Common Stocks (98.6%):
Aerospace & Defense (6.1%):
243,100		Boeing Co. (The)	$17,972,383
115,100		General Dynamics Corp.	8,577,252
40,300		Precision Castparts Corp.	6,635,395

			33,185,030

Air Freight & Logistics (1.7%):
127,400		United Parcel Service, Inc., Class B	9,291,282

Airlines (1.2%):
201,200		Delta Air Lines, Inc.*	1,845,004
218,100		United Continental Holdings, Inc.*	4,935,603

			6,780,607

Auto Components (2.4%):
62,200		BorgWarner, Inc.*	5,025,138
136,100		Johnson Controls, Inc.	5,669,926
90,400		Tesla Motors, Inc.*	2,633,352

			13,328,416

Automobiles (1.0%):
399,000		Ford Motor Co.*	5,502,210

Beverages (2.4%):
192,800		Coca-Cola Co. (The)	12,973,512

Biotechnology (3.3%):
55,900		Biogen Idec, Inc.*	5,976,828
226,400		Dendreon Corp.*	8,929,216
55,900		Vertex Pharmaceuticals, Inc.*	2,906,241

			17,812,285

Capital Markets (1.1%):
286,100		Jefferies Group, Inc.	5,836,440

Communications Equipment (6.8%):
27,600		Acme Packet, Inc.*	1,935,588
1,098,400		Alcatel-Lucent, SP ADR*	6,337,768
148,700		Juniper Networks, Inc.*	4,684,050
428,000		QUALCOMM, Inc.	24,306,120

			37,263,526

Computers & Peripherals (8.1%):
99,800		Apple, Inc.*	33,499,866
204,100		NetApp, Inc.*	10,772,398

			44,272,264

Diversified Consumer Services (0.5%):
58,800		Apollo Group, Inc., Class A*	2,568,384

Diversified Financial Services (1.5%):
212,900		Moody’s Corp.	8,164,715

Diversified Telecommunication Services (1.3%):
192,900		Verizon Communications, Inc.	7,181,667

Energy Equipment & Services (4.3%):
148,600		Halliburton Co.	7,578,600
186,000		Schlumberger, Ltd.	16,070,400

			23,649,000

Food & Staples Retailing (0.8%):
70,800		Whole Foods Market, Inc.	4,492,260

Health Care Providers & Services (4.0%):
154,000		AmerisourceBergen Corp.	6,375,600
168,300		Express Scripts, Inc.*	9,084,834
225,050		Lincare Holdings, Inc.	6,587,213

			22,047,647

Health Care Technology (1.5%):
136,200		Cerner Corp.*	8,323,182

Hotels, Restaurants & Leisure (3.9%):
196,400		Las Vegas Sands Corp.*	8,290,044
209,200		Starbucks Corp.	8,261,308
84,000		Starwood Hotels & Resorts Worldwide, Inc.	4,707,360

			21,258,712

Household Durables (1.1%):
84,400		Stanley Black & Decker, Inc.	6,081,020

Household Products (3.0%):
254,000		Procter & Gamble Co. (The)	16,146,780

Internet & Catalog Retail (2.8%):
73,900		Amazon.com, Inc.*	15,111,811

Internet Software & Services (1.6%):
17,200		Google, Inc., Class A*	8,709,736

IT Services (4.0%):
110,900		Accenture plc, Class A	6,700,578
90,300		Cognizant Technology Solutions Corp., Class A*	6,622,602
25,200		International Business Machines Corp.	4,323,060
95,300		VeriFone Systems, Inc.*	4,226,555

			21,872,795

Life Sciences Tools & Services (2.3%):
118,700		Covance, Inc.*	7,047,219
85,800		Thermo Fisher Scientific, Inc.*	5,524,662

			12,571,881

Machinery (4.6%):
52,200		Caterpillar, Inc.	5,557,212
295,800		Danaher Corp.	15,674,442
138,100		Terex Corp.*	3,928,945

			25,160,599

Media (2.5%	):
182,000		Viacom, Inc., Class B	9,282,000
106,800		Walt Disney Co. (The)	4,169,472

			13,451,472

Metals & Mining (2.1%):
220,400		Freeport-McMoRan Copper & Gold, Inc.	11,659,160

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued
Oil, Gas & Consumable Fuels (3.7%):
134,102	Alpha Natural Resources, Inc.*	$6,093,595
146,500	Anadarko Petroleum Corp.	11,245,340
33,000	Exxon Mobil Corp.	2,685,540

		20,024,475

Pharmaceuticals (2.4%):
87,900	Allergan, Inc.	7,317,675
85,900	Johnson & Johnson Co.	5,714,068

		13,031,743

Professional Services (1.1%):
110,500	Manpower, Inc.	5,928,325

Semiconductors & Semiconductor Equipment (2.3%):
89,100	Altera Corp.	4,129,785
107,100	Broadcom Corp., Class A	3,602,844
671,000	Micron Technology, Inc.*	5,019,080

		12,751,709

Software (9.6%):

Shares or
Principal		Fair
Amount		Value
193,300	Check Point Software Technologies, Ltd.*	$10,989,105
459,900	Oracle Corp.	15,135,309
178,500	Red Hat, Inc.*	8,193,150
74,600	Salesforce.com, Inc.*	11,113,908
70,400	VMware, Inc., Class A*	7,056,192

		52,487,664

Specialty Retail (2.6%):
226,800	Home Depot, Inc.	8,214,696
74,600	Tiffany & Co.	5,857,592

		14,072,288

Textiles, Apparel & Luxury Goods (0.2%):
21,100	Coach, Inc.	1,348,923

Wireless Telecommunication Services (0.8%):
237,900	MetroPCS Communications, Inc.*	4,094,259

Total Common Stocks (Cost $422,070,935)		538,435,779

Short-Term Investment (9.6%):
$52,596,883	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	52,596,883

Total Short-Term Investment (Cost $52,596,883)		52,596,883

Unaffiliated Investment Company (1.3%):
6,969,558	Dreyfus Treasury Prime Cash Management, 0.00%(b)	6,969,558

Total Unaffiliated Investment Company (Cost $6,969,558)		6,969,558

Total Investment Securities (Cost $481,637,376)(c) — 109.5%		598,002,220
Net other assets (liabilities) — (9.5)%		(52,102,063)

Net Assets — 100.0%		$545,900,157

Percentages indicated are based on net assets as of June 30, 2011.

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $47,780,165.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
France	1.1%
Ireland (Republic of)	1.1
Israel	1.8
Netherlands	2.7
United States	93.3

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL BlackRock
Capital Appreciation
Fund

Assets:
Investment securities, at cost	$481,637,376

Investment securities, at value*	$598,002,220
Interest and dividends receivable	298,397
Foreign currency, at value (cost $816)	862
Receivable for capital shares issued	123,962
Receivable for investments sold	7,046,558
Reclaims receivable	425
Prepaid expenses	3,315

Total Assets	605,475,739

Liabilities:
Payable for investments purchased	6,491,546
Payable for capital shares redeemed	959
Payable upon return of securities loaned	52,596,883
Manager fees payable	305,541
Administration fees payable	17,626
Distribution fees payable	109,121
Custodian fees payable	3,849
Administrative and compliance services fees payable	3,874
Trustee fees payable	498
Other accrued liabilities	45,685

Total Liabilities	59,575,582

Net Assets	$545,900,157

Net Assets Consist of:
Capital	$505,271,891
Accumulated net investment income/(loss)	(124,515)
Accumulated net realized gains/(losses) from investment transactions	(75,612,140)
Net unrealized appreciation/(depreciation) on investments	116,364,921

Net Assets	$545,900,157

Shares of beneficial interest (unlimited number of shares authorized, no par value)	38,594,255
Net Asset Value (offering and redemption price per share)	$14.14

*	Includes securities on loan of $47,780,165.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL BlackRock
Capital Appreciation
Fund

Investment Income:

Dividends	$2,691,910
Income from securities lending	19,620

Total Investment Income	2,711,530

Expenses:
Manager fees	2,260,255
Administration fees	106,634
Distribution fees	706,329
Custodian fees	11,375
Administrative and compliance services fees	12,870
Trustee fees	21,904
Professional fees	25,402
Shareholder reports	26,239
Other expenses	10,299

Total expenses before reductions	3,181,307
Less expenses voluntarily waived/reimbursed by the Manager	(345,262)

Net expenses	2,836,045

Net Investment Income/(Loss)	(124,515)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	44,208,616
Change in unrealized appreciation/(depreciation) on investments	(30,286,637)

Net Realized/Unrealized Gains/(Losses) on Investments	13,921,979

Change in Net Assets Resulting From Operations	$13,797,464

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL BlackRock
	Capital Appreciation Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(124,515)	$(307,802)
Net realized gains/(losses) on investment transactions	44,208,616	47,984,490
Change in unrealized appreciation/(depreciation) on investments	(30,286,637)	42,107,784

Change in net assets resulting from operations	13,797,464	89,784,472

Dividends to Shareholders:
From net investment income	—	(235,335)
From net realized gains on investments	—	(4,787,118)
From return of capital	—	(35)

Change in net assets resulting from dividends to shareholders	—	(5,022,488)

Capital Transactions:
Proceeds from shares issued	35,320,325	86,852,940
Proceeds from shares issued in merger	—	6,489,469
Proceeds from dividends reinvested	—	5,022,488
Value of shares redeemed	(66,018,903)	(110,255,726)

Change in net assets resulting from capital transactions	(30,698,578)	(11,890,829)

Change in net assets	(16,901,114)	72,871,155
Net Assets:
Beginning of period	562,801,271	489,930,116

End of period	$545,900,157	$562,801,271

Accumulated net investment income/(loss)	$(124,515)	$—

Share Transactions:
Shares issued	2,477,665	7,098,066
Shares issued in merger	—	513,942
Dividends reinvested	—	427,810
Shares redeemed	(4,576,051)	(9,131,292)

Change in shares	(2,098,386)	(1,091,474)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Blackrock Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010		2009		2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$13.83	$11.73		$8.66		$13.61	$12.27	$12.08

Investment Activities:
Net Investment Income/(Loss)	— (a)	(0.01)		0.01		0.01	(0.01)	(0.02)
Net Realized and Unrealized Gains/ (Losses) on Investments	0.31	2.24		3.06		(4.96)	1.35	0.21

Total from Investment Activities	0.31	2.23		3.07		(4.95)	1.34	0.19

Dividends to Shareholders From:
Net Investment Income	—	(0.01)		—	(a)	—	—	—
Net Realized Gains	—	(0.12)		—		—	—	—
Return of Capital	—	—	(a)	—		—	—	—

Total Dividends	—	(0.13)		—	(a)	—	—	—

Net Asset Value, End of Period	$14.14	$13.83		$11.73		$8.66	$13.61	$12.27

Total Return(b)(c)	2.24%	19.20%		35.46%		(36.37)%	10.92%	1.57%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$545,900	$562,801		$489,930		$99,344	$62,264	$49,384
Net Investment Income/(Loss)(d)	(0.04)%	(0.06)%		0.11%		0.08%	(0.11)%	(0.22)%
Expenses Before Reductions(d)(e)	1.13%	1.13%		1.15%		1.20%	1.18%	1.19%
Expenses Net of Reductions(d)	1.00%	1.00%		1.07%		1.16%	1.16%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.00%	1.00%		1.07%		1.19%	1.18%	1.19%
Portfolio Turnover Rate(c)	35%	80	%(h)	80	%(g)	175%	76%	88%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 102%.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 81%.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL BlackRock Capital Appreciation Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,970 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Capital Management, Inc. (“BlackRock Capital”), BlackRock Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	From January 1, 2011 to April 30, 2011, the Manager voluntarily reduced the management fee to 0.70% on the first $200 million of assets and 0.65% on assets above $200 million. Beginning May 1, 2011, the Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $4,096 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized Level 2 in the fair valve hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$538,435,779	$—	$—	$538,435,779
Short-Term Investment	—	52,596,883	—	52,596,883
Unaffiliated Investment Company	6,969,558	—	—	6,969,558

Total Investment Securities	$545,405,337	$52,596,883	$—	$598,002,220

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$201,304,372	$235,689,940

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $483,922,329. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$120,726,331
Unrealized depreciation	(6,646,440)

Net unrealized appreciation	$114,079,891

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2015	12/31/2016
AZL BlackRock Capital Appreciation Fund	$52,607,994	$64,272,929

During the year ended December 31, 2010, the Fund utilized $44,935,094 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net	Total
	Ordinary	Long-Term	Taxable	Return of	Total
	Income	Capital Gains	Distributions	Capital	Distributions(a)
AZL BlackRock Capital Appreciation Fund	$968,338	$4,054,115	$5,022,453	$35	$5,022,488

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL BlackRock Capital Appreciation Fund	$(116,880,923)	$143,711,725	$26,830,802

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

7. Acquisition of AZL Allianz AGIC Growth Fund

On October 15, 2010, the Fund acquired all of the net assets of the AZL Allianz AGIC Growth Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL Allianz AGIC Growth Fund shareholders on October 13, 2010. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 513,942 shares of the Fund, valued at $6,489,469, for 613,239 shares of the AZL Allianz AGIC Growth Fund outstanding on October 15, 2010.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Columbia Mid Cap Value Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,069.80	$5.54	1.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Mid Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	0.7%
Airlines	0.3
Auto Components	0.3
Automobiles	0.6
Building Products	0.5
Capital Markets	1.9
Chemicals	4.2
Commercial Banks	6.2
Communications Equipment	1.0
Computers & Peripherals	0.9
Construction & Engineering	0.8
Consumer Finance	2.2
Containers & Packaging	1.0
Diversified Financial Services	0.8
Electric Utilities	1.8
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	2.6
Food & Staples Retailing	0.8
Food Products	2.3
Gas Utilities	0.8
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	2.9
Household Durables	1.3
Household Products	0.5
Independent Power Producers & Energy Traders	0.6
Insurance	5.7
Internet & Catalog Retail	1.5
Leisure Equipment & Products	1.4
Life Sciences Tools & Services	1.3
Machinery	5.0
Media	2.5
Metals & Mining	0.5
Multi-Utilities	7.2
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	6.0
Paper & Forest Products	0.8
Personal Products	0.7
Pharmaceuticals	1.6
Professional Services	0.9
Real Estate Investment Trusts (REITs)	8.1
Real Estate Management & Development	1.0
Road & Rail	2.3
Semiconductors & Semiconductor Equipment	1.7
Software	1.4
Specialty Retail	1.9
Thrifts & Mortgage Finance	0.8
Short-Term Investment	16.4
Unaffiliated Investment Company	5.4

116.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.9%):
Aerospace & Defense (0.7%):
79,579	AerCap Holdings NV*	$1,035,323

Airlines (0.3%):
49,900	Delta Air Lines, Inc.*	457,583

Auto Components (0.3%):
4,500	BorgWarner, Inc.*	363,555

Automobiles (0.6%):
21,900	Harley-Davidson, Inc.	897,243

Building Products (0.5%):
19,800	Owens Corning, Inc.*	739,530

Capital Markets (1.9%):
44,200	Raymond James Financial, Inc.	1,421,030
71,900	TD Ameritrade Holding Corp.	1,402,769

		2,823,799

Chemicals (4.2%):
20,800	Albemarle Corp.	1,439,360
30,100	Celanese Corp., Series A	1,604,631
13,500	International Flavor & Fragrances, Inc.	867,240
11,500	LyondellBasell Industries NV, Class A	442,980
20,600	PPG Industries, Inc.	1,870,274

		6,224,485

Commercial Banks (6.2%):
22,035	City National Corp.	1,195,399
29,900	Comerica, Inc.	1,033,643
22,900	Cullen/Frost Bankers, Inc.	1,301,865
146,478	Fifth Third Bancorp	1,867,594
153,903	Huntington Bancshares, Inc.	1,009,604
21,051	SVB Financial Group*	1,256,955
61,200	Zions Bancorp	1,469,412

		9,134,472

Communications Equipment (1.0%):
99,800	Alcatel-Lucent, SP ADR*	575,846
118,100	Brocade Communications Systems, Inc.*	762,926
41,200	Tellabs, Inc.	189,932

		1,528,704

Computers & Peripherals (0.9%):
43,800	Diebold, Inc.	1,358,238

Construction & Engineering (0.8%):
24,100	Foster Wheeler AG*	732,158
10,300	Jacobs Engineering Group, Inc.*	445,475

		1,177,633

Consumer Finance (2.2%):
120,768	Discover Financial Services	3,230,544

Containers & Packaging (1.0%):
49,900	Packaging Corp. of America	1,396,701

Diversified Financial Services (0.8%):
26,900	CIT Group, Inc.*	1,190,594

Electric Utilities (1.8%):
41,800	American Electric Power Co., Inc.	1,575,024
31,800	Northeast Utilities	1,118,406

		2,693,430

Electrical Equipment (0.8%):
20,200	Cooper Industries plc	1,205,334

Electronic Equipment, Instruments & Components (1.9%):
35,400	Arrow Electronics, Inc.*	1,469,100
52,100	Molex, Inc.	1,342,617

		2,811,717

Energy Equipment & Services (2.6%):
15,500	Cameron International Corp.*	779,495
11,200	Dresser-Rand Group, Inc.*	602,000
18,700	Noble Corp.	736,967
22,900	Superior Energy Services, Inc.*	850,506
47,000	Weatherford International, Ltd.*	881,250

		3,850,218

Food & Staples Retailing (0.8%):
52,700	Safeway, Inc.	1,231,599

Food Products (2.3%):
44,533	Dean Foods Co.*	546,420
29,700	Hershey Co.	1,688,445
15,006	J.M. Smucker Co. (The)	1,147,059

		3,381,924

Gas Utilities (0.8%):
27,100	QEP Resources, Inc.	1,133,593

Health Care Equipment & Supplies (2.4%):
13,000	Cooper Cos., Inc. (The)	1,030,120
22,800	Teleflex, Inc.	1,392,168
16,400	Zimmer Holdings, Inc.*	1,036,480

		3,458,768

Health Care Providers & Services (1.5%):
31,700	Coventry Health Care, Inc.*	1,156,099
16,642	Quest Diagnostics, Inc.	983,542

		2,139,641

Hotels, Restaurants & Leisure (2.9%):
16,100	Bally Technologies, Inc.*	654,948
14,700	Darden Restaurants, Inc.	731,472
50,563	International Game Technology	888,898

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued

28,700	Royal Caribbean Cruises, Ltd.*	$1,080,268
17,500	Starwood Hotels & Resorts Worldwide, Inc.	980,700

		4,336,286

Household Durables (1.3%):
62,300	D.R. Horton, Inc.	717,696
17,500	Stanley Black & Decker, Inc.	1,260,875

		1,978,571

Household Products (0.5%):
11,000	Clorox Co. (The)	741,840

Independent Power Producers & Energy Traders (0.6%):
69,469	AES Corp. (The)*	885,035

Insurance (5.7%):
11,400	ACE, Ltd.	750,348
34,500	Axis Capital Holdings, Ltd.	1,068,120
51,700	Hartford Financial Services Group, Inc. (The)	1,363,329
74,805	Lincoln National Corp.	2,131,195
31,900	Reinsurance Group of America, Inc.	1,941,434
53,835	XL Group plc	1,183,293

		8,437,719

Internet & Catalog Retail (1.5%):
27,300	Expedia, Inc.	791,427
82,700	Liberty Media Corp. — Interactive, Class A*	1,386,879

		2,178,306

Leisure Equipment & Products (1.4%):
16,200	Brunswick Corp.	330,480
19,000	Hasbro, Inc.	834,670
29,800	Mattel, Inc.	819,202

		1,984,352

Life Sciences Tools & Services (1.3%):
26,200	Agilent Technologies, Inc.*	1,339,082
3,500	Mettler-Toledo International, Inc.*	590,345

		1,929,427

Machinery (5.0%):
22,400	AGCO Corp.*	1,105,664
26,500	Babcock & Wilcox Co. (The)*	734,315
20,000	Crane Co.	988,200
19,100	Kennametal, Inc.	806,211
11,600	Navistar International Corp.*	654,936
27,300	Oshkosh Corp.*	790,062
24,700	Parker Hannifin Corp.	2,216,578

		7,295,966

Media (2.5%):
64,000	CBS Corp., Class B	1,823,360
58,000	DISH Network Corp., Class A*	1,778,860

		3,602,220

Metals & Mining (0.5%):
16,800	United States Steel Corp.	773,472

Multi-Utilities (7.2%):
75,900	CMS Energy Corp.	1,494,471
35,800	PG&E Corp.	1,504,674
35,600	Public Service Enterprise Group, Inc.	1,161,984
45,100	Sempra Energy	2,384,888
67,700	Wisconsin Energy Corp.	2,122,395
79,100	Xcel Energy, Inc.	1,922,130

		10,590,542

Multiline Retail (1.0%):
52,000	Macy’s, Inc.	1,520,480

Oil, Gas & Consumable Fuels (6.0%):
23,000	Cabot Oil & Gas Corp.	1,525,130
59,400	El Paso Corp.	1,199,880
13,900	Ensco plc, SP ADR	740,870
11,300	Murphy Oil Corp.	741,958
25,751	Peabody Energy Corp.	1,516,991
38,500	Quicksilver Resources, Inc.*	568,260
92,000	Spectra Energy Corp.	2,521,720

		8,814,809

Paper & Forest Products (0.8%):
54,285	Weyerhaeuser Co.	1,186,670

Personal Products (0.7%):
35,600	Avon Products, Inc.	996,800

Pharmaceuticals (1.6%):
13,400	Hospira, Inc.*	759,244
23,500	Watson Pharmaceuticals, Inc.*	1,615,155

		2,374,399

Professional Services (0.9%):
23,900	Manpower, Inc.	1,282,235

Real Estate Investment Trusts (REITs) (8.1%):
14,400	Alexandria Real Estate Equities, Inc.	1,114,848
13,800	Boston Properties, Inc.	1,465,008
36,400	Equity Residential Property Trust	2,184,000
65,528	General Growth Properties, Inc.	1,093,662
81,423	Host Hotels & Resorts, Inc.	1,380,120
41,884	Prologis, Inc.	1,501,123
26,648	Rayonier, Inc.	1,741,447

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued

24,300	Taubman Centers, Inc.	$1,438,560

		11,918,768

Real Estate Management & Development (1.0%):
58,600	CB Richard Ellis Group, Inc., Class A*	1,471,446

Road & Rail (2.3%):
27,672	Con-way, Inc.	1,073,950
95,300	Hertz Global Holdings, Inc.*	1,513,364
13,900	Ryder System, Inc.	790,215

		3,377,529

Semiconductors & Semiconductor Equipment (1.7%):
93,400	Advanced Micro Devices, Inc.*	652,866
49,000	Atmel Corp.*	689,430
19,100	Avago Technologies, Ltd.	725,800
19,452	Freescale Semiconductor Holdings I, Ltd.*	357,722

		2,425,818

Software (1.4%):
23,200	Autodesk, Inc.*	895,520
54,300	Nuance Communications, Inc.*	1,165,821

		2,061,341

Specialty Retail (1.9%):
50,700	Foot Locker, Inc.	1,204,632
68,400	Jones Group, Inc. (The)	742,140
22,100	Limited Brands, Inc.	849,745

		2,796,517

Thrifts & Mortgage Finance (0.8%):
38,619	MGIC Investment Corp.*	229,783
71,300	People’s United Financial, Inc.	958,272

		1,188,055

Total Common Stocks (Cost $107,670,879)		139,613,231

Short-Term Investment (16.4%):
$24,197,453	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	24,197,453

Total Short-Term Investment (Cost $24,197,453)		24,197,453

Unaffiliated Investment Company (5.4%):
7,975,509	Dreyfus Treasury Prime Cash Management, 0.00%(b)	7,975,509

Total Unaffiliated Investment Company (Cost $7,975,509)		7,975,509

Total Investment Securities (Cost $139,843,841)(c) — 116.7%		171,786,193
Net other assets (liabilities) — (16.7)%		(24,624,841)

Net Assets — 100.0%		$147,161,352

Percentages indicated are based on net assets as of June 30, 2011.

SP ADR—Sponsored American Depositary Receipt

This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $23,856,884.

*	Non-income producing security

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Bermuda	1.3%
France	0.3
Ireland (Republic of)	1.4
Liberia	0.6
Netherlands	0.9
Singapore	0.4
Switzerland	1.4
United Kingdom	0.4
United States	93.3

100.0%

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Columbia
Mid Cap
Value Fund

Assets:
Investment securities, at cost	$139,843,841

Investment securities, at value*	$171,786,193
Interest and dividends receivable	206,736
Receivable for capital shares issued	99,325
Receivable for expenses paid indirectly	3,218
Receivable for investments sold	765,886
Reclaims receivable	1,184
Prepaid expenses	655

Total Assets	172,863,197

Liabilities:
Payable for investments purchased	1,366,805
Payable for capital shares redeemed	334
Payable upon return of securities loaned	24,197,453
Manager fees payable	87,867
Administration fees payable	5,134
Distribution fees payable	29,289
Custodian fees payable	1,759
Administrative and compliance services fees payable	979
Trustee fees payable	126
Other accrued liabilities	12,099

Total Liabilities	25,701,845

Net Assets	$147,161,352

Net Assets Consist of:
Capital	$141,933,267
Accumulated net investment income/(loss)	1,564,360
Accumulated net realized gains/(losses) from investment transactions	(28,278,627)
Net unrealized appreciation/(depreciation) on investments	31,942,352

Net Assets	$147,161,352

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,142,625
Net Asset Value (offering and redemption price per share)	$8.58

*	Includes securities on loan of $23,856,884.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Columbia
Mid Cap
Value Fund

Investment Income:
Dividends	$1,106,707
Income from securities lending	7,739
Foreign withholding tax	(173)

Total Investment Income	1,114,273

Expenses:
Manager fees	535,872
Administration fees	29,584
Distribution fees	178,624
Custodian fees	5,313
Administrative and compliance services fees	3,238
Trustee fees	5,423
Professional fees	6,165
Shareholder reports	5,396
Other expenses	2,388

Total expenses before reductions	772,003
Less expenses paid indirectly	(12,174)

Net expenses	759,829

Net Investment Income/(Loss)	354,444

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	6,050,496
Change in unrealized appreciation/(depreciation) on investments	3,102,362

Net Realized/Unrealized Gains/(Losses) on Investments	9,152,858

Change in Net Assets Resulting From Operations	$9,507,302

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Columbia
	Mid Cap Value Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$354,444	$1,216,868
Net realized gains/(losses) on investment transactions	6,050,496	15,847,470
Change in unrealized appreciation/(depreciation) on investments	3,102,362	5,565,527

Change in net assets resulting from operations	9,507,302	22,629,865

Dividends to Shareholders:
From net investment income	—	(679,585)

Change in net assets resulting from dividends to shareholders	—	(679,585)

Capital Transactions:
Proceeds from shares issued	18,254,142	50,635,019
Proceeds from dividends reinvested	—	679,585
Value of shares redeemed	(13,939,847)	(40,832,757)

Change in net assets resulting from capital transactions	4,314,295	10,481,847

Change in net assets	13,821,597	32,432,127
Net Assets:
Beginning of period	133,339,755	100,907,628

End of period	$147,161,352	$133,339,755

Accumulated net investment income/(loss)	$1,564,360	$1,209,916

Share Transactions:
Shares issued	2,173,183	7,127,210
Dividends reinvested	—	98,634
Shares redeemed	(1,651,787)	(5,947,092)

Change in shares	521,396	1,278,752

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					May 1, 2006 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2011	2010	2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.02	$6.58	$5.01	$10.53	$10.14	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.07	0.03	0.06	0.05	0.03
Net Realized and Unrealized Gains/ (Losses) on Investments	0.54	1.41	1.59	(5.53)	0.34	0.14

Total from Investment Activities	0.56	1.48	1.62	(5.47)	0.39	0.17

Dividends to Shareholders From:
Net Investment Income	—	(0.04)	(0.05)	(0.05)	— (b)	(0.03)

Total Dividends	—	(0.04)	(0.05)	(0.05)	— (b)	(0.03)

Net Asset Value, End of Period	$8.58	$8.02	$6.58	$5.01	$10.53	$10.14

Total Return(c)(d)	6.98%	22.66%	32.30%	(52.15)%	3.85%	1.72%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$147,161	$133,340	$100,908	$52,313	$94,377	$65,535
Net Investment Income/(Loss)(e)	0.50%	1.12%	0.98%	0.74%	0.50%	0.59%
Expenses Before Reductions(e)(f)	1.08%	1.10%	1.13%	1.13%	1.10%	1.14%
Expenses Net of Reductions(e)	1.06%	1.04%	1.07%	1.10%	1.07%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.08%	1.10%	1.13%	1.13%	1.10%	1.14%
Portfolio Turnover Rate(d)	23%	71%	67%	99%	63%	16%

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Mid Cap Value Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $773 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Columbia Mid Cap Value Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $997 was paid from the Fund relating to these fees and expenses.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$139,613,231	$—	$—	$139,613,231
Short-Term Investment	—	24,197,453	—	24,197,453
Unaffiliated Investment Company	7,975,509	—	—	7,975,509

Total Investment Securities	$147,588,740	$24,197,453	$—	$171,786,193

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Columbia Mid Cap Value Fund	$33,200,746	$31,666,878

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $140,653,009. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,275,478
Unrealized depreciation	(2,142,294)

Net unrealized appreciation	$31,133,184

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017
AZL Columbia Mid Cap Value Fund	$33,475,786

During the year ended December 31, 2010, the Fund utilized $15,998,822 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Columbia Mid Cap Value Fund	$679,585	$—	$679,585

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Columbia Mid Cap Value Fund	$1,209,916	$1,209,916	$(33,475,786)	$27,986,653	$(4,279,217)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Columbia Small Cap Value Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Columbia Small Cap Value Fund	$1,000.00	$1,032.20	$6.10	1.21%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Columbia Small Cap Value Fund	$1,000.00	$1,018.79	$6.06	1.21%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	1.4%
Building Products	0.7
Capital Markets	1.7
Chemicals	2.8
Commercial Banks	6.5
Commercial Services & Supplies	1.9
Communications Equipment	2.0
Construction & Engineering	2.2
Consumer Finance	0.9
Containers & Packaging	1.7
Diversified Consumer Services	0.6
Diversified Financial Services	0.9
Diversified Telecommunication Services	0.8
Electric Utilities	1.5
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	3.3
Energy Equipment & Services	2.5
Food & Staples Retailing	1.4
Food Products	0.7
Gas Utilities	0.4
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	4.8
Hotels, Restaurants & Leisure	2.0
Household Durables	1.0
Household Products	0.4
Insurance	7.5
Internet Software & Services	1.3
IT Services	3.2
Leisure Equipment & Products	0.4
Machinery	4.3
Marine	0.8
Metals & Mining	2.2
Multi-Utilities	1.4
Oil, Gas & Consumable Fuels	4.2
Paper & Forest Products	0.4
Pharmaceuticals	2.2
Professional Services	1.4
Real Estate Investment Trusts (REITs)	4.9
Real Estate Management & Development	0.2
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	3.0
Software	1.6
Specialty Retail	5.2
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	4.4
Trading Companies & Distributors	0.9
Wireless Telecommunication Services	0.8
Short-Term Investment	24.4
Unaffiliated Investment Company	0.6

124.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

		Fair
Shares		Value
Common Stocks (99.8%):
Aerospace & Defense (1.4%):
22,100	AAR Corp.	$598,689
23,875	Ceradyne, Inc.*	930,886
22,270	Curtiss-Wright Corp.	720,880

		2,250,455

Building Products (0.7%):
10,462	Ameron International Corp.	687,144
18,823	Universal Forest Products, Inc.	450,999

		1,138,143

Capital Markets (1.7%):
130,084	GFI Group, Inc.	597,086
45,015	Investment Technology Group, Inc.*	631,110
81,860	Knight Capital Group, Inc., Class A*	902,097
19,731	Piper Jaffray Cos., Inc.*	568,450

		2,698,743

Chemicals (2.8%):
35,210	Chemtura Corp.*	640,822
42,700	H.B. Fuller Co.	1,042,734
13,340	Minerals Technologies, Inc.	884,309
46,117	OM Group, Inc.*	1,874,195

		4,442,060

Commercial Banks (6.5%):
56,355	Ameris Bancorp*	499,869
15,160	BancFirst Corp.	585,176
40,080	BancTrust Financial Group, Inc.*	103,006
30,075	Bryn Mawr Bank Corp.	609,019
36,810	Chemical Financial Corp.	690,556
39,340	Columbia Banking System, Inc.	677,435
24,060	Community Trust Bancorp, Inc.	666,943
3,948	First Citizens BancShares, Inc., Class A	739,144
131,597	First Commonwealth Financial Corp.	755,367
26,990	First Financial Corp.	883,653
211	First National Bank Alaska	349,732
35,412	Hancock Holding Co.	1,097,064
40,309	Investors Bancorp, Inc.*	572,388
24,097	Merchants Bancshares, Inc.	589,653
32,740	Northfield Bancorp, Inc.	460,324
31,143	Northrim BanCorp, Inc.	590,783
30,928	West Coast Bancorp*	518,353

		10,388,465

Commercial Services & Supplies (1.9%):
29,880	ABM Industries, Inc.	697,399
11,311	Consolidated Graphics, Inc.*	621,540
26,197	Ennis, Inc.	455,828
15,669	G & K Services, Inc., Class A	530,552
22,240	United Stationers, Inc.	787,963

		3,093,282

Communications Equipment (2.0%):
24,950	Anaren, Inc.*	530,188
17,164	Bel Fuse, Inc., Class B	372,287
18,252	Black Box Corp.	570,740
12,901	Plantronics, Inc.	471,274
67,095	Symmetricom, Inc.*	391,164
45,440	Tekelec*	414,867
102,430	Tellabs, Inc.	472,202

		3,222,722

Construction & Engineering (2.2%):
38,096	Comfort Systems USA, Inc.	404,198
54,973	Dycom Industries, Inc.*	898,259
15,110	Emcor Group, Inc.*	442,874
32,056	KHD Humboldt Wedag International AG*	283,527
18,590	Layne Christensen Co.*	564,021
52,063	Pike Electric Corp.*	460,237
30,698	Sterling Construction Co., Inc.*	422,711

		3,475,827

Consumer Finance (0.9%):
24,529	Cash America International, Inc.	1,419,493

Containers & Packaging (1.7%):
10,266	Greif, Inc., Class A	667,598
23,510	Greif, Inc., Class B	1,416,477
19,516	Packaging Corp. of America	546,253

		2,630,328

Diversified Consumer Services (0.6%):
26,095	Lincoln Educational Services Corp.	447,529
32,934	Regis Corp.	504,549

		952,078

Diversified Financial Services (0.9%):
31,689	INTL FCStone, Inc.*	767,190
37,553	Medallion Financial Corp.	366,142
11,957	PICO Holdings, Inc.*	346,753

		1,480,085

Diversified Telecommunication Services (0.8%):
56,690	Cbeyond, Inc.*	750,008
31,129	Warwick Valley Telephone Co.	449,503

		1,199,511

Electric Utilities (1.5%):
23,008	ALLETE, Inc.	944,249

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued

17,010	IDACORP, Inc.	$671,895
18,640	MGE Energy, Inc.	755,479

		2,371,623

Electrical Equipment (2.1%):
10,872	A.O. Smith Corp.	459,886
16,580	Belden CDT, Inc.	577,979
18,040	Brady Corp., Class A	578,362
330,647	Broadwind Energy, Inc.*	479,438
34,918	GrafTech International, Ltd.*	707,788
13,299	Powell Industries, Inc.*	485,413

		3,288,866

Electronic Equipment, Instruments & Components (3.3%):
12,775	Anixter International, Inc.	834,718
43,965	Benchmark Electronics, Inc.*	725,422
61,742	Brightpoint, Inc.*	500,728
33,886	CTS Corp.	327,678
28,565	Electro Scientific Industries, Inc.*	551,305
14,096	LittlelFuse, Inc.	827,717
33,199	Methode Electronics, Inc.	385,440
14,038	MTS Systems Corp.	587,210
89,685	Nam Tai Electronics, Inc.	495,061

		5,235,279

Energy Equipment & Services (2.5%):
105,100	Cal Dive International, Inc.*	628,498
28,237	Gulf Island Fabrication, Inc.	911,490
40,915	Matrix Service Co.*	547,443
68,049	TGC Industries, Inc.*	434,833
12,012	Tidewater, Inc.	646,366
72,668	Union Drilling, Inc.*	747,754

		3,916,384

Food & Staples Retailing (1.4%):
17,080	Andersons, Inc. (The)	721,630
19,632	Ruddick Corp.	854,777
32,882	Spartan Stores, Inc.	642,186

		2,218,593

Food Products (0.7%):
6,541	Chiquita Brands International, Inc.*	85,164
35,960	Fresh Del Monte Produce, Inc.	959,053

		1,044,217

Gas Utilities (0.4%):
17,736	Laclede Group, Inc. (The)	670,953

Health Care Equipment & Supplies (3.1%):
8,580	Analogic Corp.	451,222
32,449	AngioDynamics, Inc.*	461,749
25,334	Cantel Medical Corp.	681,738
12,592	ICU Medical, Inc.*	550,271
21,437	Kensey Nash Corp.*	540,856
49,486	Medical Action Industries, Inc.*	403,311
12,058	Orthofix International NV*	512,103
36,552	Quidel Corp.*	553,763
47,426	Symmetry Medical, Inc.*	425,411
12,568	Young Innovations, Inc.	358,439

		4,938,863

Health Care Providers & Services (4.8%):
29,647	AmSurg Corp.*	774,676
22,030	Centene Corp.*	782,726
42,696	Healthspring, Inc.*	1,969,567
43,668	Kindred Healthcare, Inc.*	937,552
15,260	Magellan Health Services, Inc.*	835,332
47,986	MedCath Corp.*	652,130
19,918	Owens & Minor, Inc.	686,972
21,270	Triple-S Management Corp., Class B*	462,197
21,110	U.S. Physical Therapy, Inc.	522,050

		7,623,202

Hotels, Restaurants & Leisure (2.0%):
41,511	Benihana, Inc., Class A*	435,450
23,472	Bob Evans Farms, Inc.	820,816
47,754	Chesapeake Lodging Trust	814,683
14,280	P.F. Chang’s China Bistro, Inc.	574,627
15,594	Red Robin Gourmet Burgers*	567,310

		3,212,886

Household Durables (1.0%):
24,215	American Greetings Corp., Class A	582,129
12,957	Cavco Industries, Inc.*	583,065
23,165	CSS Industries, Inc.	484,843

		1,650,037

Household Products (0.4%):
24,700	Aaron’s, Inc.	698,022

Insurance (7.5%):
10,170	Allied World Assurance Co. Holdings AG	585,589
35,270	American Safety Insurance Holdings, Ltd.*	675,068
26,990	Argo Group International Holdings, Ltd.	802,143
24,289	Baldwin & Lyons, Inc., Class B	562,776
58,358	eHealth, Inc.*	779,663
27,451	EMC Insurance Group, Inc.	524,314
10,340	Endurance Specialty Holdings, Ltd.	427,352

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

25,796	FBL Financial Group, Inc., Class A	$829,341
69,992	Global Indemnity plc*	1,552,423
16,835	Hanover Insurance Group, Inc. (The)	634,848
11,860	Harleysville Group, Inc.	369,676
44,081	Horace Mann Educators Corp.	688,104
3,020	National Western Life Insurance Co., Class A	481,599
14,827	Navigators Group, Inc.*	696,869
37,120	Old Republic International Corp.	436,160
18,940	Safety Insurance Group, Inc.	796,238
40,528	Stewart Information Services Corp.	406,496
42,493	United Fire & Casualty Co.	738,103

		11,986,762

Internet Software & Services (1.3%):
49,920	InfoSpace, Inc.*	455,270
16,737	j2 Global Communications, Inc.*	472,486
87,041	United Online, Inc.	524,857
34,800	ValueClick, Inc.*	577,680

		2,030,293

IT Services (3.2%):
32,056	Acxiom Corp.*	420,254
15,124	CACI International, Inc., Class A*	954,022
51,695	Convergys Corp.*	705,120
29,080	CSG Systems International, Inc.*	537,398
168,479	Global Cash Access Holdings, Inc.*	535,763
8,280	Maximus, Inc.	685,005
114,725	MoneyGram International, Inc.*	380,887
43,660	TeleTech Holdings, Inc.*	920,353

		5,138,802

Leisure Equipment & Products (0.4%):
37,272	JAKKS Pacific, Inc.*	686,178

Machinery (4.3%):
16,906	Astec Industries, Inc.*	625,184
15,589	CIRCOR International, Inc.	667,677
20,185	Enpro Industries, Inc.*	970,293
19,572	Freightcar America, Inc.*	495,954
17,201	Harsco Corp.	560,753
28,186	Kadant, Inc.*	888,141
15,010	L.B. Foster Co., Class A	493,979
24,708	Mueller Industries, Inc.	936,680
23,347	Robbins & Myers, Inc.	1,233,889

		6,872,550

Marine (0.8%):
44,520	Diana Shipping, Inc.	487,939
33,620	Nordic American Tankers, Ltd.	764,519

		1,252,458

Metals & Mining (2.2%):
12,289	Haynes International, Inc.	761,058
23,499	Olympic Steel, Inc.	646,927
21,898	RTI International Metals, Inc.*	840,226
51,710	Terra Nova Royalty Corp.	391,962
79,550	Thompson Creek Metals Co., Inc.*	793,909

		3,434,082

Multi-Utilities (1.4%):
39,797	Avista Corp.	1,022,385
10,123	CH Energy Group, Inc.	539,151
20,438	NorthWestern Corp.	676,702

		2,238,238

Oil, Gas & Consumable Fuels (4.2%):
17,510	Berry Petroleum Co., Class A	930,306
19,820	Bill Barrett Corp.*	918,657
30,890	Cloud Peak Energy, Inc.*	657,957
34,730	James River Coal Co.*	723,079
39,086	Stone Energy Corp.*	1,187,823
24,877	Swift Energy Co.*	927,166
85,306	VAALCO Energy, Inc.*	513,542
22,320	World Fuel Services Corp.	801,958

		6,660,488

Paper & Forest Products (0.4%):
95,321	Wausau Paper Corp.	642,464

Pharmaceuticals (2.2%):
23,930	Impax Laboratories, Inc.*	521,435
24,030	Medicis Pharmaceutical Corp., Class A	917,225
17,240	Par Pharmaceutical Cos., Inc.*	568,575
42,956	Symetra Financial Corp.	576,899
46,230	ViroPharma, Inc.*	855,255

		3,439,389

Professional Services (1.4%):
20,880	CDI Corp.	277,495
19,958	FTI Consulting, Inc.*	757,207
29,359	Korn/Ferry International*	645,604
45,376	Navigant Consulting, Inc.*	475,994

		2,156,300

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Real Estate Investment Trusts (REITs) (4.9%):
88,000	Cousins Properties, Inc.	$751,520
102,116	DiamondRock Hospitality, Co.	1,095,705
42,628	Franklin Street Properties Corp.	550,327
18,310	Getty Realty Corp.	461,961
14,548	National Health Investors, Inc.	646,368
26,977	Potlatch Corp.	951,479
42,010	Starwood Property Trust, Inc.	861,625
98,256	Sunstone Hotel Investors, Inc.*	910,833
41,721	Terreno Realty Corp.	709,674
10,810	Universal Health Realty Income Trust	432,184
25,572	Urstadt Biddle Properties, Inc., Class A	463,109

		7,834,785

Real Estate Management & Development (0.2%):
24,734	Avatar Holdings, Inc.*	376,204

Road & Rail (1.4%):
28,222	Heartland Express, Inc.	467,356
11,617	Ryder System, Inc.	660,427
40,646	Werner Enterprises, Inc.	1,018,182

		2,145,965

Semiconductors & Semiconductor Equipment (3.0%):
89,240	Amkor Technology, Inc.*	550,611
25,870	ATMI, Inc.*	528,524
12,470	Cabot Microelectronics Corp.*	579,481
73,970	Entegris, Inc.*	748,576
74,900	Integrated Device Technology, Inc.*	588,714
25,710	MKS Instruments, Inc.	679,258
15,492	Novellus Systems, Inc.*	559,881
27,149	Tessera Technologies, Inc.*	465,334

		4,700,379

Software (1.6%):
47,726	Compuware Corp.*	465,806
12,180	Jack Henry & Associates, Inc.	365,522
40,734	Monotype Imaging Holdings, Inc.*	575,571
21,455	Parametric Technology Corp.*	491,963
26,400	Progress Software Corp.*	637,032

		2,535,894

Specialty Retail (5.2%):
20,206	America’s Car-Mart, Inc.*	666,798
10,520	Children’s Place Retail Stores, Inc. (The)*	468,035
39,445	Finish Line, Inc. (The), Class A	844,123
22,816	GameStop Corp., Class A*	608,503
38,547	hhgregg, Inc.*	516,530
70,680	Jones Group, Inc. (The)	766,878
26,667	Men’s Wearhouse, Inc. (The)	898,678
77,660	OfficeMax, Inc.*	609,631
153,561	Pacific Sunwear of California, Inc.*	400,794
35,730	RadioShack Corp.	475,566
40,861	Rent-A-Center, Inc.	1,248,712
24,668	Shoe Carnival, Inc.*	743,740

		8,247,988

Textiles, Apparel & Luxury Goods (0.8%):
37,641	Movado Group, Inc.	644,038
11,890	UniFirst Corp.	668,099

		1,312,137

Thrifts & Mortgage Finance (4.4%):
140,125	Bank Mutual Corp.	514,259
77,426	BankFinancial Corp.	655,798
81,470	Beneficial Mutual Bancorp, Inc.*	669,276
87,956	Brookline Bancorp, Inc.	815,352
45,432	Clifton Savings Bancorp, Inc.	501,569
37,087	ESSA Bancorp, Inc.	460,621
62,599	Home Federal Bancorp, Inc.	687,963
78,751	MGIC Investment Corp.*	468,568
77,451	TrustCo Bank Corp.	379,510
29,271	United Financial Bancorp, Inc.	451,652
45,139	Washington Federal, Inc.	741,634
74,176	Westfield Financial, Inc.	602,309

		6,948,511

Trading Companies & Distributors (0.9%):
18,922	Applied Industrial Technologies, Inc.	673,813
22,160	Kaman Corp., Class A	786,015

		1,459,828

Wireless Telecommunication Services (0.8%):
38,077	NTELOS Holdings Corp.	777,532
29,987	Shenandoah Telecommunications Co.	510,379

		1,287,911

Total Common Stocks (Cost $131,356,644)		158,647,723

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
Short-Term Investment (24.4%):
$38,687,715	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$38,687,715

Total Short-Term Investment (Cost $38,687,715)		38,687,715

		Fair
Shares		Value
Unaffiliated Investment Company (0.6%):
973,525	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$973,525

Total Unaffiliated Investment Company (Cost $973,525)		973,525

Total Investment Securities (Cost $171,017,884)(c) — 124.8%		198,308,963
Net other assets (liabilities) — (24.8)%		(39,360,647)

Net Assets — 100.0%		$158,948,316

Percentages indicated are based on net assets as of June 30, 2011.

*	Non-income producing security

This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $38,035,308.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Columbia
Small Cap
Value Fund

Assets:
Investment securities, at cost	$171,017,884

Investment securities, at value*	$198,308,963
Interest and dividends receivable	171,995
Receivable for capital shares issued	65,375
Receivable for expenses paid indirectly	4,008
Receivable for investments sold	1,570,124
Prepaid expenses	933

Total Assets	200,121,398

Liabilities:
Payable for investments purchased	2,194,586
Payable for capital shares redeemed	118,103
Payable upon return of securities loaned	38,687,715
Manager fees payable	107,230
Administration fees payable	5,642
Distribution fees payable	31,538
Custodian fees payable	5,697
Administrative and compliance services fees payable	1,138
Trustee fees payable	146
Other accrued liabilities	21,287

Total Liabilities	41,173,082

Net Assets	$158,948,316

Net Assets Consist of:
Capital	$134,314,134
Accumulated net investment income/(loss)	1,099,930
Accumulated net realized gains/(losses) from investment transactions	(3,756,826)
Net unrealized appreciation/(depreciation) on investments	27,291,078

Net Assets	$158,948,316

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,155,188
Net Asset Value (offering and redemption price per share)	$11.23

*	Includes securities on loan of $38,035,308.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Columbia
Small Cap
Value Fund

Investment Income:
Dividends	$1,150,541
Income from securities lending	14,499
Foreign withholding tax	(896)

Total Investment Income	1,164,144

Expenses:
Manager fees	746,982
Administration fees	35,994
Distribution fees	207,495
Custodian fees	20,872
Administrative and compliance services fees	4,447
Trustee fees	7,566
Professional fees	8,551
Shareholder reports	8,254
Other expenses	3,148

Total expenses before reductions	1,043,309
Less expenses voluntarily waived/reimbursed by the Manager	(41,500)
Less expenses paid indirectly	(15,322)

Net expenses	986,487

Net Investment Income/(Loss)	177,657

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	7,619,601
Net realized gains/(losses) on forward currency contracts	(11)
Change in unrealized appreciation/(depreciation) on investments	(1,979,444)

Net Realized/Unrealized Gains/(Losses) on Investments	5,640,146

Change in Net Assets Resulting From Operations	$5,817,803

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Columbia
	Small Cap Value Fund
	For the
	Six Months	For the
	Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$177,657	$990,802
Net realized gains/(losses) on investment transactions	7,619,590	8,139,262
Change in unrealized appreciation/(depreciation) on investments	(1,979,444)	18,973,108

Change in net assets resulting from operations	5,817,803	28,103,172

Dividends to Shareholders:
From net investment income	—	(449,988)

Change in net assets resulting from dividends to shareholders	—	(449,988)

Capital Transactions:
Proceeds from shares issued	15,979,064	78,879,111
Proceeds from dividends reinvested	—	449,988
Value of shares redeemed	(30,471,000)	(27,042,552)

Change in net assets resulting from capital transactions	(14,491,936)	52,286,547

Change in net assets	(8,674,133)	79,939,731
Net Assets:
Beginning of period	167,622,449	87,682,718

End of period	$158,948,316	$167,622,449

Accumulated net investment income/(loss)	$1,099,930	$922,273

Share Transactions:
Shares issued	1,437,188	8,154,328
Dividends reinvested	—	49,777
Shares redeemed	(2,689,013)	(2,910,115)

Change in shares	(1,251,825)	5,293,990

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$10.88	$8.67	$6.97	$11.29	$13.20	$12.30

Investment Activities:
Net Investment Income/(Loss)	0.02	0.05	0.02	0.04	0.05	0.03
Net Realized and Unrealized Gains/ (Losses) on Investments	0.33	2.19	1.70	(3.43)	(1.09)	1.57

Total from Investment Activities	0.35	2.24	1.72	(3.39)	(1.04)	1.60

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	(0.02)	(0.05)	(0.03)	(0.01)
Net Realized Gains	—	—	—	(0.88)	(0.84)	(0.69)

Total Dividends	—	(0.03)	(0.02)	(0.93)	(0.87)	(0.70)

Net Asset Value, End of Period	$11.23	$10.88	$8.67	$6.97	$11.29	$13.20

Total Return(a)(b)	3.22%	25.93%	24.69%	(32.09)%	(8.24)%	13.40%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$158,948	$167,622	$87,683	$36,420	$59,468	$73,914
Net Investment Income/(Loss)(c)	0.21%	0.80%	0.60%	0.52%	0.33%	0.28%
Expenses Before Reductions(c)(d)	1.26%	1.27%	1.40%	1.49%	1.29%	1.35%
Expenses Net of Reductions(c)	1.19%	1.16%	1.30%	1.37%	1.23%	1.31%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.21%	1.22%	1.35%	1.37%	1.24%	1.31%
Portfolio Turnover Rate(b)	18%	37%	46%	214%	60%	90%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Small Cap Value Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,458 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2011, the Fund did not hold any foreign currency exchange contracts. During the period ended June 30, 2011, the Fund had limited activity in these transactions.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2011.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains/(losses) on forward currency contracts / change in unrealized appreciation/(depreciation) on investments	$(11)	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadvisor for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding, interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Columbia Small Cap Value Fund	0.90%	1.35%

*	The Manager voluntarily reduced the management fee to 0.85%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,211 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Construction & Engineering	$3,192,300	$283,527	$—	$3,475,827
All Other Common Stocks+	155,171,896	—	—	155,171,896
Short-Term Investment	—	38,687,715	—	38,687,715
Unaffiliated Investment Company	973,525	—	—	973,525

Total Investment Securities	$159,337,721	$38,971,242	$—	$198,308,963

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Columbia Small Cap Value Fund	$29,654,531	$43,821,835

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $175,348,604. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$32,069,322
Unrealized depreciation	(9,108,963)

Net unrealized appreciation	$22,960,359

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Columbia Small Cap Value Fund	$3,378,962	$3,293,541

During the year ended December 31, 2010, the Fund utilized $8,183,190 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Columbia Small Cap Value Fund	$449,988	$—	$449,988

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Columbia Small Cap Value Fund	$1,121,203	$1,121,203	$(6,672,503)	$24,367,679	$18,816,379

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Davis New York Venture Fund
(formerly AZL® Davis NY Venture Fund)
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Davis New York Venture Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Davis New York Venture Fund	$1,000.00	$1,025.10	$5.27	$1.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Davis New York Venture Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Davis New York Venture Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	0.7%
Automobiles	0.8
Beverages	4.7
Capital Markets	7.0
Chemicals	3.2
Commercial Banks	4.1
Commercial Services & Supplies	2.0
Computers & Peripherals	0.8
Construction Materials	0.8
Consumer Finance	4.9
Containers & Packaging	1.5
Diversified Financial Services	0.2
Energy Equipment & Services	0.8
Food & Staples Retailing	8.3
Food Products	1.5
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	2.0
Household Durables	0.2
Household Products	0.7
Industrial Conglomerates	0.2
Insurance	10.3
Internet & Catalog Retail	0.7
Internet Software & Services	2.0
IT Services	0.3
Life Sciences Tools & Services	0.5
Marine	1.0
Media	0.8
Metals & Mining	1.2
Oil, Gas & Consumable Fuels	14.5
Paper & Forest Products	0.3
Personal Products	0.2
Pharmaceuticals	8.1
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	2.1
Software	1.6
Specialty Retail	3.0
Tobacco	1.1
Transportation Infrastructure	1.1
Wireless Telecommunication Services	0.5
Short-Term Investment	3.6
Unaffiliated Investment Company	2.8

103.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.7%):
Aerospace & Defense (0.7%):
38,450	Lockheed Martin Corp.	$3,113,297

Automobiles (0.8%):
83,290	Harley-Davidson, Inc.	3,412,391

Beverages (4.7%):
129,250	Coca-Cola Co. (The)	8,697,232
56,110	Diageo plc, SP ADR	4,593,726
117,746	Heineken Holding NV	6,024,770

		19,315,728

Capital Markets (7.0%):
69,630	Ameriprise Financial, Inc.	4,016,258
707,350	Bank of New York Mellon Corp.	18,122,307
14,000	Charles Schwab Corp. (The)	230,300
10,840	GAM Holding, Ltd.	177,923
13,870	Goldman Sachs Group, Inc. (The)	1,845,958
112,550	Julius Baer Group, Ltd.	4,647,048

		29,039,794

Chemicals (3.2%):
23,490	Air Products & Chemicals, Inc.	2,245,174
85,320	Monsanto Co.	6,189,113
56,196	Potash Corp. of Saskatchewan, Inc.	3,202,610
16,900	Praxair, Inc.	1,831,791

		13,468,688

Commercial Banks (4.1%):
613,476	Wells Fargo & Co.	17,214,137

Commercial Services & Supplies (2.0%):
237,880	Iron Mountain, Inc.	8,109,329

Computers & Peripherals (0.8%):
86,520	Hewlett-Packard Co.	3,149,328

Construction Materials (0.8%):
36,250	Martin Marietta Materials, Inc.	2,898,912
14,720	Vulcan Materials Co.	567,162

		3,466,074

Consumer Finance (4.9%):
390,840	American Express Co.	20,206,428

Containers & Packaging (1.5%):
266,080	Sealed Air Corp.	6,330,043

Diversified Financial Services (0.2%):
21,614	Bank of America Corp.	236,889
14,336	JPMorgan Chase & Co.	586,916

		823,805

Energy Equipment & Services (0.8%):
11,100	Schlumberger, Ltd.	959,040
37,759	Transocean, Ltd.	2,437,721

		3,396,761

Food & Staples Retailing (8.3%):
231,020	Costco Wholesale Corp.	18,768,065
416,389	CVS Caremark Corp.	15,647,898

		34,415,963

Food Products (1.5%):
73,100	Kraft Foods, Inc., Class A	2,575,313
21,440	Nestle SA	1,332,876
64,950	Unilever NV, NYS	2,133,608

		6,041,797

Health Care Equipment & Supplies (1.9%):
69,000	Baxter International, Inc.	4,118,610
43,890	Becton, Dickinson & Co.	3,782,001

		7,900,611

Health Care Providers & Services (2.0%):
152,120	Express Scripts, Inc.*	8,211,438

Household Durables (0.2%):
14,272	Hunter Douglas NV	698,647

Household Products (0.7%):
43,550	Procter & Gamble Co. (The)	2,768,474

Industrial Conglomerates (0.2%):
18,920	Tyco International, Ltd.	935,216

Insurance (10.3%):
34,100	ACE, Ltd.	2,244,462
9,080	Aon Corp.	465,804
73	Berkshire Hathaway, Inc., Class A*	8,475,665
14,240	Everest Re Group, Ltd.	1,164,120
1,990	Fairfax Financial Holdings, Ltd.	796,660
4,010	Fairfax Financial Holdings, Ltd.(a)	1,608,571
311,550	Loews Corp.	13,113,140
1,100	Markel Corp.*	436,491
489,510	Progressive Corp. (The)	10,465,724
80,498	Transatlantic Holdings, Inc.	3,945,207

		42,715,844

Internet & Catalog Retail (0.7%):
60,790	Expedia, Inc.	1,762,302
76,160	Liberty Media Corp. — Interactive, Series A Shares*	1,277,203

		3,039,505

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Internet Software & Services (2.0%):
16,070	Google, Inc., Class A*	$8,137,527

IT Services (0.3%):
14,090	Visa, Inc., Class A	1,187,223

Life Sciences Tools & Services (0.5%):
44,260	Agilent Technologies, Inc.*	2,262,129

Marine (1.0%):
852,300	China Shipping Development Co., Ltd., Share H	784,826
22,070	Kuehne & Nagel International AG, Registered Shares	3,350,705

		4,135,531

Media (0.8%):
40,900	Grupo Televisa SA, SP ADR	1,006,140
6,086	Liberty Media-Starz, Series A*	457,910
52,620	Walt Disney Co. (The)	2,054,285

		3,518,335

Metals & Mining (1.2%):
56,850	BHP Billiton plc	2,227,912
36,815	Rio Tinto plc	2,657,969

		4,885,881

Oil, Gas & Consumable Fuels (14.5%):
283,220	Canadian Natural Resources, Ltd.	11,855,589
1,825,700	China Coal Energy Co., Share H	2,475,042
170,980	Devon Energy Corp.	13,474,934
140,310	EOG Resources, Inc.	14,669,411
150,250	Occidental Petroleum Corp.	15,632,010
235,660	OGX Petroleo e Gas Participacoes SA*	2,197,560

		60,304,546

Shares or
Principal		Fair
Amount		Value
Paper & Forest Products (0.2%):
288,430	Sino-Forest Corp., Class A*(a)	$957,245

Personal Products (0.2%):
24,990	Natura Cosmeticos SA	626,552

Pharmaceuticals (8.1%):
155,140	Johnson & Johnson Co.	10,319,913
350,502	Merck & Co., Inc.	12,369,215
113,210	Pfizer, Inc.	2,332,126
50,200	Roche Holding AG	8,400,910

		33,422,164

Real Estate Management & Development (1.2%):
53,560	Brookfield Asset Management, Inc., Class A	1,776,585
486,800	Hang Lung Group, Ltd.	3,109,024

		4,885,609

Semiconductors & Semiconductor Equipment (2.1%):
45,790	Intel Corp.	1,014,706
236,800	Texas Instruments, Inc.	7,774,144

		8,788,850

Software (1.6%):
177,250	Activision Blizzard, Inc.	2,070,280
179,490	Microsoft Corp.	4,666,740

		6,737,020

Specialty Retail (3.0%):
153,610	Bed Bath & Beyond, Inc.*	8,966,215
106,810	CarMax, Inc.*	3,532,207

		12,498,422

Tobacco (1.1%):
65,910	Philip Morris International, Inc.	4,400,811

Transportation Infrastructure (1.1%):
1,107,728	China Merchants Holdings International Co., Ltd.	4,300,775
83,490	LLX Logistica SA*	258,448
95,490	PortX Operacoes Portuarias SA*	209,915

		4,769,138

Wireless Telecommunication Services (0.5%):
40,800	America Movil, SAB de C.V., SP ADR, Series L	2,198,304

Total Common Stocks (Cost $266,479,016)		401,488,585

Convertible Bond (0.1%):
Paper & Forest Products (0.1%):
$488,000	Sino-Forest Corp., 5.00%, 8/1/13(b)	229,360

Total Convertible Bond (Cost $488,000)		229,360

Short-Term Investment (3.6%):
$15,221,327	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	15,221,327

Total Short-Term Investment (Cost $15,221,327)		15,221,327

Unaffiliated Investment Company (2.8%):
11,548,728	Dreyfus Treasury Prime Cash Management, 0.00%(d)	11,548,728

Total Unaffiliated Investment Company (Cost $11,548,728)		11,548,728

Total Investment Securities (Cost $293,737,071)(e) — 103.2%		428,488,000
Net other assets (liabilities) — (3.2)%		(13,380,534)

Net Assets — 100.0%		$415,107,466

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2011.

NYS—New York Shares

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $15,086,183.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of June 30, 2011 are identified below:

	Acquisition	Acquisition	Principal	Fair	Percentage of
Security	Date	Cost	Amount	Value	Net Assets

Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	$488,000	$488,000	$229,360	0.1%

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Bermuda	0.3%
Brazil	0.8
Canada	4.7
China	0.8
Hong Kong	1.7
Mexico	0.7
Netherlands	2.3
Switzerland	5.5
United Kingdom	2.2
United States	81.0

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Davis
New York
Venture Fund

Assets:
Investment securities, at cost	$293,737,071

Investment securities, at value*	$428,488,000
Interest and dividends receivable	681,863
Foreign currency, at value (cost $6,299)	6,299
Receivable for capital shares issued	50,642
Receivable for expenses paid indirectly	4,425
Receivable for investments sold	1,777,144
Reclaims receivable	215,236
Prepaid expenses	1,938

Total Assets	431,225,547

Liabilities:
Payable for investments purchased	517,877
Payable for capital shares redeemed	2,057
Payable upon return of securities loaned	15,221,327
Manager fees payable	239,796
Administration fees payable	16,022
Distribution fees payable	84,174
Custodian fees payable	6,358
Administrative and compliance services fees payable	2,920
Trustee fees payable	375
Other accrued liabilities	27,175

Total Liabilities	16,118,081

Net Assets	$415,107,466

Net Assets Consist of:
Capital	$457,108,839
Accumulated net investment income/(loss)	3,358,583
Accumulated net realized gains/(losses) from investment transactions	(180,146,766)
Net unrealized appreciation/(depreciation) on investments	134,786,810

Net Assets	$415,107,466

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,993,035
Net Asset Value (offering and redemption price per share)	$11.86

*	Includes securities on loan of $15,086,183.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Davis
New York
Venture Fund

Investment Income:
Interest	$12,553
Dividends	4,214,386
Income from securities lending	12,066
Foreign withholding tax	(112,841)

Total Investment Income	4,126,164

Expenses:
Manager fees	1,597,126
Administration fees	88,853
Distribution fees	532,375
Custodian fees	17,370
Administrative and compliance services fees	9,459
Trustee fees	16,087
Professional fees	18,761
Shareholder reports	30,619
Other expenses	10,295

Total expenses before reductions	2,320,945
Less expenses voluntarily waived/reimbursed by the Manager	(81,683)
Less expenses paid indirectly	(4,425)

Net expenses	2,234,837

Net Investment Income/(Loss)	1,891,327

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	10,019,372
Net realized gains/(losses) on forward currency contracts	(3,361)
Change in unrealized appreciation/(depreciation) on investments	(1,378,278)

Net Realized/Unrealized Gains/(Losses) on Investments	8,637,733

Change in Net Assets Resulting From Operations	$10,529,060

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Davis
	New York Venture Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,891,327	$2,519,780
Net realized gains/(losses) on investment transactions	10,016,011	25,778,797
Change in unrealized appreciation/(depreciation) on investments	(1,378,278)	25,298,725

Change in net assets resulting from operations	10,529,060	53,597,302

Dividends to Shareholders:
From net investment income	—	(9,651,159)

Change in net assets resulting from dividends to shareholders	—	(9,651,159)

Capital Transactions:
Proceeds from shares issued	6,147,564	24,360,643
Proceeds from dividends reinvested	—	9,651,159
Value of shares redeemed	(26,874,067)	(225,958,105)

Change in net assets resulting from capital transactions	(20,726,503)	(191,946,303)

Change in net assets	(10,197,443)	(148,000,160)
Net Assets:
Beginning of period	425,304,909	573,305,069

End of period	$415,107,466	$425,304,909

Accumulated net investment income/(loss)	$3,358,583	$1,467,256

Share Transactions:
Shares issued	512,740	2,278,023
Dividends reinvested	—	940,659
Shares redeemed	(2,265,230)	(20,627,259)

Change in shares	(1,752,490)	(17,408,577)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$11.57	$10.59	$8.09	$14.13	$13.61	$11.99

Investment Activities:
Net Investment Income/(Loss)	0.06	0.14	0.16	0.07	0.11	0.06
Net Realized and Unrealized Gains/ (Losses) on Investments	0.23	1.10	2.41	(5.70)	0.47	1.59

Total from Investment Activities	0.29	1.24	2.57	(5.63)	0.58	1.65

Dividends to Shareholders From:
Net Investment Income	—	(0.26)	(0.07)	(0.11)	(0.06)	(0.03)
Net Realized Gains	—	—	—	(0.30)	—	—

Total Dividends	—	(0.26)	(0.07)	(0.41)	(0.06)	(0.03)

Net Asset Value, End of Period	$11.86	$11.57	$10.59	$8.09	$14.13	$13.61

Total Return(a)(b)	2.51%	12.05%	31.83%	(40.50)%	4.15%	13.91%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$415,107	$425,305	$573,305	$451,995	$572,298	$538,315
Net Investment Income/(Loss)(c)	0.89%	0.55%	1.72%	0.83%	0.82%	0.61%
Expenses Before Reductions(c)(d)	1.09%	1.08%	1.11%	1.12%	1.09%	1.12%
Expenses Net of Reductions(c)	1.05%	1.03%	1.06%	1.07%	1.09%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.05%	1.03%	1.06%	1.08%	1.09%	1.12%
Portfolio Turnover Rate(b)	5%	14%	23%	26%	15%	8%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Davis New York Venture Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,215 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Derivative Instruments

The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2011, the Fund did not hold any foreign currency exchange contracts. During the period ended June 30, 2011, the Fund had limited activity in these transactions.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2011.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains/(losses) on forward currency contracts	$(3,361)	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Davis Selected Advisers, L.P. (“Davis”), Davis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Davis New York Venture Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75% on the first $100 million of assets, 0.70% on next $400 million and 0.65% on assets above $500 million. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $3,052 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Beverages	$13,290,958	$6,024,770	$—	$19,315,728
Capital Markets	24,214,823	4,824,971	—	29,039,794
Food Products	4,708,921	1,332,876	—	6,041,797
Household Durables	—	698,647	—	698,647
Marine	—	4,135,531	—	4,135,531
Metals & Mining	—	4,885,881	—	4,885,881
Oil, Gas & Consumable Fuels	57,829,504	2,475,042	—	60,304,546
Pharmaceuticals	25,021,254	8,400,910	—	33,422,164
Real Estate Management & Development	1,776,585	3,109,023	—	4,885,609
Transportation Infrastructure	468,363	4,300,775	—	4,769,138
All Other Common Stocks+	233,989,751	—	—	233,989,751
Convertible Bond	—	229,360	—	229,360
Short-Term Investment	—	15,221,327	—	15,221,327
Unaffiliated Investment Company	11,548,728	—	—	11,548,728

Total Investment Securities	$372,848,887	$55,639,113	$—	$428,488,000

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Davis New York Venture Fund	$22,177,145	$44,912,216

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2011, the Fund held restricted securities representing 0.1% of net assets, all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2011 are presented in the Fund’s Schedules.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $300,316,545. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$139,756,691
Unrealized depreciation	(11,585,236)

Net unrealized appreciation	$128,171,455

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires	Expires
	12/31/2015	12/31/2016	12/31/2017
AZL Davis New York Venture Fund	$109,860,629	$30,736,138	$44,314,504

During the year ended December 31, 2010, the Fund utilized $9,634,746 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $249,131 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Davis New York Venture Fund	$9,651,159	$—	$9,651,159

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Davis New York Venture Fund	$3,366,831	$(185,160,402)	$129,263,138	$(52,530,433)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Dreyfus Equity Growth Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Dreyfus Equity Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 -6/30/11	1/1/11 - 6/30/11
AZL Dreyfus Equity Growth Fund	$1,000.00	$1,063.40	$5.27	1.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Dreyfus Equity Growth Fund	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Dreyfus Equity Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Auto Components	0.7%
Beverages	5.6
Biotechnology	2.1
Building Products	1.4
Capital Markets	0.7
Chemicals	2.5
Commercial Banks	0.7
Communications Equipment	4.0
Computers & Peripherals	6.4
Consumer Finance	0.8
Electrical Equipment	1.6
Energy Equipment & Services	3.4
Food & Staples Retailing	2.4
Food Products	2.3
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	0.6
Household Durables	0.7
Household Products	2.0
Internet & Catalog Retail	3.7
Internet Software & Services	2.7
IT Services	5.8
Life Sciences Tools & Services	1.1
Machinery	10.0
Media	3.4
Metals & Mining	1.3
Multiline Retail	2.7
Oil, Gas & Consumable Fuels	7.9
Personal Products	0.9
Pharmaceuticals	3.3
Semiconductors & Semiconductor Equipment	2.1
Software	7.7
Specialty Retail	2.8
Unaffiliated Investment Company	1.4

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.3%):
Auto Components (0.7%):
41,930	Johnson Controls, Inc.	$1,746,804

Beverages (5.6%):
126,610	Coca-Cola Enterprises, Inc.	3,694,480
82,225	Dr Pepper Snapple Group, Inc.	3,447,694
101,010	PepsiCo, Inc.	7,114,134

		14,256,308

Biotechnology (2.1%):
28,940	Alexion Pharmaceuticals, Inc.*	1,361,048
21,010	Amgen, Inc.*	1,225,934
31,260	Dendreon Corp.*	1,232,894
26,990	Vertex Pharmaceuticals, Inc.*	1,403,210

		5,223,086

Building Products (1.4%):
98,180	Owens Corning, Inc.*	3,667,023

Capital Markets (0.7%):
109,900	Charles Schwab Corp. (The)	1,807,855

Chemicals (2.5%):
30,630	Air Products & Chemicals, Inc.	2,927,615
32,340	Eastman Chemical Co.	3,300,944

		6,228,559

Commercial Banks (0.7%):
61,740	Wells Fargo & Co.	1,732,424

Communications Equipment (4.0%):
270,480	Alcatel-Lucent, SP ADR*	1,560,669
153,420	QUALCOMM, Inc.	8,712,722

		10,273,391

Computers & Peripherals (6.4%):
37,383	Apple, Inc.*	12,548,352
70,190	NetApp, Inc.*	3,704,628

		16,252,980

Consumer Finance (0.8%):
77,490	Discover Financial Services	2,072,858

Electrical Equipment (1.6%):
67,310	Cooper Industries plc	4,016,388

Energy Equipment & Services (3.4%):
51,870	Halliburton Co.	2,645,370
69,790	Schlumberger, Ltd.	6,029,856

		8,675,226

Food & Staples Retailing (2.4%):
64,140	Walgreen Co.	2,723,384
51,820	Whole Foods Market, Inc.	3,287,979

		6,011,363

Food Products (2.3%):
99,100	ConAgra Foods, Inc.	2,557,771
90,610	Kraft Foods, Inc., Class A	3,192,190

		5,749,961

Health Care Equipment & Supplies (2.8%):
34,420	Baxter International, Inc.	2,054,530
53,150	Covidien plc	2,829,174
48,150	St. Jude Medical, Inc.	2,295,792

		7,179,496

Health Care Providers & Services (2.2%):
53,850	Accretive Health, Inc.*	1,550,342
42,960	HCA Holdings, Inc.*	1,417,680
32,750	McKesson HBOC, Inc.	2,739,537

		5,707,559

Hotels, Restaurants & Leisure (0.6%):
43,614	Carnival Corp.	1,641,195

Household Durables (0.7%):
24,700	Stanley Black & Decker, Inc.	1,779,635

Household Products (2.0%):
24,160	Energizer Holdings, Inc.*	1,748,218
52,790	Procter & Gamble Co. (The)	3,355,860

		5,104,078

Internet & Catalog Retail (3.7%):
26,700	Amazon.com, Inc.*	5,459,883
7,000	Netflix, Inc.*	1,838,830
4,300	Priceline.com, Inc.*	2,201,299

		9,500,012

Internet Software & Services (2.7%):
13,567	Google, Inc., Class A*	6,870,058

IT Services (5.8%):
53,670	International Business Machines Corp.	9,207,089
91,370	Paychex, Inc.	2,806,886
46,766	Teradata Corp.*	2,815,313

		14,829,288

Life Sciences Tools & Services (1.1%):
29,300	Agilent Technologies, Inc.*	1,497,523
19,050	Thermo Fisher Scientific, Inc.*	1,226,630

		2,724,153

Machinery (10.0%):
80,240	Caterpillar, Inc.	8,542,350
39,240	Cummins, Inc.	4,060,948
55,452	Dover Corp.	3,759,646

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued

76,380	Eaton Corp.	$3,929,751
110,700	Ingersoll-Rand plc	5,026,887

		25,319,582

Media (3.4%):
64,260	DIRECTV Group, Inc. (The), Class A*	3,265,693
51,600	Omnicom Group, Inc.	2,485,056
71,720	Walt Disney Co. (The)	2,799,949

		8,550,698

Metals & Mining (1.3%):
61,120	Freeport-McMoRan Copper & Gold, Inc.	3,233,248

Multiline Retail (2.7%):
143,150	Macy’s, Inc.	4,185,706
54,250	Nordstrom, Inc.	2,546,495

		6,732,201

Oil, Gas & Consumable Fuels (7.9%):
22,580	Chevron Corp.	2,322,127
51,130	Ensco plc, SP ADR	2,725,229
152,110	Exxon Mobil Corp.	12,378,712
25,110	Occidental Petroleum Corp.	2,612,444

		20,038,512

Personal Products (0.9%):
81,410	Avon Products, Inc.	2,279,480

Pharmaceuticals (3.3%):
29,770	Johnson & Johnson Co.	1,980,300
65,290	Mylan, Inc.*	1,610,704
77,230	Pfizer, Inc.	1,590,938
56,060	Warner Chilcott plc, Class A	1,352,728
28,090	Watson Pharmaceuticals, Inc.*	1,930,626

		8,465,296

Semiconductors & Semiconductor Equipment (2.1%):
138,470	Atmel Corp.*	1,948,273
44,710	Microchip Technology, Inc.	1,694,956
47,520	OmniVision Technologies, Inc.*	1,654,171

		5,297,400

Software (7.7%):
48,310	BMC Software, Inc.*	2,642,557
100,820	Electronic Arts, Inc.*	2,379,352
31,650	Informatica Corp.*	1,849,310
243,480	Oracle Corp.	8,012,927
17,000	Salesforce.com, Inc.*	2,532,660
21,918	VMware, Inc., Class A*	2,196,841

		19,613,647

Specialty Retail (2.8%):
54,970	Dick’s Sporting Goods, Inc.*	2,113,596
60,790	Express, Inc.	1,325,222
31,680	Guess?, Inc.	1,332,461
59,380	Limited Brands, Inc.	2,283,161

		7,054,440

Total Common Stocks (Cost $205,725,779)		249,634,204

Unaffiliated Investment Company (1.4%):
3,677,416	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,677,416

Total Unaffiliated Investment Company (Cost $3,677,416)		3,677,416

Total Investment Securities (Cost $209,403,195)(b) — 99.7%		253,311,620
Net other assets (liabilities) — 0.3%		680,719

Net Assets — 100.0%		$253,992,339

Percentages indicated are based on net assets as of June 30, 2011.

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
France	0.6%
Ireland (Republic of)	5.2
Netherlands	2.4
Panama	0.6
United Kingdom	1.1
United States	90.1

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Dreyfus
Equity Growth
Fund

Assets:
Investment securities, at cost	$209,403,195

Investment securities, at value	$253,311,620
Dividends receivable	279,335
Receivable for capital shares issued	65,648
Receivable for expenses paid indirectly	14,284
Receivable for investments sold	2,198,146
Prepaid expenses	821

Total Assets	255,869,854

Liabilities:
Payable for investments purchased	1,614,075
Payable for capital shares redeemed	40,177
Manager fees payable	142,546
Administration fees payable	8,106
Distribution fees payable	50,909
Custodian fees payable	1,943
Administrative and compliance services fees payable	1,474
Trustee fees payable	190
Other accrued liabilities	18,095

Total Liabilities	1,877,515

Net Assets	$253,992,339

Net Assets Consist of:
Capital	$233,598,235
Accumulated net investment income/(loss)	1,158,890
Accumulated net realized gains/(losses) from investment transactions	(24,673,211)
Net unrealized appreciation/(depreciation) on investments	43,908,425

Net Assets	$253,992,339

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,835,787
Net Asset Value (offering and redemption price per share)	$10.23

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Dreyfus
Equity Growth
Fund

Investment Income:
Interest	$165
Dividends	1,458,711

Total Investment Income	1,458,876

Expenses:
Manager fees	828,577
Administration fees	42,354
Distribution fees	269,993
Custodian fees	6,422
Administrative and compliance services fees	5,259
Trustee fees	8,832
Professional fees	10,102
Shareholder reports	14,675
Other expenses	3,980

Total expenses before reductions	1,190,194
Less expenses voluntarily waived/reimbursed by the Manager	(72,597)
Less expenses paid indirectly	(36,242)

Net expenses	1,081,355

Net Investment Income/(Loss)	377,521

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	12,761,440
Change in unrealized appreciation/(depreciation) on investments	(3,662,577)

Net Realized/Unrealized Gains/(Losses) on Investments	9,098,863

Change in Net Assets Resulting From Operations	$9,476,384

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Dreyfus Equity Growth Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$377,521	$781,375
Net realized gains/(losses) on investment transactions	12,761,440	17,557,775
Change in unrealized appreciation/(depreciation) on investments	(3,662,577)	15,275,507

Change in net assets resulting from operations	9,476,384	33,614,657

Dividends to Shareholders:
From net investment income	—	(665,056)

Change in net assets resulting from dividends to shareholders	—	(665,056)

Capital Transactions:
Proceeds from shares issued	80,573,464	36,753,549
Proceeds from dividends reinvested	—	665,056
Value of shares redeemed	(29,183,621)	(31,629,694)

Change in net assets resulting from capital transactions	51,389,843	5,788,911

Change in net assets	60,866,227	38,738,512
Net Assets:
Beginning of period	193,126,112	154,387,600

End of period	$253,992,339	$193,126,112

Accumulated net investment income/(loss)	$1,158,890	$781,369

Share Transactions:
Shares issued	7,690,551	4,341,779
Dividends reinvested	—	80,711
Shares redeemed	(2,936,492)	(3,991,009)

Change in shares	4,754,059	431,481

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$9.62	$7.86	$5.86	$11.05	$10.52	$9.84

Investment Activities:
Net Investment Income/(Loss)	0.02	0.05	0.04	0.04	0.02	0.01
Net Realized and Unrealized Gains/ (Losses) on Investments	0.59	1.75	1.99	(4.40)	0.89	1.22

Total from Investment Activities	0.61	1.80	2.03	(4.36)	0.91	1.23

Dividends to Shareholders From:
Net Investment Income	—	(0.04)	(0.03)	(0.03)	(0.01)	— (a)
Net Realized Gains	—	—	—	(0.80)	(0.37)	(0.55)

Total Dividends	—	(0.04)	(0.03)	(0.83)	(0.38)	(0.55)

Net Asset Value, End of Period	$10.23	$9.62	$7.86	$5.86	$11.05	$10.52

Total Return(b)(c)	6.34%	22.92%	34.76%	(41.63)%	8.75%	12.93%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$253,992	$193,126	$154,388	$124,602	$292,684	$120,849
Net Investment Income/(Loss)(d)	0.35%	0.49%	0.49%	0.33%	0.34%	0.12%
Expenses Before Reductions(d)(e)	1.10%	1.11%	1.12%	1.10%	1.23%	1.19%
Expenses Net of Reductions(d)	1.00%	0.99%	0.97%	0.98%	1.17%	1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.03%	1.04%	1.05%	1.03%	1.20%	1.19%
Portfolio Turnover Rate(c)	48%	112%	165%	127%	73%	118%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Dreyfus Equity Growth Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”). During the period ended June 30, 2011, the Fund did not participate in the security lending program.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent and subadviser to the Fund. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

management agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Dreyfus Equity Growth Fund	1.00%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875% and above $500 million at 0.75%. The Manager voluntarily reduced management fees to 0.70%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,402 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2011, the Fund paid approximately $48,855 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$249,634,204	$—	$—	$249,634,204
Unaffiliated Investment Company	3,677,416	—	—	3,677,416

Total Investment Securities	$253,311,620	$—	$—	$253,311,620

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Dreyfus Equity Growth Fund	$155,794,993	$103,117,588

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Cost for federal income tax purposes at June 30, 2011 is $209,900,438. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$44,941,687
Unrealized depreciation	(1,530,505)

Net unrealized appreciation	$43,411,182

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Dreyfus Equity Growth Fund	$709,674	$36,212,441

During the year ended December 31, 2010, the Fund utilized $13,947,387 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Dreyfus Equity Growth Fund	$665,056	$—	$665,056

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Dreyfus Equity Growth Fund	$781,369	$(36,922,115)	$47,058,466	$10,917,720

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Eaton Vance Large Cap Value Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Eaton Vance Large Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Eaton Vance Large Cap Value Fund	$1,000.00	$1,025.50	$5.22	1.04%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Eaton Vance Large Cap Value Fund	$1,000.00	$1,019.64	$5.21	1.04%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Eaton Vance Large Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	4.5%
Beverages	1.2
Biotechnology	1.3
Capital Markets	2.4
Chemicals	1.4
Commercial Banks	8.6
Computers & Peripherals	1.6
Consumer Finance	1.5
Diversified Financial Services	5.5
Diversified Telecommunication Services	2.7
Electric Utilities	1.7
Food & Staples Retailing	2.7
Food Products	3.1
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	2.7
Hotels, Restaurants & Leisure	2.6
Industrial Conglomerates	2.0
Insurance	5.3
IT Services	3.1
Life Sciences Tools & Services	0.7
Machinery	1.5
Media	2.8
Metals & Mining	3.1
Multi-Utilities	2.6
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	13.5
Pharmaceuticals	6.9
Real Estate Investment Trusts (REITs)	2.3
Road & Rail	1.8
Software	3.1
Specialty Retail	1.3
Tobacco	1.0
Wireless Telecommunication Services	0.9
Short-Term Investment	5.8
Unaffiliated Investment Company	1.6

105.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Aerospace & Defense (4.5%):
41,553	Boeing Co. (The)	$3,072,013
41,348	General Dynamics Corp.	3,081,253
41,806	Lockheed Martin Corp.	3,385,032
48,049	Northrop Grumman Corp.	3,332,198
97,352	United Technologies Corp.	8,616,626

		21,487,122

Beverages (1.2%):
82,367	PepsiCo, Inc.	5,801,108

Biotechnology (1.3%):
103,337	Amgen, Inc.*	6,029,714

Capital Markets (2.4%):
58,078	Ameriprise Financial, Inc.	3,349,939
60,360	Goldman Sachs Group, Inc. (The)	8,033,312

		11,383,251

Chemicals (1.4%):
25,077	Air Products & Chemicals, Inc.	2,396,859
41,080	BASF SE, SP ADR	4,028,305

		6,425,164

Commercial Banks (8.6%):
274,755	Fifth Third Bancorp	3,503,126
71,736	HSBC Holdings plc, SP ADR	3,559,540
411,963	KeyCorp	3,431,652
170,783	PNC Financial Services Group, Inc.	10,180,375
123,458	SunTrust Banks, Inc.	3,185,216
185,411	U.S. Bancorp	4,729,835
439,355	Wells Fargo & Co.	12,328,301

		40,918,045

Computers & Peripherals (1.6%):
22,302	Apple, Inc.*	7,486,112

Consumer Finance (1.5%):
140,095	American Express Co.	7,242,911

Diversified Financial Services (5.5%):
613,124	Bank of America Corp.	6,719,839
181,735	Citigroup, Inc.	7,567,445
295,985	JPMorgan Chase & Co.	12,117,626

		26,404,910

Diversified Telecommunication Services (2.7%):
188,206	AT&T, Inc.	5,911,551
188,854	Verizon Communications, Inc.	7,031,034

		12,942,585

Electric Utilities (1.7%):
140,200	American Electric Power Co., Inc.	5,282,736
96,060	PPL Corp.	2,673,350

		7,956,086

Food & Staples Retailing (2.7%):
151,704	CVS Caremark Corp.	5,701,036
133,161	Wal-Mart Stores, Inc.	7,076,176

		12,777,212

Food Products (3.1%):
122,080	Kraft Foods, Inc., Class A	4,300,878
102,573	Nestle SA	6,376,732
121,963	Unilever NV, NYS	4,006,485

		14,684,095

Health Care Equipment & Supplies (1.0%):
92,054	Covidien plc	4,900,034

Health Care Providers & Services (2.7%):
188,150	UnitedHealth Group, Inc.	9,704,777
41,177	WellPoint, Inc.	3,243,512

		12,948,289

Hotels, Restaurants & Leisure (2.6%):
105,151	Carnival Corp.	3,956,832
99,732	McDonald’s Corp.	8,409,402

		12,366,234

Industrial Conglomerates (2.0%):
502,069	General Electric Co.	9,469,021

Insurance (5.3%):
36,212	ACE, Ltd.	2,383,474
179,374	Lincoln National Corp.	5,110,365
170,412	MetLife, Inc.	7,475,975
123,451	Prudential Financial, Inc.	7,850,249
111,297	XL Group plc	2,446,308

		25,266,371

IT Services (3.1%):
125,464	Accenture plc, Class A	7,580,535
41,820	International Business Machines Corp.	7,174,221

		14,754,756

Life Sciences Tools & Services (0.7%):
54,311	Thermo Fisher Scientific, Inc.*	3,497,085

Machinery (1.5%):
123,734	Illinois Tool Works, Inc.	6,989,734

Media (2.8%):
153,964	Comcast Corp., Class A	3,901,448
54,351	Time Warner Cable, Inc.	4,241,552
137,918	Walt Disney Co. (The)	5,384,319

		13,527,319

Metals & Mining (3.1%):
78,804	BHP Billiton, Ltd., SP ADR	7,457,222
136,070	Freeport-McMoRan Copper & Gold, Inc.	7,198,103

		14,655,325

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multi-Utilities (2.6%):
54,460	PG&E Corp.	$2,288,954
157,199	Public Service Enterprise Group, Inc.	5,130,975
91,418	Sempra Energy	4,834,184

		12,254,113

Multiline Retail (1.6%):
74,529	Kohl’s Corp.	3,727,195
82,819	Target Corp.	3,885,040

		7,612,235

Oil, Gas & Consumable Fuels (13.5%):
93,329	Apache Corp.	11,515,865
170,116	ConocoPhillips	12,791,022
126,367	Exxon Mobil Corp.	10,283,746
119,030	Hess Corp.	8,898,683
118,769	Occidental Petroleum Corp.	12,356,727
144,217	Peabody Energy Corp.	8,495,824

		64,341,867

Pharmaceuticals (6.9%):
193,073	Johnson & Johnson Co.	12,843,216
208,839	Merck & Co., Inc.	7,369,928
606,783	Pfizer, Inc.	12,499,730

		32,712,874

Real Estate Investment Trusts (REITs) (2.3%):
28,013	Avalonbay Communities, Inc.	3,596,869
34,815	Boston Properties, Inc.	3,695,961
31,531	Simon Property Group, Inc.	3,664,848

		10,957,678

Road & Rail (1.8%):
82,287	Union Pacific Corp.	8,590,763

Shares or
Principal		Fair
Amount		Value
Software (3.1%):
271,786	Microsoft Corp.	$7,066,436
230,005	Oracle Corp.	7,569,465

		14,635,901

Specialty Retail (1.3%):
120,820	TJX Cos., Inc.	6,346,675

Tobacco (1.0%):
68,634	Philip Morris International, Inc.	4,582,692

Wireless Telecommunication Services (0.9%):
155,107	Vodafone Group plc, SP ADR	4,144,459

Total Common Stocks (Cost $409,039,105)		466,091,740

Short-Term Investment (5.8%):
$27,711,538	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	27,711,538

Total Short-Term Investment (Cost $27,711,538)		27,711,538

Unaffiliated Investment Company (1.6%):
7,490,446	Dreyfus Treasury Prime Cash Management, 0.00%(b)	7,490,446

Total Unaffiliated Investment Company (Cost $7,490,446)		7,490,446

Total Investment Securities (Cost $444,241,089)(c) — 105.4%		501,293,724
Net other assets (liabilities) — (5.4)%		(25,539,281)

Net Assets — 100.0%		$475,754,443

Percentages indicated are based on net assets as of June 30, 2011.

NYS—New York Shares

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $27,425,450.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Australia	1.5%
Germany	0.8
Ireland (Republic of)	3.0
Netherlands	0.8
Panama	0.8
Switzerland	1.7
United Kingdom	1.5
United States	89.9

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Eaton
Vance Large
Cap Value
Fund

Assets:
Investment securities, at cost	$444,241,089

Investment securities, at value*	$501,293,724
Interest and dividends receivable	816,309
Foreign currency, at value (cost $142,345)	149,898
Receivable for capital shares issued	86,220
Receivable for investments sold	1,522,706
Reclaims receivable	46,123
Prepaid expenses	2,563

Total Assets	503,917,543

Liabilities:
Payable for capital shares redeemed	21,540
Payable upon return of securities loaned	27,711,538
Manager fees payable	271,376
Administration fees payable	15,723
Distribution fees payable	95,452
Custodian fees payable	3,762
Administrative and compliance services fees payable	3,311
Trustee fees payable	426
Other accrued liabilities	39,972

Total Liabilities	28,163,100

Net Assets	$475,754,443

Net Assets Consist of:
Capital	$554,882,834
Accumulated net investment income/(loss)	7,248,436
Accumulated net realized gains/(losses) from investment transactions	(143,439,111)
Net unrealized appreciation/(depreciation) on investments	57,062,284

Net Assets	$475,754,443

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,305,093
Net Asset Value (offering and redemption price per share)	$8.45

*	Includes securities on loan of $27,425,450.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Eaton
Vance Large
Cap Value
Fund

Investment Income:
Dividends	$5,369,995
Income from securities lending	16,757
Foreign withholding tax	(29,668)

Total Investment Income	5,357,084

Expenses:
Manager fees	1,794,708
Administration fees	91,469
Distribution fees	603,933
Custodian fees	10,605
Administrative and compliance services fees	10,536
Trustee fees	17,877
Professional fees	20,650
Shareholder reports	22,337
Other expenses	7,621

Total expenses before reductions	2,579,736
Less expenses voluntarily waived/reimbursed by the Manager	(78,989)

Net expenses	2,500,747

Net Investment Income/(Loss)	2,856,337

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	7,206,663
Net realized gains/(losses) on forward currency contracts	10,517
Change in unrealized appreciation/(depreciation) on investments	2,377,534

Net Realized/Unrealized Gains/(Losses) on Investments	9,594,714

Change in Net Assets Resulting From Operations	$12,451,051

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Eaton
	Vance Large Cap Value Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,856,337	$4,336,330
Net realized gains/(losses) on investment transactions	7,217,180	(6,873,263)
Change in unrealized appreciation/(depreciation) on investments	2,377,534	44,297,857

Change in net assets resulting from operations	12,451,051	41,760,924

Dividends to Shareholders:
From net investment income	—	(4,821,879)

Change in net assets resulting from dividends to shareholders	—	(4,821,879)

Capital Transactions:
Proceeds from shares issued	26,654,148	86,757,920
Proceeds from dividends reinvested	—	4,821,879
Value of shares redeemed	(47,684,253)	(52,564,536)

Change in net assets resulting from capital transactions	(21,030,105)	39,015,263

Change in net assets	(8,579,054)	75,954,308
Net Assets:
Beginning of period	484,333,497	408,379,189

End of period	$475,754,443	$484,333,497

Accumulated net investment income/(loss)	$7,248,436	$4,392,099

Share Transactions:
Shares issued	3,156,146	11,200,812
Dividends reinvested	—	648,974
Shares redeemed	(5,611,045)	(6,928,437)

Change in shares	(2,454,899)	4,921,349

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$8.24	$7.59	$6.17	$11.21	$12.00	$11.15

Investment Activities:
Net Investment Income/(Loss)	0.06	0.07	0.10	0.22	0.19	0.18
Net Realized and Unrealized Gains/ (Losses) on Investments	0.15	0.67	1.53	(3.95)	(0.43)	1.52

Total from Investment Activities	0.21	0.74	1.63	(3.73)	(0.24)	1.70

Dividends to Shareholders From:
Net Investment Income	—	(0.09)	(0.21)	(0.20)	(0.20)	(0.13)
Net Realized Gains	—	—	—	(1.11)	(0.35)	(0.72)

Total Dividends	—	(0.09)	(0.21)	(1.31)	(0.55)	(0.85)

Net Asset Value, End of Period	$8.45	$8.24	$7.59	$6.17	$11.21	$12.00

Total Return(a)(b)	2.55%	9.83%	26.53%	(36.18)%	(2.22)%	15.76%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$475,754	$484,333	$408,379	$345,769	$754,496	$705,155
Net Investment Income/(Loss)(c)	1.18%	1.02%	1.36%	2.00%	1.58%	1.71%
Expenses Before Reductions(c)(d)	1.07%	1.08%	1.10%	1.07%	1.08%	1.08%
Expenses Net of Reductions(c)	1.04%	1.05%	1.05%	1.01%	1.05%	1.05%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.04%	1.05%	1.07%	1.03%	1.05%	1.05%
Portfolio Turnover Rate(b)	23%	34%	118%	26%	23%	28%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Eaton Vance Large Cap Value Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,676 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2011 the Fund did not hold any forward currency contracts. During the period ended June 30, 2011, the Fund had limited activity in these transactions.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2011.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains/(losses) on forward currency contracts	$10,517	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Eaton Vance Management (“Eaton Vance”), Eaton Vance provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Eaton Vance Large Cap Value Fund	0.775%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and above $500 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule:

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $3,472 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Food Products	$8,307,363	$6,376,732	$—	$14,684,095
All Other Common Stocks+	451,407,646	—	—	451,407,646
Short-Term Investment	—	27,711,538	—	27,711,538
Unaffiliated Investment Company	7,490,446	—	—	7,490,446

Total Investment Securities	$467,205,455	$34,088,270	$—	$501,293,724

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Eaton Vance Large Cap Value Fund	$112,573,801	$130,475,931

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $452,176,151. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$64,793,749
Unrealized depreciation	(15,676,176)

Net unrealized appreciation	$49,117,573

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires	Expires
	12/31/2016	12/31/2017	12/31/2018
AZL Eaton Vance Large Cap Value Fund	$52,518,858	$84,345,488	$5,491,128

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Eaton Vance Large Cap Value Fund	$4,821,879	$—	$4,821,879

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Eaton Vance Large Cap Value Fund	$4,313,641	$(142,355,474)	$46,462,391	$(91,579,442)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

SARPT0611 8/11

AZL® Enhanced Bond Index Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Enhanced Bond Index Fund	$1,000.00	$1,024.70	$3.51	0.70%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Enhanced Bond Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

	Percent of
Investments	net assets*
Asset Backed Securities	6.5%
Collateralized Mortgage Obligations	7.5
Beverages	0.4
Capital Markets	2.0
Commercial Banks	2.3
Diversified Financial Services	5.5
Diversified Telecommunication Services	1.2
Electric Utilities	1.6
Electronic Equipment, Instruments & Components	0.4
Food Products	0.5
Gas Utilities	0.3
Health Care Equipment & Supplies	0.1
Health Care Providers & Services	0.1
Health Care Technology	0.5
Industrial Conglomerates	0.8
Insurance	1.5
Media	2.8
Metals & Mining	0.7
Multi-Utilities	0.1
Oil, Gas & Consumable Fuels	2.3
Paper & Forest Products	0.2
Sovereign Bonds	1.5
Specialty Retail	0.1
Thrifts & Mortgage Finance	—	^
Municipal Bond	—	^
U.S. Government Agency	—	^
U.S. Government Agency Mortgages	44.3
U.S. Treasury Obligations	23.2
Short-Term Investment	5.9
Unaffiliated Investment Company	18.0

	130.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (6.5%):
$842,036	321 Henderson Receivables LLC, Series 2010-3A, Class A, 3.82%, 1/15/32(a)	$832,334
1,220,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.61%, 10/8/15	1,229,465
1,786,642	Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.50%, 4/16/21(a)(b)	1,687,340
440,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.30%, 6/20/14	461,495
760,000	Citibank Omni Master Trust, Series 2009-A12, Class A12, 3.35%, 8/15/16(a)	778,055
635,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.94%, 8/15/18(a)(b)	667,552
1,240,000	Citibank Omni Master Trust, Series 2009-A13, Class A13, 5.35%, 8/15/18(a)	1,355,742
435,000	Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18(a)	436,749
28,981	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.29%, 5/25/37(b)	14,948
482,601	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 7/15/59(a)	516,980
800,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 1/15/17	777,527
460,000	Nelnet Student Loan Trust, Series 2008-2, Class A4, 1.95%, 6/26/34(b)	477,943
577,588	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13(a)	577,761
697,098	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class C, 2.01%, 6/15/13(a)	697,098
500,000	Santander Consumer Acquired Receivables Trust, Series 2011-W0, Class C, 3.19%, 8/15/14(a)	505,305
638,944	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 7/15/13(a)	638,912
509,458	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class C, 2.86%, 8/15/13(a)	508,760
845,000	Santander Drive Auto Receivables Trust, Series 2010-B, Class A3, 1.31%, 2/17/14(a)	847,759
1,315,000	Santander Drive Auto Receivables Trust, Series 2011-2, Class A2, 1.04%, 4/15/14	1,314,925
750,000	SLC Student Loan Trust, Series 2008-1, Class A4A, 1.85%, 12/15/32(b)	768,559
530,000	SLM Student Loan Trust, Series 2008-4, Class A4, 1.92%, 1/24/17(b)	552,127
793,516	SLM Student Loan Trust, Series 2010-1, Class A, 0.59%, 7/25/17(b)	792,291
1,035,911	SLM Student Loan Trust, Series 2004-B, Class A2, 0.45%, 6/15/21(b)	1,010,388
625,000	SLM Student Loan Trust, Series 2008-5, Class A4, 1.97%, 7/25/23(b)	653,113
235,442	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26(a)	233,676

Total Asset Backed Securities (Cost $18,256,223)		18,336,804

Collateralized Mortgage Obligations (7.5%):
350,000	Arkle Master Issuer plc, Series 2006-1X, Class 5A2, 0.92%, 2/17/52(b)	556,748
590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.41%, 5/17/60(a)(b)	589,049
690,000	Arkle Master Issuer plc, Series 2010-2A, Class 1A1, 1.66%, 5/17/60(a)(b)	689,414
240,156	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.80%, 7/10/12(b)	247,333
1,510,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 6.00%, 8/10/14(b)	1,611,131
200,000	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 8/10/16	198,751

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued

$50,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class AM, 5.45%, 12/15/15(b)	$50,172
1,110,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, 6.01%, 12/10/49(b)	1,219,202
100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 6.01%, 6/15/16(b)	101,055
857,440	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A2, 5.91%, 6/15/39(b)	875,105
706,106	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49(b)	713,761
1,300,700	DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/1/17(a)	1,328,769
1,320,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19(a)	1,357,422
1,215,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.54%, 5/10/21(a)	1,205,465
106,796	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	112,303
74,095	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	77,587
110,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 6.08%, 7/10/16(b)	100,288
500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.08%, 7/10/38(b)	555,120
433,333	Holmes Master Issuer plc, Series 2007-2A, Class 3A1, 0.36%, 7/15/21(b)	432,629
890,000	Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.70%, 10/15/54(a)(b)	892,417
729,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2, 4.77%, 3/12/39	761,077
180,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AJ, 5.62%, 5/12/45	148,965
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,316,238
965,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	1,027,500
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.80%, 6/15/49(b)	1,027,687
170,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 6.09%, 6/15/38(b)	177,943
1,085,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	1,180,114
190,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45(b)	206,597
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.97%, 7/12/17(b)	711,608
200,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 5.84%, 8/11/12(b)	206,021
319,000	Permanent Master Issuer plc, Series 2006-1, Class 6A1, 0.94%, 4/15/20(b)	501,724
620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17(a)(b)	692,652

Total Collateralized Mortgage Obligations (Cost $20,347,795)		20,871,847

Corporate Bonds (16.8%):
Beverages (0.4%):
555,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.00%, 10/15/12	569,864
560,000	Anheuser-Busch InBev NV Worldwide, Inc., 4.38%, 2/15/21	572,639

		1,142,503

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Capital Markets (1.6%):
$2,175,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/7/16	$2,198,616
575,000	Goldman Sachs Group, Inc. (The), 5.38%, 3/15/20, MTN	593,771
120,000	Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	120,980
310,000	Morgan Stanley, Series G, 2.76%, 5/14/13, MTN(b)	318,283
150,000	Morgan Stanley, 4.00%, 7/24/15	152,654
905,000	Morgan Stanley, Series F, 6.25%, 8/28/17, MTN	978,695

		4,362,999

Commercial Banks (0.2%):
566,000	Wells Fargo & Co., 3.68%, 6/15/16(c)	581,474

Diversified Financial Services (3.6%):
680,000	Bank of America Corp., 5.63%, 7/1/20	702,108
350,000	Bank of America Corp., 5.88%, 1/5/21	367,316
375,000	Bank of America Corp., 5.00%, 5/13/21, MTN	370,443
125,000	BP Capital Markets plc, 1.55%, 8/11/11	125,131
1,925,000	Citigroup, Inc., 4.59%, 12/15/15	2,024,347
1,975,000	Citigroup, Inc., 3.95%, 6/15/16	2,021,823
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	583,749
370,000	General Electric Capital Corp., 4.38%, 9/16/20, MTN	365,760
1,500,000	JPMorgan Chase & Co., 3.45%, 3/1/16	1,527,953
1,375,000	JPMorgan Chase & Co., 3.15%, 7/5/16	1,383,412
260,000	JPMorgan Chase & Co., 6.30%, 4/23/19	293,055
333,219	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	338,250

		10,103,347

Diversified Telecommunication Services (0.6%):
400,000	AT&T, Inc., 6.40%, 5/15/38	429,066
522,000	GTE Corp., 6.84%, 4/15/18	607,228
450,000	Verizon Communications, Inc., 6.90%, 4/15/38	516,218

		1,552,512

Electric Utilities (1.6%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	229,686
600,000	Constellation Energy Group, Inc., 5.15%, 12/1/20, Callable 9/1/20 @ 100	614,891
100,000	Duke Energy Corp., 3.95%, 9/15/14	106,349
65,000	Florida Power & Light Co., 5.95%, 2/1/38	71,785
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	42,072
452,000	Ohio Power Co., Series K, 6.00%, 6/1/16	518,331
450,000	Ohio Power Co., Series M, 5.38%, 10/1/21	484,738
850,000	Pacificorp, 5.65%, 7/15/18	968,159
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	390,671
925,000	Xcel Energy, Inc., 4.70%, 5/15/20, Callable 11/15/19 @ 100	961,789

		4,388,471

Electronic Equipment, Instruments & Components (0.4%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	777,430
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)	420,811

		1,198,241

Food Products (0.5%):
614,000	Kraft Foods, Inc., 4.13%, 2/9/16	656,548
329,000	Kraft Foods, Inc., 6.50%, 8/11/17	386,763
76,000	Kraft Foods, Inc., 6.13%, 2/1/18	87,433
225,000	Kraft Foods, Inc., 5.38%, 2/10/20	245,970

		1,376,714

Gas Utilities (0.3%):
375,000	Keyspan Gas East Corp., 5.82%, 4/1/41(a)	385,741
575,000	LG&E & KU Energy LLC, 3.75%, 11/15/20(a)	541,997

		927,738

Health Care Equipment & Supplies (0.1%):
210,000	Boston Scientific Corp., 5.50%, 11/15/15	234,341

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Health Care Providers & Services (0.1%):
$200,000	Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21, Callable 3/1/21 @ 100	$195,231

Health Care Technology (0.5%):
875,000	Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	868,096
219,000	Life Technologies Corp., 6.00%, 3/1/20	237,608
320,000	Life Technologies Corp., 5.00%, 1/15/21, Callable 10/15/20 @ 100	324,645

		1,430,349

Industrial Conglomerates (0.8%):
650,000	Danaher Corp., 2.30%, 6/23/16	649,482
400,000	Danaher Corp., 3.90%, 6/23/21, Callable 3/23/21 @ 100	398,426
773,000	Dow Chemical Co. (The), 4.25%, 11/15/20, Callable 8/15/20 @ 100	754,412
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	575,661

		2,377,981

Insurance (1.5%):
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	130,552
175,000	Genworth Financial, Inc., 7.63%, 9/24/21	177,034
960,000	MetLife Global Funding I, 2.50%, 1/11/13(a)	977,380
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14(a)	1,126,076
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,309,449
350,000	Prudential Financial, Inc., 6.20%, 11/15/40, MTN	357,672
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	195,671

		4,273,834

Media (2.8%):
671,000	Comcast Corp., 5.88%, 2/15/18	752,578
300,000	Comcast Corp., 5.70%, 5/15/18	334,728
94,000	Comcast Corp., 5.15%, 3/1/20	101,209
337,000	Comcast Corp., 6.40%, 3/1/40	360,666
295,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	385,739
575,000	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 3.50%, 3/1/16	593,524
925,000	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	1,008,250
273,000	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 5.88%, 10/1/19	302,776
21,000	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 4.60%, 2/15/21	21,100
280,000	NBC Universal, Inc., 5.15%, 4/30/20(a)	295,653
950,000	NBC Universal, Inc., 4.38%, 4/1/21(a)	940,073
490,000	News America, Inc., 7.25%, 5/18/18	581,916
340,000	News America, Inc., 4.50%, 2/15/21(a)	335,549
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	589,329
1,015,000	Time Warner, Inc., 6.20%, 7/1/13	1,113,363

		7,716,453

Metals & Mining (0.5%):
800,000	Barrick NA Finance LLC, 4.40%, 5/30/21(a)	796,290
645,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	704,662

		1,500,952

Multi-Utilities (0.1%):
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	342,170

Oil, Gas & Consumable Fuels (0.9%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	171,996
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	64,030
425,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	487,192
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	241,801
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	53,519

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued

$50,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	$57,349
550,000	Enterprise Products Operating LP, 5.95%, 2/1/41	546,255
186,000	Marathon Petroleum Corp., 6.50%, 3/1/41(a)	192,237
30,000	Petrobras International Finance, Inc., 5.88%, 3/1/18	32,279
265,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)	268,881
300,000	Southwestern Energy Co., 7.50%, 2/1/18	341,250
28,000	Valero Energy Corp., 6.63%, 6/15/37	29,195

		2,485,984

Paper & Forest Products (0.2%):
480,000	International Paper Co., 7.95%, 6/15/18	571,533

Specialty Retail (0.1%):
150,000	Home Depot, Inc. (The), 5.88%, 12/16/36	153,518

Thrifts & Mortgage Finance (0.0%):
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	96,829

Total Corporate Bonds (Cost $46,304,389)		47,013,174

Yankee Dollars (8.1%):
Capital Markets (0.4%):
760,000	UBS AG Stamford CT, 2.25%, 8/12/13	773,080
250,000	UBS AG Stamford CT, 4.88%, 8/4/20	252,862

		1,025,942

Commercial Banks (2.1%):
100,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14(a)	104,960
385,000	Barclays Bank plc, 6.05%, 12/4/17(a)	407,635
655,000	DnB NOR Boligkreditt AS, 2.10%, 10/14/15(a)	647,332
1,355,000	DnB NOR Boligkreditt AS, 2.90%, 3/29/16(a)	1,379,195
875,000	HSBC Bank plc, 3.10%, 5/24/16(a)	869,215
575,000	HSBC Holdings plc, 5.10%, 4/5/21	589,251
1,205,000	SpareBank 1 Boligkreditt AS, Series 2011-2, 2.63%, 5/27/16(a)	1,206,526
495,000	Toronto-Dominion Bank (The), 2.20%, 7/29/15(a)	501,584

		5,705,698

Diversified Financial Services (1.9%):
145,000	BP Capital Markets plc, 3.13%, 3/10/12	147,515
500,000	BP Capital Markets plc, 3.88%, 3/10/15	526,576
725,000	BP Capital Markets plc, 3.13%, 10/1/15	744,354
357,000	BP Capital Markets plc, 4.50%, 10/1/20	364,066
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	707,364
425,000	Credit Suisse Group AG, 5.40%, 1/14/20	430,261
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,351,775
260,000	Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49, Callable 5/15/17 @ 100(b)	248,430
100,000	Credit Suisse, NY, 5.50%, 5/1/14	109,834
310,000	Manulife Financial Corp., 3.40%, 9/17/15	319,581
455,000	Nomura Holdings, Inc., 4.13%, 1/19/16, MTN	460,781

		5,410,537

Diversified Telecommunication Services (0.6%):
485,000	Telefonica Emisiones SAU, 4.95%, 1/15/15	516,108
255,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	279,544
100,000	Virgin Media Secured Finance plc, 5.50%, 1/15/21(a)	158,406
765,000	Vodafone Group plc, 4.15%, 6/10/14	820,798

		1,774,856

Metals & Mining (0.2%):
250,000	Codelco, Inc., 3.75%, 11/4/20(a)	237,518
268,000	Rio Tinto Finance (USA), Ltd., 3.50%, 11/2/20	256,478

		493,996

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued

Oil, Gas & Consumable Fuels (1.4%):
$235,000	Canadian Natural Resources, Ltd., 6.50%, 2/15/37	$261,540
820,000	Ensco plc, 4.70%, 3/15/21	828,350
210,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	220,920
225,000	Nexen, Inc., 6.20%, 7/30/19	252,763
260,000	Nexen, Inc., 7.50%, 7/30/39	290,825
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,099,784
645,000	Petrobras International Finance Co., 5.75%, 1/20/20	688,057
255,000	Petroleos Mexicanos, 6.50%, 6/2/41(a)	258,735

		3,900,974

Sovereign Bonds (1.5%):
1,950,000	Aid-Israel, 5.50%, 9/18/23	2,248,843
240,000	Eksportfinans A/S, 3.00%, 11/17/14	251,441
396,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN	452,525
726,600	Russia Foreign Bond, 6.15%, 3/31/30(a)(c)	856,480
428,000	United Mexican States, Series A, 5.13%, 1/15/20	462,240

		4,271,529

Total Yankee Dollars (Cost $22,188,699)		22,583,532

Municipal Bond (0.0%):
130,000	Municipal Electric Authority of Georgia, Build America Bonds, Revenue, Series A, 7.06%, 4/1/57	121,483

Total Municipal Bond (Cost $119,408)		121,483

U.S. Government Agency (0.0%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	137,645

Total U.S. Government Agency (Cost $128,584)		137,645

U.S. Government Agency Mortgages (44.3%):
Federal Home Loan Mortgage Corporation (7.7%)
2,360,000	1.00%, 8/27/14	2,354,478
5,425,000	3.53%, 9/30/19, Callable 3/30/12 @ 100	5,446,022
2,389,195	4.50%, 10/1/39, Pool #G08368(d)	2,473,913
3,669,103	4.50%, 11/1/39, Pool #G08372(d)	3,799,205
1,199,559	4.00%, 12/1/40, Pool #A95575	1,200,672
385,845	4.00%, 12/1/40, Pool #A95656	386,203
555,807	4.00%, 12/1/40, Pool #A95856	556,322
100,000	4.50%, 7/15/41, TBA(d)	103,297
2,700,000	5.00%, 7/15/41, TBA(d)	2,864,533
2,300,000	5.50%, 7/15/41, TBA(d)	2,484,359

		21,669,004

Federal National Mortgage Association (30.8%)
1,100,000	5.13%, 1/2/14	1,207,139
1,065,000	5.00%, 3/2/15	1,203,011
7,405,000	1.63%, 10/26/15	7,373,047
5,370,000	2.38%, 4/11/16	5,481,777
1,335,278	5.00%, 1/1/18, Pool #AL0058	1,432,660
898,783	4.00%, 7/1/19, Pool #AE0968	948,222
1,380,000	5.26%, 10/9/19(e)	966,041
1,330,847	5.50%, 7/1/25, Pool #AE0096	1,452,995
2,300,000	3.50%, 7/25/26, TBA(d)	2,341,687
5,000,000	4.00%, 7/25/26, TBA	5,207,810
1,300,000	4.50%, 7/25/26, TBA	1,378,000
1,200,000	5.50%, 7/25/26, TBA(d)	1,300,500
1,330,130	5.50%, 1/1/33, Pool #676661	1,448,434
976,197	5.50%, 5/1/33, Pool #555424	1,063,022
653,319	5.00%, 7/1/34, Pool #725589	697,931
2,360,540	5.50%, 2/1/35, Pool #735989	2,570,490
150,045	6.00%, 4/1/35, Pool #735504	166,443
4,914,546	5.50%, 9/1/36, Pool #995113	5,351,653
725,120	5.50%, 2/1/38, Pool #961545	784,855
1,348,566	5.50%, 5/1/38, Pool #889441	1,459,660
1,901,041	5.50%, 5/1/38, Pool #889692	2,059,429
1,466,323	5.50%, 6/1/38, Pool #995018	1,590,096
406,774	5.50%, 9/1/38, Pool #889995	440,665
1,871,676	4.50%, 4/1/39, Pool #AA4463	1,939,798

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued

$565,539	5.50%, 10/1/39, Pool #AD0362	$614,249
446,792	5.50%, 12/1/39, Pool #AD0571	485,273
83,074	3.15%, 12/1/40, Pool #AH0434(b)	86,220
59,832	3.42%, 5/1/41, Pool #AH8706(b)	62,161
105,000	2.90%, 6/1/41, Pool #AI5976(b)	109,010
100,000	3.18%, 6/1/41, Pool #AI5975(b)	103,586
210,000	3.20%, 6/1/41, Pool #AH8845(b)	217,826
210,000	3.35%, 6/1/41, Pool #AI5541(b)	218,596
100,000	2.90%, 7/1/41, Pool #AI5991(b)	102,479
170,000	3.33%, 7/1/41, Pool #AI5428(b)	176,332
10,800,000	4.00%, 7/25/41, TBA(d)	10,800,000
5,200,000	4.50%, 7/25/41, TBA	5,379,561
7,400,000	5.00%, 7/25/41, TBA(d)	7,862,500
1,000,000	3.50%, 8/25/41, TBA(d)	953,750
7,300,000	6.00%, 8/25/41, TBA(d)	8,006,049
1,100,000	6.50%, 8/25/41, TBA(d)	1,242,313

		86,285,270

Government National Mortgage Association (5.8%)
2,200,000	4.00%, 7/15/41, TBA(d)	2,240,907
4,300,000	5.00%, 7/15/41, TBA(d)	4,657,437
800,000	6.50%, 7/15/41, TBA	909,000
6,800,000	4.50%, 7/20/41, TBA(d)	7,155,939
1,000,000	5.00%, 7/20/41, TBA(d)	1,084,531

		16,047,814

Total U.S. Government Agency Mortgages (Cost $123,352,707)		124,002,088

U.S. Treasury Obligations (23.2%):
U.S. Treasury Bills (5.6%)
10,000,000	0.04%, 9/1/11(e)	9,999,710
5,500,000	0.05%, 9/15/11(e)	5,499,769

		15,499,479

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Bonds (6.9%)
$1,270,000	8.13%, 5/15/21(f)	$1,813,521
140,000	7.25%, 8/15/22	190,794
170,000	6.25%, 8/15/23	215,661
2,085,000	3.50%, 2/15/39	1,790,494
485,000	4.25%, 5/15/39	475,755
8,188,300	4.75%, 2/15/41(f)	8,703,909
6,315,000	4.38%, 5/15/41	6,305,149

		19,495,283

U.S. Treasury Inflation Index Note (0.6%)
1,568,900	2.00%, 4/15/12	1,776,777

U.S. Treasury Notes (10.1%)
12,265,000	0.50%, 5/31/13	12,277,939
4,170,000	0.38%, 6/30/13	4,163,161
1,615,000	0.75%, 6/15/14	1,613,170
6,060,000	1.75%, 5/31/16	6,069,454
5,000	2.75%, 5/31/17	5,174
75,000	2.38%, 7/31/17	75,797
3,455,000	2.38%, 5/31/18	3,436,654
565,000	3.63%, 2/15/20(f)	597,708

		28,239,057

Total U.S. Treasury Obligations (Cost $65,140,003)		65,010,596

Short-Term Investment (5.9%):
$16,402,344	Allianz Variable Insurance Products Securities Lending Collateral Trust(e)	16,402,344

Total Short-Term Investment (Cost $16,402,344)		16,402,344

Unaffiliated Investment Company (18.0%):
50,348,134	Dreyfus Treasury Prime Cash Management, 0.00%(g)	50,348,134

Total Unaffiliated Investment Company (Cost $50,348,134)		50,348,134

Total Investment Securities (Cost $362,588,286)(h) — 130.3%		364,827,647
Net other assets (liabilities) — (30.3)%		(84,853,007)

Net Assets — 100.0%		$279,974,640

Percentages indicated are based on net assets as of June 30, 2011.

MTN—Medium Term Note

TBA—To be Announced

This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $15,959,268.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2011. The date presented represents the final maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at June 30, 2011.

(d)	Security purchased on a “when-issued” basis. The cost of securities was $72,382,855.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(f)	All or a portion of the security has been segregated with the custodian to cover margin requirements. The aggregate fair value of the segregated portion of such securities was $283,292 as of June 30, 2011.

(g)	The rate represents the effective yield at June 30, 2011.

(h)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (−3.1)%

						Unrealized
	Coupon	Expiration	Par	Proceeds	Fair	Appreciation/
Security Description	Rate	Date	Amount	Received	Value	(Depreciation)
Federal National Mortgage Association — August TBA	5.50%	8/25/41	$(8,000,000)	$(8,633,750)	$(8,633,752)	$(2)

				$(8,633,750)	$(8,633,752)	$(2)

Futures Contracts

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
U.S. Treasury 10-Year Note September Futures	Short	9/21/11	(81)	$(10,014,722)	$106,144
U.S. Treasury Long Bond September Futures	Short	9/21/11	(9)	(1,120,248)	12,967
U.S. Treasury Ultra Bond September Futures	Short	9/21/11	(29)	(3,726,445)	65,195
U.S. Treasury 5-Year Note September Futures	Short	9/30/11	(85)	(10,076,016)	(55,586)
U.S. Treasury 2-Year Note September Futures	Long	9/30/11	119	26,085,647	16,260

Total					$144,980

As of June 30, 2011, the Fund’s open forward currency contracts were as follows:

					Unrealized
			Contract		Appreciation/
Short Contracts	Counterparty	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 1,385,500 British Pound in exchange for U.S. Dollar	Citibank	7/7/11	$2,265,292	$2,223,110	$42,182
Deliver 753,000 British Pound in exchange for U.S. Dollar	Royal Bank Of Scotland	10/7/11	1,203,194	1,206,824	(3,630)

					$38,552

					Unrealized
			Contract		Appreciation/
Long Contracts	Counterparty	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 632,700 British Pound in exchange for U.S. Dollar	Citibank	7/7/11	$1,028,964	$1,015,202	$(13,762)
Receive 753,000 British Pound in exchange for U.S. Dollar	Royal Bank Of Scotland	7/7/11	1,204,498	1,208,229	3,731

					$(10,031)

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Australia	0.1%
Canada	0.6
Cayman Islands	0.3
Chile	0.1
Israel	0.6
Japan	0.1
Mexico	0.2
Norway	1.1
Russian Federation	0.2
Switzerland	0.7
United Kingdom	1.5
United States	94.5

100.0%

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
Enhanced
Bond Index
Fund

Assets:
Investment securities, at cost	$362,588,286

Investment securities, at value*	$364,827,647
Interest receivable	1,544,569
Foreign currency, at value (cost $1,451)	1,472
Unrealized appreciation on forward currency contracts	45,913
Receivable for capital shares issued	1,381,843
Receivable for investments sold	81,350,883
Receivable for variation margin on futures contracts	83,909
Prepaid expenses	1,090

Total Assets	449,237,326

Liabilities:
Unrealized depreciation on forward currency contracts	17,392
Payable for investments purchased	144,029,802
Payable upon return of securities loaned	16,402,344
Securities sold short (Proceeds received $8,633,750)	8,633,752
Payable for variation margin on futures contracts	1,728
Manager fees payable	85,933
Administration fees payable	11,298
Distribution fees payable	56,636
Custodian fees payable	3,371
Administrative and compliance services fees payable	1,649
Trustee fees payable	212
Other accrued liabilities	18,569

Total Liabilities	169,262,686

Net Assets	$279,974,640

Net Assets Consist of:
Capital	$268,052,898
Accumulated net investment income/(loss)	5,346,072
Accumulated net realized gains/(losses) from investment transactions	4,162,854
Net unrealized appreciation/(depreciation) on investments	2,412,816

Net Assets	$279,974,640

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,003,012
Net Asset Value (offering and redemption price per share)	$10.77

*	Includes securities on loan of $15,959,268.

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
Enhanced
Bond Index
Fund

Investment Income:
Interest	$2,784,627
Dividends	91
Income from securities lending	4,669

Total Investment Income	2,789,387

Expenses:
Manager fees	422,642
Administration fees	60,961
Distribution fees	301,888
Custodian fees	9,515
Administrative and compliance services fees	5,104
Trustee fees	8,454
Professional fees	9,427
Shareholder reports	2,383
Recoupment of prior expenses reimbursed by the Manager	20,731
Other expenses	4,181

Total expenses	845,286

Net Investment Income/(Loss)	1,944,101

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	1,894,878
Net realized gains/(losses) on futures contracts	95,983
Net realized gains/(losses) on forward currency contracts	(42,111)
Change in unrealized appreciation/(depreciation) on investments	2,348,550

Net Realized/Unrealized Gains/(Losses) on Investments	4,297,300

Change in Net Assets Resulting From Operations	$6,241,401

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Enhanced Bond Index Fund
	For the Six
	Months	For the
	Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,944,101	$3,006,655
Net realized gains/(losses) on investment transactions	1,948,750	3,043,820
Change in unrealized appreciation/(depreciation) on investments	2,348,550	933,946

Change in net assets resulting from operations	6,241,401	6,984,421

Dividends to Shareholders:
From net investment income	—	(430,815)
From net realized gains on investments	—	(914,557)

Change in net assets resulting from dividends to shareholders	—	(1,345,372)

Capital Transactions:
Proceeds from shares issued	73,556,075	95,546,102
Proceeds from dividends reinvested	—	1,345,372
Value of shares redeemed	(5,394,651)	(24,792,002)

Change in net assets resulting from capital transactions	68,161,424	72,099,472

Change in net assets	74,402,825	77,738,521
Net Assets:
Beginning of period	205,571,815	127,833,294

End of period	$279,974,640	$205,571,815

Accumulated net investment income/(loss)	$5,346,072	$3,401,971

Share Transactions:
Shares issued	6,951,872	9,091,981
Dividends reinvested	—	126,802
Shares redeemed	(511,235)	(2,390,529)

Change in shares	6,440,637	6,828,254

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended	July 10, 2009 to
	Ended	December 31,	December 31,
	June 30, 2011	2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.51	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04	0.15	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.22	0.41	0.01 (b)

Total from Investment Activities	0.26	0.56	0.04

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	—
Net Realized Gains	—	(0.06)	—

Total Dividends	—	(0.09)	—

Net Asset Value, End of Period	$10.77	$10.51	$10.04

Total Return(c)(d)	2.47%	5.62%	0.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$279,975	$205,572	$127,833
Net Investment Income/(Loss)(e)	1.61%	2.01%	1.34%
Expenses Before Reductions(e)(f)	0.70%	0.71%	0.76%
Expenses Net of Reductions(e)	0.70%	0.70%	0.70%
Portfolio Turnover Rate(d)	181%	700%	366%

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Enhanced Bond Index Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the reduced price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $471 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $5.7 million as of June 30, 2011. The monthly average amount for these contracts was $2.6 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $51.0 million as of June 30, 2011. The monthly average notional amount for these contracts was $42.4 for the period ended June 30, 2011.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Forward Exchange Contracts	Unrealized appreciation on forward currency contracts	$45,913	Unrealized depreciation on forward currency contracts	$17,392
Interest Rate Contracts	Receivable for variation margin on futures contracts	200,566	Payable for variation margin on futures contracts	55,586

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives). For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

			Change in Unrealized
			Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$(42,111)	$17,286
Interest Rate Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/(depreciation) on investments	95,983	126,344

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Enhanced Bond Index Fund	$17,058	$7,593

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,569 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities+:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$18,336,804	$—	$18,336,804
Collateralized Mortgage Obligations	—	20,871,847	—	20,871,847
Corporate Bonds	—	47,013,174	—	47,013,174
Yankee Dollars	—	22,583,532	—	22,583,532
Municipal Bond	—	121,483	—	121,483
U.S. Government Agency	—	137,645	—	137,645
U.S. Government Agency Mortgages	—	124,002,088	—	124,002,088
U.S. Treasury Obligations	—	65,010,596	—	65,010,596
Short-Term Investment	—	16,402,344	—	16,402,344
Unaffiliated Investment Company	50,348,134	—	—	50,348,134

Total Investment Securities	50,348,134	314,479,513	—	364,827,647

Securities Sold Short	—	(8,633,752)	—	(8,633,752)
Other Financial Instruments:*
Futures Contracts	144,980	—	—	144,980
Forward Currency Contracts	—	28,521	—	28,521

Total Investments	$50,493,114	$305,874,282	$—	$356,367,396

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$382,197,061	$326,183,965

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Cost for federal income tax purposes at June 30, 2011 is $354,017,604. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,281,989
Unrealized depreciation	(1,105,698)

Net unrealized appreciation	$2,176,291

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $913,798 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Enhanced Bond Index Fund	$1,300,911	$44,461	$1,345,372

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Enhanced Bond Index Fund	$6,776,106	$(913,798)	$(181,967)	$5,680,341

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Franklin Small Cap Value Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Franklin Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Franklin Small Cap Value Fund	$1,000.00	$1,021.50	$5.46	1.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Franklin Small Cap Value Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Franklin Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	1.5%
Airlines	0.9
Auto Components	3.5
Automobiles	1.9
Building Products	3.8
Chemicals	3.5
Commercial Banks	1.1
Commercial Services & Supplies	2.1
Construction & Engineering	1.8
Containers & Packaging	0.7
Diversified Consumer Services	1.8
Electric Utilities	2.1
Electrical Equipment	3.5
Electronic Equipment, Instruments & Components	3.1
Energy Equipment & Services	10.9
Food & Staples Retailing	— ^
Food Products	1.0
Gas Utilities	0.9
Health Care Equipment & Supplies	2.6
Household Durables	2.6
Industrial Conglomerates	1.2
Insurance	12.3
Leisure Equipment & Products	0.8
Life Sciences Tools & Services	1.5
Machinery	13.8
Metals & Mining	2.6
Multiline Retail	2.5
Oil, Gas & Consumable Fuels	1.5
Paper & Forest Products	0.4
Professional Services	0.6
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	0.7
Specialty Retail	7.0
Textiles, Apparel & Luxury Goods	0.6
Thrifts & Mortgage Finance	0.6
Trading Companies & Distributors	0.5
Short-Term Investment	28.5
Unaffiliated Investment Company	2.8

128.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.2%):
Aerospace & Defense (1.5%):
51,700	AAR Corp.^	$1,400,553
49,000	Ceradyne, Inc.*	1,910,510

		3,311,063

Airlines (0.9%):
141,800	SkyWest, Inc.^	2,135,508

Auto Components (3.5%):
53,000	Autoliv, Inc.^	4,157,850
16,300	Drew Industries, Inc.^	402,936
107,300	Gentex Corp.	3,243,679

		7,804,465

Automobiles (1.9%):
123,400	Thor Industries, Inc.^	3,558,856
75,000	Winnebago Industries, Inc.*^	724,500

		4,283,356

Building Products (3.8%):
69,600	American Woodmark Corp.^	1,205,472
126,900	Apogee Enterprises, Inc.	1,625,589
144,000	Gibraltar Industries, Inc.*^	1,630,080
70,900	Simpson Manufacturing Co., Inc.	2,117,783
85,000	Universal Forest Products, Inc.^	2,036,600

		8,615,524

Chemicals (3.5%):
68,300	A. Schulman, Inc.^	1,720,477
52,400	Cabot Corp.	2,089,188
127,300	RPM International, Inc.^	2,930,446
30,300	Sensient Technologies Corp.^	1,123,221

		7,863,332

Commercial Banks (1.1%):
63,700	Chemical Financial Corp.^	1,195,012
98,000	Oriental Financial Group, Inc.	1,263,220
11,400	Peoples Bancorp, Inc.	128,478

		2,586,710

Commercial Services & Supplies (2.1%):
107,800	ABM Industries, Inc.^	2,516,052
57,600	Mine Safety Appliances Co.	2,150,784

		4,666,836

Construction & Engineering (1.8%):
42,000	Emcor Group, Inc.*	1,231,020
111,000	Granite Construction, Inc.^	2,722,830

		3,953,850

Containers & Packaging (0.7%):
32,200	AptarGroup, Inc.	1,685,348

Diversified Consumer Services (1.8%):
65,000	Hillenbrand, Inc.	1,537,250
162,000	Regis Corp.^	2,481,840

		4,019,090

Electric Utilities (2.1%):
188,300	NV Energy, Inc.	2,890,405
115,200	PNM Resources, Inc.	1,928,448

		4,818,853

Electrical Equipment (3.5%):
19,050	A.O. Smith Corp.^	805,815
73,000	Brady Corp., Class A^	2,340,380
31,800	Franklin Electric Co., Inc.	1,493,010
27,800	Powell Industries, Inc.*^	1,014,700
26,900	Roper Industries, Inc.	2,240,770

		7,894,675

Electronic Equipment, Instruments & Components (3.1%):
206,000	Benchmark Electronics, Inc.*	3,399,000
13,400	Multi-Fineline Electronix, Inc.*	289,574
64,700	Rofin-Sinar Technologies, Inc.*	2,209,505
60,600	Schawk, Inc.^	1,003,536

		6,901,615

Energy Equipment & Services (10.9%):
65,400	Atwood Oceanics, Inc.*^	2,886,102
81,800	Bristow Group, Inc.	4,173,436
253,900	Global Industries, Ltd.*	1,391,372
123,800	Helix Energy Solutions Group, Inc.*^	2,050,128
41,700	Oil States International, Inc.*	3,332,247
103,300	Rowan Cos., Inc.*	4,009,073
73,000	Tidewater, Inc.^	3,928,130
46,300	Unit Corp.*	2,821,059

		24,591,547

Food & Staples Retailing (0.0%):
500	Casey’s General Stores, Inc.^	22,000

Food Products (1.0%):
38,200	Lancaster Colony Corp.^	2,323,324

Gas Utilities (0.9%):
35,200	Energen Corp.	1,988,800

Health Care Equipment & Supplies (2.6%):
69,300	STERIS Corp.	2,424,114
37,100	Teleflex, Inc.^	2,265,326
28,000	West Pharmaceutical Services, Inc.^	1,225,280

		5,914,720

Household Durables (2.6%):
73,400	D.R. Horton, Inc.^	845,568
29,000	Ethan Allen Interiors, Inc.^	617,410

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued

81,600	Hooker Furniture Corp.^	$722,976
174,900	La-Z-Boy, Inc.*^	1,726,263
36,500	M.D.C. Holdings, Inc.^	899,360
77,300	M/I Homes, Inc.*	947,698

		5,759,275

Industrial Conglomerates (1.2%):
57,100	Carlisle Cos., Inc.	2,811,033

Insurance (12.3%):
10,800	American National Insurance Co.	837,000
37,700	Arthur J. Gallagher & Co.	1,075,958
91,500	Aspen Insurance Holdings, Ltd.	2,354,295
45,400	Hanover Insurance Group, Inc. (The)	1,712,034
29,200	HCC Insurance Holdings, Inc.^	919,800
115,500	Montpelier Re Holdings, Ltd.	2,079,000
248,100	Old Republic International Corp.^	2,915,175
177,300	Protective Life Corp.	4,100,949
22,000	RLI Corp.^	1,362,240
60,000	StanCorp Financial Group, Inc.^	2,531,400
129,300	Tower Group, Inc.^	3,079,926
54,500	Transatlantic Holdings, Inc.	2,671,045
68,600	Validus Holdings, Ltd.	2,123,170

		27,761,992

Leisure Equipment & Products (0.8%):
83,500	Brunswick Corp.^	1,703,400

Life Sciences Tools & Services (1.5%):
7,400	Mettler-Toledo International, Inc.*	1,248,158
79,000	Pharmaceutical Product Development, Inc.	2,120,360

		3,368,518

Machinery (13.8%):
51,400	Astec Industries, Inc.*^	1,900,772
70,100	Briggs & Stratton Corp.^	1,392,186
18,500	CIRCOR International, Inc.	792,355
10,700	CNH Global NV, NYS*	413,555
35,800	EnPro Industries, Inc.*^	1,720,906
42,000	Gardner Denver, Inc.	3,530,100
54,500	Graco, Inc.	2,760,970
64,971	Kennametal, Inc.	2,742,426
67,500	Lincoln Electric Holdings, Inc.	2,419,875
87,500	Mueller Industries, Inc.	3,317,125
35,200	Nordson Corp.^	1,930,720
15,900	Timken Co.	801,360
123,400	Trinity Industries, Inc.^	4,304,192
165,100	Wabash National Corp.*	1,546,987
40,800	Watts Water Technologies, Inc., Class A	1,444,728

		31,018,257

Metals & Mining (2.6%):
62,600	Reliance Steel & Aluminum Co.	3,108,090
157,000	Steel Dynamics, Inc.	2,551,250
6,500	United States Steel Corp.^	299,260

		5,958,600

Multiline Retail (2.5%):
128,500	Fred’s, Inc.^	1,854,255
72,500	J.C. Penney Co., Inc.^	2,504,150
93,700	Saks, Inc.*^	1,046,629
68,300	Tuesday Morning Corp.*^	317,595

		5,722,629

Oil, Gas & Consumable Fuels (1.5%):
19,200	Arch Coal, Inc.	511,872
60,000	Overseas Shipholding Group, Inc.^	1,616,400
40,000	Teekay Shipping Corp.^	1,235,200

		3,363,472

Paper & Forest Products (0.4%):
51,200	Glatfelter^	787,456

Professional Services (0.6%):
47,400	Insperity, Inc.	1,403,514

Road & Rail (1.3%):
48,200	Genesee & Wyoming, Inc., Class A*^	2,826,448

Semiconductors & Semiconductor Equipment (0.7%):
113,400	Cohu, Inc.	1,486,674

Specialty Retail (7.0%):
159,800	Brown Shoe Co., Inc.^	1,701,870
71,000	Cato Corp.	2,044,800
204,600	Christopher & Banks Corp.^	1,176,450
87,200	GameStop Corp., Class A*^	2,325,624
81,509	Group 1 Automotive, Inc.^	3,356,541
85,000	Men’s Wearhouse, Inc. (The)	2,864,500
102,500	Pier 1 Imports, Inc.*	1,185,925
110,200	West Marine, Inc.*	1,142,774

		15,798,484

Textiles, Apparel & Luxury Goods (0.6%):
25,100	Warnaco Group, Inc. (The)*^	1,311,475

Thrifts & Mortgage Finance (0.6%):
271,117	TrustCo Bank Corp.^	1,328,473

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued

Trading Companies & Distributors (0.5%):
31,400	Applied Industrial Technologies, Inc.	$1,118,154

Total Common Stocks (Cost $166,932,558)		218,908,470

Short-Term Investment (28.5%):
$64,331,569	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	64,331,569

Total Short-Term Investment (Cost $64,331,569)		64,331,569

Unaffiliated Investment Company (2.8%):
6,207,176	Dreyfus Treasury Prime Cash Management, 0.00%(b)	6,207,176

Total Unaffiliated Investment Company (Cost $6,207,176)		6,207,176

Total Investment Securities (Cost $237,471,303)(c) — 128.5%		289,447,215
Net other assets (liabilities) — (28.5)%		(64,265,932)

Net Assets — 100.0%		$225,181,283

Percentages indicated are based on net assets as of June 30, 2011.

NYS—New York Shares

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $63,419,991.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Assets:
Investment securities, at cost	$237,471,303

Investment securities, at value*	$289,447,215
Interest and dividends receivable	131,114
Receivable for capital shares issued	53,876
Receivable for investments sold	111,723
Prepaid expenses	1,144

Total Assets	289,745,072

Liabilities:
Payable for investments purchased	23,725
Payable for capital shares redeemed	3,009
Payable upon return of securities loaned	64,331,569
Manager fees payable	134,859
Administration fees payable	7,862
Distribution fees payable	44,953
Custodian fees payable	1,737
Administrative and compliance services fees payable	1,602
Trustee fees payable	206
Other accrued liabilities	14,267

Total Liabilities	64,563,789

Net Assets	$225,181,283

Net Assets Consist of:
Capital	$225,622,391
Accumulated net investment income/(loss)	1,693,992
Accumulated net realized gains/(losses) from investment transactions	(54,111,012)
Net unrealized appreciation/(depreciation) on investments	51,975,912

Net Assets	$225,181,283

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,184,808
Net Asset Value (offering and redemption price per share)	$17.08

*	Includes securities on loan of $63,419,991.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Investment Income:
Dividends	$1,743,671
Income from securities lending	19,805

Total Investment Income	1,763,476

Expenses:
Manager fees	876,093
Administration fees	45,730
Distribution fees	292,031
Custodian fees	5,368
Administrative and compliance services fees	5,592
Trustee fees	9,484
Professional fees	10,882
Shareholder reports	20,170
Other expenses	4,023

Total expenses	1,269,373

Net Investment Income/(Loss)	494,103

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,385,945
Change in unrealized appreciation/(depreciation) on investments	(3,843,280)

Net Realized/Unrealized Gains/(Losses) on Investments	4,542,665

Change in Net Assets Resulting From Operations	$5,036,768

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Franklin
	Small Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$494,103	$1,199,894
Net realized gains/(losses) on investment transactions	8,385,945	2,055,827
Change in unrealized appreciation/(depreciation) on investments	(3,843,280)	44,395,283

Change in net assets resulting from operations	5,036,768	47,651,004

Dividends to Shareholders:
From net investment income	—	(1,652,724)

Change in net assets resulting from dividends to shareholders	—	(1,652,724)

Capital Transactions:
Proceeds from shares issued	9,630,636	50,881,817
Proceeds from dividends reinvested	—	1,652,724
Value of shares redeemed	(23,791,369)	(51,702,992)

Change in net assets resulting from capital transactions	(14,160,733)	831,549

Change in net assets	(9,123,965)	46,829,829
Net Assets:
Beginning of period	234,305,248	187,475,419

End of period	$225,181,283	$234,305,248

Accumulated net investment income/(loss)	$1,693,992	$1,199,889

Share Transactions:
Shares issued	561,910	3,464,541
Dividends reinvested	—	121,167
Shares redeemed	(1,388,690)	(3,702,743)

Change in shares	(826,780)	(117,035)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$16.72	$13.27	$10.31	$16.47	$17.96	$16.54

Investment Activities:
Net Investment Income/(Loss)	0.04	0.09	0.15	0.18	0.14	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	0.32	3.48	3.01	(5.47)	(0.88)	2.29

Total from Investment Activities	0.36	3.57	3.16	(5.29)	(0.74)	2.46

Dividends to Shareholders From:
Net Investment Income	—	(0.12)	(0.20)	(0.17)	(0.10)	(0.05)
Net Realized Gains	—	—	—	(0.70)	(0.65)	(0.99)

Total Dividends	—	(0.12)	(0.20)	(0.87)	(0.75)	(1.04)

Net Asset Value, End of Period	$17.08	$16.72	$13.27	$10.31	$16.47	$17.96

Total Return(a)(b)	2.15%	27.11%	30.61%	(33.73)%	(4.37)%	15.41%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$225,181	$234,305	$187,475	$181,941	$361,804	$394,073
Net Investment Income/(Loss)(c)	0.42%	0.59%	0.96%	1.00%	0.75%	0.62%
Expenses Before Reductions(c)(d)	1.09%	1.08%	1.12%	1.12%	1.11%	1.09%
Expenses Net of Reductions(c)	1.09%	1.08%	1.12%	1.12%	1.11%	1.09%
Portfolio Turnover Rate(b)	8%	23%	10%	20%	24%	15%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Franklin Small Cap Value Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,988 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Franklin Advisory Services, LLC (“Franklin”), and the Trust, Franklin provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

“Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense ( e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Franklin Small Cap Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,689 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$218,908,470	$—	$—	$218,908,470
Short-Term Investment	—	64,331,569	—	64,331,569
Unaffiliated Investment Company	6,207,176	—	—	6,207,176

Total Investment Securities	$225,115,646	$64,331,569	$—	$289,447,215

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Franklin Small Cap Value Fund	$17,612,848	$25,360,954

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $238,774,380. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$65,644,035
Unrealized depreciation	(14,971,200)

Net unrealized appreciation	$50,672,835

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

	Expires	Expires	Expires
	12/31/2016	12/31/2017	12/31/2018
AZL Franklin Small Cap Value Fund	$16,136,615	$44,269,348	$785,838

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Franklin Small Cap Value Fund	$1,652,724	$—	$1,652,724

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Franklin Small Cap Value Fund	$1,199,889	$(61,191,801)	$54,514,036	$(5,477,876)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Franklin Templeton
Founding Strategy Plus Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Franklin Templeton Founding Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,060.10	$6.13	1.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Franklin Templeton Founding Strategy Plus Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	0.4%
Air Freight & Logistics	0.4
Airlines	0.5
Auto Components	0.4
Automobiles	1.4
Beverages	1.3
Biotechnology	1.0
Building Products	0.2
Capital Markets	0.8
Chemicals	0.8
Commercial Banks	4.3
Commercial Services & Supplies	0.1
Communications Equipment	1.0
Computers & Peripherals	1.2
Construction & Engineering	0.2
Construction Materials	0.8
Consumer Finance	0.3
Containers & Packaging	0.2
Diversified Consumer Services	0.1
Diversified Financial Services	3.9
Diversified Telecommunication Services	2.0
Electric Utilities	3.0
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	1.1
Food & Staples Retailing	1.6
Food Products	1.5
Gas Utilities	— ^
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	0.7
Household Durables	0.2
Independent Power Producers & Energy Traders	0.9
Industrial Conglomerates	1.5
Insurance	2.6%
Internet Software & Services	0.6
IT Services	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.1
Machinery	0.3
Marine	0.4
Media	4.6
Metals & Mining	1.4
Multiline Retail	0.3
Multi-Utilities	1.1
Office Electronics	0.6
Oil, Gas & Consumable Fuels	6.5
Paper & Forest Products	0.8
Pharmaceuticals	5.5
Professional Services	0.2
Real Estate Investment Trusts (REITs)	0.5
Real Estate Management & Development	0.3
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	1.5
Software	2.0
Sovereign Bonds	20.2
Specialty Retail	0.4
Thrifts & Mortgage Finance	0.3
Tobacco	2.2
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	1.9
Collateralized Mortgage Obligation	0.2
Municipal Bonds	0.2
U.S. Government Agency	2.2
Short-Term Investment	4.6
Unaffiliated Investment Company	6.9

104.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (53.6%):
Aerospace & Defense (0.4%):
68,230	BAE Systems plc	$348,741
2,670	Boeing Co. (The)	197,393
2,520	Embraer SA, ADR	77,566
2,362	Gencorp, Inc.*	15,164
11,150	Thales SA	480,702

		1,119,566

Air Freight & Logistics (0.4%):
7,660	Deutsche Post AG	147,084
2,510	FedEx Corp.	238,074
13,845	TNT Express NV*	143,577
13,845	TNT NV	117,462
5,950	United Parcel Service, Inc., Class B	433,933

		1,080,130

Airlines (0.2%):
13,810	Deutsche Lufthansa AG, Registered Shares	300,746
79,010	International Consolidated Airlines Group SA*	322,112

		622,858

Auto Components (0.2%):
5,350	Compagnie Generale DES Establissements Michelin SCA, Class B	523,197

Automobiles (1.0%):
6,039	Daimler AG, Registered Shares	454,450
16,860	General Motors Co.*	511,870
136,000	Mazda Motor Corp.	358,769
49,800	Nissan Motor Co., Ltd.	522,861
16,400	Toyota Motor Corp.	690,615

		2,538,565

Beverages (1.3%):
13,306	Coca-Cola Enterprises, Inc.	388,269
10,000	Diageo plc	204,289
15,421	Dr Pepper Snapple Group, Inc.	646,602
39,522	Foster’s Group, Ltd.	218,741
12,939	PepsiCo, Inc.	911,294
9,829	Pernod Ricard SA^	968,760

		3,337,955

Biotechnology (1.0%):
35,277	Amgen, Inc.*	2,058,413
1,640	Biogen Idec, Inc.*	175,349
2,710	Cephalon, Inc.*	216,529
31,530	Savient Pharmaceuticals, Inc.*^	236,159

		2,686,450

Building Products (0.2%):
16,784	Owens Corning, Inc.*	626,882

Capital Markets (0.8%):
12,410	Bank of New York Mellon Corp.	317,944
10,720	Credit Suisse Group AG, Registered Shares	416,792
49,227	Morgan Stanley	1,132,714
66,200	Nomura Holdings, Inc.	327,593

		2,195,043

Chemicals (0.4%):
5,381	Linde AG	943,328

Commercial Banks (2.8%):
19,503	Banco Santander SA	225,010
175,817	Barclays plc	723,586
2,190	BNP Paribas SA	168,886
43,000	DBS Group Holdings, Ltd.	514,819
38,540	HSBC Holdings plc	382,277
61,692	HSBC Holdings plc	613,555
7,290	ICICI Bank, Ltd., SP ADR	359,397
131,374	Intesa Sanpaolo	349,336
10,792	KB Financial Group, Inc.	513,380
2,500	M&T Bank Corp.	219,875
13,031	PNC Financial Services Group, Inc.	776,778
7,200	Svenska Cellulosa AB, B Shares	101,420
219,289	UniCredit SpA	463,774
67,760	Wells Fargo & Co.	1,901,346

		7,313,439

Commercial Services & Supplies (0.1%):
62,652	Cable & Wireless Communications plc	40,753
174,780	Rentokil Initial plc*	266,599

		307,352

Communications Equipment (1.0%):
64,810	Brocade Communications Systems, Inc.*	418,673
101,680	Cisco Systems, Inc.	1,587,225
4,051	Motorola Solutions, Inc.*	186,508
20,060	Telefonaktiebolaget LM Ericsson, B Shares	288,623

		2,481,029

Computers & Peripherals (0.6%):
30,080	Dell, Inc.*	501,434
22,089	Hewlett-Packard Co.	804,039
13,420	Seagate Technology plc	216,867

		1,522,340

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Construction & Engineering (0.0%):
12,234	Carillion plc	$73,754

Construction Materials (0.3%):
37,784	CRH plc	836,608

Consumer Finance (0.3%):
14,850	American Express Co.	767,745

Diversified Financial Services (2.2%):
129,155	Bank of America Corp.	1,415,539
1,210	Bond Street Holdings LLC, Class A*	24,805
13,131	Canary Wharf Group plc(a)	63,483
9,695	CIT Group, Inc.*	429,101
13,730	Citigroup, Inc.	571,717
5,122	Deutsche Boerse AG	388,683
71,492	ING Groep NV*	881,778
23,210	JPMorgan Chase & Co.	950,218
11,160	NYSE Euronext	382,453
41,589	UBS AG, Registered Shares*	758,605

		5,866,382

Diversified Telecommunication Services (1.8%):
20,820	AT&T, Inc.	653,956
4,000	CenturyTel, Inc.	161,720
6,390	China Telecom Corp., Ltd., SP ADR^	418,225
32,550	France Telecom SA	692,371
6,473	Frontier Communications Corp.^	52,237
51,498	Telefonica SA	1,259,191
84,310	Telstra Corp., Ltd.	261,742
8,000	Verizon Communications, Inc.	297,840

		4,603,559

Electric Utilities (2.0%):
5,930	American Electric Power Co., Inc.	223,442
2,333	Brookfield Infrastructure Partners LP	58,442
22,590	Duke Energy Corp.	425,370
23,374	E.ON AG	663,467
10,182	Entergy Corp.	695,227
14,440	Exelon Corp.	618,609
4,000	FirstEnergy Corp.	176,600
11,752	GDF Suez	430,039
6,750	NextEra Energy, Inc.	387,855
9,000	PPL Corp.	250,470
9,722	Prime ATET&D Holdings No. 1 Pty., Ltd.*(a)(b)	—
8,770	Progress Energy, Inc.	421,048
20,000	Southern Co.	807,600

		5,158,169

Electrical Equipment (0.2%):
9,964	Alstom SA^	613,583

Electronic Equipment, Instruments & Components (0.4%):
41,590	Flextronics International, Ltd.*	267,008
23,371	TE Connectivity, Ltd.	859,118

		1,126,126

Energy Equipment & Services (1.1%):
10,350	Baker Hughes, Inc.	750,996
10,140	Halliburton Co.	517,140
13,260	Noble Corp.	522,577
1,500	Schlumberger, Ltd.	129,600
12,874	Transocean, Ltd.	831,145
6,000	Weatherford International, Ltd.*	112,500

		2,863,958

Food & Staples Retailing (1.6%):
5,267	Carrefour SA*^	216,296
60,731	CVS Caremark Corp.	2,282,271
33,195	Kroger Co. (The)	823,236
87,860	Tesco plc	567,353
7,308	Wal-Mart Stores, Inc.	388,347

		4,277,503

Food Products (1.4%):
15,314	General Mills, Inc.	569,987
40,933	Kraft Foods, Inc., Class A	1,442,070
24,171	Nestle SA	1,502,656

		3,514,713

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.^	116,838

Health Care Equipment & Supplies (1.0%):
56,749	Boston Scientific Corp.*	392,136
5,570	Covidien plc	296,491
44,391	Medtronic, Inc.	1,710,385
4,606	Zimmer Holdings, Inc.*	291,099

		2,690,111

Health Care Providers & Services (0.8%):
5,536	Community Health Systems, Inc.*	142,164
7,879	Coventry Health Care, Inc.*	287,347
5,440	Quest Diagnostics, Inc.	321,504

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued

29,117	Tenet Healthcare Corp.*^	$181,690
24,613	UnitedHealth Group, Inc.	1,269,539

		2,202,244

Hotels, Restaurants & Leisure (0.1%):
28,330	Compass Group plc	273,236
12,868	Thomas Cook Group plc	27,465

		300,701

Household Durables (0.2%):
18,737	Persimmon plc	145,026
5,772	Stanley Black & Decker, Inc.	415,873

		560,899

Independent Power Producers & Energy Traders (0.3%):
15,000	Dynegy, Inc.*	92,850
24,027	NRG Energy, Inc.*	590,584

		683,434

Industrial Conglomerates (1.5%):
72,038	Citic Pacific, Ltd.	181,502
77,060	General Electric Co.	1,453,352
42,390	Koninklijke Philips Electronics NV	1,087,789
31,067	Orkla ASA	295,389
4,870	Siemens AG	668,601
6,630	Tyco International, Ltd.	327,721

		4,014,354

Insurance (2.5%):
16,595	ACE, Ltd.	1,092,283
139,200	AIA Group, Ltd.*	484,482
883	Alleghany Corp.*	294,136
23,500	American International Group, Inc.^	689,020
25,876	AXA SA	587,424
3,604	CNO Financial Group, Inc.*	28,508
7,810	MetLife, Inc.	342,625
3,700	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	564,799
12,278	Old Republic International Corp.^	144,266
17,800	Progressive Corp. (The)	380,564
10,830	QBE Insurance Group, Ltd.	201,013
4,330	RenaissanceRe Holdings, Ltd.	302,883
9,000	Swiss Re, Ltd.*	505,521
1,430	Torchmark Corp.	91,720
980	White Mountains Insurance Group, Ltd.	411,757
1,521	Zurich Financial Services AG	384,542

		6,505,543

IT Services (0.2%):
8,760	Accenture plc, Class A	529,279

Leisure Equipment & Products (0.2%):
15,652	Mattel, Inc.	430,273

Life Sciences Tools & Services (0.1%):
3,100	Lonza Group AG, Registered Shares	242,692

Machinery (0.0%):
3,788	Federal Signal Corp.	24,849

Marine (0.4%):
88	A.P. Moller — Maersk A/S, Class B	759,393
6,516	Huntington Ingalls Industries, Inc.*^	224,802

		984,195

Media (3.4%):
46,112	British Sky Broadcasting Group plc	626,178
3,910	Comcast Corp., Class A	99,079
49,390	Comcast Corp., Special Class A	1,196,720
92,944	News Corp.†	1,645,109
16,580	Pearson plc	314,018
30,420	Reed Elsevier NV	408,481
19,848	Time Warner Cable, Inc.	1,548,938
29,757	Time Warner, Inc.	1,082,262
22,156	Viacom, Inc., Class B	1,129,956
21,550	Vivendi	599,209
6,700	Walt Disney Co. (The)	261,568

		8,911,518

Metals & Mining (1.0%):
8,680	Alcoa, Inc.^	137,665
3,000	AngloGold Ashanti, Ltd., SP ADR	126,270
92,750	Aviva plc	652,960
5,000	Barrick Gold Corp.	226,450
2,000	Freeport-McMoRan Copper & Gold, Inc.	105,800
2,000	Newmont Mining Corp.	107,940
1,000	Nucor Corp.^	41,220
665	POSCO	288,889
17,584	ThyssenKrupp AG	912,074

		2,599,268

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multi-Utilities (0.9%):
5,000	CenterPoint Energy, Inc.	$96,750
3,020	Consolidated Edison, Inc.	160,785
9,270	Dominion Resources, Inc.	447,463
11,020	PG&E Corp.	463,171
12,060	Public Service Enterprise Group, Inc.	393,638
6,070	Sempra Energy	320,982
3,650	TECO Energy, Inc.	68,948
12,390	Xcel Energy, Inc.	301,077

		2,252,814

Multiline Retail (0.3%):
47,840	Marks & Spencer Group plc	277,455
10,500	Target Corp.	492,555

		770,010

Office Electronics (0.6%):
25,500	Konica Minolta Holdings, Inc.	212,805
122,706	Xerox Corp.	1,277,370

		1,490,175

Oil, Gas & Consumable Fuels (4.5%):
2,000	Alpha Natural Resources, Inc.*	90,880
152,641	BP plc	1,124,482
18,160	BP plc, SP ADR	804,306
11,000	Canadian Oil Sands Trust	317,496
7,570	Chevron Corp.	778,499
7,030	ConocoPhillips	528,586
21,516	Eni SpA	510,012
5,516	Ensco plc, SP ADR	294,003
10,000	Exxon Mobil Corp.	813,800
27,504	Marathon Oil Corp.	1,448,911
6,420	Murphy Oil Corp.	421,537
27,660	OAO Gazprom, SP ADR*	402,453
9,010	Petroleo Brasileiro SA, SP ADR	276,427
27,969	Royal Dutch Shell plc, A Shares	992,775
330	Royal Dutch Shell plc, A Shares	11,757
27,558	Royal Dutch Shell plc, B Shares	983,564
3,300	Spectra Energy Corp.	90,453
18,168	StatoilHydro ASA	460,294
12,300	Talisman Energy, Inc.	252,710
15,330	Total SA	886,529
11,718	Williams Cos., Inc. (The)	354,469

		11,843,943

Paper & Forest Products (0.8%):
3,024	Domtar Corp.^	286,433
24,227	International Paper Co.	722,449
4,589	MeadWestvaco Corp.	152,860
37,134	Weyerhaeuser Co.	811,749

		1,973,491

Pharmaceuticals (5.5%):
5,970	Abbott Laboratories	314,141
2,700	Bristol-Myers Squibb Co.	78,192
30,376	Eli Lilly & Co.	1,140,011
43,910	GlaxoSmithKline plc	939,994
10,000	Johnson & Johnson Co.	665,200
88,234	Merck & Co., Inc.	3,113,778
4,710	Merck KGaA	511,775
8,923	Novartis AG, ADR	545,285
8,020	Novartis AG, Registered Shares	491,431
153,368	Pfizer, Inc.	3,159,381
12,680	Roche Holding AG	2,121,983
15,140	Sanofi-Aventis*(a)(b)	—
15,140	Sanofi-Aventis	1,216,729
5,060	Teva Pharmaceutical Industries, Ltd., SP ADR	243,993

		14,541,893

Professional Services (0.1%):
1,970	Adecco SA, Registered Shares	126,341
24,750	Hays plc	40,910
4,640	Randstad Holding NV	214,419

		381,670

Real Estate Investment Trusts (REITs) (0.1%):
376	Alexander’s, Inc.	149,272
28,600	Westfield Retail Trust	83,237

		232,509

Real Estate Management & Development (0.3%):
22,000	Cheung Kong Holdings, Ltd.	323,546
3,700	Forestar Group, Inc.*	60,791
19,500	Swire Pacific, Ltd., Class A	287,545

		671,882

Road & Rail (0.2%):
7,000	East Japan Railway Co.	402,324

Semiconductors & Semiconductor Equipment (0.9%):
199	First Solar, Inc.*^	26,322
19,000	Intel Corp.	421,040
87,110	LSI Corp.*	620,223

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

963	Samsung Electronics Co., Ltd.	$748,587
253,000	Taiwan Semiconductor Manufacturing Co., Ltd.	640,663

		2,456,835

Software (1.8%):
2,010	Check Point Software Technologies, Ltd.*^	114,269
88,352	Microsoft Corp.	2,297,152
2,327	Nintendo Co., Ltd.	438,304
24,440	Oracle Corp.	804,320
10,990	SAP AG	664,625
22,802	Symantec Corp.*	449,656

		4,768,326

Specialty Retail (0.4%):
7,890	Home Depot, Inc.	285,776
1,603	Industria de Diseno Textil SA	146,365
134,280	Kingfisher plc	575,794
670	USS Co., Ltd.	51,981

		1,059,916

Tobacco (2.2%):
39,796	Altria Group, Inc.	1,051,012
40,488	British American Tobacco plc	1,774,446
35,788	Imperial Tobacco Group plc	1,189,704
27	Japan Tobacco, Inc.	104,219
5,040	Lorillard, Inc.	548,705
8,161	Philip Morris International, Inc.	544,910
11,681	Reynolds American, Inc.	432,781

		5,645,777

Trading Companies & Distributors (0.1%):
15,900	ITOCHU Corp.	165,426
6,270	Wolseley plc	204,462

		369,888

Wireless Telecommunication Services (1.5%):
33,000	China Mobile, Ltd.	307,073
91,480	Sprint Nextel Corp.*	493,077
34,680	Turkcell Iletisim Hizmetleri AS, SP ADR*	469,914
983,447	Vodafone Group plc	2,613,229

		3,883,293

Total Common Stocks (Cost $129,824,724)		140,541,178

Preferred Stocks (0.4%):
Diversified Financial Services (0.1%):
6,800	GMAC Capital Trust I, Series 2	174,080

Insurance (0.1%):
3,000	MetLife, Inc.	247,290

Metals & Mining (0.1%):
8,860	Vale SA, SP ADR, Preferred Shares	256,586

Shares or
Principal		Fair
Amount		Value
Oil, Gas & Consumable Fuels (0.0%):
$100	Chesapeake Energy Corp., Series A(c)	$126,000

Real Estate Investment Trusts (REITs) (0.1%):
2,500	FelCor Lodging Trust, Inc., Series A	66,875
116	Wells Fargo & Co., Series L, Class A	122,960

		189,835

Total Preferred Stocks (Cost $927,052)		993,791

Convertible Preferred Stocks (0.6%):
Automobiles (0.1%):
6,000	General Motors Co., Series B	292,440

Diversified Financial Services (0.2%):
300	Bank of America Corp., Series L	300,360
1,500	Citigroup, Inc.	180,225

		480,585

Metals & Mining (0.1%):
7,000	AngloGold Ashanti Holdings plc	349,230

Oil, Gas & Consumable Fuels (0.2%):
3,500	SandRidge Energy, Inc.(c)	573,562

Total Convertible Preferred Stocks (Cost $1,409,167)		1,695,817

Convertible Bonds (0.6%):
Construction Materials (0.3%):
$455,000	Cemex SAB de C.V., 3.25%, 3/15/16(c)	448,744
300,000	Cemex SAB de C.V., 3.75%, 3/15/18(c)	297,000

		745,744

Diversified Financial Services (0.0%):
50,000	CapitalSource, Inc., 4.00%, 7/15/34, Callable 7/15/11 @ 100	50,000

Semiconductors & Semiconductor Equipment (0.0%):
54,000	Advanced Micro Devices, Inc., 6.00%, 5/1/15	54,742

Total Convertible Bonds (Cost $852,122)		850,486

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued

Collateralized Mortgage Obligation (0.2%):
$487,660	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.94%, 11/15/13(c)(z)	$452,422

Total Collateralized Mortgage Obligation (Cost $436,179)		452,422

Corporate Bonds (10.5%):
Airlines (0.3%):
900,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 3/15/13 @ 105.62^(c)	882,000

Auto Components (0.2%):
300,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13^	324,000
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19^	101,250

		425,250

Automobiles (0.0%):
100,000	Ford Motor Credit Co. LLC, 7.00%, 4/15/15^	108,016

Chemicals (0.1%):
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	104,000
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31(c)	153,336

		257,336

Commercial Services & Supplies (0.0%):
112,000	Clear Channel Communications, Inc., PIK, 11.00%, 8/1/16, Callable 8/1/12 @ 105.50	99,120

Computers & Peripherals (0.6%):
1,200,000	CDW LLC / CDW Finance Corp., 8.50%, 4/1/19, Callable 4/1/15 @ 104.25(c)	1,176,000
150,000	SunGard Data Systems, Inc., 7.63%, 11/15/20, Callable 11/15/15 @ 103.81^	151,500
300,000	Vanguard Health Systems, Inc., 10.90%, 2/1/16, Callable 2/1/13 @ 77.52	197,625

		1,525,125

Construction Materials (0.2%):
500,000	Vulcan Materials Co., 7.50%, 6/15/21^	499,339

Consumer Finance (0.0%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69^	107,500

Containers & Packaging (0.2%):
50,000	Berry Plastics Corp., 9.75%, 1/15/21, Callable 1/15/16 @ 104.88	48,375
500,000	Building Materials Corp., 6.75%, 5/1/21, Callable 5/1/16 @ 103.38(c)	502,500

		550,875

Diversified Consumer Services (0.1%):
100,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13(c)	93,500
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.50^	207,000

		300,500

Diversified Financial Services (1.1%):
391,473	CIT Group, Inc., 7.00%, 5/4/15, Callable 1/1/12 @ 100(c)	391,962
1,080,991	CIT Group, Inc., 7.00%, 5/2/16, Callable 1/1/12 @ 100(c)	1,076,937
650,296	CIT Group, Inc., 7.00%, 5/2/17, Callable 1/1/12 @ 100(c)	648,670

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued

$250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100^(z)	$268,523
500,000	M&T Bank Corp., Series D, 6.88%, 12/29/49, Callable 6/15/16 @ 100(c)	499,375

		2,885,467

Diversified Telecommunication Services (0.2%):
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47(c)	52,000
250,000	Clearwire Corp., 12.00%, 12/1/15, Callable 12/1/12 @ 106(c)	267,813
100,000	Frontier Communications Corp., 8.25%, 4/15/17^	108,750
100,000	Frontier Communications Corp., 8.50%, 4/15/20^	109,000

		537,563

Electric Utilities (0.5%):
1,165,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 11/1/11 @ 105.13^	704,825
400,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75^(c)	393,000
134,000	Texas Competitive Electric Holdings Co. LLC, Series B, 15.00%, 4/1/21, Callable 10/1/15 @ 107.50(c)	109,880
11,883	Texas Competitive Electric Holdings Co. LLC, PIK, 10.50%, 11/1/16, Callable 11/1/12 @ 105.25	7,724

		1,215,429

Electronic Equipment, Instruments & Components (0.2%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25^(c)	472,500

Food Products (0.1%):
200,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88^(c)	212,500
135,000	Supervalu, Inc., 8.00%, 5/1/16^	137,700

		350,200

Health Care Providers & Services (1.1%):
467,000	Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/11 @ 104.44	481,010
100,000	Giant Funding Corp., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19(c)	104,250
500,000	HCA Holdings, Inc., 7.75%, 5/15/21, Callable 11/15/15 @ 103.88^(c)	518,750
399,000	HCA, Inc., 6.50%, 2/15/16	405,982
50,000	HCA, Inc., 7.88%, 2/15/20, Callable 8/15/14 @ 103.94	54,250
500,000	Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103(c)	508,125
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15^	546,875
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	51,625
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	303,750

		2,974,617

Hotels, Restaurants & Leisure (0.6%):
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81(c)	103,250
400,000	CityCenter Holdings LLC / CityCenter Finance Corp., PIK, 10.75%, 1/15/17, Callable 1/15/14 @ 105.38(c)	434,000

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued

$50,000	CKE Restaurants, Inc., 11.38%, 7/15/18, Callable 7/15/14 @ 105.69^	$54,625
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105(c)	495,000
500,000	MGM Resorts International, 10.00%, 11/1/16^(c)	530,000

		1,616,875

Independent Power Producers & Energy Traders (0.6%):
200,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(c)	209,000
250,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(c)	255,000
500,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(c)	515,000
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15^	334,150
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16	40,000
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19^	123,675
34,000	Dynegy Roseton / Danskammer Pass Through Trust, Series B, 7.67%, 11/8/16	30,260
115,000	RRI Energy, Inc., 7.88%, 6/15/17^	115,575

		1,622,660

Internet Software & Services (0.6%):
25,000	CDW LLC / CDW Finance Corp., 11.00%, 10/12/15, Callable 10/15/11 @ 105.50	26,313
250,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 10/15/12 @ 106.27	269,375
47,000	First Data Corp., 11.25%, 3/31/16, Callable 9/30/11 @ 105.62^	46,295
389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(c)	381,220
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.62(c)	642,000
14,000	First Data Corp., PIK, 9.88%, 9/24/15, Callable 9/30/11 @ 104.94	14,385
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(c)	137,827

		1,517,415

Machinery (0.3%):
245,000	Aviation Capital Group, 6.75%, 4/6/21(c)	245,000
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75	434,500
100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25^	105,625

		785,125

Media (1.1%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	352,219
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	106,625
100,000	Cablevision Systems Corp., 8.00%, 4/15/20	107,250
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25(c)	1,027,500
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	493,125
800,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.50(c)	766,000

		2,852,719

Oil, Gas & Consumable Fuels (1.1%):
100,000	ATP Oil & Gas Corp., 11.88%, 5/1/15, Callable 5/1/13 @ 111.88^	101,500
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17^	364,837
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 105.16	210,000

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued

$200,000	Chesapeake Energy Corp., 7.25%, 12/15/18^	$218,000
300,000	Energy Transfer Equity LP, 7.50%, 10/15/20^	318,000
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63(c)	532,500
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	389,000
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	108,500
135,000	SandRidge Energy, Inc., 3.93%, 4/1/14, Callable 8/15/11 @ 101(z)	133,663
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104(c)	66,300
100,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	106,500
400,000	W & T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25^(c)	405,000

		2,953,800

Paper & Forest Products (0.0%):
50,000	Newpage Corp., 11.38%, 12/31/14, Callable 3/31/12 @ 105^	46,625

Professional Services (0.1%):
300,000	Quintiles Transnational Corp., PIK, 9.50%, 12/30/14, Callable 7/8/11 @ 102.50(c)	307,500

Real Estate Investment Trusts (REITs) (0.1%):
155,000	FelCor Lodging LP, 10.00%, 10/1/14	173,988
55,000	iStar Financial, Inc., 8.63%, 6/1/13^	56,100
10,000	Realogy Corp., 7.88%, 2/15/19, Callable 2/15/15 @ 103.94^	9,900

		239,988

Road & Rail (0.0%):
19,000	Hertz Corp. (The), 8.88%, 1/1/14, Callable 8/15/11 @ 102.22^	19,475

Semiconductors & Semiconductor Equipment (0.6%):
100,000	Advanced Micro Devices, Inc., 8.13%, 12/15/17, Callable 12/15/13 @ 104.06^	104,500
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(c)	292,003
400,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03^(c)	402,000
590,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38(c)	666,700

		1,465,203

Software (0.2%):
400,000	Chrysler GP / Chrysler CG Co. — Issuer, 8.25%, 6/15/21, Callable 6/15/16 @ 104.13(c)	392,000

Thrifts & Mortgage Finance (0.1%):
100,000	International Lease Finance Corp., 8.63%, 9/15/15^(z)(e)	108,375

Wireless Telecommunication Services (0.2%):
100,000	CommScope, Inc., 8.25%, 1/15/19, Callable 1/15/15 @ 104.13(c)	103,000
500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	490,000

		593,000

Total Corporate Bonds (Cost $27,053,820)		27,711,597

Floating Rate Loans (1.1%):
Automobiles (0.3%):
700,000	Chrysler Group LLC, 4.98%, 6/2/17(z)	683,592

Electric Utilities (0.5%):
1,606,986	Texas Competitive Electric Holdings Co. LLC, 4.73%, 10/10/17(z)	1,255,683

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Floating Rate Loans, continued

Media (0.1%):
$54,885	Clear Channel Communications, Inc., 3.84%, 1/29/16(z)	$46,378
53,000	Clear Channel Communications, Inc., 3.84%, 1/29/16(z)	44,431
354,000	Clear Channel Communications, Inc., 3.84%, 1/29/16(z)	299,749

		390,558

Real Estate Investment Trusts (REITs) (0.2%):
500,000	Istar Financial, Inc., 7.00%, 6/11/14(z)	497,710
166,143	Realogy Corp., 4.52%, 10/10/13(z)	148,976

		646,686

Real Estate Management & Development (0.0%):
13,545	Realogy Corp., 3.11%, 10/10/13(z)	12,673

Total Floating Rate Loans (Cost $3,019,632)		2,989,192

Foreign Bonds (20.1%):
Chemicals (0.3%):
500,000	Kinove German Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.50+(c)	753,995

Commercial Banks (1.2%):
60,000	Bank Negara Monetary Notes, Series 4310, 2.81%, 7/19/11+(f)	19,850
1,400,000	Bank Negara Monetary Notes, Series 4610, 2.71%, 7/28/11+(f)	463,577
40,000	Bank Negara Monetary Notes, Series 0311, 2.71%, 8/9/11+(f)	13,211
5,000	Bank Negara Monetary Notes, Series 0511, 2.71%, 8/23/11+(f)	1,649
200,000	Bank Negara Monetary Notes, Series 5510, 2.63%, 9/29/11+(f)	65,794
1,865,000	Bank Negara Monetary Notes, Series 1311, 2.71%, 10/11/11+(f)	612,983
35,000	Bank Negara Monetary Notes, Series 6010, 2.71%, 10/13/11+(f)	11,514
110,000	Bank Negara Monetary Notes, Series 3611, 2.70%, 10/18/11+(f)	36,136
100,000	Bank Negara Monetary Notes, Series 1511, 2.66%, 10/20/11+(f)	32,846
110,000	Bank Negara Monetary Notes, Series 7810, 2.71%, 10/25/11+(f)	36,117
600,000	Bank Negara Monetary Notes, Series 3811, 2.69%, 11/24/11+(f)	196,547
5,000	Bank Negara Monetary Notes, Series 0611, 2.71%, 12/1/11+(f)	1,637
180,000	Bank Negara Monetary Notes, Series 7410, 2.71%, 12/15/11+(f)	58,867
130,000	Bank Negara Monetary Notes, Series 3511, 2.75%, 1/3/12+(f)	42,452
5,000	Bank Negara Monetary Notes, Series 0911, 2.71%, 2/21/12+(f)	1,626
480,000	Bank Negara Monetary Notes, Series 4011, 2.70%, 3/8/12+(f)	155,942
1,830,000	Bank Negara Monetary Notes, Series 3111, 2.84%, 5/29/12+(f)	590,636
250,000	Boparan Finance plc, 9.75%, 4/30/18, Callable 4/30/14 @ 107.31+(c)	347,668
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41+(c)	382,123

		3,071,175

Sovereign Bonds (18.6%):
340,000	Australian Government, Series 123, 5.75%, 4/15/12+	367,471
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/13+	32,716
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+	472,615
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.58%, 1/1/17+	697,254

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Foreign Bonds, continued
Sovereign Bonds, continued

$140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+	$187,496
425,000	Egypt Treasury Bill, Series 364, 10.33%, 7/12/11+(f)	71,083
350,000	Egypt Treasury Bill, Series 364, 10.05%, 8/9/11+(f)	57,934
300,000	Egypt Treasury Bill, Series 182, 11.75%, 8/16/11+(f)	49,566
350,000	Egypt Treasury Bill, Series 364, 11.78%, 8/30/11+(f)	57,594
25,000	Egypt Treasury Bill, Series 364, 10.26%, 9/20/11+(f)	4,084
1,000,000	Egypt Treasury Bill, Series 364, 10.55%, 11/8/11+	160,583
575,000	Egypt Treasury Bill, Series 364, 10.33%, 12/6/11+(f)	91,381
3,025,000	Egypt Treasury Bill, Series 371, 10.33%, 1/17/12+(f)	473,597
525,000	Egypt Treasury Bill, Series 364, 12.02%, 2/21/12+(f)	81,218
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13+	419,009
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	838,301
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	426,456
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	433,902
115,000	Israel Fixed Bond, Series 0312, 4.00%, 3/30/12+	34,273
40,000	Israel Fixed Bond, Series 0313, 5.00%, 3/31/13+	12,139
75,000	Israel Treasury Bill, Series 0711, 2.11%, 7/6/11+(f)	22,041
3,015,000	Israel Treasury Bill, Series 0911, 2.29%, 9/7/11+(f)	880,520
789,000	Israel Treasury Bill, Series 1011, 2.34%, 10/5/11+(f)	229,787
125,000	Israel Treasury Bill, Series 1111, 2.27%, 11/2/11+(f)	36,350
105,000	Israel Treasury Bill, Series 1211, 2.25%, 12/7/11+(f)	30,438
1,715,000	Israel Treasury Bill, Series 0112, 2.37%, 1/4/12+(f)	495,590
745,000	Israel Treasury Bill, Series 0212, 3.18%, 2/1/12+(f)	214,409
685,000	Israel Treasury Bill, Series 0252, 3.10%, 2/29/12+(f)	196,598
370,000	Israel Treasury Bill, Series 0412, 3.04%, 4/4/12+(f)	105,822
2,250,000	Israel Treasury Bill, Series 512, 3.32%, 5/2/12+(f)	641,723
1,770,000	Kommuninvest I Sverige AB, Series K1210, 1.75%, 10/8/12, MTN+	276,592
1,420,000,000	Korea Treasury Bond, Series 1112, 4.75%, 12/10/11+	1,338,317
2,005,000,000	Korea Treasury Bond, Series 1206, 4.00%, 6/10/12+	1,884,698
1,808,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12+	1,707,365
104,000,000	Korea Treasury Bond, Series 1303, 5.25%, 3/10/13+	99,758
2,579,000,000	Korea Treasury Bond, Series 1306, 3.75%, 6/10/13+	2,418,841
1,867,150,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13+	1,719,006
10,000	Malaysia Treasury Bill, Series 364, 2.81%, 7/1/11+(f)	3,313

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Foreign Bonds, continued
Sovereign Bonds, continued

$50,000	Malaysia Treasury Bill, Series 364, 2.84%, 6/1/12+(f)	$16,134
5,040,000	Malaysian Government, Series 1, 3.83%, 9/28/11+	1,676,106
2,059,000	Malaysian Government, Series 0309, 2.71%, 2/14/12+	682,781
2,665,000	Malaysian Government, Series 5-06, 3.72%, 6/15/12+	890,316
3,225,000	Malaysian Government, Series 0109, 2.51%, 8/27/12+	1,063,706
300,000	Malaysian Government, Series 3-03, 3.70%, 2/25/13+	100,438
12,530,000	Mexico Bonos Desarr, Series M, 9.00%, 6/20/13+(z)	1,144,599
6,740,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13+(z)	609,473
5,000,000	Mexico Bonos Desarr, Series M 20, 8.00%, 12/7/23+(z)	452,627
1,210,000	New South Wales Treasury Corp., Series 12, 6.00%, 5/1/12+	1,309,699
340,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13+	368,281
3,600,000	Norwegian Treasury Bill, 2.30%, 12/21/11+(f)	659,717
9,660,000	Norwegian Treasury Bill, 2.39%, 12/21/11+(f)	1,770,242
10,240,000	Norwegian Treasury Bill, 2.52%, 3/21/12+(f)	1,866,369
8,170,000	Philippine Government International Bond, Series 5-65, 5.75%, 2/21/12+	191,709
5,000,000	Philippine Government International Bond, Series R3-7, 5.25%, 9/24/12+	118,064
3,760,000	Philippine Government International Bond, Series 3-19, 5.25%, 1/7/13+	88,967
10,590,000	Philippine Government International Bond, Series 7-43, 8.75%, 3/3/13+	264,409
400,000	Philippine Treasury Bill, 1.25%, 7/13/11+(f)	9,224
2,120,000	Philippine Treasury Bill, 2.35%, 8/10/11+(f)	48,768
800,000	Philippine Treasury Bill, 1.43%, 9/7/11+(f)	18,343
140,000	Philippine Treasury Bill, 2.51%, 10/19/11+(f)	3,218
1,890,000	Philippine Treasury Bill, 1.93%, 11/16/11+	43,164
1,470,000	Philippine Treasury Bill, 1.89%, 11/29/11+(f)	33,452
880,000	Philippine Treasury Bill, 1.96%, 1/11/12+(f)	20,001
2,820,000	Philippine Treasury Bill, 2.58%, 2/8/12+(f)	63,943
990,000	Philippine Treasury Bill, 2.46%, 2/22/12+(f)	22,324
3,530,000	Philippine Treasury Bill, 2.29%, 3/7/12+(f)	79,524
1,100,000	Philippine Treasury Bill, 2.19%, 3/21/12+(f)	24,851
390,000	Poland Government Bond, Series 0112, 4.46%, 1/25/12+	138,618
2,929,000	Poland Government Bond, Series 0412, 4.75%, 4/25/12+	1,068,574
510,000	Poland Government Bond, Series 0712, 4.69%, 7/25/12+	177,159
1,464,000	Poland Government Bond, Series 1012, 4.77%, 10/25/12+	502,425
6,143,000	Poland Government Bond, Series 0113, 4.94%, 1/25/13+(f)	2,082,303
1,800,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13+	661,400
559,000	Poland Government Bond, Series 0713, 4.82%, 7/25/13+	184,940
180,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13+	65,837

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Foreign Bonds, continued
Sovereign Bonds, continued

$750,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	$279,550
720,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	272,758
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	855,033
1,045,000	Queensland Treasury Corp., 6.00%, 8/21/13+	1,141,390
200,000	Republic of Hungary, 5.75%, 6/11/18+	287,968
80,000	Republic of South Africa, Series E, 4.50%, 4/5/16, MTN+	118,319
20,905,000	Swedish Government Bond, Series 1046, 5.50%, 10/8/12+	3,443,235
4,875,000	Swedish Treasury Bill, 1.91%, 9/21/11+(f)	767,989
1,180,000	Swedish Treasury Bill, 2.02%, 12/21/11+(f)	184,928
430,000	United Kingdom Treasury Bill, 0.59%, 7/25/11†+(f)	689,779
96,000	United Kingdom Treasury Bill, 0.57%, 8/1/11+(f)	153,980
60,000	United Kingdom Treasury Bill, 0.63%, 8/8/11+(f)	96,228
80,000	United Kingdom Treasury Note, 9.00%, 7/12/11+	128,712
473,000	United Kingdom Treasury Note, 3.25%, 12/7/11+	767,979
443,000	United Kingdom Treasury Note, 5.00%, 3/7/12+	732,113
389,000	United Kingdom Treasury Note, 5.25%, 6/7/12+	650,807
2,050,000	Western Australian Treasury Corp., Series 12, 5.50%, 7/17/12+	2,211,899
220,000	Western Australian Treasury Corp., Series 13, 8.00%, 6/15/13+	249,222

		48,823,434

Total Foreign Bonds (Cost $50,167,921)		52,648,604

Municipal Bonds (0.2%):
California (0.2%):
15,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	16,847
40,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	45,240
100,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Callable 3/1/20 @ 100	108,954
10,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	11,087
125,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	143,901
30,000	California State, GO, 5.25%, 3/1/30, Callable 3/1/20 @ 100	30,774
25,000	California State, GO, 5.50%, 3/1/40, Callable 3/1/20 @ 100	25,691

		382,494

Illinois (0.0%):
60,000	Illinois State, GO, 4.42%, 1/1/15	61,363

Michigan (0.0%):
5,000	Detroit Michigan, GO, 4.50%, 11/1/23, Callable 11/1/20 @ 100	5,041

New York (0.0%):
35,000	New York State Dormitory Authority State Personal Income Tax, Build America Bonds, Revenue, 5.60%, 3/15/40	36,003

Total Municipal Bonds (Cost $453,039)		484,901

Yankee Dollars (3.9%):
Commercial Banks (0.3%):
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14	114,313
110,000	Korea Development Bank, 8.00%, 1/23/14	125,203
500,000	UPCB Finance III, Ltd., 6.63%, 7/1/20^(c)	493,750

		733,266

Construction & Engineering (0.2%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17(c)	408,500

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued

Consumer Finance (0.0%):
$100,000	NXP BV / NXP Funding LLC, 9.75%, 8/1/18(c)	$112,000

Diversified Financial Services (0.3%):
200,000	CEVA Group plc, 8.38%, 12/1/17(c)	202,250
100,000	CEVA Group plc, 11.50%, 4/1/18(c)	105,250
13,000	Deutsche Bank AG London, 000K 8.00%, 11/23/11(c)	288,691
10,000	Deutsche Bank AG London, Series 0001 8.50%, 6/8/12(c)	287,760

		883,951

Metals & Mining (0.2%):
100,000	FMG Resources Pty, Ltd., 7.00%, 11/1/15(c)	102,000
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18(c)	507,500

		609,500

Multi-Utilities (0.2%):
500,000	CGG Veritas, 6.50%, 6/1/21(c)	482,500

Oil, Gas & Consumable Fuels (0.7%):
500,000	Connacher Oil & Gas, Ltd., 8.50%, 8/1/19^(c)	475,000
180,000	Expro Finance Luxembourg, 8.50%, 12/15/16^(c)	173,700
24,000	OPTI Canada, Inc., 9.00%, 12/15/12	24,120
64,000	OPTI Canada, Inc., 9.75%, 8/15/13	63,520
790,000	Petroleos de Venezuela SA, 12.93%, 7/10/11, Series 2011	789,605
190,000	Petroplus Finance, Ltd., 6.75%, 5/1/14(c)	186,200
85,000	Petroplus Finance, Ltd., 7.00%, 5/1/17(c)	79,900

		1,792,045

Sovereign Bonds (1.6%):
170,000	Emirate of Abu Dhabi, 6.75%, 4/8/19(c)	201,025
175,000	Indonesia Government International Bond, 11.63%, 3/4/19(c)	257,906
1,120,000	Republic of Argentina, 0.47%, 8/3/12(z)	274,624

Shares or
Principal		Fair
Amount		Value
$483,000	Republic of Hungary, 6.25%, 1/29/20	$510,048
410,000	Republic of Hungary, 6.38%, 3/29/21	432,550
320,000	Republic of Iraq, 5.80%, 1/15/28(c)	288,800
230,000	Republic of Lithuania, 7.38%, 2/11/20(c)	266,225
100,000	Republic of Lithuania, 7.38%, 2/11/20	115,000
150,000	Republic of Lithuania, 6.13%, 3/9/21^(c)	159,375
640,100	Russia Foreign Bond, 7.50%, 3/31/30(c)	755,318
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20	104,000
240,000	South Africa Government International Bond, 6.88%, 5/27/19	286,200
170,000	State of Qatar, 6.55%, 4/9/19(c)	197,838
330,000	Ukraine Government, 7.95%, 2/23/21(c)	335,768

		4,184,677

Thrifts & Mortgage Finance (0.2%):
500,000	OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(c)	514,250

Wireless Telecommunication Services (0.2%):
500,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21(c)	496,875

Total Yankee Dollars (Cost $10,362,971)		10,217,564

Right (0.0%):
Pharmaceuticals (0.0%):
7,447	Sanofi*	17,947

Total Right (Cost $ — )		17,947

U.S. Government Agency (2.2%):
Federal Home Loan Bank (2.2%)
5,720,000	0.00%, 7/1/11(f)	5,720,000

Total U.S. Government Agency (Cost $5,720,000)		5,720,000

Short-Term Investment (4.6%):
$12,161,232	Allianz Variable Insurance Products Securities Lending Collateral Trust(g)	12,161,232

Total Short-Term Investment (Cost $12,161,232)		12,161,232

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Unaffiliated Investment Company (6.9%):
18,054,484	Dreyfus Treasury Prime Cash Management, 0.00%(f)	$18,054,484

Total Unaffiliated Investment Company (Cost $18,054,484)		18,054,484

Total Investment Securities (Cost $260,442,343)(h) — 104.6%		274,539,215
Net other assets (liabilities) — (4.6)%		(12,191,620)

Net Assets — 100.0%		$262,347,595

Percentages indicated are based on net assets as of June 30, 2011.

ADR—American Depositary Receipt

GO—General Obligation

MTN—Medium Term Note

PIK—Payment-in-Kind

SP ADR — Sponsored American Depositary Receipt

†	Investment securities are segregated as collateral for forward currency contracts. The aggregate fair value of these securities is $709,426.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $11,774,856.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represent 0.02% of the net assets of the fund.

(b)	Security issued in connection with a pending litigation settlement.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2011. The date presented represents the final maturity date.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at June 30, 2011.

(f)	The rate represents the effective yield at June 30, 2011.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(h)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

As of June 30, 2011, the Fund’s open forward currency contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Receive 14,525 Australian Dollar in exchange for U.S. Dollar	Barclays Bank	7/5/11	$15,581	$15,565	$(16)
Receive 43,216 Australian Dollar in exchange for U.S. Dollar	UBS Warburg	2/8/12	41,909	45,040	3,131
Receive 43,228 Australian Dollar in exchange for U.S. Dollar	Morgan Stanley	2/8/12	42,033	45,052	3,019
Receive 435,000 Brazilian Real in exchange for U.S. Dollar	Deutsche Bank	10/31/11	235,772	271,493	35,721
Receive 3,796 British Pound in exchange for U.S. Dollar	CBK	7/5/11	6,097	6,091	(6)
Receive 30,400 British Pound in exchange for U.S. Dollar	Bank of America	8/12/11	49,205	48,755	(450)
Receive 30,000 British Pound in exchange for U.S. Dollar	Barclays Bank	9/16/11	48,630	48,093	(537)
Receive 11,688 British Pound in exchange for U.S. Dollar	Citibank	1/24/12	18,470	18,705	235
Receive 17,502 British Pound in exchange for U.S. Dollar	Deutsche Bank	1/24/12	27,704	28,009	305
Receive 17,552 British Pound in exchange for U.S. Dollar	Barclays Bank	1/24/12	27,810	28,090	280
Receive 9,301 British Pound in exchange for U.S. Dollar	Deutsche Bank	1/26/12	14,799	14,884	85
Receive 2,341 British Pound in exchange for U.S. Dollar	JPMorgan Chase	1/27/12	3,724	3,746	22
Receive 7,025 British Pound in exchange for U.S. Dollar	Morgan Stanley	1/27/12	11,059	11,242	183
Receive 11,788 British Pound in exchange for U.S. Dollar	Barclays Bank	1/27/12	18,540	18,864	324
Receive 4,650 British Pound in exchange for U.S. Dollar	JPMorgan Chase	1/30/12	7,318	7,441	123
Receive 2,361 British Pound in exchange for U.S. Dollar	Morgan Stanley	1/31/12	3,738	3,778	40
Receive 981 British Pound in exchange for U.S. Dollar	Barclays Bank	2/1/12	1,547	1,570	23
Receive 7,906 British Pound in exchange for U.S. Dollar	Citibank	2/1/12	12,505	12,650	145
Receive 9,103 British Pound in exchange for U.S. Dollar	Morgan Stanley	2/1/12	14,349	14,566	217
Receive 61,544 British Pound in exchange for U.S. Dollar	Barclays Bank	2/14/12	98,063	98,462	399
Receive 74,696 British Pound in exchange for U.S. Dollar	Deutsche Bank	3/29/12	118,995	119,424	429
Receive 74,687 British Pound in exchange for U.S. Dollar	Morgan Stanley	3/29/12	118,997	119,410	413
Receive 149,827 British Pound in exchange for U.S. Dollar	Barclays Bank	3/30/12	237,992	239,541	1,549
Receive 89,848 British Pound in exchange for U.S. Dollar	Credit Suisse	4/2/12	142,796	143,641	845
Receive 162,750,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	7/11/11	300,000	347,899	47,899
Receive 153,759,000 Chilean Peso in exchange for U.S. Dollar	Barclays Bank	10/28/11	303,572	324,382	20,810

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Receive 307,366,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	10/28/11	$607,143	$648,443	$41,300
Receive 8,700,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	1/13/12	17,145	18,199	1,054
Receive 305,012,200 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	1/20/12	610,000	637,540	27,540
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	2/10/12	8,939	9,175	236
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollar	Barclays Bank	2/13/12	8,928	9,172	244
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	2/14/12	8,972	9,171	199
Receive 8,010,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	2/14/12	16,476	16,696	220
Receive 7,240,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	2/16/12	15,040	15,088	48
Receive 7,250,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	2/16/12	15,054	15,109	55
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollar	JPMorgan Chase	2/21/12	8,827	8,956	129
Receive 3,890,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	2/21/12	8,044	8,102	58
Receive 7,300,000 Chilean Peso in exchange for U.S. Dollar	JPMorgan Chase	2/22/12	15,153	15,203	50
Receive 2,610,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	2/23/12	5,392	5,435	43
Receive 3,250,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	2/27/12	6,714	6,764	50
Receive 9,210,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	2/27/12	18,983	19,170	187
Receive 3,900,000 Chilean Peso in exchange for U.S. Dollar	JPMorgan Chase	2/28/12	8,033	8,117	84
Receive 5,600,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	2/28/12	11,426	11,654	228
Receive 3,250,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	2/29/12	6,714	6,763	49
Receive 8,000,000 Chilean Peso in exchange for U.S. Dollar	Barclays Bank	2/29/12	16,296	16,647	351
Receive 4,000,000 Chilean Peso in exchange for U.S. Dollar	Barclays Bank	3/1/12	8,137	8,323	186
Receive 700,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	3/1/12	1,425	1,456	31
Receive 700,000 Chilean Peso in exchange for U.S. Dollar	Deutsche Bank	3/2/12	1,425	1,456	31
Receive 2,500,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	3/12/12	5,083	5,195	112
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollar	JPMorgan Chase	3/21/12	8,630	8,927	297
Receive 4,500,000 Chilean Peso in exchange for U.S. Dollar	Morgan Stanley	5/11/12	9,268	9,289	21
Receive 143,702 European Euro in exchange for U.S. Dollar	Deutsche Bank	9/15/11	202,809	207,899	5,090

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Receive 44,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	9/15/11	$62,241	$63,656	$1,415
Receive 116,753 Hong Kong Dollar in exchange for U.S. Dollar	UBS Warburg	7/5/11	15,004	15,005	1
Receive 14,490,000 Indian Rupee in exchange for U.S. Dollar	JPMorgan Chase	7/12/11	300,000	323,472	23,472
Receive 41,781,250 Indian Rupee in exchange for U.S. Dollar	JPMorgan Chase	10/31/11	891,428	914,209	22,781
Receive 43,950,000 Indian Rupee in exchange for U.S. Dollar	JPMorgan Chase	3/15/12	918,495	942,663	24,168
Receive 28,560,000 Indian Rupee in exchange for U.S. Dollar	Deutsche Bank	5/29/12	600,000	606,703	6,703
Receive 12,592,743 Japanese Yen in exchange for U.S. Dollar	HSBC	7/1/11	155,774	156,451	677
Receive 1,190,300 Japanese Yen in exchange for U.S. Dollar	State Street Bank & Trust	10/20/11	14,569	14,801	232
Receive 940,690 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	10/20/11	11,613	11,697	84
Receive 2,340,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	10/20/11	28,695	29,097	402
Receive 160,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	10/20/11	1,993	1,989	(4)
Receive 2,760,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	10/20/11	34,359	34,319	(40)
Receive 1,238,714 Japanese Yen in exchange for U.S. Dollar	Bank of America	10/20/11	15,398	15,403	5
Receive 1,702,500 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	10/20/11	21,064	21,170	106
Receive 55,580 Norwegian Krone in exchange for U.S. Dollar	Deutsche Bank	8/19/11	10,044	10,274	230
Receive 18,723 Norwegian Krone in exchange for U.S. Dollar	Deutsche Bank	8/19/11	3,368	3,461	93
Receive 63,786 Norwegian Krone in exchange for U.S. Dollar	Deutsche Bank	8/19/11	11,628	11,791	163
Receive 9,520,000 Philippine Peso in exchange for U.S. Dollar	JPMorgan Chase	7/11/11	200,000	219,496	19,496
Receive 3,200,000 Philippine Peso in exchange for U.S. Dollar	HSBC	9/30/11	70,820	73,259	2,439
Receive 2,600,000 Philippine Peso in exchange for U.S. Dollar	HSBC	10/3/11	57,538	59,511	1,973
Receive 2,140,000 Philippine Peso in exchange for U.S. Dollar	HSBC	10/27/11	48,736	48,907	171
Receive 4,270,000 Philippine Peso in exchange for U.S. Dollar	Deutsche Bank	10/28/11	97,244	97,578	334
Receive 35,820,000 Philippine Peso in exchange for U.S. Dollar	Deutsche Bank	10/28/11	815,351	818,562	3,211
Receive 1,420,000 Philippine Peso in exchange for U.S. Dollar	HSBC	10/28/11	32,346	32,450	104
Receive 2,780,000 Philippine Peso in exchange for U.S. Dollar	HSBC	10/31/11	63,225	63,517	292
Receive 1,400,000 Philippine Peso in exchange for U.S. Dollar	Deutsche Bank	11/4/11	32,542	31,978	(564)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Receive 3,000,000 Philippine Peso in exchange for U.S. Dollar	Deutsche Bank	11/14/11	$69,683	$68,481	$(1,202)
Receive 123,000 Singapore Dollar in exchange for U.S. Dollar	HSBC	2/7/12	96,328	100,255	3,927
Receive 123,000 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	2/7/12	96,316	100,255	3,939
Receive 221,000 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	2/8/12	173,790	180,134	6,344
Receive 25,000 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	2/8/12	19,642	20,377	735
Receive 34,819 Singapore Dollar in exchange for U.S. Dollar	Barclays Bank	2/9/12	27,334	28,381	1,047
Receive 125,400 Singapore Dollar in exchange for U.S. Dollar	HSBC	2/13/12	98,472	102,215	3,743
Receive 90,300 Singapore Dollar in exchange for U.S. Dollar	HSBC	2/14/12	70,908	73,605	2,697
Receive 154,000 Singapore Dollar in exchange for U.S. Dollar	HSBC	2/17/12	120,460	125,530	5,070
Receive 103,000 Singapore Dollar in exchange for U.S. Dollar	Barclays Bank	2/17/12	80,617	83,959	3,342
Receive 154,000 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	2/17/12	120,456	125,530	5,074
Receive 212,000 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	2/24/12	165,849	172,816	6,967
Receive 132,000 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	2/27/12	103,521	107,604	4,083
Receive 132,000 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	2/29/12	103,390	107,606	4,216
Receive 316,000 Singapore Dollar in exchange for U.S. Dollar	JPMorgan Chase	3/19/12	247,087	257,631	10,544
Receive 252,000 Singapore Dollar in exchange for U.S. Dollar	HSBC	3/19/12	197,498	205,453	7,955
Receive 220,800 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	3/19/12	173,086	180,016	6,930
Receive 237,700 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	3/21/12	185,428	193,797	8,369
Receive 190,000 Singapore Dollar in exchange for U.S. Dollar	HSBC	3/21/12	148,385	154,907	6,522
Receive 748,020 Singapore Dollar in exchange for U.S. Dollar	Deutsche Bank	5/29/12	600,000	610,122	10,122
Receive 103,520 Swiss Franc in exchange for U.S. Dollar	Credit Suisse	7/1/11	124,753	123,165	(1,588)

					$399,861

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 161,300 Australian Dollar in exchange for U.S. Dollar	Deutsche Bank	8/23/11	$167,147	$171,729	$(4,582)
Deliver 27,500 Australian Dollar in exchange for U.S. Dollar	Deutsche Bank	8/23/11	29,320	29,278	42
Deliver 2,686,396 British Pound in exchange for U.S. Dollar	Bank of America	8/12/11	4,392,258	4,308,448	83,810
Deliver 198,000 British Pound in exchange for U.S. Dollar	Bank of America	8/12/11	320,794	317,553	3,241
Deliver 75,896 Danish Krone in exchange for U.S. Dollar	Handelsbanken Markets	7/5/11	14,767	14,756	11
Deliver 11,292 European Euro in exchange for U.S. Dollar	State Street Bank & Trust	7/5/11	16,356	16,370	(14)
Deliver 1,030,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	7/11/11	1,295,266	1,493,021	(197,755)
Deliver 140,000 European Euro in exchange for U.S. Dollar	Barclays Bank	9/15/11	202,825	202,544	281
Deliver 3,913,134 European Euro in exchange for U.S. Dollar	Deutsche Bank	9/15/11	5,611,825	5,661,292	(49,467)
Deliver 840,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	9/30/11	1,134,924	1,214,742	(79,818)
Deliver 320,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	10/18/11	448,480	462,489	(14,009)
Deliver 1,644,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	10/31/11	2,253,595	2,375,038	(121,443)
Deliver 100,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	12/2/11	130,125	144,317	(14,192)
Deliver 97,000 European Euro in exchange for U.S. Dollar	Barclays Bank	12/12/11	128,176	139,943	(11,767)
Deliver 115,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	1/5/12	153,301	165,779	(12,478)
Deliver 1,650,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	1/23/12	2,215,884	2,377,080	(161,196)
Deliver 15,000 European Euro in exchange for U.S. Dollar	UBS Warburg	2/16/12	20,073	21,592	(1,519)
Deliver 15,000 European Euro in exchange for U.S. Dollar	JPMorgan Chase	2/16/12	20,064	21,592	(1,528)
Deliver 17,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	2/17/12	22,811	24,470	(1,659)
Deliver 17,000 European Euro in exchange for U.S. Dollar	UBS Warburg	2/21/12	22,760	24,467	(1,707)
Deliver 146,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	2/27/12	198,935	210,080	(11,145)
Deliver 89,930 European Euro in exchange for U.S. Dollar	Deutsche Bank	2/29/12	122,889	129,392	(6,503)
Deliver 41,800 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/1/12	56,992	60,140	(3,148)
Deliver 43,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/5/12	58,768	61,858	(3,090)
Deliver 43,000 European Euro in exchange for U.S. Dollar	Morgan Stanley	3/8/12	59,488	61,851	(2,363)
Deliver 57,000 European Euro in exchange for U.S. Dollar	UBS Warburg	3/8/12	78,862	81,989	(3,127)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 15,000 European Euro in exchange for U.S. Dollar	HSBC	3/8/12	$20,730	$21,576	$(846)
Deliver 690,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/15/12	948,060	992,260	(44,200)
Deliver 121,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/16/12	167,385	173,999	(6,614)
Deliver 13,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/16/12	17,982	18,694	(712)
Deliver 87,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/21/12	120,749	125,085	(4,336)
Deliver 86,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/22/12	120,508	123,643	(3,135)
Deliver 78,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	3/26/12	109,170	112,126	(2,956)
Deliver 109,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	4/4/12	153,117	156,639	(3,522)
Deliver 73,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	4/5/12	102,174	104,902	(2,728)
Deliver 73,000 European Euro in exchange for U.S. Dollar	HSBC	4/10/12	102,566	104,883	(2,317)
Deliver 37,000 European Euro in exchange for U.S. Dollar	UBS Warburg	4/10/12	51,953	53,160	(1,207)
Deliver 61,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	4/10/12	85,912	87,642	(1,730)
Deliver 99,000 European Euro in exchange for U.S. Dollar	UBS Warburg	4/12/12	141,132	142,229	(1,097)
Deliver 370,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	4/16/12	528,027	531,490	(3,463)
Deliver 60,000 European Euro in exchange for U.S. Dollar	HSBC	4/16/12	85,985	86,188	(203)
Deliver 319,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	4/23/12	451,018	458,119	(7,101)
Deliver 153,000 European Euro in exchange for U.S. Dollar	Credit Suisse	5/7/12	224,298	219,618	4,680
Deliver 112,000 European Euro in exchange for U.S. Dollar	Morgan Stanley	5/7/12	164,750	160,766	3,984
Deliver 112,000 European Euro in exchange for U.S. Dollar	Barclays Bank	5/7/12	164,648	160,766	3,882
Deliver 181,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	5/7/12	264,730	259,809	4,921
Deliver 112,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	5/9/12	161,588	160,755	833
Deliver 56,000 European Euro in exchange for U.S. Dollar	UBS Warburg	5/9/12	80,326	80,377	(51)
Deliver 118,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	5/18/12	165,312	169,314	(4,002)
Deliver 24,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	5/21/12	33,667	34,433	(766)
Deliver 118,000 European Euro in exchange for U.S. Dollar	UBS Warburg	5/21/12	164,822	169,296	(4,474)
Deliver 147,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	5/21/12	205,247	210,902	(5,655)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 500,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	5/29/12	$695,625	$717,156	$(21,531)
Deliver 260,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	5/29/12	361,725	372,921	(11,196)
Deliver 57,050 European Euro in exchange for U.S. Dollar	Deutsche Bank	6/6/12	81,644	81,805	(161)
Deliver 147,700 European Euro in exchange for U.S. Dollar	Deutsche Bank	6/7/12	212,710	211,781	929
Deliver 76,800 European Euro in exchange for U.S. Dollar	UBS Warburg	6/7/12	110,239	110,121	118
Deliver 231,600 European Euro in exchange for U.S. Dollar	Deutsche Bank	6/11/12	333,932	332,036	1,896
Deliver 44,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	6/11/12	63,741	63,081	660
Deliver 103,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	6/13/12	147,774	147,657	117
Deliver 21,000 European Euro in exchange for U.S. Dollar	Deutsche Bank	6/14/12	30,006	30,104	(98)
Deliver 26,073,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	7/11/11	300,000	323,952	(23,952)
Deliver 22,800,000 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	8/30/11	270,430	283,374	(12,944)
Deliver 121,466,500 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	9/29/11	1,450,000	1,510,031	(60,031)
Deliver 2,300,000 Japanese Yen in exchange for U.S. Dollar	Bank of America	10/20/11	28,226	28,599	(373)
Deliver 17,157,537 Japanese Yen in exchange for U.S. Dollar	Bank of America	10/20/11	208,222	213,345	(5,123)
Deliver 7,400,000 Japanese Yen in exchange for U.S. Dollar	State Street Bank & Trust	10/20/11	89,130	92,015	(2,885)
Deliver 20,662,500 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	10/31/11	254,464	256,958	(2,494)
Deliver 91,650,000 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	10/31/11	1,129,494	1,139,756	(10,262)
Deliver 3,093,000 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	11/16/11	37,798	38,471	(673)
Deliver 6,194,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	11/16/11	75,667	77,042	(1,375)
Deliver 1,491,000 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	11/17/11	18,127	18,545	(418)
Deliver 6,176,000 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	11/17/11	75,085	76,818	(1,733)
Deliver 2,471,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	11/17/11	30,010	30,735	(725)
Deliver 1,616,000 Japanese Yen in exchange for U.S. Dollar	HSBC	11/17/11	19,550	20,100	(550)
Deliver 8,613,000 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	11/21/11	103,871	107,135	(3,264)
Deliver 6,679,000 Japanese Yen in exchange for U.S. Dollar	Bank of America	11/28/11	80,664	83,085	(2,421)
Deliver 9,732,000 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	11/29/11	117,522	121,065	(3,543)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 2,416,000 Japanese Yen in exchange for U.S. Dollar	Citibank	11/29/11	$29,193	$30,055	$(862)
Deliver 5,989,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	12/1/11	71,562	74,504	(2,942)
Deliver 41,392,500 Japanese Yen in exchange for U.S. Dollar	Morgan Stanley	12/16/11	500,000	515,011	(15,011)
Deliver 2,251,755 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	12/28/11	27,133	28,020	(887)
Deliver 2,260,084 Japanese Yen in exchange for U.S. Dollar	Citibank	12/28/11	27,220	28,124	(904)
Deliver 2,255,332 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	12/28/11	27,356	28,065	(709)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollar	Citibank	1/10/12	18,391	18,918	(527)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	1/10/12	18,382	18,918	(536)
Deliver 3,030,000 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	1/10/12	36,638	37,712	(1,074)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollar	HSBC	1/12/12	18,421	18,919	(498)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	1/12/12	18,384	18,919	(535)
Deliver 3,250,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	1/13/12	39,363	40,452	(1,089)
Deliver 4,120,000 Japanese Yen in exchange for U.S. Dollar	HSBC	1/13/12	49,917	51,281	(1,364)
Deliver 4,090,000 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	1/13/12	49,516	50,908	(1,392)
Deliver 50,187,445 Japanese Yen in exchange for U.S. Dollar	Morgan Stanley	1/20/12	610,000	624,750	(14,750)
Deliver 7,610,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	1/26/12	92,573	94,740	(2,167)
Deliver 8,700,000 Japanese Yen in exchange for U.S. Dollar	Barclays Bank	1/26/12	105,762	108,310	(2,548)
Deliver 5,078,281 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	1/26/12	61,879	63,222	(1,343)
Deliver 2,170,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	1/26/12	26,399	27,015	(616)
Deliver 9,353,364 Japanese Yen in exchange for U.S. Dollar	HSBC	1/27/12	114,121	116,446	(2,325)
Deliver 3,771,000 Japanese Yen in exchange for U.S. Dollar	Morgan Stanley	2/10/12	46,149	46,958	(809)
Deliver 3,336,000 Japanese Yen in exchange for U.S. Dollar	HSBC	2/10/12	40,752	41,541	(789)
Deliver 1,140,000 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	2/15/12	13,889	14,197	(308)
Deliver 964,860 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	2/15/12	11,745	12,016	(271)
Deliver 680,000 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	2/16/12	8,221	8,469	(248)
Deliver 4,020,000 Japanese Yen in exchange for U.S. Dollar	HSBC	2/22/12	48,512	50,068	(1,556)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 4,000,000 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	2/23/12	$48,248	$49,820	$(1,572)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	3/1/12	56,594	57,299	(705)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollar	HSBC	3/1/12	56,615	57,299	(684)
Deliver 5,100,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	3/1/12	62,735	63,527	(792)
Deliver 44,142,850 Japanese Yen in exchange for U.S. Dollar	JPMorgan Chase	3/15/12	535,000	549,981	(14,981)
Deliver 5,012,000 Japanese Yen in exchange for U.S. Dollar	Citibank	3/19/12	62,384	62,449	(65)
Deliver 4,060,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	3/19/12	50,538	50,587	(49)
Deliver 3,000,000 Japanese Yen in exchange for U.S. Dollar	Morgan Stanley	3/19/12	37,330	37,380	(50)
Deliver 4,542,830 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	3/23/12	56,242	56,607	(365)
Deliver 68,447,040 Japanese Yen in exchange for U.S. Dollar	Morgan Stanley	4/16/12	820,000	853,220	(33,220)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	4/20/12	42,613	43,632	(1,019)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollar	Citibank	4/20/12	42,638	43,632	(994)
Deliver 11,180,000 Japanese Yen in exchange for U.S. Dollar	Citibank	5/10/12	139,101	139,415	(314)
Deliver 11,175,000 Japanese Yen in exchange for U.S. Dollar	UBS Warburg	5/11/12	139,010	139,356	(346)
Deliver 7,475,000 Japanese Yen in exchange for U.S. Dollar	Deutsche Bank	5/11/12	92,981	93,216	(235)
Deliver 48,990,000 Japanese Yen in exchange for U.S. Dollar	Credit Suisse	5/29/12	600,000	611,093	(11,093)
Deliver 28,452 Norwegian Krone in exchange for U.S. Dollar	Handelsbanken Markets	7/5/11	5,306	5,275	31
Deliver 1,564,435 Norwegian Krone in exchange for U.S. Dollar	Barclays Bank	8/19/11	280,891	289,189	(8,298)
Deliver 775,236 Swiss Franc in exchange for U.S. Dollar	State Street Bank & Trust	8/10/11	886,998	922,576	(35,578)

					$(1,026,361)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

As of June 30, 2011, the Fund’s open forward cross currency contracts were as follows:

								Net Unrealized
		Amount		Amount		Contract	Fair	Appreciation/
Purchase/Sale	Counterparty	Purchased		Sold		Value	Value	(Depreciation)

Australian Dollar/Japanese Yen	Deutsche Bank	27,000	AUD	2,143,206	JPY	$26,079	$27,527	$1,448
Australian Dollar/Japanese Yen	Citibank	27,000	AUD	2,142,450	JPY	26,079	27,537	1,458
Australian Dollar/Japanese Yen	Barclays Bank	27,000	AUD	2,141,100	JPY	26,080	27,554	1,474
Norwegian Krone/European Euro	Deutsche Bank	2,110,000	NOK	255,953	EUR	350,575	368,921	18,346
Norwegian Krone/European Euro	UBS Warburg	275,700	NOK	33,213	EUR	46,744	49,459	2,715
Norwegian Krone/European Euro	Morgan Stanley	158,780	NOK	19,134	EUR	25,959	27,495	1,536
Norwegian Krone/European Euro	UBS Warburg	50,000	NOK	6,010	EUR	8,045	8,549	504
Norwegian Krone/European Euro	Morgan Stanley	240,000	NOK	28,866	EUR	38,615	41,011	2,396
Norwegian Krone/European Euro	UBS Warburg	550,000	NOK	66,630	EUR	88,706	93,504	4,798
Norwegian Krone/European Euro	UBS Warburg	180,000	NOK	21,818	EUR	28,677	30,226	1,549
Norwegian Krone/European Euro	UBS Warburg	389,900	NOK	49,200	EUR	66,284	66,648	364
Norwegian Krone/European Euro	Deutsche Bank	779,000	NOK	97,969	EUR	132,042	133,239	1,197
Norwegian Krone/European Euro	UBS Warburg	545,000	NOK	68,522	EUR	92,378	93,244	866
Polish Zloty/European Euro	Deutsche Bank	700,000	PLN	172,393	EUR	236,220	239,428	3,208
Polish Zloty/European Euro	Deutsche Bank	233,000	PLN	58,594	EUR	79,136	77,980	(1,156)
Polish Zloty/European Euro	Barclays Bank	233,000	PLN	58,559	EUR	79,195	78,086	(1,109)
Polish Zloty/European Euro	Deutsche Bank	233,000	PLN	58,027	EUR	78,338	77,979	(359)
Polish Zloty/European Euro	Morgan Stanley	91,000	PLN	22,722	EUR	31,683	31,296	(387)
Swedish Krona/European Euro	Deutsche Bank	5,900,000	SEK	636,805	EUR	863,245	870,395	7,150
Swedish Krona/European Euro	Deutsche Bank	4,380,000	SEK	465,018	EUR	636,226	652,111	15,885

								$61,883

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Country	Percentage

Argentina	0.1%
Australia	2.9
Bermuda	0.3
Brazil	0.9
Canada	0.5
Cayman Islands	0.2
China	0.2
Denmark	0.3
Egypt	0.4
France	2.9
Germany	2.5
Hong Kong	0.6
Hungary	0.4
India	0.1
Indonesia	0.9
Iraq	0.1
Ireland (Republic of)	0.7
Isle of Man	0.1
Israel	1.2
Italy	0.5
Japan	1.2
Jersey	0.1
Lithuania	0.2
Luxembourg	0.2
Malaysia	2.5
Mexico	1.1
Netherlands	1.1
Norway	1.8
Philippines	0.4
Poland	2.0
Qatar	0.1
Republic of Korea (South)	4.0
Russian Federation	0.4
Singapore	0.6
South Africa	0.2
Spain	0.9
Sweden	1.8
Switzerland	3.9
Taiwan	0.2
Turkey	0.2
Ukraine	0.1
United Arab Emirates	0.1
United Kingdom	7.8
United States	53.3
Vietnam	— ^

100.0%

^	Represents less than 0.05%.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Franklin
Templeton
Founding
Strategy Plus
Fund

Assets:
Investment securities, at cost	$260,442,343

Investment securities, at value*	$274,539,215
Interest and dividends receivable	1,517,843
Foreign currency, at value (cost $789,224)	802,448
Unrealized appreciation on forward currency contracts	755,766
Receivable for capital shares issued	1,935,274
Receivable for expenses paid indirectly	11
Receivable for investments sold	1,993,434
Reclaims receivable	109,805
Prepaid expenses	804

Total Assets	281,654,600

Liabilities:
Unrealized depreciation on forward currency contracts	1,320,383
Payable for investments purchased	5,558,265
Payable upon return of securities loaned	12,161,232
Manager fees payable	158,490
Administration fees payable	11,159
Distribution fees payable	51,495
Custodian fees payable	40,016
Administrative and compliance services fees payable	1,443
Trustee fees payable	186
Other accrued liabilities	4,336

Total Liabilities	19,307,005

Net Assets	$262,347,595

Net Assets Consist of:
Capital	$242,694,625
Accumulated net investment income/(loss)	4,037,510
Accumulated net realized gains/(losses) from investment transactions	2,069,621
Net unrealized appreciation/(depreciation) on investments	13,545,839

Net Assets	$262,347,595

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,526,717
Net Asset Value (offering and redemption price per share)	$11.65

*	Includes securities on loan of $11,774,856.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Franklin
Templeton
Founding
Strategy Plus
Fund

Investment Income:
Interest	$2,393,701
Dividends	2,307,114
Income from securities lending	21,261
Foreign withholding tax	(137,875)

Total Investment Income	4,584,201

Expenses:
Manager fees	740,963
Administration fees	69,558
Distribution fees	264,629
Custodian fees	123,254
Administrative and compliance services fees	4,702
Trustee fees	7,698
Professional fees	8,426
Shareholder reports	3,673
Recoupment of prior expenses reimbursed by the Manager	42,024
Other expenses	5,294

Total expenses before reductions	1,270,221
Less expenses paid indirectly	(52)

Net expenses	1,270,169

Net Investment Income/(Loss)	3,314,032

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,309,624
Net realized gains/(losses) on forward currency contracts	(507,920)
Change in unrealized appreciation/(depreciation) on investments	5,752,614

Net Realized/Unrealized Gains/(Losses) on Investments	7,554,318

Change in Net Assets Resulting From Operations	$10,868,350

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Franklin Templeton Founding
	Strategy Plus Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,314,032	$2,779,155
Net realized gains/(losses) on investment transactions	1,801,704	1,339,311
Change in unrealized appreciation/(depreciation) on investments	5,752,614	6,730,645

Change in net assets resulting from operations	10,868,350	10,849,111

Dividends to Shareholders:
From net investment income	—	(2,445,181)
From net realized gains on investments	—	(682,907)

Change in net assets resulting from dividends to shareholders	—	(3,128,088)

Capital Transactions:
Proceeds from shares issued	100,040,475	96,087,006
Proceeds from dividends reinvested	—	3,128,088
Value of shares redeemed	(5,541,082)	(4,908,478)

Change in net assets resulting from capital transactions	94,499,393	94,306,616

Change in net assets	105,367,743	102,027,639
Net Assets:
Beginning of period	156,979,852	54,952,213

End of period	$262,347,595	$156,979,852

Accumulated net investment income/(loss)	$4,037,510	$723,478

Share Transactions:
Shares issued	8,730,100	9,082,863
Dividends reinvested	—	285,688
Shares redeemed	(491,662)	(467,930)

Change in shares	8,238,438	8,900,621

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months		October 23,
	Ended	Year Ended	2009 to
	June 30,	December 31,	December 31,
	2011	2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.99	$10.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13	0.20	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.53	0.82	0.21

Total from Investment Activities	0.66	1.02	0.25

Dividends to Shareholders From:
Net Investment Income	—	(0.18)	(0.05)
Net Realized Gains	—	(0.05)	—

Total Dividends	—	(0.23)	(0.05)

Net Asset Value, End of Period	$11.65	$10.99	$10.20

Total Return(b)(c)	6.01%	10.02%	2.45%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$262,348	$156,980	$54,952
Net Investment Income/(Loss)(d)	3.13%	3.13%	2.11%
Expenses Before Reductions(d)(e)	1.20%	1.25%	1.20%
Expenses Net of Reductions(d)	1.20%	1.19%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.20%	1.19%	N/A
Portfolio Turnover Rate(c)	7%	17%	2%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the reduced price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,132 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $50.5 million as of June 30, 2011. The monthly average amount for these contracts was $42.1 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Forward Exchange Contracts	Unrealized appreciation on forward currency contracts	$755,766	Unrealized depreciation on forward currency contracts	$1,320,383

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives).

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains (losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$(507,920)	$(571,061)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained three independent money management organizations (the “Subadviser”), Franklin Advisers, Inc. (“Advisers”), Franklin Mutual Advisers, LLC (“Franklin Mutual”) and Templeton Global Advisors Limited (“Global Advisors”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements between the Manager and Advisers, the Manager and Franklin Mutual, and the Manager and Global Advisors, and the Trust, Advisers, Franklin Mutual and Global Advisors provide investment advisory services as Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Franklin Templeton Founding Strategy Plus Fund	$509	$53,256

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,309 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized Level 2 in the fair valve hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$290,123	$829,443	$—	$1,119,566
Air Freight & Logistics	672,007	408,123	—	1,080,130
Airlines	—	622,858	—	622,858
Auto Components	—	523,197	—	523,197
Automobiles	511,870	2,026,695	—	2,538,565
Beverages	1,946,165	1,391,790	—	3,337,955
Capital Markets	1,450,658	744,385	—	2,195,043
Chemicals	—	943,328	—	943,328
Commercial Banks	3,257,396	4,056,043	—	7,313,439
Commercial Services & Supplies	—	307,352	—	307,352
Communications Equipment	2,192,406	288,623	—	2,481,029

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3	Total
Construction & Engineering	$—	$73,754	$—	$73,754
Construction Materials	—	836,608	—	836,608
Diversified Financial Services	3,749,028	2,053,871	63,483	5,866,382
Diversified Telecommunication Services	1,583,978	3,019,581	—	4,603,559
Electric Utilities	4,064,663	1,093,506	—	5,158,169
Electrical Equipment	—	613,583	—	613,583
Food & Staples Retailing	3,493,854	783,649	—	4,277,503
Food Products	2,012,057	1,502,656	—	3,514,713
Hotel, Restaurants, & Leisure	—	300,701	—	300,701
Household Durables	415,873	145,026	—	560,899
Industrial Conglomerates	1,781,073	2,233,281	—	4,014,354
Insurance	3,777,762	2,727,781	—	6,505,543
Life Sciences Tools & Services	—	242,692	—	242,692
Marine	224,802	759,393	—	984,195
Media	6,963,632	1,947,886	—	8,911,518
Metals & Mining	745,345	1,853,923	—	2,599,268
Multiline Retail	492,555	277,455	—	770,010
Office Electronics	1,277,370	212,805	—	1,490,175
Oil, Gas & Consumable Fuels	6,874,530	4,969,413	—	11,843,943
Pharmaceuticals	9,259,981	5,281,912	—	14,541,893
Professional Services	—	381,670	—	381,670
Real Estate Investment Trusts (REITs)	149,272	83,237	—	232,509
Real Estate Management & Development	60,791	611,091	—	671,882
Road & Rail	—	402,324	—	402,324
Semiconductors & Semiconductor Equipment	1,067,585	1,389,250	—	2,456,835
Software	3,665,397	1,102,929	—	4,768,326
Specialty Retail	285,776	774,140	—	1,059,916
Tobacco	2,577,408	3,068,369	—	5,645,777
Trading Companies & Distributors	—	369,888	—	369,888
Wireless Telecommunication Services	962,991	2,920,302	—	3,883,293
All Other Common Stocks+	20,496,834	—	—	20,496,834
Preferred Stocks:
Oil, Gas & Consumable Fuels	—	126,000	—	126,000
Real Estate Investment Trusts (REITs)	122,960	66,875	—	189,835
All Other Preferred Stocks+	677,956	—	—	677,956
Convertible Preferred Stocks
Oil, Gas & Consumable Fuels	—	573,562	—	573,562
All Other Convertible Preferred Stocks+	1,122,255	—	—	1,122,255
Convertible Bonds	—	850,486	—	850,486
Collateralized Mortgage Obligations	—	452,422	—	452,422
Corporate Bonds	—	27,711,597	—	27,711,597
Floating Rate Loans	—	2,989,192	—	2,989,192
Foreign Bonds	—	52,648,604	—	52,648,604
Municipal Bonds	—	484,901	—	484,901
Yankee Dollars	—	10,217,564	—	10,217,564
Right	17,947	—	—	17,947
U.S. Government Agency	—	5,720,000	—	5,720,000
Short-Term Investment	—	12,161,232	—	12,161,232
Unaffiliated Investment Company	18,054,484	—	—	18,054,484

Total Investment Securities	106,298,784	168,176,948	63,483	274,539,215

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:*
Forward Currency Contracts	—	(564,617)	—	(564,617)

Total Investments	$106,298,784	$167,612,331	$63,483	$273,974,598

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

As of June 30, 2011, the Fund held securities that were valued in good faith pursuant to procedures approved by the Board of Trustees and represented 0.0% of the net assets of the Fund. The inputs used to value the Canary Wharf Group plc common stock included a discount applied to the closing price of a similar security that held the majority of the Company’s shares. The Prime Infrastructure Group common stock was valued based on the terms of the merger transaction. The Prime ATET&D Holdings No. 1 Pty Limited common stock was valued at $0.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

			Change in
		Net realized	unrealized		Transfers in/
AZL Franklin Templeton	Balance as of	gains/	appreciation/		(out) of	Balance as of
Founding Strategy Plus Fund	December 31, 2010	(losses)	(depreciation)	Settlements	Level 3	June 30, 2011
Investment Securities:
Common Stocks:
Diversified Financial Services	$81,086	$—	$6,597	$—	$(24,200)	$63,483
Electric Utilities	53,349	(12,659)	—	(40,690)	—	—

Total Investment Securities	$134,435	$(12,659)	$(6,597)	$(40,690)	$(24,200)	$63,483

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Franklin Templeton Founding Strategy Plus Fund	$99,806,314	$13,109,840

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $260,633,852. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,356,969
Unrealized depreciation	(4,451,606)

Net unrealized appreciation	$13,905,363

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Franklin Templeton Founding Strategy Plus Fund	$3,104,374	$23,714	$3,128,088

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated		Total
	Ordinary	Long-Term	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Franklin Templeton Founding Strategy Plus Fund	$792,617	$131,016	$—	$7,860,987	$8,784,620

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Gateway Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Gateway Fund	$1,000.00	$1,024.70	$6.28	1.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Gateway Fund	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Gateway Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	2.7%
Air Freight & Logistics	0.9
Airlines	— ^
Auto Components	0.1
Automobiles	0.2
Beverages	2.4
Biotechnology	1.1
Capital Markets	2.1
Chemicals	2.4
Commercial Banks	2.5
Commercial Services & Supplies	0.6
Communications Equipment	1.9
Computers & Peripherals	3.5
Consumer Finance	0.5
Containers & Packaging	0.1
Distributors	0.3
Diversified Financial Services	3.9
Diversified Telecommunication Services	3.7
Electric Utilities	1.6
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	2.9
Food & Staples Retailing	1.5
Food Products	1.4
Gas Utilities	0.8
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	2.2
Health Care Technology	0.1
Hotels, Restaurants & Leisure	1.5
Household Durables	0.9
Household Products	1.6%
Industrial Conglomerates	2.5
Insurance	2.5
Internet & Catalog Retail	0.8
Internet Software & Services	2.0
IT Services	3.9
Leisure Equipment & Products	0.4
Machinery	3.7
Media	2.5
Metals & Mining	1.1
Multi-Utilities	1.8
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	9.5
Paper & Forest Products	0.4
Personal Products	0.2
Pharmaceuticals	6.4
Professional Services	0.1
Real Estate Investment Trusts (REITs)	1.9
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	2.6
Software	4.1
Specialty Retail	2.8
Thrifts & Mortgage Finance	0.3
Tobacco	2.0
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1
Purchased Put Options	0.5
Unaffiliated Investment Company	7.0

106.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks+ (99.3%):
Aerospace & Defense (2.7%):
3,010	Boeing Co. (The)	$222,529
970	Goodrich Corp.	92,635
2,865	Honeywell International, Inc.	170,725
2,535	Raytheon Co.	126,370
3,315	United Technologies Corp.	293,411

		905,670

Air Freight & Logistics (0.9%):
4,250	United Parcel Service, Inc., Class B	309,952

Airlines (0.0%):
300	AMR Corp.*	1,620

Auto Components (0.1%):
1,010	Cooper Tire & Rubber Co.	19,988

Automobiles (0.2%):
5,990	Ford Motor Co.*	82,602

Beverages (2.4%):
6,440	Coca-Cola Co. (The)	433,348
5,235	PepsiCo, Inc.	368,701

		802,049

Biotechnology (1.1%):
2,715	Amgen, Inc.*	158,420
790	Biogen Idec, Inc.*	84,467
140	Cephalon, Inc.*	11,186
2,030	Gilead Sciences, Inc.*	84,062
410	Human Genome Sciences, Inc.*	10,061
1,850	PDL BioPharma, Inc.	10,860

		359,056

Capital Markets (2.1%):
5,550	Charles Schwab Corp. (The)	91,298
2,375	Eaton Vance Corp.	71,796
1,570	Goldman Sachs Group, Inc. (The)	208,951
4,205	Legg Mason, Inc.	137,756
6,530	Morgan Stanley	150,255
450	TD Ameritrade Holding Corp.	8,780
1,235	Waddell & Reed Financial, Inc., Class A	44,892

		713,728

Chemicals (2.4%):
6,200	Dow Chemical Co. (The)	223,200
5,160	E.I. du Pont de Nemours & Co.	278,898
1,405	Eastman Chemical Co.	143,408
240	Lubrizol Corp.	32,225
290	Monsanto Co.	21,037
2,610	Olin Corp.	59,142
1,980	RPM International, Inc.	45,580

		803,490

Commercial Banks (2.5%):
1,040	Associated Banc-Corp.	14,456
810	FirstMerit Corp.	13,373
1,080	Old National Bancorp	11,664
70	Toronto-Dominion Bank	5,943
8,225	U.S. Bancorp	209,820
20,505	Wells Fargo & Co.	575,370

		830,626

Commercial Services & Supplies (0.6%):
1,945	Avery Dennison Corp.	75,135
460	Deluxe Corp.	11,367
1,600	R.R. Donnelley & Sons Co.	31,376
2,705	Waste Management, Inc.	100,815

		218,693

Communications Equipment (1.9%):
14,120	Cisco Systems, Inc.	220,413
1,213	Motorola Mobility Holdings, Inc.*	26,735
1,379	Motorola Solutions, Inc.*	63,489
220	Plantronics, Inc.	8,037
5,990	QUALCOMM, Inc.	340,172

		658,846

Computers & Peripherals (3.5%):
2,585	Apple, Inc.*	867,707
2,640	Dell, Inc.*	44,009
800	EMC Corp.*	22,040
6,935	Hewlett-Packard Co.	252,434

		1,186,190

Consumer Finance (0.5%):
1,650	American Express Co.	85,305
3,700	Discover Financial Services	98,975

		184,280

Containers & Packaging (0.1%):
710	Sonoco Products Co.	25,233

Distributors (0.3%):
1,825	Genuine Parts Co.	99,280

Diversified Financial Services (3.9%):
22,615	Bank of America Corp.	247,860
6,208	Citigroup, Inc.	258,501
465	CME Group, Inc.	135,589
15,760	JPMorgan Chase & Co.	645,215
1,045	NYSE Euronext	35,812

		1,322,977

Diversified Telecommunication Services (3.7%):
22,935	AT&T, Inc.	720,388
8,454	Frontier Communications Corp.	68,224
12,525	Verizon Communications, Inc.	466,306

		1,254,918

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Electric Utilities (1.6%):
12,565	Duke Energy Corp.	$236,599
470	Hawaiian Electric Industries, Inc.	11,308
6,465	Pepco Holdings, Inc.	126,908
3,700	Progress Energy, Inc.	177,637

		552,452

Electrical Equipment (0.7%):
3,410	Emerson Electric Co.	191,812
610	Hubbell, Inc., Class B	39,620

		231,432

Electronic Equipment, Instruments & Components (0.6%):
6,890	Corning, Inc.	125,054
1,670	TE Connectivity, Ltd.	61,389

		186,443

Energy Equipment & Services (2.9%):
1,320	Baker Hughes, Inc.	95,779
375	CARBO Ceramics, Inc.	61,106
140	Diamond Offshore Drilling, Inc.	9,857
4,640	Halliburton Co.	236,640
3,045	Patterson-UTI Energy, Inc.	96,253
5,201	Schlumberger, Ltd.	449,366
770	Tidewater, Inc.	41,434

		990,435

Food & Staples Retailing (1.5%):
5,065	CVS Caremark Corp.	190,343
1,140	Supervalu, Inc.	10,727
5,840	Wal-Mart Stores, Inc.	310,338

		511,408

Food Products (1.4%):
4,980	ConAgra Foods, Inc.	128,534
7,300	Kraft Foods, Inc., Class A	257,179
4,715	Sara Lee Corp.	89,538

		475,251

Gas Utilities (0.8%):
1,220	National Fuel Gas Co.	88,816
500	NICOR, Inc.	27,370
1,590	ONEOK, Inc.	117,676
840	WGL Holdings, Inc.	32,331

		266,193

Health Care Equipment & Supplies (1.2%):
2,410	Baxter International, Inc.	143,853
3,150	Boston Scientific Corp.*	21,767
570	Covidien plc	30,341
240	Intuitive Surgical, Inc.*	89,306
3,365	Medtronic, Inc.	129,653

		414,920

Health Care Providers & Services (2.2%):
3,205	Aetna, Inc.	141,308
1,195	Coventry Health Care, Inc.*	43,582
500	HCA Holdings, Inc.*	16,500
1,980	Medco Health Solutions, Inc.*	111,910
5,020	UnitedHealth Group, Inc.	258,932
730	Universal Health Services, Inc., Class B	37,617
1,620	WellPoint, Inc.	127,607

		737,456

Health Care Technology (0.1%):
200	Quality Systems, Inc.	17,460

Hotels, Restaurants & Leisure (1.5%):
4,490	International Game Technology	78,934
150	Las Vegas Sands Corp.*	6,331
4,525	McDonald’s Corp.	381,548
370	Tim Hortons, Inc.	18,060
1,690	Wendy’s Co. (The)	8,568
140	Wynn Resorts, Ltd.	20,096

		513,537

Household Durables (0.9%):
3,650	Leggett & Platt, Inc.	88,987
3,605	Newell Rubbermaid, Inc.	56,887
450	Toll Brothers, Inc.*	9,333
1,405	Tupperware Brands Corp.	94,767
620	Whirlpool Corp.	50,418

		300,392

Household Products (1.6%):
1,170	Colgate-Palmolive Co.	102,270
1,145	Kimberly-Clark Corp.	76,211
5,895	Procter & Gamble Co. (The)	374,745

		553,226

Industrial Conglomerates (2.5%):
2,085	3M Co.	197,762
32,005	General Electric Co.	603,614
990	Tyco International, Ltd.	48,936

		850,312

Insurance (2.5%):
340	AEGON NV, Registered NYS, SP ADR*	2,312
1,110	AFLAC, Inc.	51,815
4,060	Allstate Corp. (The)	123,952
1,070	American International Group, Inc.*	31,372
600	Aon Corp.	30,780
1,860	Arthur J. Gallagher & Co.	53,084
650	Berkshire Hathaway, Inc., Class B*	50,304

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

2,805	Fidelity National Financial, Inc., Class A	$44,151
2,960	Lincoln National Corp.	84,331
2,465	Marsh & McLennan Cos., Inc.	76,883
570	Mercury General Corp.	22,509
3,230	Old Republic International Corp.	37,953
1,020	Principal Financial Group, Inc.	31,028
1,390	Travelers Cos., Inc. (The)	81,148
260	Unitrin, Inc.	7,714
4,555	XL Group plc	100,119

		829,455

Internet & Catalog Retail (0.8%):
1,295	Amazon.com, Inc.*	264,814

Internet Software & Services (2.0%):
1,560	Akamai Technologies, Inc.*	49,093
410	AOL, Inc.*	8,143
150	Baidu, Inc., SP ADR*	21,020
4,660	eBay, Inc.*	150,378
785	Google, Inc., Class A*	397,508
1,240	VeriSign, Inc.	41,490

		667,632

IT Services (3.9%):
4,030	Automatic Data Processing, Inc.	212,300
1,000	Broadridge Financial Solutions, Inc.	24,070
2,120	Cognizant Technology Solutions Corp., Class A*	155,481
1,620	Fidelity National Information Services, Inc.	49,880
3,325	International Business Machines Corp.	570,404
220	Lender Processing Services, Inc.	4,600
4,715	Paychex, Inc.	144,845
740	Visa, Inc., Class A	62,352
5,315	Western Union Co.	106,460

		1,330,392

Leisure Equipment & Products (0.4%):
2,450	Eastman Kodak Co.*	8,771
4,610	Mattel, Inc.	126,729

		135,500

Machinery (3.7%):
1,290	Caterpillar, Inc.	137,333
2,040	Cummins, Inc.	211,120
2,100	Deere & Co.	173,145
3,470	Eaton Corp.	178,532
1,275	Parker Hannifin Corp.	114,419
670	Pentair, Inc.	27,041
655	Snap-On, Inc.	40,924
1,085	SPX Corp.	89,686
2,690	Stanley Black & Decker, Inc.	193,815
1,230	Timken Co.	61,992

		1,228,007

Media (2.5%):
4,375	News Corp., Class B	79,100
2,165	Omnicom Group, Inc.	104,266
1,470	Time Warner Cable, Inc.	114,719
4,800	Time Warner, Inc.	174,576
450	Virgin Media, Inc.	13,468
9,620	Walt Disney Co. (The)	375,565

		861,694

Metals & Mining (1.1%):
8,725	Alcoa, Inc.	138,378
580	Companhia Siderurgica Nacional SA, SP ADR	7,227
1,120	Freeport-McMoRan Copper & Gold, Inc.	59,248
2,425	Gerdau SA, SP ADR	25,511
1,810	Nucor Corp.	74,608
1,150	Southern Copper Corp.	37,801
400	Steel Dynamics, Inc.	6,500
750	Worthington Industries, Inc.	17,325

		366,598

Multi-Utilities (1.8%):
3,930	Ameren Corp.	113,341
1,550	CenterPoint Energy, Inc.	29,993
3,415	Consolidated Edison, Inc.	181,815
1,755	Integrys Energy Group, Inc.	90,979
835	OGE Energy Corp.	42,017
4,860	Public Service Enterprise Group, Inc.	158,630

		616,775

Multiline Retail (1.0%):
2,715	J.C. Penney Co., Inc.	93,776
4,640	Macy’s, Inc.	135,674
2,470	Nordstrom, Inc.	115,942
10	Sears Holdings Corp.*	714

		346,106

Oil, Gas & Consumable Fuels (9.5%):
5,045	Chesapeake Energy Corp.	149,786
7,210	Chevron Corp.	741,476
390	CNOOC, Ltd., SP ADR	92,013
5,800	ConocoPhillips	436,102
1,320	Consol Energy, Inc.	63,994
14,290	Exxon Mobil Corp.	1,162,920
4,050	Occidental Petroleum Corp.	421,362
2,605	Southwestern Energy Co.*	111,702

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

770	Statoil ASA, SP ADR	$19,597
130	Total SA, SP ADR	7,519

		3,206,471

Paper & Forest Products (0.4%):
4,460	MeadWestvaco Corp.	148,563

Personal Products (0.2%):
2,990	Avon Products, Inc.	83,720

Pharmaceuticals (6.4%):
6,330	Abbott Laboratories	333,085
1,210	Bristol-Myers Squibb Co.	35,042
1,700	Eli Lilly & Co.	63,801
1,310	GlaxoSmithKline plc, SP ADR	56,199
8,000	Johnson & Johnson Co.	532,160
12,460	Merck & Co., Inc.	439,713
33,335	Pfizer, Inc.	686,701

		2,146,701

Professional Services (0.1%):
440	Dun & Bradstreet Corp.	33,238

Real Estate Investment Trusts (REITs) (1.9%):
5,600	Annaly Capital Management, Inc.	101,024
6,780	Duke Realty Corp.	94,988
290	Hatteras Financial Corp.	8,187
770	Healthcare Realty Trust, Inc.	15,885
4,290	Liberty Property Trust	139,768
2,725	Mack-Cali Realty Corp.	89,762
3,100	Nationwide Health Properties, Inc.	128,371
2,845	Senior Housing Properties Trust	66,601

		644,586

Road & Rail (0.7%):
8,375	CSX Corp.	219,592

Semiconductors & Semiconductor Equipment (2.6%):
4,570	Advanced Micro Devices, Inc.*	31,944
360	Altera Corp.	16,686
1,690	Analog Devices, Inc.	66,147
860	Applied Materials, Inc.	11,189
70	First Solar, Inc.*	9,259
16,765	Intel Corp.	371,512
1,725	Linear Technology Corp.	56,959
300	Maxim Integrated Products, Inc.	7,668
2,115	Microchip Technology, Inc.	80,180
2,110	National Semiconductor Corp.	51,927
2,375	NVIDIA Corp.*	37,846
3,290	Texas Instruments, Inc.	108,011
1,260	Xilinx, Inc.	45,952

		895,280

Software (4.1%):
3,550	Activision Blizzard, Inc.	41,464
2,035	Adobe Systems, Inc.*	64,001
1,660	Autodesk, Inc.*	64,076
26,785	Microsoft Corp.	696,410
13,975	Oracle Corp.	459,917
2,270	Symantec Corp.*	44,764

		1,370,632

Specialty Retail (2.8%):
1,230	Abercrombie & Fitch Co., Class A	82,312
2,540	American Eagle Outfitters, Inc.	32,385
1,375	Best Buy Co., Inc.	43,189
1,170	Foot Locker, Inc.	27,799
1,455	Gap, Inc. (The)	26,335
7,825	Home Depot, Inc.	283,421
3,160	Limited Brands, Inc.	121,502
5,200	Lowe’s Cos., Inc.	121,212
2,790	RadioShack Corp.	37,135
1,930	Tiffany & Co.	151,544
470	TJX Cos., Inc.	24,689
		951,523

Thrifts & Mortgage Finance (0.3%):
894	Capitol Federal Financial, Inc.	10,513
5,955	New York Community Bancorp, Inc.	89,266

		99,779

Tobacco (2.0%):
8,380	Altria Group, Inc.	221,316
5,245	Philip Morris International, Inc.	350,209
2,190	Reynolds American, Inc.	81,139
1,059	Vector Group, Ltd.	18,840

		671,504

Trading Companies & Distributors (0.1%):
805	GATX Corp.	29,882

Wireless Telecommunication Services (0.1%):
1,150	Clearwire Corp., Class A*	4,347
1,520	Vodafone Group plc, SP ADR	40,614
		44,961

Total Common Stocks (Cost $31,662,925)		33,573,520

Purchased Put Options (0.5%):
23	On S&P 500 Index, Strike @ 1200 Exp. 7/16/11	1,783
32	On S&P 500 Index, Strike @ 1175 Exp. 7/16/11	1,680
31	On S&P 500 Index, Strike @ 1225 Exp. 8/20/11	24,490
34	On S&P 500 Index, Strike @ 1200 Exp. 8/20/11	19,380

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Shares or		Fair
Contracts		Value
Purchased Options, continued

45	On S&P 500 Index, Strike @ 1175 Exp. 8/20/11	$18,900
52	On S&P 500 Index, Strike @ 1200 Exp. 9/17/11	56,940
35	On S&P 500 Index, Strike @ 1175 Exp. 9/17/11	29,400

Total Purchased Options (Cost $308,210)		152,573

Unaffiliated Investment Company (7.0%):
2,376,676	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,376,676

Total Unaffiliated Investment Company (Cost $2,376,676)		2,376,676

Total Investment Securities (Cost $34,347,811)(b) — 106.8%		36,102,769
Net other assets (liabilities) — (6.8)%		(2,298,647)

Net Assets — 100.0%		$33,804,122

Percentages indicated are based on net assets as of June 30, 2011.

NYS—New York Shares

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

+	The $33,573,520 value of common stocks covers outstanding call options written.

(a)	The rate represents the effective yield at June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Written Call Options (-3.2%)

Contracts		Fair Value
(32)	On S&P 500 Index, Strike @ 1265 Exp 7/16/11	$(184,160)
(32)	On S&P 500 Index, Strike @ 1275 Exp 7/16/11	(154,880)
(30)	On S&P 500 Index, Strike @ 1300 Exp 7/16/11	(81,900)
(33)	On S&P 500 Index, Strike @ 1325 Exp 7/16/11	(35,970)
(33)	On S&P 500 Index, Strike @ 1275 Exp 8/20/11	(191,235)
(33)	On S&P 500 Index, Strike @ 1285 Exp 8/20/11	(165,825)
(31)	On S&P 500 Index, Strike @ 1300 Exp 8/20/11	(122,605)
(28)	On S&P 500 Index, Strike @ 1300 Exp 9/17/11	(132,580)

Total Written Call Options (Premiums received $(881,560))		$(1,069,155)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
Gateway
Fund

Assets:
Investment securities, at cost	$34,347,811

Investment securities, at value	$36,102,769
Dividends receivable	51,782
Receivable for capital shares issued	62,836
Receivable for investments sold	11,545
Reclaims receivable	94
Prepaid expenses	62

Total Assets	36,229,088

Liabilities:
Written options (Premiums received $881,560)	1,069,155
Payable for investments purchased	1,319,207
Payable for capital shares redeemed	138
Manager fees payable	22,329
Administration fees payable	1,550
Distribution fees payable	6,545
Custodian fees payable	2,860
Administrative and compliance services fees payable	173
Trustee fees payable	22
Other accrued liabilities	2,987

Total Liabilities	2,424,966

Net Assets	$33,804,122

Net Assets Consist of:
Capital	$33,201,345
Accumulated net investment income/(loss)	155,139
Accumulated net realized gains/(losses) from investment transactions	(1,119,725)
Net unrealized appreciation/(depreciation) on investments	1,567,363

Net Assets	$33,804,122

Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,257,375
Net Asset Value (offering and redemption price per share)	$10.38

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
Gateway
Fund

Investment Income:
Dividends	$311,995
Foreign withholding tax	(24)

Total Investment Income	311,971

Expenses:
Manager fees	101,857
Administration fees	9,411
Distribution fees	31,830
Custodian fees	10,884
Administrative and compliance services fees	688
Trustee fees	1,105
Professional fees	1,195
Shareholder reports	502
Recoupment of prior expenses reimbursed by the Manager	1,219
Other expenses	465

Total expenses	159,156

Net Investment Income/(Loss)	152,815

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(244,012)
Net realized gains/(losses) on options contracts	(391,275)
Change in unrealized appreciation/(depreciation) on investments	922,268

Net Realized/Unrealized Gains/(Losses) on Investments	286,981

Change in Net Assets Resulting From Operations	$439,796

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

	AZL Gateway Fund
	For the Six	April 30, 2010
	Months Ended	to
	June 30,	December 31,
	2011	2010(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$152,815	$101,692
Net realized gains/(losses) on investment transactions	(635,287)	(484,438)
Change in unrealized appreciation/(depreciation) on investments	922,268	645,095

Change in net assets resulting from operations	439,796	262,349

Dividends to Shareholders:
From net investment income	—	(107,605)

Change in net assets resulting from dividends to shareholders	—	(107,605)

Capital Transactions:
Proceeds from shares issued	24,873,084	20,729,615
Proceeds from dividends reinvested	—	107,605
Value of shares redeemed	(7,725,973)	(4,774,749)

Change in net assets resulting from capital transactions	17,147,111	16,062,471

Change in net assets	17,586,907	16,217,215
Net Assets:
Beginning of period	16,217,215	—

End of period	$33,804,122	$16,217,215

Accumulated net investment income/(loss)	$155,139	$2,324

Share Transactions:
Shares issued	2,410,434	2,076,896
Dividends reinvested	—	10,622
Shares redeemed	(753,876)	(486,701)

Change in shares	1,656,558	1,600,817

(a)	Period from commencement of operations.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	April 30, 2010
	Ended	to
	June 30,	December 31,
	2011	2010(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.13	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.20	0.13

Total from Investment Activities	0.25	0.20

Dividends to Shareholders From:
Net Investment Income	—	(0.07)

Total Dividends	—	(0.07)

Net Asset Value, End of Period	$10.38	$10.13

Total Return(b)(c)	2.47%	1.98%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$33,804	$16,217
Net Investment Income/(Loss)(d)	1.20%	1.38%
Expenses Before Reductions(d)(e)	1.25%	1.59%
Expenses Net of Reductions(d)	1.25%	1.25%
Portfolio Turnover Rate(c)	82%	28%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Gateway Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”). During the period ended June 30, 2011, the Fund did not participate in the security lending program.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Options Contracts

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended June 30, 2011, written index call options and purchased index put options were used in accordance with this objective.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2011:

	Number of
	Contracts	Cost
Options outstanding at December 31, 2010	128	$143,344
Options purchased	659	745,525
Options expired	(124)	(100,243)
Options closed	(411)	(480,416)

Options outstanding at June 30, 2011	252	$308,210

The Fund had the following transactions in written call and put options during the period ended June 30, 2011:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2010	(128)	$(478,370)
Options purchased	(925)	(3,165,572)
Options expired	—	—
Options closed	801	2,761,382

Options outstanding at June 30, 2011	(252)	$(882,560)

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*

Equity Contracts	Investment securities, at value (purchased options)	$152,573	Written options	$1,069,155

*	Total Fair Value is presented by Primary Risk Exposure.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on options contracts/change in unrealized appreciation/(depreciation) on investments	$(391,275)	$(378,812)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Expires 12/31/2013
AZL Gateway Fund	$25,000

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $150 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$33,573,520	$—	$—	$33,573,520
Purchased Put Options	152,573	—	—	152,573
Unaffiliated Investment Company	2,376,676	—	—	2,376,676

Total Investment Securities	36,102,769	—	—	36,102,769

Written Call Options	(1,069,155)	—	—	(1,069,155)

Total Investments	$35,033,614	$—	$—	$35,033,614

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Gateway Fund	$20,318,454	$91,288,960

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $34,533,291. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,476,909
Unrealized depreciation	(907,431)

Net unrealized appreciation	$1,569,478

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Expires
12/31/2018
AZL Gateway Fund	$10,238

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $550,174 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

			Net
	Ordinary	Return of	Long-Term	Total
	Income	Capital	Capital Gains	Distributions(a)
AZL Gateway Fund	$105,722	$1,883	$—	$107,605

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Gateway Fund	$—	$(560,412)	$723,393	$162,981

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® International Index Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL International Index Fund	$1,000.00	$1,052.20	$3.66	0.72%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio**
	Account Value	Account Value	During Period*	During Period
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL International Index Fund	$1,000.00	$1,021.22	$3.61	0.72%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL International Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	0.6%
Air Freight & Logistics	0.3
Airlines	0.2
Auto Components	0.8
Automobiles	3.7
Beverages	1.9
Biotechnology	0.2
Building Products	0.6
Capital Markets	1.6
Chemicals	3.7
Commercial Banks	12.2
Commercial Services & Supplies	0.5
Communications Equipment	0.7
Computers & Peripherals	0.3
Construction & Engineering	0.8
Construction Materials	0.6
Consumer Finance	0.1
Containers & Packaging	0.2
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Financial Services	1.7
Diversified Telecommunication Services	3.4
Electric Utilities	2.9
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	0.8
Food & Staples Retailing	2.2
Food Products	3.6
Gas Utilities	0.5
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.2
Hotels, Restaurants & Leisure	0.9
Household Durables	0.8
Household Products	0.6
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	1.7
Insurance	4.2
Internet & Catalog Retail	0.1
Internet Software & Services	0.1
IT Services	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.1
Machinery	2.9
Marine	0.6
Media	1.5
Metals & Mining	6.5
Multi-Utilities	1.0
Multiline Retail	0.4
Office Electronics	0.6
Oil, Gas & Consumable Fuels	7.0
Paper & Forest Products	0.2
Personal Products	0.4
Pharmaceuticals	7.2
Professional Services	0.5
Real Estate Investment Trusts (REITs)	1.4
Real Estate Management & Development	1.7
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	0.6
Software	0.9
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	1.2
Tobacco	1.2
Trading Companies & Distributors	1.1
Transportation Infrastructure	0.4
Water Utilities	0.1
Wireless Telecommunication Services	2.0
Short-Term Investment	3.5
Unaffiliated Investment Company	0.7

102.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Aerospace & Defense (0.6%):
110,527	BAE Systems plc	$564,931
38,076	Cobham plc	129,195
817	Elbit Systems, Ltd.	38,876
13,236	European Aeronautic Defence & Space Co. NV	442,979
13,072	Finmeccanica SpA	158,181
5,828,160	Rolls-Royce Group plc*(a)	—
60,689	Rolls-Royce Holdings plc*	628,188
5,331	Safran SA	227,662
50,000	Singapore Technologies Engineering, Ltd.	122,994
3,138	Thales SA	135,286

		2,448,292

Air Freight & Logistics (0.3%):
27,449	Deutsche Post AG	527,064
57,000	Global Logistic Properties, Ltd.*	95,768
11,603	TNT Express NV*	120,327
11,114	TNT NV	94,292
21,014	Toll Holdings, Ltd.	109,739
12,800	YAMATO HOLDINGS Co., Ltd.	201,085

		1,148,275

Airlines (0.2%):
4,279	Air France-KLM*	65,681
29,000	All Nippon Airways Co., Ltd.^	94,825
41,000	Cathay Pacific Airways, Ltd.	95,575
7,642	Deutsche Lufthansa AG, Registered Shares	166,423
29,854	International Consolidated Airlines Group SA*	121,047
33,488	Qantas Airways, Ltd.*	66,365
1,400	Ryanair Holdings plc, SP ADR	41,076
17,000	Singapore Airlines, Ltd.	196,571

		847,563

Auto Components (0.8%):
6,300	AISIN SEIKI Co., Ltd.	243,996
21,100	Bridgestone Corp.^	485,698
5,447	Compagnie Generale DES Establissements Michelin SCA*(a)(b)	—
5,725	Compagnie Generale DES Establissements Michelin SCA, Class B	559,869
2,626	Continental AG*	275,684
15,800	DENSO Corp.	586,742
3,000	Koito Manufacturing Co., Ltd.	52,491
5,000	NGK Spark Plug Co., Ltd.	69,060
5,000	NHK SPRING Co., Ltd.	51,180
3,200	NOK Corp.	54,768
3,508	Nokian Renkaat OYJ	175,821
7,275	Pirelli & C. SpA	78,602
4,600	Stanley Electric Co., Ltd.	80,498
5,500	Sumitomo Rubber Industries, Ltd.	66,605
2,100	Toyoda Gosei Co., Ltd.	47,629
2,100	Toyota Boshoku Corp.	34,803
5,900	Toyota Industries Corp.	194,392

		3,057,838

Automobiles (3.7%):
10,734	Bayerische Motoren Werke AG (BMW)	1,069,487
1,730	Bayerische Motoren Werke AG (BMW), Preferred Shares	109,953
6,000	Daihatsu Motor Co., Ltd.	102,270
29,366	Daimler AG, Registered Shares	2,209,868
24,783	Fiat Industrial SpA*	320,353
24,579	Fiat SpA	269,814
20,000	Fuji Heavy Industries, Ltd.	155,428
52,800	Honda Motor Co.^	2,035,481
39,000	Isuzu Motors, Ltd.	184,849
51,000	Mazda Motor Corp.	134,538
130,000	Mitsubishi Motors Corp.*	159,143
80,600	Nissan Motor Co., Ltd.	846,238
4,963	Porsche Automobil Holding SE, Preferred Shares	393,631
4,876	PSA Peugeot Citroen SA	218,274
6,230	Renault SA	368,811
10,800	Suzuki Motor Corp.	243,427
89,400	Toyota Motor Corp.	3,764,692
962	Volkswagen AG	176,726
4,688	Volkswagen AG, Preferred Shares	966,442
8,800	Yamaha Motor Co., Ltd.*	161,657

		13,891,082

Beverages (1.9%):
26,019	Anheuser-Busch InBev NV	1,508,548
12,400	Asahi Breweries, Ltd.^	249,902
3,467	Carlsberg A/S, Class B	377,308
18,049	Coca-Cola Amatil, Ltd.	221,416
5,858	Coca-Cola Hellenic Bottling Co. SA	156,966
1,900	Coca-Cola West Co., Ltd.	36,437
81,178	Diageo plc	1,658,379
62,732	Foster’s Group, Ltd.	347,200
3,783	Heineken Holding NV	193,567
8,421	Heineken NV	506,442
26,000	Kirin Holdings Co., Ltd.^	363,579

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Beverages, continued

6,424	Pernod Ricard SA^	$633,159
30,865	SABMiller plc	1,125,110

		7,378,013

Biotechnology (0.2%):
3,469	Actelion, Ltd., Registered Shares	170,865
17,555	CSL, Ltd.	622,095
4,273	Grifols SA	85,732

		878,692

Building Products (0.6%):
32,000	Asahi Glass Co., Ltd.^	373,720
10,266	Assa Abloy AB, Class B	276,024
12,906	Compagnie de Saint-Gobain	835,720
7,700	Daikin Industries, Ltd.	272,939
1,273	Geberit AG, Registered Shares	301,716
8,500	JS Group Corp.	219,075
29,000	Nippon Sheet Glass Co., Ltd.	90,052
9,000	TOTO, Ltd.	69,999

		2,439,245

Capital Markets (1.6%):
31,040	3i Group plc	139,999
36,532	Credit Suisse Group AG, Registered Shares	1,420,359
55,300	Daiwa Securities Group, Inc.^	243,669
30,134	Deutsche Bank AG, Registered Shares	1,780,374
6,503	GAM Holding, Ltd.	106,737
18,042	ICAP plc	136,891
16,074	Investec plc	130,138
14,763	Investor AB, B Shares	338,398
6,595	Julius Baer Group, Ltd.	272,299
11,242	Macquarie Group, Ltd.	378,459
61,835	Man Group plc	234,919
12,127	MAp Group	43,602
16,292	Mediobanca SpA	165,020
17,000	Mizuho Securities Co., Ltd.	40,973
114,500	Nomura Holdings, Inc.	566,608
6,100	Ratos AB, B Shares	117,140
619	SBI Holdings, Inc.	57,449
3,459	Schroders plc	85,872

		6,258,906

Chemicals (3.7%):
9,212	Air Liquide SA	1,320,318
5,000	Air Water, Inc.	60,271
7,515	Akzo Nobel NV	474,014
1,745	Arkema	179,623
41,000	ASAHI KASEI Corp.	276,900
29,777	BASF SE	2,913,665
1,125	Brenntag AG^	130,755
9,000	Daicel Chemical Industries, Ltd.	59,618
16,000	Denki Kagaku Kogyo Kabushiki Kaisha	77,087
265	Givaudan SA, Registered Shares	280,451
3,700	Hitachi Chemical Co., Ltd.	73,643
52,119	Incitec Pivot, Ltd.	217,146
14,102	Israel Chemicals, Ltd.	225,163
7,067	Johnson Matthey plc	222,966
6,000	JSR Corp.	116,433
5,584	K+S AG	429,108
9,000	Kaneka Corp.	59,257
7,000	Kansai Paint Co., Ltd.	63,869
5,001	Koninklijke DSM NV	324,542
10,900	Kuraray Co., Ltd.	160,017
2,663	Lanxess AG	218,295
5,481	Linde AG	960,858
6,547	Makhteshim-Agan Industries, Ltd.*	36,621
44,000	Mitsubishi Chemical Holdings Corp.	312,184
12,000	Mitsubishi Gas Chemical Co., Inc.	88,065
28,000	Mitsui Chemicals, Inc.	102,304
5,500	Nitto Denko Corp.	279,429
1,525	Novozymes A/S, B Shares	248,146
11,785	Orica, Ltd.	341,700
13,300	Shin-Etsu Chemical Co., Ltd.	713,535
51,000	Showa Denko K.K	105,895
65	Sika AG-Bearer Shares	156,664
1,938	Solvay SA	299,419
50,000	SUMITOMO CHEMICAL Co., Ltd.	249,774
3,067	Syngenta AG	1,035,667
8,000	Taiyo Nippon Sanso Corp.	63,840
32,000	Teijin, Ltd.	141,231
48,000	TORAY INDUSTRIES, Inc.	355,302
18,000	Tosoh Corp.	72,361
34,000	Ube Industries, Ltd.	102,426
3,689	Umicore	201,048
530	Wacker Chemie AG	114,579
6,143	Yara International ASA	347,407

		14,211,596

Commercial Banks (12.2%):
17,178	Alpha Bank AE*	86,801
19,000	Aozora Bank, Ltd.	44,060
84,165	Australia & New Zealand Banking Group, Ltd.	1,987,233
22,080	Banca Carige SpA	50,028

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

135,283	Banca Monte dei Paschi di Siena SpA	$102,503
138,313	Banco Bilbao Vizcaya Argentaria SA^	1,620,946
99,169	Banco Comercial Portugues SA*	58,934
36,660	Banco de Sabadell SA^	151,503
18,221	Banco Espirito Santo SA^	67,871
55,601	Banco Popolare Societa Cooperativa	128,021
30,357	Banco Popular Espanol SA^	170,842
273,637	Banco Santander SA	3,157,000
33,472	Bank Hapoalim BM*	167,288
37,183	Bank Leumi Le	175,736
26,747	Bank of Cyprus Public Co., Ltd.	78,921
49,800	Bank of East Asia, Ltd. (The)	204,626
10,000	Bank of Kyoto, Ltd. (The)	92,127
39,000	Bank of Yokohama, Ltd. (The)	195,062
6,894	Bankinter SA	46,787
375,252	Barclays plc	1,544,373
11,743	Bendigo and Adelaide Bank, Ltd.	111,854
31,089	BNP Paribas SA	2,397,489
120,000	BOC Hong Kong Holdings, Ltd.	349,222
24,000	Chiba Bank, Ltd. (The)	150,495
5,000	Chugoku Bank, Ltd. (The)	61,835
101,030	Chuo Mitsui Trust Holdings, Inc.	352,521
116,092	Commerzbank AG*	499,153
50,218	Commonwealth Bank of Australia	2,825,720
29,640	Credit Agricole NA*(a)(b)	—
31,278	Credit Agricole SA	470,361
21,141	Danske Bank A/S*	392,680
56,000	DBS Group Holdings, Ltd.	670,462
20,422	Dexia SA*	63,536
31,871	DnB NOR ASA	444,514
9,480	EFG Eurobank Ergasias*	44,603
6,178	Erste Group Bank AG^	323,565
24,000	Fukuoka Financial Group, Inc.	100,379
12,000	Gunma Bank, Ltd. (The)	63,448
14,000	Hachijuni Bank, Ltd. (The)	78,715
24,800	Hang Seng Bank, Ltd.	396,641
16,000	Hiroshima Bank, Ltd. (The)^	69,833
43,000	Hokuhoku Financial Group, Inc.	85,387
574,067	HSBC Holdings plc	5,694,154
326,638	Intesa Sanpaolo	868,562
31,865	Intesa Sanpaolo	68,732
25,058	Israel Discount Bank*	49,475
8,000	Iyo Bank, Ltd. (The)	73,700
20,000	Joyo Bank, Ltd. (The)	84,158
5,155	KBC Groep NV	202,472
1,324,120	Lloyds Banking Group plc*	1,040,283
412,900	Mitsubishi UFJ Financial Group, Inc.	2,010,485
4,424	Mizrahi Tefahot Bank, Ltd.	47,062
665,119	Mizuho Financial Group, Inc.	1,096,729
54,000	Mizuho Trust & Banking Co., Ltd.^	47,905
70,337	National Australia Bank, Ltd.	1,940,176
30,987	National Bank of Greece SA*	222,613
26,681	Natixis*(a)(b)	—
28,659	Natixis	143,791
22,000	NISHI-NIPPON CITY BANK, Ltd. (The)	65,148
85,183	Nordea Bank AB	915,693
82,000	Oversea-Chinese Banking Corp., Ltd.	625,893
1,498	Raiffeisen International Bank-Holding AG^	77,092
61,687	Resona Holdings, Inc.	290,552
574,957	Royal Bank of Scotland Group plc*	356,348
19	Seven Bank, Ltd.	38,012
41,000	Shinsei Bank, Ltd.	40,784
19,000	Shizuoka Bank, Ltd. (The)	174,733
45,719	Skandinaviska Enskilda Banken AB, Class A	373,859
17,520	Societe Generale*(a)(b)	—
20,568	Societe Generale	1,218,962
76,127	Standard Chartered plc	2,000,123
43,569	Sumitomo Mitsui Financial Group, Inc.	1,341,127
6,000	Suruga Bank, Ltd.	52,153
18,897	Svenska Cellulosa AB, B Shares	266,186
15,895	Svenska Handelsbanken AB, A Shares	490,488
26,239	Swedbank AB, A Shares	440,873
26,639	UBI Banca — Unione di Banche Italiane SCPA	149,959
437,366	UniCredit SpA	924,984
39,000	United Overseas Bank, Ltd.	626,744
97,542	Westpac Banking Corp.	2,339,319

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

6,000	Wing Hang Bank, Ltd.	$65,749
7,000	Yamaguchi Financial Group, Inc.	65,379

		46,613,532

Commercial Services & Supplies (0.5%):
8,992	Aggreko plc	278,361
12,029	Babcock International Group plc	137,425
46,372	Brambles, Ltd.	360,178
18,000	Dai Nippon Printing Co., Ltd.	202,934
45,884	G4S plc	206,025
6,900	SECOM Co., Ltd.	331,430
9,690	Securitas AB, B Shares	102,592
15,729	Serco Group plc	139,376
967	Societe BIC SA	93,442
19,000	TOPPAN PRINTING Co., Ltd.^	147,367

		1,999,130

Communications Equipment (0.7%):
75,148	Alcatel-Lucent*	433,792
121,402	Nokia OYJ	784,001
97,633	Telefonaktiebolaget LM Ericsson, B Shares	1,404,744

		2,622,537

Computers & Peripherals (0.3%):
61,000	Fujitsu, Ltd.	348,704
85,000	NEC Corp.	194,654
4,100	Seiko Epson Corp.	71,061
130,000	Toshiba Corp.	688,147

		1,302,566

Construction & Engineering (0.8%):
4,533	ACS, Actividades de Construccion y Servicios SA^	213,757
22,074	Balfour Beatty plc	109,284
7,734	Bouygues SA	339,981
5,000	Chiyoda Corp.^	57,552
1,381	Eiffage SA	91,375
1,652	Fomento de Construcciones y Contratas SA	50,366
1,391	Hochtief AG	116,114
7,000	JGC Corp.	191,741
27,000	Kajima Corp.	77,500
4,000	Kinden Corp.	34,209
2,273	Koninklijke Boskalis Westminster NV	107,462
4,799	Leighton Holdings, Ltd.	107,735
21,000	Obayashi Corp.	91,594
19,000	Shimizu Corp.	79,067
12,707	Skanska AB, B Shares	227,510
35,000	TAISEI Corp.	80,245
14,409	Vinci SA	922,908

		2,898,400

Construction Materials (0.6%):
22,491	Boral, Ltd.	106,562
6,465	CIMPOR-Cimentos de Portugal SGPS SA	49,395
23,052	CRH plc	510,414
22,047	Fletcher Building, Ltd.	157,661
4,588	HeidelbergCement AG	292,441
7,952	Holcim, Ltd., Registered Shares	600,312
1,198	Imerys SA	84,355
13,886	James Hardie Industries SE*	87,856
6,500	Lafarge SA^	414,187

		2,303,183

Consumer Finance (0.1%):
2,400	Aeon Credit Service Co., Ltd.	32,773
5,100	Credit Saison Co., Ltd.	85,868
3,400	ORIX Corp.	330,813

		449,454

Containers & Packaging (0.2%):
39,983	Amcor, Ltd.	309,336
27,654	Rexam plc	169,847
4,900	Toyo Seikan Kaisha, Ltd.	82,342

		561,525

Distributors (0.1%):
3,000	Jardine Cycle & Carriage, Ltd.	105,466
182,000	Li & Fung, Ltd.	366,052

		471,518

Diversified Consumer Services (0.1%):
2,400	Benesse Holdings, Inc.	103,304
80,500	Sands China, Ltd.*	219,342

		322,646

Diversified Financial Services (1.7%):
5,649	ASX, Ltd.	184,726
74,028	BGP Holdings plc*(b)	—
27,548	Criteria Caixacorp SA^	192,145
6,342	Deutsche Boerse AG	481,263
10	Eurazeo*(a)(b)	—
955	Eurazeo	69,730
1,950	EXOR SpA	60,904
2,563	Groupe Bruxelles Lambert SA	227,808
33,200	Hong Kong Exchanges & Clearing, Ltd.	698,963
3,678	Industrivarden AB, C Shares	60,887

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services, continued

124,173	ING Groep NV*	$1,531,542
6,580	Kinnevik Investment AB, Class B	146,163
4,885	London Stock Exchange Group plc	83,126
1,880	Mitsubishi UFJ Lease & Finance Co., Ltd.	72,725
930	Pargesa Holding SA	86,170
4,395	Pohjola Bank plc	56,827
46,273	Resolution, Ltd.	218,318
27,000	Singapore Exchange, Ltd.	165,791
117,985	UBS AG, Registered Shares*	2,152,109

		6,489,197

Diversified Telecommunication Services (3.4%):
5,009	Belgacom SA	178,932
54,684	Bezeq The Israeli Telecommunication Corp., Ltd.	138,435
251,648	BT Group plc	816,129
91,061	Deutsche Telekom AG	1,428,143
4,626	Elisa OYJ	99,566
60,108	France Telecom SA^	1,278,557
8,245	Hellenic Telecommunications Organization SA	77,284
601	Iliad SA^	80,637
14,530	Inmarsat plc	129,684
50,980	Koninklijke KPN NV	740,967
15,476	Nippon Telegraph and Telephone Corp.	752,668
136,000	PCCW, Ltd.	58,745
22,212	Portugal Telecom SGPS SA, Registered Shares	219,936
258,000	Singapore Telecommunications, Ltd.	664,599
756	Swisscom AG, Registered Shares	346,569
11,701	TDC A/S*	106,957
10,277	Tele2 AB, B Shares	203,184
64,520	Telecom Corp. of New Zealand, Ltd.	130,848
304,225	Telecom Italia SpA	423,276
194,168	Telecom Italia SpA	225,948
133,170	Telefonica SA	3,256,173
10,683	Telekom Austria AG	136,252
24,153	Telenor ASA	395,776
70,181	TeliaSonera AB	515,042
142,068	Telstra Corp., Ltd.	441,052

		12,845,359

Electric Utilities (2.9%):
847	Acciona SA	89,892
16,000	Cheung Kong Infrastructure Holdings, Ltd.	83,337
22,300	Chubu Electric Power Co., Inc.	436,509
9,900	Chugoku Electric Power Co., Inc. (The)	171,771
63,000	CLP Holdings, Ltd.	558,876
10,720	Contact Energy, Ltd.	47,621
58,384	E.ON AG	1,657,221
60,876	EDP — Energias de Portugal SA	216,099
7,686	EDP Renovaveis SA*	50,700
7,833	Electricite de France	307,471
213,394	Enel SpA	1,393,692
14,516	Fortum OYJ	420,349
40,124	GDF Suez	1,468,251
5,700	Hokkaido Electric Power Co., Inc.	94,981
5,700	Hokuriku Electric Power Co.	109,032
45,500	Hongkong Electric Holdings, Ltd.	344,666
122,686	Iberdrola SA	1,091,787
24,300	Kansai Electric Power Co., Inc. (The)	485,099
13,300	Kyushu Electric Power Co., Inc.	239,867
2,130	Oesterreichische Elektrizitaetswirtschafts AG, Class A	92,846
3,575	Public Power Corp. SA	51,291
3,468	Red Electrica Corporacion SA^	209,539
30,202	Scottish & Southern Energy plc	675,425
5,900	Shikoku Electric Power Co., Inc.	134,042
47,823	SP AusNet	48,480
38,972	Terna — Rete Elettrica Nationale SpA^	181,079
14,300	Tohoku Electric Power Co., Inc.	206,359
47,000	Tokyo Electric Power Co., Inc. (The)	193,090

		11,059,372

Electrical Equipment (1.5%):
71,068	ABB, Ltd.	1,843,436
6,678	Alstom SA^	411,231
1,309	Bekaert NV	99,636

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electrical Equipment, continued

20,000	Fuji Electric Holdings Co., Ltd.	$62,533
20,000	Furukawa Electric Co., Ltd. (The)	83,491
11,000	GS Yuasa Corp.	73,505
6,473	Legrand SA	272,583
62,000	Mitsubishi Electric Corp.	720,181
6,710	Prysmian SpA	134,954
16,646	Renewable Energy Corp. A/S*^	28,617
7,935	Schneider Electric SA	1,325,570
24,500	Sumitomo Electric Industries, Ltd.	357,598
3,700	Ushio, Inc.	73,191
6,758	Vestas Wind Systems A/S*	157,130

		5,643,656

Electronic Equipment, Instruments & Components (1.2%):
9,300	Citizen Holdings Co., Ltd.	55,625
60,144	Foxconn International Holdings, Ltd.*	26,574
15,200	Fujifilm Holdings Corp.	473,868
2,100	Hamamatsu Photonics K.K.	90,828
1,000	HIROSE ELECTRIC Co., Ltd.	102,523
1,900	Hitachi High-Technologies Corp.	41,739
146,100	Hitachi, Ltd.	863,798
14,000	HOYA Corp.	310,368
4,100	IBIDEN Co., Ltd.	128,257
1,300	Keyence Corp.	368,762
4,900	KYOCERA Corp.	498,562
800	MABUCHI MOTOR Co., Ltd.	40,430
6,500	Murata Manufacturing Co., Ltd.	434,289
3,600	Nidec Corp.^	336,107
12,000	Nippon Electric Glass Co., Ltd.	153,753
6,700	Omron Corp.	186,261
8,000	Shimadzu Corp.	73,340
4,000	TDK Corp.	220,321
7,000	Yaskawa Electric Corp.	78,534
7,500	Yokogawa Electric Corp.*^	64,327

		4,548,266

Energy Equipment & Services (0.8%):
5,143	Aker Solutions ASA	103,020
10,618	AMEC plc	185,528
4,767	Compagnie Generale de Geophysique-Veritas*	175,584
56,833	Enel Green Power SpA	156,744
2,265	Fugro NV	163,301
8,456	Petrofac, Ltd.	205,452
8,647	Saipem SpA	446,383
5,561	SBM Offshore NV	147,087
10,084	Seadrill, Ltd.	355,173
8,971	Subsea 7 SA	229,614
3,193	Technip-Coflexip SA	341,992
15,306	Tenaris SA^	349,432
6,371	WorleyParsons, Ltd.	193,401

		3,052,711

Food & Staples Retailing (2.2%):
19,200	AEON Co., Ltd.	231,778
18,719	Carrefour SA*^	768,718
1,777	Casino Guichard-Perrachon SA	167,488
2,501	Colruyt SA	125,077
3,291	Delhaize Group	246,715
2,000	FamilyMart Co., Ltd.	73,529
39,368	J Sainsbury plc	208,104
7,018	Jeronimo Martins SGPS SA	134,803
2,089	Kesko OYJ, B Shares	97,224
38,636	Koninklijke Ahold NV	519,115
2,000	LAWSON, Inc.	105,060
23,829	Metcash, Ltd.	106,173
4,132	Metro AG	250,108
44,000	Olam International, Ltd.	97,870
24,400	Seven & I Holdings Co., Ltd.	656,528
260,863	Tesco plc	1,684,515
32,587	Wesfarmers, Ltd.	1,116,510
4,825	Wesfarmers, Ltd., Price Protected Shares	167,289
73,388	William Morrison Supermarkets plc	350,604
39,320	Woolworths, Ltd.	1,172,241

		8,279,449

Food Products (3.6%):
21,000	Ajinomoto Co., Inc.	249,771
2,742	Aryzta AG	146,974
11,588	Associated British Foods plc	201,395
18,905	Danone SA	1,410,429
220,382	Golden Agri-Resources, Ltd.	122,506
5,000	Kikkoman Corp.	52,637
30	Lindt & Spruengli AG	93,518
4	Lindt & Spruengli AG, Registered Shares	145,782
2,326	Meiji Holdings Co., Ltd.	98,038
112,338	Nestle SA	6,983,800
6,000	Nippon Meat Packers, Inc.	86,046
6,500	Nisshin Seifun Group, Inc.	81,228
2,000	Nissin Foods Holdings Co., Ltd.^	72,800
41,056	Parmalat SpA*	154,425
2,281	Suedzucker AG	81,046

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products, continued

3,000	Toyo Suisan Kaisha, Ltd.	$70,920
52,811	Unilever NV	1,729,900
41,609	Unilever plc	1,342,544
63,000	Wilmar International, Ltd.	278,609
3,000	Yakult Honsha Co., Ltd.	86,874
4,000	Yamazaki Baking Co., Ltd.	53,614

		13,542,856

Gas Utilities (0.5%):
5,725	Enagas^	138,810
10,661	Gas Natural SDG SA	223,492
153,940	Hong Kong & China Gas Co., Ltd.	350,293
63,000	Osaka Gas Co., Ltd.	239,341
52,412	Snam Rete Gas SpA	310,246
14,000	Toho Gas Co., Ltd.	75,846
83,000	Tokyo Gas Co., Ltd.	375,533

		1,713,561

Health Care Equipment & Supplies (0.8%):
1,868	Cochlear, Ltd.	144,160
709	Coloplast A/S, Class B	107,803
6,518	Essilor International SA Cie Generale d’Optique	528,616
3,686	Fresenius SE	384,682
6,659	Getinge AB, B Shares	178,797
7,100	Olympus Co., Ltd.	239,347
28,950	Smith & Nephew plc	308,809
1,549	Sonova Holding AG, Registered Shares	145,037
247	Straumann Holding AG, Registered Shares	59,634
2,117	Synthes, Inc.	372,896
2,300	Sysmex Corp.	86,529
5,500	Terumo Corp.	297,266
740	William Demant Holding A/S*	66,779

		2,920,355

Health Care Providers & Services (0.2%):
1,400	Alfresa Holdings Corp.	54,502
2,557	Celesio AG^	50,977
6,368	Fresenius Medical Care AG & Co. KGaA	476,056
5,100	Medipal Holdings Corp.	45,073
4,505	Ramsay Health Care, Ltd.	88,040
12,023	Sonic Healthcare, Ltd.	165,834
2,200	Suzuken Co., Ltd.	50,851

		931,333

Hotels, Restaurants & Leisure (0.9%):
4,749	Accor SA	212,612
3,743	Autogrill SpA	49,162
5,868	Carnival plc	227,400
61,315	Compass Group plc	591,368
14,915	Crown, Ltd.	143,176
21,461	Echo Entertainment Group, Ltd.*	94,582
4,958	Edenred	151,175
38,000	Galaxy Entertainment Group, Ltd.*^	82,366
198,757	Genting Singapore plc*	313,713
9,619	InterContinental Hotels Group plc	196,815
2,329	McDonald’s Holdings Co., Ltd.^	59,304
7,516	OPAP SA	117,424
1,600	Oriental Land Co., Ltd.	135,654
49,333	Shangri-La Asia, Ltd.	121,502
52,000	SJM Holdings, Ltd.	123,876
19,994	Sky City Entertainment Group, Ltd.	60,056
3,092	Sodexo	242,238
21,461	Tabcorp Holdings, Ltd.	76,002
42,786	Tatts Group, Ltd.	110,375
4,458	TUI AG*	48,317
16,760	Tui Travel plc	60,401
5,882	Whitbread plc	152,445
51,600	Wynn Macau, Ltd.	170,007

		3,539,970

Household Durables (0.8%):
8,000	Casio Computer Co., Ltd.	56,336
7,690	Electrolux AB, Series B	183,568
14,129	Husqvarna AB, B Shares	93,533
3,800	Makita Corp.	176,581
71,500	Panasonic Corp.	873,866
1,100	Rinnai Corp.	79,583
15,000	Sekisui Chemical Co., Ltd.	128,069
20,000	Sekisui House, Ltd.	186,020
33,000	Sharp Corp.	301,031
32,600	Sony Corp.	863,069

		2,941,656

Household Products (0.6%):
4,210	Henkel AG & Co. KGaA	241,264
5,775	Henkel AG & Co. KGaA	400,338
17,500	Kao Corp.	460,000
20,009	Reckitt Benckiser Group plc	1,104,589
3,800	Unicharm Corp.	166,095

		2,372,286

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Independent Power Producers & Energy Traders (0.1%):
3,800	Electric Power Development Co., Ltd.	$102,656
27,621	Iberdrola Renovables SA	121,997
50,336	International Power plc	259,862

		484,515

Industrial Conglomerates (1.7%):
30,000	Fraser and Neave, Ltd.	141,664
69,000	Hutchison Whampoa, Ltd.	748,116
46,200	Keppel Corp., Ltd.	418,132
31,966	Koninklijke Philips Electronics NV	820,294
39,500	NWS Holdings, Ltd.	52,930
24,555	Orkla ASA	233,472
33,000	SembCorp Industries, Ltd.	134,595
26,675	Siemens AG	3,662,204
12,961	Smiths Group plc	249,802
1,035	Wendel	127,174

		6,588,383

Insurance (4.2%):
6,360	Admiral Group plc	169,416
55,709	AEGON NV*	379,626
253,800	AIA Group, Ltd.*	883,344
14,716	Allianz SE, Registered Shares	2,055,852
91,622	AMP, Ltd.	482,380
37,853	Assicurazioni Generali SpA	798,172
56,412	AXA SA	1,280,637
1,540	Baloise Holding AG, Registered Shares	158,824
5,016	CNP Assurances	109,357
292	Dai-ichi Life Insurance Co., Ltd. (The)	408,926
3,167	Delta Lloyd NV	75,204
69,878	Fortis	189,468
6,301	Gjensidige Forsikring ASA	77,696
1,858	Hannover Rueckversicherung AG, Registered Shares	96,903
66,364	Insurance Australia Group, Ltd.	242,822
190,163	Legal & General Group plc	360,719
24,113	Mapfre SA^	89,427
18,511	MS&AD Insurance Group Holdings, Inc.	434,272
6,110	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	932,682
48,900	NKSJ Holdings, Inc.	322,695
176,836	Old Mutual plc	378,575
82,524	Prudential plc	953,542
34,094	QBE Insurance Group, Ltd.	632,812
113,361	RSA Insurance Group plc	245,199
13,616	Sampo OYJ, A Shares	439,577
5,491	SCOR SE	156,007
5,400	Sony Financial Holdings, Inc.	97,660
73,994	Standard Life plc	249,959
41,534	Suncorp-Metway, Ltd.	363,698
985	Swiss Life Holding AG, Registered Shares	161,542
11,416	Swiss Re, Ltd.*	641,225
9,568	T&D Holdings, Inc.	227,338
23,500	Tokio Marine Holdings, Inc.	660,337
798	Tryg A/S	46,016
1,259	Vienna Insurance Group Weiner Staeditische Versicherung AG	69,195
4,721	Zurich Financial Services AG	1,193,571

		16,064,675

Internet & Catalog Retail (0.1%):
3,300	DeNA Co., Ltd.	142,346
25,448	Home Retail Group plc	66,797
238	Rakuten, Inc.	246,714

		455,857

Internet Software & Services (0.1%):
2,900	Gree, Inc.^	63,564
3,588	United Internet AG, Registered Shares	75,408
467	Yahoo! Japan Corp.	160,798

		299,770

IT Services (0.2%):
1,587	Atos Origin SA	89,666
4,735	Cap Gemini SA	277,392
14,835	Computershare, Ltd.	141,191
3,211	Indra Sistemas SA^	66,402
900	Itochu Techno-Solutions Corp.	32,031
3,400	Nomura Research Institute, Ltd.^	74,432
40	NTT Data Corp.	132,953
500	Otsuka Corp.	31,169

		845,236

Leisure Equipment & Products (0.2%):
6,400	Namco Bandai Holdings, Inc.	77,057
11,100	Nikon Corp.	261,946
1,800	Sankyo Co., Ltd.	93,046
6,800	Sega Sammy Holdings, Inc.	131,730
2,400	Shimano, Inc.	131,995
5,200	Yamaha Corp.	59,143

		754,917

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Life Sciences Tools & Services (0.1%):
1,599	Lonza Group AG, Registered Shares	$125,182
7,663	QIAGEN NV*	146,887

		272,069

Machinery (2.9%):
10,782	Alfa Laval AB	232,442
11,000	AMADA Co., Ltd.	84,637
21,768	Atlas Copco AB, A Shares	573,266
12,777	Atlas Copco AB, B Shares	300,917
30,000	Cosco Corp., Ltd.	47,892
6,200	Fanuc, Ltd.	1,034,053
5,800	GEA Group AG	207,379
8,136	Hexagon AB, B Shares	200,449
9,000	Hino Motors, Ltd.	52,541
3,500	Hitachi Construction Machinery Co., Ltd.^	78,282
42,000	IHI Corp.	108,758
25,274	Invensys plc	130,569
10,000	Japan Steel Works, Ltd. (The)	68,818
7,300	JTEKT Corp.	107,272
46,000	Kawasaki Heavy Industries, Ltd.	183,515
30,800	Komatsu, Ltd.	958,466
4,977	Kone OYJ, B Shares	312,465
38,000	Kubota Corp.	338,410
3,800	Kurita Water Industries, Ltd.	113,480
3,370	MAN AG^	448,963
4,105	Metso Corp. OYJ	233,126
12,000	Minebea Co., Ltd.	63,968
98,000	Mitsubishi Heavy Industries, Ltd.	461,852
23,000	Mitsui Engineering & Shipbuilding Co., Ltd.	50,350
2,900	Nabtesco Corp.	70,325
8,000	NGK INSULATORS, Ltd.	149,181
14,000	NSK, Ltd.	139,648
17,000	NTN Corp.	96,756
32,686	Sandvik AB	573,341
10,149	Scania AB, B Shares	235,490
1,566	Schindler Holding AG	190,425
736	Schindler Holding AG, Registered Shares	89,407
26,000	SembCorp Marine, Ltd.	112,676
12,638	SKF AB, B Shares	365,804
1,700	SMC Corp.	306,342
756	Sulzer AG, Registered Shares	123,052
19,000	Sumitomo Heavy Industries, Ltd.	132,417
3,800	THK Co., Ltd.	96,749
3,542	Vallourec SA*(a)(b)	—
3,632	Vallourec SA	442,227
44,680	Volvo AB, B Shares	780,902
5,287	Wartsila Corp. OYJ	178,374
6,865	Weir Group plc (The)	234,333
61,250	Yangzijiang Shipbuilding Holdings, Ltd.	73,157
4,857	Zardoya Otis SA	71,522

		10,853,998

Marine (0.6%):
19	A.P. Moller — Maersk A/S, Class A	157,258
44	A.P. Moller — Maersk A/S, Class B	379,697
164,000	Hutchison Port Holdings Trust*	138,812
25,000	Kawasaki Kisen Kaisha, Ltd.	87,472
1,730	Kuehne & Nagel International AG, Registered Shares	262,651
37,000	Mitsui O.S.K. Lines, Ltd.	199,148
30,500	Neptune Orient Lines, Ltd.^	38,168
49,000	Nippon Yusen Kabushiki Kaisha	182,470
6,500	Orient Overseas International, Ltd.	42,103
10,344	Transocean, Ltd.	674,678

		2,162,457

Media (1.5%):
1,350	Axel Springer AG	66,669
36,990	British Sky Broadcasting Group plc	502,306
5,677	Dentsu, Inc.	167,802
3,312	Eutelsat Communications	148,952
72,665	Fairfax Media, Ltd.^	76,733
5,269	Gestevision Telecinco SA	45,774
710	Hakuhodo DY Holdings, Inc.	37,974
120,367	ITV plc*	137,999
2,147	JC Decaux SA*	68,771
64	Jupiter Telecommunications Co., Ltd.	71,580
2,270	Kabel Deutschland Holding AG*	139,555
3,720	Lagardere S.C.A.	157,162
1,846	M6 Metropole Television	42,708
23,799	Mediaset SpA	111,881
1,590	Modern Times Group MTG AB, B Shares	105,097
26,415	Pearson plc	500,288
3,982	Publicis Groupe^	222,263
21,965	Reed Elsevier NV	294,947
39,401	Reed Elsevier plc	358,272

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media, continued

2,360	Sanoma OYJ	$43,734
9,638	SES	270,347
50,000	Singapore Press Holdings, Ltd.^	158,960
3,812	Societe Television Francaise 1	69,391
3,500	Toho Co., Ltd.	58,245
40,113	Vivendi	1,115,362
9,696	Wolters Kluwer NV	214,834
40,969	WPP plc	512,829

		5,700,435

Metals & Mining (6.5%):
3,503	Acerinox SA^	63,846
80,643	Alumina, Ltd.	184,586
42,803	Anglo American plc	2,120,885
13,005	Antofagasta plc	290,946
27,831	ArcelorMittal	968,335
91,422	Aviva plc	643,611
70,746	BHP Billiton plc	2,772,487
104,118	BHP Billiton, Ltd.	4,919,835
63,433	BlueScope Steel, Ltd.	82,339
9,102	Boliden AB	168,318
10,000	Daido Steel Co., Ltd.	66,953
172	Eramet	56,963
8,143	Eurasian Natural Resource Corp.	102,129
40,357	Fortescue Metals Group, Ltd.	276,751
5,591	Fresnillo plc	125,998
27,465	Glencore International plc*	216,399
5,000	Hitachi Metals, Ltd.	70,702
13,752	Iluka Resources, Ltd.	249,423
14,900	JFE Holdings, Inc.	410,074
6,666	Kazakhmys plc	147,820
82,000	Kobe Steel, Ltd.	186,600
5,298	Lonmin plc	123,541
53,289	Lynas Corp., Ltd.*	102,440
1,400	Maruichi Steel Tube, Ltd.	34,687
35,000	Mitsubishi Materials Corp.	110,319
24,806	Newcrest Mining, Ltd.	1,006,659
167,000	Nippon Steel Corp.	542,054
20,000	Nisshin Steel Co., Ltd.	38,226
30,767	Norsk Hydro ASA	235,724
44,738	OneSteel, Ltd.	89,142
4,362	Outokumpu OYJ	57,733
10,680	OZ Minerals, Ltd.	152,466
2,898	Randgold Resources, Ltd.	243,631
2,544	Rautaruukki OYJ	57,472
46,899	Rio Tinto plc	3,386,014
14,127	Rio Tinto, Ltd.	1,262,755
1,362	Salzgitter AG	103,847
5,265	Sims Metal Management, Ltd.	100,745
5,068	SSAB AB, A Shares	75,791
17,000	Sumitomo Metal & Mining Co., Ltd.	279,123
110,000	Sumitomo Metal Industries, Ltd.	247,455
10,841	ThyssenKrupp AG	562,318
3,739	Vedanta Resources plc	125,755
3,570	Voestalpine AG^	197,045
67,279	Xstrata plc	1,483,524
1,400	YAMATO KOGYO Co., Ltd.	43,546

		24,787,012

Multi-Utilities (1.0%):
35,023	A2A SpA	54,519
14,870	AGL Energy, Ltd.	233,988
167,089	Centrica plc	866,899
8,266	GDF Suez*(a)(b)	—
113,727	National Grid plc	1,118,978
13,574	RWE AG	751,164
8,775	Suez Environnement Co.	174,873
22,570	United Utilities Group plc	216,818
10,804	Veolia Environnement*(a)(b)	—
11,324	Veolia Environnement	319,020

		3,736,259

Multiline Retail (0.4%):
15,679	Harvey Norman Holdings, Ltd.	41,955
11,800	Isetan Mitsukoshi Holdings, Ltd.	115,559
17,000	J. FRONT RETAILING Co., Ltd.	75,195
19,366	Lifestyle International Holdings, Ltd.	56,844
51,620	Marks & Spencer Group plc	299,378
6,600	MARUI GROUP Co., Ltd.	50,044
5,951	Next plc	222,213
2,488	Pinault Printemps Redoute	443,038
8,000	Takashimaya Co., Ltd.	55,187

		1,359,413

Office Electronics (0.6%):
7,400	Brother Industries, Ltd.	109,383
36,700	Canon, Inc.^	1,750,433
16,000	Konica Minolta Holdings, Inc.	133,525
1,030	Neopost SA^	88,477
21,000	Ricoh Co., Ltd.	233,027

		2,314,845

Oil, Gas & Consumable Fuels (7.0%):
109,837	BG Group plc	2,492,419
609,468	BP plc	4,489,853
45,594	Cairn Energy plc*	303,506

12

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

4,404	Caltex Australia, Ltd.	$55,712
21,000	Cosmo Oil Co., Ltd.	59,689
156	Delek Group, Ltd.	35,113
77,911	Eni SpA	1,846,792
11,172	Essar Energy, Ltd.*	73,347
7,391	Galp Energia SGPS SA, B Shares	176,299
700	Idemitsu Kosan Co., Ltd.	74,780
72	INPEX Corp.	531,656
76	Israel Corp., Ltd. (The)	83,191
900	Japan Petroleum Exploration Co., Ltd.	42,328
73,270	JX Holdings, Inc.	494,873
5,970	Macarthur Coal, Ltd.	70,557
3,843	Neste Oil OYJ	60,239
5,303	OMV AG	231,672
34,433	Origin Energy, Ltd.	585,399
3,076	Orion OYJ, Class B	79,259
25,726	Repsol YPF SA(b)	893,078
115,545	Royal Dutch Shell plc, A Shares	4,116,483
87,399	Royal Dutch Shell plc, B Shares	3,119,329
28,380	Santos, Ltd.	413,445
6,600	Showa Shell Sekiyu K.K.	61,259
36,179	StatoilHydro ASA	916,611
9,000	TonenGeneral Sekiyu K.K.^	110,684
68,559	Total SA	3,964,747
28,800	Tullow Oil plc	573,112
20,232	Woodside Petroleum, Ltd.	892,267

		26,847,699

Paper & Forest Products (0.2%):
1,860	Holmen AB, B Shares	58,011
3,267	Nippon Paper Group, Inc.^	72,685
29,000	Oji Paper Co., Ltd.	139,021
19,053	Stora Enso OYJ, R Shares	199,881
16,917	UPM-Kymmene OYJ	309,319

		778,917

Personal Products (0.4%):
3,255	Beiersdorf AG	211,201
7,770	L’Oreal SA	1,009,089
11,900	Shiseido Co., Ltd.	222,591

		1,442,881

Pharmaceuticals (7.2%):
14,400	Astellas Pharma, Inc.	556,912
45,102	AstraZeneca plc	2,251,666
26,810	Bayer AG	2,155,181
7,600	Chugai Pharmaceutical Co., Ltd.^	124,712
21,800	Daiichi Sankyo Co., Ltd.	426,484
5,700	Dainippon Sumitomo Pharma Co., Ltd.	54,221
8,100	Eisai Co., Ltd.	316,418
15,802	Elan Corp. plc*	181,059
168,160	GlaxoSmithKline plc	3,599,852
2,100	Hisamitsu Pharmaceutical Co., Inc.^	89,554
8,000	Kyowa Hakko Kogyo Co., Ltd.	76,324
2,101	Merck KGaA	228,289
1,700	Miraca Holdings, Inc.	68,982
7,500	Mitsubishi Tanabe Pharma Corp.	125,860
75,663	Novartis AG, Registered Shares	4,636,302
13,572	Novo Nordisk A/S, B Shares	1,701,797
2,800	Ono Pharmaceutical Co., Ltd.	149,497
8,200	Otsuka Holdings Co., Ltd.	217,419
22,777	Roche Holding AG	3,811,704
32,697	Sanofi-Aventis*(a)(b)	—
36,127	Sanofi-Aventis	2,903,353
2,300	Santen Pharmaceutical Co., Ltd.	93,514
9,900	Shionogi & Co., Ltd.	162,212
18,225	Shire plc	568,853
4,000	Taisho Pharmacuetical Co., Ltd.	90,197
25,600	Takeda Pharmacuetical Co., Ltd.	1,184,245
30,463	Teva Pharmaceutical Industries, Ltd.	1,469,065
1,900	Tsumura & Co.	60,804
3,326	UCB SA	149,435

		27,453,911

Professional Services (0.5%):
4,336	Adecco SA, Registered Shares	278,079
1,720	Bureau Veritas SA^	145,256
19,487	Capita Group plc	223,751
32,398	Experian plc	412,552
5,201	Intertek Group plc	164,674
3,754	Randstad Holding NV	173,476
180	SGS SA, Registered Shares	341,817

		1,739,605

Real Estate Investment Trusts (REITs) (1.4%):
61,000	Ascendas Real Estate Investment Trust	101,402
27,273	British Land Co. plc	266,362
62,000	CapitaMall Trust	94,585
41,606	CapitaMalls Asia, Ltd.	50,027

13

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued

59,797	CFS Retail Property Trust	$116,651
1,847	Corio NV	122,335
157,996	Dexus Property Group	149,469
926	Fonciere des Regions SA	98,088
690	Gecina SA	96,385
217,356	Goodman Group	164,455
56,792	GPT Group	192,897
22,464	Hammerson plc	173,476
779	Icade	96,048
24	Japan Prime Realty Investment Corp.	63,724
15	Japan Real Estate Investment Corp.	147,376
55	Japan Retail Fund Investment Corp.	84,915
3,288	Klepierre	135,669
24,957	Land Securities Group plc	341,194
17,391	Liberty International plc	111,495
72,500	Link REIT (The)	247,532
112,670	Mirvac Group	151,440
17	Nippon Building Fund, Inc.	165,954
10	Nomura Real Estate Office Fund, Inc.	66,443
24,149	SEGRO plc	120,959
77,873	Stockland	285,369
2,974	Unibail-Rodamco	687,202
71,108	Westfield Group	662,487
95,454	Westfield Retail Trust	277,808

		5,271,747

Real Estate Management & Development (1.7%):
2,400	AEON Mall Co., Ltd.	58,263
83,000	Capitaland, Ltd.	197,439
45,000	Cheung Kong Holdings, Ltd.	661,798
17,000	City Developments, Ltd.	144,558
2,300	Daito Trust Construction Co., Ltd.	195,370
15,000	Daiwa House Industry Co., Ltd.	188,891
29,000	Hang Lung Group, Ltd.	185,213
80,000	Hang Lung Properties, Ltd.	331,367
35,000	Henderson Land Development Co., Ltd.	226,459
20,000	Hopewell Holdings, Ltd.	63,613
22,000	Hysan Development Co., Ltd.	108,917
7,136	Immoeast AG*(a)(b)	—
30,362	Immofinanz Immobilien Anlagen AG*	129,394
24,000	Keppel Land, Ltd.	71,056
4,671	Kerry Group plc, Class A	193,126
23,000	Kerry Properties, Ltd.	111,308
17,324	Lend Lease Group	167,407
40,000	Mitsubishi Estate Co., Ltd.	702,324
27,000	Mitsui Fudosan Co., Ltd.	465,580
79,000	New World Development Co., Ltd.	120,006
2,900	Nomura Real Estate Holdings, Inc.	48,424
34	NTT Urban Development Corp.	29,237
82,000	Sino Land Co., Ltd.	132,583
11,000	Sumitomo Realty & Development Co., Ltd.	245,974
45,000	Sun Hung Kai Properties, Ltd.	656,749
23,500	Swire Pacific, Ltd., Class A	346,529
13,000	Tokyu Land Corp.	55,179
14,000	UOL Group, Ltd.	56,924
49,300	Wharf Holdings, Ltd. (The)	344,390
31,000	Wheelock & Co., Ltd.	125,428

		6,363,506

Road & Rail (0.8%):
97,049	Asciano Group	171,744
50	Central Japan Railway Co.	393,066
65,000	ComfortDelGro Corp., Ltd.	77,284
6,878	DSV A/S	165,064
11,013	East Japan Railway Co.	632,970
16,000	Keihin Electric Express Railway Co., Ltd.^	115,872
18,000	Keio Corp.	99,312
9,000	Keisei Electric Railway Co., Ltd.	53,302
54,000	Kintetsu Corp.^	173,343
46,500	MTR Corp., Ltd.	165,382
29,000	Nippon Express Co., Ltd.	117,612
21,000	Odakyu Electric Railway Co., Ltd.^	166,820
56,646	QR National, Ltd.*	205,749
34,000	Tobu Railway Co., Ltd.	143,278
38,000	Tokyu Corp.	158,192
5,500	West Japan Railway Co.	215,357

		3,054,347

Semiconductors & Semiconductor Equipment (0.6%):
4,900	Advantest Corp.^	90,117
43,600	ARM Holdings plc	412,285
6,400	ASM Pacific Technology, Ltd.	88,483
13,988	ASML Holding NV	515,297
6,200	Elpida Memory, Inc.*	73,004
35,225	Infineon Technologies AG	395,221
3,200	ROHM Co., Ltd.	183,383
20,874	STMicroelectronics NV	208,014

14

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

3,500	SUMCO Corp.*	$59,123
5,600	Tokyo Electron, Ltd.	305,557

		2,330,484

Software (0.9%):
7,762	Amadeus IT Holding SA, A Shares*	161,451
7,637	Autonomy Corp. plc*	209,206
1,887	Dassault Systemes SA	160,646
3,100	Konami Corp.^	73,566
3,200	Nintendo Co., Ltd.	602,739
1,200	Oracle Corp.	52,301
43,673	Sage Group plc (The)	202,476
29,830	SAP AG	1,803,983
1,900	Square Enix Holdings Co., Ltd.^	34,272
3,300	Trend Micro, Inc.	102,473

		3,403,113

Specialty Retail (0.8%):
900	ABC-Mart, Inc.	36,535
38,572	Esprit Holdings, Ltd.	120,157
1,700	Fast Retailing Co., Ltd.	275,310
33,147	Hennes & Mauritz AB, B Shares	1,142,810
7,072	Industria de Diseno Textil SA	645,722
77,041	Kingfisher plc	330,352
1,150	Nitori Co., Ltd.	109,299
700	Shimamura Co., Ltd.	66,951
660	USS Co., Ltd.	51,206
2,670	Yamada Denki Co., Ltd.	217,853

		2,996,195

Textiles, Apparel & Luxury Goods (1.2%):
6,791	Adidas AG	538,602
5,000	ASICS Corp.	74,682
13,933	Burberry Group plc	323,891
1,787	Christian Dior SA	281,154
16,923	Cie Financiere Richemont, Class A	1,108,496
3,757	Luxottica Group SpA	120,421
7,953	LVMH Moet Hennessy Louis Vuitton SA	1,431,204
1,884	Pandora A/S^	59,570
1,004	Swatch Group AG (The)	506,704
1,448	Swatch Group AG (The), Registered Shares	130,078
26,000	Yue Yuen Industrial Holdings, Ltd.	82,936

		4,657,738

Tobacco (1.2%):
64,736	British American Tobacco plc	2,837,150
33,014	Imperial Tobacco Group plc	1,097,488
146	Japan Tobacco, Inc.	563,553
7,073	Swedish Match AB, Class B	237,273

		4,735,464

Trading Companies & Distributors (1.1%):
11,067	Bunzl plc	138,528
48,900	ITOCHU Corp.	508,761
53,000	Marubeni Corp.	352,313
44,000	Mitsubishi Corp.	1,102,623
56,300	Mitsui & Co., Ltd.	973,783
124,090	Noble Group, Ltd.	199,830
22,158	Paladin Energy, Ltd.*	60,307
38,800	Sojitz Corp.	72,803
36,700	Sumitomo Corp.	500,317
6,700	Toyota Tsushu Corp.	114,849
9,302	Wolseley plc	303,335

		4,327,449

Transportation Infrastructure (0.4%):
12,105	Abertis Infraestructuras SA	270,406
1,092	Aeroports de Paris	102,704
10,344	Atlantia SpA	220,189
31,971	Auckland International Airport, Ltd.	59,034
12,390	Ferrovial SA	156,432
1,189	Fraport AG	95,594
17,202	Groupe Eurotunnel SA	192,318
8,000	Kamigumi Co., Ltd.	74,832
2,230	Koninklijke Vopak NV	109,265
4,000	Mitsubishi Logistics Corp.	44,927
42,987	Transurban Group	241,988

		1,567,689

Water Utilities (0.1%):
7,882	Severn Trent plc	186,070

Wireless Telecommunication Services (2.0%):
1,935	Cellcom Israel, Ltd.	53,885
95	KDDI Corp.	683,662
2,465	Millicom International Cellular SA, SDR^	257,282

Shares or
Principal		Fair
Amount		Value
948	Mobistar SA	$71,975
1,843	NICE Systems, Ltd.*	66,858
497	NTT DoCoMo, Inc.	886,785
2,742	Partner Communications Co., Ltd.	41,151
28,000	SOFTBANK Corp.	1,060,691

15

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued

18,202	StarHub, Ltd.	$41,368
1,678,692	Vodafone Group plc	4,460,644

		7,624,301

Total Common Stocks (Cost $322,208,950)		373,444,977

Preferred Stocks (0.0%):
Media (0.0%):
2,663	ProSiebenSat.1 Media AG, Preferred Shares	75,484

Multi-Utilities (0.0%):
1,318	RWE AG	67,184

Total Preferred Stocks (Cost $162,316)		142,668

Rights (0.0%):
Commercial Banks (0.0%):
30,357	Banco Popular Espanol SA*	2,201
27,548	CaixaBank SA*	2,077

		4,278

Shares or
Principal		Fair
Amount		Value
Machinery (0.0%):
4,169	Zardoya Otis SA*	3,162

Total Rights (Cost $ —)		7,440

Short-Term Investment (3.5%):
$13,149,253	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	13,149,253

Total Short-Term Investment (Cost $13,149,253)		13,149,253

Unaffiliated Investment Company (0.7%):
2,686,250	Dreyfus Treasury Prime Cash Management, 0.00%(d)	2,686,250

Total Unaffiliated Investment Company (Cost $2,686,250)		2,686,250

Total Investment Securities (Cost $338,206,769)(e) — 102.2%		389,430,588
Net other assets (liabilities) — (2.2)%		(8,269,114)

Net Assets — 100.0%		$381,161,474

Percentages indicated are based on net assets as of June 30, 2011.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $12,534,401.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represents 0.0% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

16

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Futures Contracts

Cash of $531,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)

TOPIX Index September Futures (Japanese Yen)	Long	9/8/11	11	$1,160,952	$33,910
SPI 200 Index September Futures (Australia Dollar)	Long	9/15/11	6	740,052	14,552
DJ EURO STOXX 50 September Futures (Euro)	Long	9/16/11	47	1,940,898	61,480
FTSE 100 Index September Futures (British Pounds)	Long	9/16/11	18	1,704,912	47,971
MSCI EAFE Index E-Mini September Futures (U.S. Dollar)	Long	9/16/11	18	1,544,310	63,064

Total					$220,977

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage

Australia	8.3%
Austria	0.3
Belgium	0.9
Bermuda	0.1
Cayman Islands	—	^
Cyprus	—	^
Denmark	1.0
Finland	0.9
France	9.5
Germany	8.6
Greece	0.2
Guernsey	0.1
Hong Kong	2.7
Ireland (Republic of)	0.4
Israel	0.7
Italy	2.6
Japan	19.4
Jersey	0.1
Kazakhstan	—	^
Luxembourg	0.3
Netherlands	2.9
New Zealand	0.1
Norway	0.7
Portugal	0.3
Singapore	1.5
Spain	3.4
Sweden	2.9
Switzerland	8.0
United Kingdom	20.0
United States	4.1

	100.0%

^	Represents less than 0.05%.

17

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
International
Index Fund

Assets:
Investment securities, at cost	$338,206,769

Investment securities, at value*	$389,430,588
Segregated cash for collateral	531,000
Interest and dividends receivable	783,549
Foreign currency, at value (cost $3,308,040)	3,398,986
Receivable for capital shares issued	66,166
Receivable for investments sold	1,542,560
Reclaims receivable	601,855
Receivable for variation margin on futures contracts	93,032
Prepaid expenses	2,044

Total Assets	396,449,780

Liabilities:
Cash overdraft	136,000
Payable for investments purchased	1,574,972
Payable for capital shares redeemed	154,918
Payable upon return of securities loaned	13,149,253
Manager fees payable	100,659
Administration fees payable	21,181
Distribution fees payable	75,113
Custodian fees payable	43,214
Administrative and compliance services fees payable	2,509
Trustee fees payable	323
Other accrued liabilities	30,164

Total Liabilities	15,288,306

Net Assets	$381,161,474

Net Assets Consist of:
Capital	$416,244,211
Accumulated net investment income/(loss)	11,112,242
Accumulated net realized gains/(losses) from investment transactions	(97,803,132)
Net unrealized appreciation/(depreciation) on investments	51,608,153

Net Assets	$381,161,474

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,901,398
Net Asset Value (offering and redemption price per share)	$14.72

*	Includes securities on loan of $12,534,401.

18

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
International
Index Fund

Investment Income:
Interest	$204
Dividends	8,790,864
Income from securities lending	113,282
Foreign withholding tax	(759,787)

Total Investment Income	8,144,563

Expenses:
Manager fees	641,081
Administration fees	122,319
Distribution fees	457,916
Custodian fees	118,602
Administrative and compliance services fees	7,540
Trustee fees	12,700
Professional fees	14,322
Shareholder reports	6,846
Other expenses	25,765

Total expenses before reductions	1,407,091
Less expenses contractually waived/reimbursed by the Manager	(89,567)
Less expenses paid indirectly	(2,011)

Net expenses	1,315,513

Net Investment Income/(Loss)	6,829,050

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,618,069
Net realized gains/(losses) on futures contracts	256,618
Net realized gains/(losses) on forward currency contracts	187,076
Change in unrealized appreciation/(depreciation) on investments	9,535,227

Net Realized/Unrealized Gains/(Losses) on Investments	13,596,990

Change in Net Assets Resulting From Operations	$20,426,040

19

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL International Index Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$6,829,050	$4,983,488
Net realized gains/(losses) on investment transactions	4,061,763	(283,321)
Change in unrealized appreciation/(depreciation) on investments	9,535,227	20,027,931

Change in net assets resulting from operations	20,426,040	24,728,098

Dividends to Shareholders:
From net investment income	—	(1,545,801)
From net realized gains on investments	—	(3,740,521)

Change in net assets resulting from dividends to shareholders	—	(5,286,322)

Capital Transactions:
Proceeds from shares issued	75,676,185	190,528,504
Proceeds from dividends reinvested	—	5,286,322
Value of shares redeemed	(55,721,320)	(35,659,803)

Change in net assets resulting from capital transactions	19,954,865	160,155,023

Change in net assets	40,380,905	179,596,799
Net Assets:
Beginning of period	340,780,569	161,183,770

End of period	$381,161,474	$340,780,569

Accumulated net investment income/(loss)	$11,112,242	$4,283,192

Share Transactions:
Shares issued	5,238,134	14,612,678
Dividends reinvested	—	408,842
Shares redeemed	(3,700,227)	(2,771,126)

Change in shares	1,537,907	12,250,394

20

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months		May 1, 2009
	Ended	Year Ended	to
	June 30,	December 31,	December 31,
	2011	2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.99	$13.31	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.25	0.15	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.48	0.77	3.21

Total from Investment Activities	0.73	0.92	3.31

Dividends to Shareholders From:
Net Investment Income	—	(0.07)	—
Net Realized Gains	—	(0.17)	—
Total Dividends	—	(0.24)	—

Net Asset Value, End of Period	$14.72	$13.99	$13.31

Total Return(b)(c)	5.22%	7.12%	33.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$381,161	$340,781	$161,184
Net Investment Income/(Loss)(d)	3.73%	2.07%	1.79%
Expenses Before Reductions(d)(e)	0.77%	0.83%	0.91%
Expenses Net of Reductions(d)	0.72%	0.70%	0.70%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.72%	N/A	N/A
Portfolio Turnover Rate(c)(g)	11%	3%	23	%(h)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(h)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 42%.

21

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL International Index Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $11,296 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $1.5 million as of June 30, 2011. The monthly average amount for these contracts was $0.3 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $6.9 million as of June 30, 2011. The monthly average notional amount for these contracts was $11.1 for the period ended June 30, 2011.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$220,977	Payable for variation margin on futures contracts	$—

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

			Change in Unrealized
			Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$187,076	$—
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/(depreciation) on investments	256,618	220,362

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

		Annual
	Annual Rate	Expense Limit*
AZL International Index Fund	0.35%	0.77%

*	Prior to May 1, 2011, the Annual Expense Limit was 0.70%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2012	12/31/2013	12/31/2014
AZL International Index Fund	$138,328	$309,793	$89,567

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $2,566 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant observable inputs were used to determine fair value.

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$41,076	$806,487	$—	$847,563
All Other Common Stocks+	—	372,597,414	—	372,597,414
Preferred Stocks	—	142,668	—	142,668
Rights	—	7,440	—	7,440
Short-Term Investment	—	13,149,253	—	13,149,253
Unaffiliated Investment Company	2,686,250	—	—	2,686,250

Total Investment Securities	2,727,326	386,703,262	—	389,430,588

Other Financial Instruments:*
Futures Contracts	220,977	—	—	220,977

Total Investments	$2,948,303	$386,703,262	$—	$389,651,565

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$74,047,086	$40,301,605

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

28

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Cost for federal income tax purposes at June 30, 2011 is $340,906,976. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$60,360,343
Unrealized depreciation	(11,836,731)

Net unrealized appreciation	$48,523,612

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires	Expires
	12/31/2014	12/31/2015	12/31/2016
AZL International Index Fund	$1,327,470	$43,305,012	$55,890,176

During the year ended December 31, 2010, the Fund utilized $400,161 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $71,300 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL International Index Fund	$5,286,322	$—	$5,286,322

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL International Index Fund	$4,835,517	$4,835,517	$(100,593,958)	$40,249,663	$(55,508,778)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

29

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

30

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Invesco Equity and Income Fund
(formerly AZL® Van Kampen Equity and Income Fund)
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Invesco Equity and Income Fund	$1,000.00	$1,036.80	$5.05	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Invesco Equity and Income Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Expense Examples and Portfolio Composition continued
(Unaudited)

The AZL Invesco Equity and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

	Percent of
Investments	net assets*
Aerospace & Defense	—	^%
Air Freight & Logistics	0.5
Airlines	—	^
Auto Components	—	^
Automobiles	0.2
Beverages	1.0
Biotechnology	2.1
Capital Markets	5.0
Chemicals	0.9
Commercial Banks	4.8
Commercial Services & Supplies	1.2
Communications Equipment	1.1
Computers & Peripherals	2.8
Construction Materials	0.7
Consumer Finance	0.1
Diversified Financial Services	6.7
Diversified Telecommunication Services	1.3
Electric Utilities	2.7
Electronic Equipment, Instruments & Components	—	^
Energy Equipment & Services	1.9
Food & Staples Retailing	1.8
Food Products	2.3
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	1.0
Household Durables	0.6
Household Products	1.9
Independent Power Producers & Energy Traders	—	^
Industrial Conglomerates	4.3%
Insurance	3.2
Internet & Catalog Retail	0.5
Internet Software & Services	2.2
IT Services	1.4
Machinery	0.9
Media	6.0
Metals & Mining	0.5
Multi-Utilities	0.2
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	7.8
Personal Products	1.1
Pharmaceuticals	5.5
Professional Services	0.6
Real Estate Investment Trusts (REITs)	0.3
Real Estate Management & Development	—	^
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	1.2
Software	1.7
Sovereign Bonds	—	^
Specialty Retail	1.1
Thrifts & Mortgage Finance	0.2
Wireless Telecommunication Services	1.5
Municipal Bonds	—	^
Short-Term Investment	8.0
U.S. Government Agency Mortgages	0.5
U.S. Treasury Obligations	6.6
Unaffiliated Investment Company	7.0

	108.7%

^	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks+ (66.6%):
Air Freight & Logistics (0.5%):
20,282	FedEx Corp.	$1,923,748

Automobiles (0.1%):
22,041	Ford Motor Co.*	303,945
9,804	General Motors Co.*ˆ	297,650

		601,595

Beverages (0.9%):
46,214	Coca-Cola Co. (The)	3,109,740
26,117	Coca-Cola Enterprises, Inc.	762,094

		3,871,834

Capital Markets (3.3%):
242,479	Charles Schwab Corp. (The)	3,988,779
191,856	Morgan Stanley	4,414,607
51,171	Northern Trust Corp.	2,351,819
73,864	State Street Corp.	3,330,528

		14,085,733

Chemicals (0.9%):
25,350	Dow Chemical Co. (The)	912,600
31,943	PPG Industries, Inc.	2,900,105

		3,812,705

Commercial Banks (3.6%):
86,214	BB&T Corp.	2,313,984
115,315	Fifth Third Bancorp	1,470,266
85,179	PNC Financial Services Group, Inc.	5,077,520
343,127	Regions Financial Corp.	2,127,387
74,660	U.S. Bancorp	1,904,577
87,645	Wells Fargo & Co.	2,459,319

		15,353,053

Commercial Services & Supplies (1.0%):
65,577	Avery Dennison Corp.	2,533,239
52,131	Cintas Corp.ˆ	1,721,887

		4,255,126

Communications Equipment (0.2%):
65,345	Cisco Systems, Inc.	1,020,035

Computers & Peripherals (2.0%):
239,385	Dell, Inc.*	3,990,548
128,800	Hewlett-Packard Co.	4,688,320

		8,678,868

Diversified Financial Services (5.6%):
404,984	Bank of America Corp.	4,438,624
147,345	Citigroup, Inc.	6,135,446
327,051	JPMorgan Chase & Co.	13,389,468

		23,963,538

Diversified Telecommunication Services (0.8%):
88,110	Verizon Communications, Inc.	3,280,335

Electric Utilities (2.7%):
151,551	American Electric Power Co., Inc.	5,710,441
45,625	Edison International	1,767,969
24,121	Entergy Corp.	1,646,982
53,087	FirstEnergy Corp.	2,343,791

		11,469,183

Energy Equipment & Services (1.7%):
27,737	Baker Hughes, Inc.	2,012,597
21,764	Cameron International Corp.*	1,094,512
47,308	Schlumberger, Ltd.	4,087,411

		7,194,520

Food & Staples Retailing (1.7%):
111,797	SYSCO Corp.	3,485,830
90,736	Walgreen Co.	3,852,651

		7,338,481

Food Products (2.2%):
33,295	Archer-Daniels Midland Co.	1,003,844
128,390	Kraft Foods, Inc., Class A	4,523,180
116,009	Unilever NV, NYS	3,810,896

		9,337,920

Health Care Equipment & Supplies (0.7%):
78,042	Medtronic, Inc.	3,006,958

Health Care Providers & Services (2.6%):
47,446	Cardinal Health, Inc.	2,154,997
52,913	HCA Holdings, Inc.*	1,746,129
141,520	UnitedHealth Group, Inc.	7,299,602

		11,200,728

Household Durables (0.6%):
103,390	Sony Corp., SP ADRˆ	2,728,462

Household Products (1.8%):
16,375	Energizer Holdings, Inc.*ˆ	1,184,895
101,604	Procter & Gamble Co. (The)	6,458,966

		7,643,861

Industrial Conglomerates (3.9%):
644,726	General Electric Co.	12,159,533
88,570	Tyco International, Ltd.	4,378,015

		16,537,548

Insurance (3.1%):
34,924	Chubb Corp. (The)	2,186,592
281,394	Marsh & McLennan Cos., Inc.	8,776,679
74,863	Principal Financial Group, Inc.ˆ	2,277,332

		13,240,603

Internet Software & Services (2.2%):
205,380	eBay, Inc.*	6,627,612
194,267	Yahoo!, Inc.*ˆ	2,921,776

		9,549,388

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

IT Services (1.4%):
90,578	Amdocs, Ltd.*	$2,752,666
163,868	Western Union Co.	3,282,276

		6,034,942

Machinery (0.7%):
69,652	Ingersoll-Rand plc	3,162,897

Media (5.1%):
227,034	Comcast Corp., Class A	5,753,042
55,260	Time Warner Cable, Inc.	4,312,490
132,147	Time Warner, Inc.	4,806,186
136,155	Viacom, Inc., Class B	6,943,905

		21,815,623

Oil, Gas & Consumable Fuels (7.3%):
95,300	Anadarko Petroleum Corp.	7,315,228
25,921	ConocoPhillips	1,949,000
36,677	Devon Energy Corp.	2,890,514
41,222	Exxon Mobil Corp.	3,354,646
64,608	Hess Corp.	4,830,094
6,317	Noble Energy, Inc.	566,193
30,479	Occidental Petroleum Corp.	3,171,035
81,022	Royal Dutch Shell plc, SP ADR	5,763,095
51,503	Williams Cos., Inc. (The)	1,557,966

		31,397,771

Personal Products (1.1%):
171,195	Avon Products, Inc.	4,793,460

Pharmaceuticals (4.3%):
37,320	Abbott Laboratories	1,963,778
169,945	Bristol-Myers Squibb Co.	4,921,607
109,589	Merck & Co., Inc.	3,867,396
361,384	Pfizer, Inc.	7,444,511

		18,197,292

Professional Services (0.6%):
28,036	Manpower, Inc.	1,504,132
45,438	Robert Half International, Inc.ˆ	1,228,189

		2,732,321

Semiconductors & Semiconductor Equipment (0.6%):
105,448	Intel Corp.	2,336,728

Software (1.3%):
207,416	Microsoft Corp.	5,392,816

Specialty Retail (1.0%):
112,988	Home Depot, Inc.	4,092,425

Wireless Telecommunication Services (1.1%):
178,147	Vodafone Group plc, SP ADR	4,760,088

Total Common Stocks (Cost $240,367,524)		284,810,585

Shares or
Principal		Fair
Amount		Value
Preferred Stocks (1.8%):
Commercial Banks (0.4%):
13,608	KeyCorp, Series A	$1,522,395

Commercial Services & Supplies (0.1%):
5,300	Stanley Black & Decker, Inc.ˆ	644,851

Diversified Financial Services (0.0%):
3,370	Nielsen Holdings NV	207,466

Health Care Providers & Services (0.5%):
1,310	HealthSouth Corp., Series A	1,473,750
9,754	Omnicare Capital Trust II	469,411

		1,943,161

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	811,881

Oil, Gas & Consumable Fuels (0.3%):
27,346	El Paso Energy Capital Trust Iˆ	1,217,444

Road & Rail (0.3%):
91,449	Swift Mandatory Common Exchange Security Trust(a)	1,205,865

Total Preferred Stocks (Cost $6,150,019)		7,553,063

Convertible Bonds (12.8%):
Biotechnology (2.1%):
$1,273,000	Cephalon, Inc., 2.50%, 5/1/14ˆ	$1,559,425
1,982,000	Dendreon Corp., 2.88%, 1/15/16	2,177,723
2,903,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	3,363,851
1,744,000	Invitrogen Corp., 1.50%, 2/15/24ˆ	1,992,520

		9,093,519

Capital Markets (1.3%):
1,747,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	1,939,170
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, (exchangeable for the cash value of a basket of equity securities)(a)	1,167,459
843,000	Janus Capital Group, Inc., 3.25%, 7/15/14ˆ	912,547
924,500	Jefferies Group, Inc., 3.88%, 11/1/29, Callable 11/1/17 @ 100	924,500
298,000	MF Global Holdings, Ltd., 1.88%, 2/1/16ˆ	295,393

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued
Capital Markets, continued

$431,000	MF Global Holdings, Ltd., 9.00%, 6/20/38, Callable 7/1/13 @ 100	$496,727

		5,735,796

Communications Equipment (0.9%):
2,941,000	Lucent Technologies Corp., 2.88%, 6/15/25	2,867,475
851,000	TW Telecom, Inc., 2.38%, 4/1/26, Callable 4/6/13 @ 100	1,043,539

		3,911,014

Computers & Peripherals (0.8%):
3,608,000	Sandisk Corp., 1.00%, 5/15/13	3,486,230

Construction Materials (0.7%):
2,000,000	Cemex SAB de C.V., 4.88%, 3/15/15(a)	1,982,500
900,000	Cemex SAB de C.V., 3.75%, 3/15/18ˆ(a)	891,000

		2,873,500

Diversified Telecommunication Services (0.3%):
793,000	JDS Uniphase Corp., 1.00%, 5/15/26, Callable 5/20/13 @ 100ˆ	809,851
400,000	JDS Uniphase Corp., 1.00%, 5/15/26(a)	408,500

		1,218,351

Energy Equipment & Services (0.2%):
1,000,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	993,750

Health Care Equipment & Supplies (1.2%):
883,000	Kinetic Concepts, Inc., 3.25%, 4/15/15(a)	1,126,928
1,890,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	2,022,300
503,000	NuVasive, Inc., 2.75%, 7/1/17	508,659
1,128,000	Teleflex, Inc., 3.88%, 8/1/17ˆ	1,300,020

		4,957,907

Health Care Providers & Services (0.2%):
416,000	Omnicare, Inc., 3.75%, 12/15/25	554,840
307,000	Omnicare, Inc., 3.25%, 12/15/35	293,569

		848,409

Hotels, Restaurants & Leisure (0.9%):
1,631,000	International Game Technology, Inc., 3.25%, 5/1/14ˆ(a)	1,944,967
1,793,000	MGM Resorts International, 4.25%, 4/15/15ˆ	1,940,923

		3,885,890

Internet & Catalog Retail (0.5%):
898,000	Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40, Callable 12/1/17 @ 100(a)	796,975
1,132,700	Liberty Media Corp., 3.13%, 3/30/23	1,352,161

		2,149,136

Machinery (0.2%):
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	293,274
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	487,025

		780,299

Media (0.7%):
1,317,000	Gaylord Entertainment Co., 3.75%, 10/1/14ˆ(a)	1,672,590
641,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @ 100ˆ	733,144
337,000	Interpublic Group of Cos., Inc. (The), 4.75%, 3/15/23, Callable 3/15/13 @ 100	426,305

		2,832,039

Metals & Mining (0.2%):
472,000	Allegheny Technologies, Inc., 4.25%, 6/1/14	781,160

Pharmaceuticals (1.1%):
1,094,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	1,593,138
1,797,000	Mylan, Inc., 1.25%, 3/15/12ˆ	1,999,162
885,000	Salix Pharmaceuticals, Ltd., 2.75%, 5/15/15ˆ	1,017,750

		4,610,050

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued

Semiconductors & Semiconductor Equipment (0.6%):
$2,164,000	Micron Technology, Inc., 1.88%, 6/1/14	$2,109,900
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	648,960

		2,758,860

Software (0.4%):
580,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	561,150
901,000	Symantec Corp., 1.00%, 6/15/13ˆ	1,094,715

		1,655,865

Thrifts & Mortgage Finance (0.2%):
990,000	MGIC Investment Corp., 5.00%, 5/1/17ˆ	882,337

Wireless Telecommunication Services (0.3%):
1,132,000	SBA Communications Corp., 1.88%, 5/1/13ˆ	1,243,785

Total Convertible Bonds (Cost $51,884,969)		54,697,897

Corporate Bonds (4.0%):
Aerospace & Defense (0.0%):
65,000	Raytheon Co., 1.63%, 10/15/15ˆ	63,530

Airlines (0.0%):
105,000	Continental Airlines 2010-A, Class A, 4.75%, 1/12/21ˆ	102,239
88,946	Delta Air Lines, Inc., 6.20%, 7/2/18	92,631

		194,870

Auto Components (0.0%):
100,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100ˆ	100,485

Automobiles (0.0%):
55,000	Daimler Finance LLC, 7.30%, 1/15/12	56,915

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	22,335
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	142,826
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	86,997

		252,158

Capital Markets (0.4%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	142,499
305,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	331,945
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	139,998
175,000	Jefferies Group, Inc., 6.88%, 4/15/21	188,082
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	77,449
235,000	Morgan Stanley, 4.00%, 7/24/15	239,157
295,000	Morgan Stanley, 3.45%, 11/2/15	292,219
120,000	Morgan Stanley, 5.75%, 1/25/21	121,420

		1,532,769

Commercial Banks (0.2%):
28,000	AT&T, Inc., 5.35%, 9/1/40	26,540
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	85,912
105,000	HBOS plc, 6.75%, 5/21/18(a)	101,045
50,000	PNC Funding Corp., 6.70%, 6/10/19	58,914
185,000	U.S. Bancorp, 2.00%, 6/14/13ˆ	188,993
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	258,828
230,000	Wells Fargo & Co., 5.63%, 12/11/17	254,059

		974,291

Commercial Services & Supplies (0.1%):
195,000	Cintas Corp., 2.85%, 6/1/16	196,527
135,000	Waste Management, Inc., 5.00%, 3/15/14	146,817

		343,344

Communications Equipment (0.0%):
45,000	Juniper Networks, Inc., 4.60%, 3/15/21	46,029

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Consumer Finance (0.1%):
$140,000	Capital One Financial Corp., 6.75%, 9/15/17	$161,859
200,000	GMAC, Inc., 2.20%, 12/19/12	205,077
165,000	HSBC Finance Corp., 7.00%, 5/15/12	173,782

		540,718

Diversified Financial Services (0.9%):
295,000	Bank of America Corp., 5.75%, 12/1/17	313,667
55,000	Bank of America Corp., 5.65%, 5/1/18	57,988
120,000	Bank of America Corp., 7.63%, 6/1/19	139,007
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	184,198
1,000,000	Citibank NA, 1.75%, 12/28/12	1,018,691
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,076,487
135,000	Citigroup, Inc., 6.13%, 11/21/17	149,101
220,000	Citigroup, Inc., 8.50%, 5/22/19	272,724
115,000	ERAC USA Finance Co., 2.75%, 7/1/13(a)	117,323
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	133,459
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	73,264
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	146,950
130,000	PNC Funding Corp., 5.13%, 2/8/20	139,191

		3,822,050

Diversified Telecommunication Services (0.1%):
1,000	AT&T, Inc., 7.93%, 11/15/31	1,323
65,000	Verizon Communications, Inc., 3.00%, 4/1/16ˆ	66,392
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	75,504
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	169,400

		312,619

Electric Utilities (0.0%):
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	134,649

Electronic Equipment, Instruments & Components (0.0%):
10,000	Corning, Inc., 6.63%, 5/15/19	11,647
20,000	Corning, Inc., 7.25%, 8/15/36, Callable 8/15/26 @ 100	23,271

		34,918

Energy Equipment & Services (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32ˆ	52,425

Food & Staples Retailing (0.1%):
119,692	CVS Pass-Through Trust, 6.04%, 12/10/28	127,031
19,333	CVS Pass-Through Trust, 8.35%, 7/10/31(a)	23,655
185,000	Safeway, Inc., 3.95%, 8/15/20	179,911
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	17,227

		347,824

Food Products (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	91,927
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	96,954
85,000	Kraft Foods, Inc., 5.38%, 2/10/20	92,922
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	157,266
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	17,353

		456,422

Health Care Equipment & Supplies (0.0%):
130,000	CareFusion Corp., 4.13%, 8/1/12	133,994

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20	216,043
335,000	Express Scripts, Inc., 5.25%, 6/15/12	348,526
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15ˆ	75,657
135,000	WellPoint, Inc., 4.35%, 8/15/20	136,321

		776,547

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Hotels, Restaurants & Leisure (0.1%):
$170,000	Expedia, Inc., 5.95%, 8/15/20	$165,325
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	224,435
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	22,941

60,000	Yum! Brands, Inc., 5.30%, 9/15/19	64,492

		477,193

Household Products (0.1%):
350,000	Pentair, Inc., 5.00%, 5/15/21, Callable 2/15/21 @ 100	349,488
225,000	Tupperware Corp., 4.75%, 6/1/21, Callable 3/1/21 @ 100(a)	221,864

		571,352

Industrial Conglomerates (0.4%):
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,236,276
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	83,044
160,000	General Electric Co., 5.25%, 12/6/17	177,252

		1,496,572

Insurance (0.1%):
115,000	CNA Financial Corp., 5.88%, 8/15/20	119,570
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	80,424
70,000	Travelers Cos., Inc. (The), 5.35%, 11/1/40	65,963

		265,957

Media (0.2%):
135,000	Comcast Corp., 5.70%, 5/15/18	150,627
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	26,152
165,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	179,850
80,000	NBC Universal, Inc., 2.10%, 4/1/14(a)	81,061
65,000	NBC Universal, Inc., 5.15%, 4/30/20(a)	68,634
75,000	NBC Universal, Inc., 5.95%, 4/1/41(a)	76,267
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	157,914
40,000	Time Warner, Inc., 5.88%, 11/15/16	45,722
60,000	Time Warner, Inc., 8.75%, 2/14/19	76,453

		862,680

Metals & Mining (0.0%):
115,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	125,638

Multi-Utilities (0.0%):
40,000	NiSource Finance Corp., 6.80%, 1/15/19	46,423

Multiline Retail (0.1%):
165,000	Family Dollar Stores, Inc., 5.00%, 2/1/21	161,812
90,000	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	92,280

		254,092

Oil, Gas & Consumable Fuels (0.1%):
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	37,237
50,000	Hess Corp., 5.60%, 2/15/41	48,873
300,000	Morgan Stanley, 3.80%, 4/29/16	296,517
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	54,204

		436,831

Pharmaceuticals (0.1%):
110,000	Express Scripts, Inc., 3.13%, 5/15/16	110,678
95,000	Merck & Co., Inc., 5.00%, 6/30/19	105,143
230,000	Pfizer, Inc., 6.20%, 3/15/19	269,043

		484,864

Real Estate Investment Trusts (REITs) (0.2%):
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	119,689
255,000	National Retail Properties, 5.50%, 7/15/21, Callable 4/15/21 @ 100	249,489

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued

$185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	$186,686
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	87,534

		643,398

Road & Rail (0.1%):
20,000	CSX Corp., 6.15%, 5/1/37	21,416
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	136,603
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTNˆ	108,114
20,000	Union Pacific Corp., 6.13%, 2/15/20ˆ	23,252

		289,385

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	77,347

Specialty Retail (0.1%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	105,814
140,000	AutoZone, Inc., 6.50%, 1/15/14	156,843
155,000	Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100ˆ	152,610

		415,267

Thrifts & Mortgage Finance (0.0%):
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	86,070
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	23,718
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	37,159

		146,947

Wireless Telecommunication Services (0.1%):
55,000	American Tower Corp., 4.63%, 4/1/15ˆ	57,901
125,000	American Tower Corp., 4.50%, 1/15/18	124,942
25,000	SBC Communications, Inc., 6.15%, 9/15/34	25,882

		208,725

Total Corporate Bonds (Cost $16,388,341)		16,979,228

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission Revenue, Series B	$84,102

Total Municipal Bond (Cost $80,000)		84,102

U.S. Government Agency Mortgages (0.5%):
Federal Home Loan Mortgage Corporation (0.3%)
$250,000	3.00%, 7/28/14ˆ	264,578
950,000	4.88%, 6/13/18ˆ	1,079,752

		1,344,330

Federal National Mortgage Association (0.2%)
540,000	4.38%, 10/15/15	598,407
185,000	6.63%, 11/15/30	233,682

		832,089

Total U.S. Government Agency Mortgages (Cost $2,060,369)		2,176,419

U.S. Treasury Obligations (6.6%):
U.S. Treasury Bonds (1.0%)
300,000	6.63%, 2/15/27ˆ	396,891
1,280,000	3.50%, 2/15/39	1,099,200
420,000	4.25%, 5/15/39	411,994
400,000	4.38%, 11/15/39	400,188
350,000	4.63%, 2/15/40	364,930
1,500,000	4.25%, 11/15/40	1,466,250

		4,139,453

U.S. Treasury Notes (5.6%)
2,850,000	0.75%, 11/30/11	2,857,681
550,000	0.88%, 2/29/12	552,662
6,500,000	1.00%, 4/30/12	6,543,160
250,000	4.38%, 8/15/12	261,543
180,000	4.13%, 8/31/12	188,086
500,000	1.38%, 1/15/13	507,735
1,680,000	2.75%, 10/31/13	1,764,000
1,350,000	1.75%, 3/31/14	1,387,546
200,000	2.63%, 6/30/14	210,734
2,470,000	2.25%, 1/31/15	2,570,151
2,300,000	2.50%, 3/31/15	2,412,838
2,500,000	2.63%, 4/30/16ˆ	2,612,305
6,000	3.63%, 2/15/20	6,347
1,500,000	2.63%, 11/15/20ˆ	1,444,687
500,000	6.88%, 8/15/25ˆ	672,187

		23,991,662

Total U.S. Treasury Obligations (Cost $27,693,895)		28,131,115

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars (1.4%):
Commercial Banks (0.6%):
$65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	$65,234
100,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	101,835
85,000	Abbey National Treasury Services plc, 4.00%, 4/27/16	84,347
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	138,863
175,000	Barclays Bank plc, 6.75%, 5/22/19	196,446
110,000	Barclays Bank plc, 5.14%, 10/14/20ˆ	104,325
155,000	BPCE SA, 2.38%, 10/4/13(a)	157,518
95,000	Commonwealth Bank of Australia, 5.00%, 10/15/19(a)	98,858
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	246,841
250,000	Lloyds TSB Bank plc, 4.88%, 1/21/16ˆ	255,693
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20(a)	100,145
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	103,783
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	96,796
305,000	Societe Generale, 2.50%, 1/15/14(a)	303,593
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	103,519
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	162,000

		2,319,796

Diversified Financial Services (0.2%):
155,000	Credit Suisse Group AG, 5.40%, 1/14/20	156,919
30,000	Credit Suisse, NY, 6.00%, 2/15/18	32,372
100,000	Credit Suisse, NY, 5.30%, 8/13/19	106,439
125,000	National Australia Bank, 3.75%, 3/2/15(a)	129,903
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	187,186
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	188,224
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	65,818

		866,861

Diversified Telecommunication Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	85,641
100,000	Telecom Italia Capital SA, 7.00%, 6/4/18	109,368
55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	60,725

		255,734

Electric Utilities (0.0%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	51,938
100,000	Enel Finance International SA, 5.13%, 10/7/19(a)	101,112

		153,050

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	78,386

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	43,879

Food Products (0.0%):
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20(a)	100,338

Independent Power Producers & Energy Traders (0.0%):
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	102,132

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	105,973

Media (0.0%):
100,000	WPP Finance, 8.00%, 9/15/14	117,304

Metals & Mining (0.3%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	131,545
205,000	ArcelorMittal, 3.75%, 8/5/15	209,616
145,000	ArcelorMittal, 9.85%, 6/1/19	183,821
30,000	ArcelorMittal, 5.50%, 3/1/21	30,047
30,000	ArcelorMittal, 6.75%, 3/1/41	29,735

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued
Metals & Mining, continued

$155,000	Barrick Gold Corp., 2.90%, 5/30/16ˆ(a)	$154,878
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	250,833
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	132,504
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	58,699
65,000	Vale Overseas, Ltd., 6.88%, 11/10/39	70,641

		1,252,319

Oil, Gas & Consumable Fuels (0.1%):
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	136,305
40,000	Shell International Finance B.V., 3.10%, 6/28/15	41,804

		178,109

Real Estate Investment Trusts (REITs) (0.1%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	434,511

Shares or
Principal		Fair
Amount		Value
Real Estate Management & Development (0.0%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	31,607

Sovereign Bonds (0.0%):
95,000	Republic of Italy, 6.88%, 9/27/23	107,511

Total Yankee Dollars (Cost $5,940,259)		6,147,510

Short-Term Investment (8.0%):
$34,436,464	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	34,436,464

Total Short-Term Investment (Cost $34,436,464)		34,436,464

Unaffiliated Investment Company (7.0%):
20,817,591	Dreyfus Treasury Prime Cash Management, 0.00%(d)	20,817,591

Total Unaffiliated Investment Company (Cost $20,817,591)		20,817,591

Total Investment Securities (Cost $414,819,431)(e) — 108.7%		464,833,974
Net other assets (liabilities) — (8.7)%		(37,013,688)

Net Assets — 100.0%		$427,820,286

Percentages indicated are based on net assets as of June 30, 2011.
ADR—American Depositary Receipt
MTN—Medium Term Note
NYS—New York Shares
SP ADR — Sponsored American Depositary Receipt

+	The $400,579,919 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.
*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $33,714,256.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2011. The date presented represents the final maturity date.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

As of June 30, 2011, the Fund’s open forward currency contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 872,008 British Pound in exchange for U.S. Dollar	BNP Paribas	8/15/11	$1,391,558	$1,398,471	$(6,913)
Deliver 435,840 British Pound in exchange for U.S. Dollar	Credit Suisse	8/15/11	697,392	698,973	(1,581)
Deliver 436,846 British Pound in exchange for U.S. Dollar	BNY Mellon	8/15/11	697,392	700,587	(3,195)
Deliver 1,518,982 Euro in exchange for U.S. Dollar	Credit Suisse	8/15/11	2,154,660	2,199,555	(44,895)
Deliver 950,218 Euro in exchange for U.S. Dollar	BNY Mellon	8/15/11	1,344,416	1,375,959	(31,543)
Deliver 509,168 Euro in exchange for U.S. Dollar	Morgan Stanley	8/15/11	721,096	737,298	(16,202)
Deliver 1,524,873 Euro in exchange for U.S. Dollar	BNP Paribas	8/15/11	2,157,398	2,208,086	(50,688)
Deliver 57,243,516 Japanese Yen in exchange for U.S. Dollar	Morgan Stanley	8/15/11	712,427	711,396	1,031
Deliver 57,668,842 Japanese Yen in exchange for U.S. Dollar	BNY Mellon	8/15/11	717,917	716,682	1,235

					$(152,751)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Australia	0.2%
Belgium	—	ˆ
British Virgin Islands	0.1
Canada	0.1
Cayman Islands	—	ˆ
France	0.1
Guernsey	0.6
Ireland (Republic of)	0.7
Italy	—	ˆ
Japan	0.6
Luxembourg	0.1
Mexico	0.7
Netherlands	1.9
Spain	—	ˆ
Switzerland	1.0
United Kingdom	2.6
United States	91.3

	100.0%

ˆ	Represents less than 0.05%.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Invesco
Equity and
Income Fund

Assets:
Investment securities, at cost	$414,819,431

Investment securities, at value*	$464,833,974
Interest and dividends receivable	1,351,748
Unrealized appreciation on forward currency contracts	2,266
Receivable for capital shares issued	42,752
Receivable for investments sold	2,388,874
Prepaid expenses	1,782

Total Assets	468,621,396

Liabilities:
Unrealized depreciation on forward currency contracts	155,017
Payable for investments purchased	5,847,035
Payable upon return of securities loaned	34,436,464
Manager fees payable	229,808
Administration fees payable	16,100
Distribution fees payable	86,017
Custodian fees payable	4,815
Administrative and compliance services fees payable	2,726
Trustee fees payable	351
Other accrued liabilities	22,777

Total Liabilities	40,801,110

Net Assets	$427,820,286

Net Assets Consist of:
Capital	$375,970,801
Accumulated net investment income/(loss)	6,875,400
Accumulated net realized gains/(losses) from investment transactions	(4,887,706)
Net unrealized appreciation/(depreciation) on investments	49,861,791

Net Assets	$427,820,286

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,518,000
Net Asset Value (offering and redemption price per share)	$12.39

*	Includes securities on loan of $33,714,256.

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Invesco
Equity and
Income Fund

Investment Income:
Interest	$1,752,765
Dividends	3,119,767
Income from securities lending	30,275
Net foreign withholding tax	220

Total Investment Income	4,903,027

Expenses:
Manager fees	1,494,735
Administration fees	91,121
Distribution fees	498,245
Custodian fees	12,659
Administrative and compliance services fees	8,854
Trustee fees	14,771
Professional fees	16,792
Shareholder reports	16,330
Other expenses	6,964

Total expenses before reductions	2,160,471
Less expenses voluntarily waived/reimbursed by the Manager	(162,106)

Net expenses	1,998,365

Net Investment Income/(Loss)	2,904,662

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,887,299
Net realized gains/(losses) on forward currency contracts	48,756
Change in unrealized appreciation/(depreciation) on investments	(1,103,706)

Net Realized/Unrealized Gains/(Losses) on Investments	9,832,349

Change in Net Assets Resulting From Operations	$12,737,011

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Invesco Equity and
	Income Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,904,662	$4,263,341
Net realized gains/(losses) on investment transactions	10,936,055	10,689,219
Change in unrealized appreciation/(depreciation) on investments	(1,103,706)	19,220,629

Change in net assets resulting from operations	12,737,011	34,173,189

Dividends to Shareholders:
From net investment income	—	(3,752,896)

Change in net assets resulting from dividends to shareholders	—	(3,752,896)

Capital Transactions:
Proceeds from shares issued	77,098,582	86,339,778
Proceeds from dividends reinvested	—	3,752,896
Value of shares redeemed	(13,173,810)	(11,839,372)

Change in net assets resulting from capital transactions	63,924,772	78,253,302

Change in net assets	76,661,783	108,673,595
Net Assets:
Beginning of period	351,158,503	242,484,908

End of period	$427,820,286	$351,158,503

Accumulated net investment income/(loss)	$6,875,400	$3,970,738

Share Transactions:
Shares issued	6,203,352	7,729,016
Dividends reinvested	—	344,302
Shares redeemed	(1,065,147)	(1,078,172)

Change in shares	5,138,205	6,995,146

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$11.95	$10.83	$9.00	$12.57	$12.68	$11.58

Investment Activities:
Net Investment Income/(Loss)	0.06	0.12	0.07	0.34	0.26	0.19
Net Realized and Unrealized Gains/(Losses) on Investments	0.38	1.14	1.98	(3.25)	0.13	1.24

Total from Investment Activities	0.44	1.26	2.05	(2.91)	0.39	1.43

Dividends to Shareholders From:
Net Investment Income	—	(0.14)	(0.22)	(0.30)	(0.20)	(0.12)
Net Realized Gains	—	—	—	(0.36)	(0.30)	(0.21)

Total Dividends	—	(0.14)	(0.22)	(0.66)	(0.50)	(0.33)

Net Asset Value, End of Period	$12.39	$11.95	$10.83	$9.00	$12.57	$12.68

Total Return(a)(b)	3.68%	11.74%	22.85%	(23.92)%	3.07%	12.52%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$427,820	$351,159	$242,485	$135,765	$244,193	$224,971
Net Investment Income/(Loss)(c)	1.46%	1.49%	1.80%	2.37%	2.05%	2.00%
Expenses Before Reductions(c)(d)	1.08%	1.10%	1.13%	1.13%	1.11%	1.11%
Expenses Net of Reductions(c)	1.00%	1.02%	1.07%	1.07%	1.06%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.00%	1.02%	1.07%	N/A	N/A	N/A
Portfolio Turnover Rate(b)	13%	37%	69%	59%	69%	55%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Invesco Equity and Income Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the reduced price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,686 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of foreign currency contracts outstanding was $10.6 million as of June 30, 2011. The monthly average amount for these contracts was $3.5 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Forward Exchange Contracts	Unrealized appreciation on forward currency contracts	$2,266	Unrealized depreciation on forward currency contracts	$155,017

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives).

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$48,756	$(152,751)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Equity and Income Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $100 million in assets, 0.675% on the next $100 million in assets, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $2,693 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks +	$284,810,585	$—	$—	$284,810,585
Preferred Stocks
Commercial Services & Supplies	644,851	—	—	644,851
Oil, Gas & Consumable Fuels	1,217,444	—	—	1,217,444
All Other Preferred Stocks+	—	5,690,768	—	5,690,768
Convertible Bonds	—	54,697,897	—	54,697,897
Corporate Bonds	—	16,979,228	—	16,979,228
Municipal Bonds	—	84,102	—	84,102
U.S. Government Agency Mortgages	—	2,176,419	—	2,176,419
U.S. Treasury Obligations	—	28,131,115	—	28,131,115
Yankee Dollars	—	6,147,510	—	6,147,510
Short-Term Investment	—	34,436,464	—	34,436,464
Unaffiliated Investment Company	29,817,591	—	—	29,817,591

Total Investment Securities	316,490,471	148,343,503	—	464,833,974

Other Financial Instruments:*
Forward Currency Contracts	—	(152,751)	—	(152,751)

Total Investments	$316,490,471	$148,190,752	$—	$464,681,223

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$110,148,623	$48,088,445

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $418,663,985. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$54,568,548
Unrealized depreciation	(8,398,559)

Net unrealized appreciation	$46,169,989

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Invesco Equity and Income Fund	$1,462,270	$11,069,112

During the year ended December 31, 2010, the Fund utilized $9,324,778 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Invesco Equity and Income Fund	$3,752,896	$—	$3,752,896

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Invesco Equity and Income Fund	$4,658,125	$(12,531,382)	$46,985,731	$39,112,474

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Invesco Growth and Income Fund
(formerly AZL® Van Kampen Growth and Income Fund)
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Invesco Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Invesco Growth and Income Fund	1,000.00	1,044.90	5.02	0.99%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Invesco Growth and Income Fund	$1,000.00	$1,019.89	$4.96	0.99%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Invesco Growth and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Air Freight & Logistics	0.6%
Automobiles	0.2
Beverages	1.3
Capital Markets	4.6
Chemicals	1.3
Commercial Banks	5.1
Commercial Services & Supplies	1.2
Communications Equipment	0.3
Computers & Peripherals	2.8
Diversified Financial Services	7.8
Diversified Telecommunication Services	1.1
Electric Utilities	4.0
Energy Equipment & Services	2.3
Food & Staples Retailing	2.4
Food Products	2.8
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	3.8
Household Durables	0.9
Household Products	2.4
Industrial Conglomerates	5.4
Insurance	4.5
Internet Software & Services	3.2
IT Services	2.1
Machinery	1.1
Media	7.4
Oil, Gas & Consumable Fuels	10.6
Personal Products	1.6
Pharmaceuticals	6.1
Professional Services	0.9
Semiconductors & Semiconductor Equipment	0.8
Software	1.7
Specialty Retail	1.4
Wireless Telecommunication Services	1.6
Short-Term Investment	2.5
Unaffiliated Investment Company	5.0

101.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks+ (94.3%):
Air Freight & Logistics (0.6%):
18,313	FedEx Corp.	$1,736,988

Automobiles (0.2%):
19,818	Ford Motor Co.*	273,290
8,815	General Motors Co.*	267,624

		540,914

Beverages (1.3%):
40,829	Coca-Cola Co. (The)	2,747,383
23,275	Coca-Cola Enterprises, Inc.	679,165

		3,426,548

Capital Markets (4.6%):
226,841	Charles Schwab Corp. (The)ˆ	3,731,534
169,051	Morgan Stanley	3,889,864
45,247	Northern Trust Corp.	2,079,552
65,119	State Street Corp.	2,936,216

		12,637,166

Chemicals (1.3%):
22,793	Dow Chemical Co. (The)	820,548
29,466	PPG Industries, Inc.	2,675,218

		3,495,766

Commercial Banks (5.1%):
77,205	BB&T Corp.	2,072,182
108,326	Fifth Third Bancorp	1,381,157
80,189	PNC Financial Services Group, Inc.	4,780,066
303,404	Regions Financial Corp.	1,881,105
65,786	U.S. Bancorp	1,678,201
82,332	Wells Fargo & Co.	2,310,236

		14,102,947

Commercial Services & Supplies (1.2%):
41,191	Avery Dennison Corp.	1,591,208
51,215	Cintas Corp.	1,691,632

		3,282,840

Communications Equipment (0.3%):
59,112	Cisco Systems, Inc.	922,738

Computers & Peripherals (2.8%):
211,524	Dell, Inc.*	3,526,105
114,377	Hewlett-Packard Co.	4,163,323

		7,689,428

Diversified Financial Services (7.8%):
377,743	Bank of America Corp.	4,140,063
130,288	Citigroup, Inc.	5,425,193
292,996	JPMorgan Chase & Co.	11,995,256

		21,560,512

Diversified Telecommunication Services (1.1%):
82,945	Verizon Communications, Inc.	3,088,042

Electric Utilities (4.0%):
149,384	American Electric Power Co., Inc.	5,628,789
42,223	Edison International	1,636,141
22,732	Entergy Corp.	1,552,141
50,033	FirstEnergy Corp.	2,208,957

		11,026,028

Energy Equipment & Services (2.3%):
24,364	Baker Hughes, Inc.	1,767,852
19,926	Cameron International Corp.*	1,002,078
42,490	Schlumberger, Ltd.	3,671,136

		6,441,066

Food & Staples Retailing (2.4%):
102,517	SYSCO Corp.	3,196,480
79,924	Walgreen Co.	3,393,573

		6,590,053

Food Products (2.8%):
118,678	Kraft Foods, Inc., Class A	4,181,026
107,234	Unilever NV, NYS	3,522,637

		7,703,663

Health Care Equipment & Supplies (1.0%):
69,038	Medtronic, Inc.	2,660,034

Health Care Providers & Services (3.8%):
46,614	Cardinal Health, Inc.	2,117,208
46,808	HCA Holdings, Inc.*	1,544,664
133,857	UnitedHealth Group, Inc.	6,904,344

		10,566,216

Household Durables (0.9%):
93,611	Sony Corp., SP ADR	2,470,394

Household Products (2.4%):
14,676	Energizer Holdings, Inc.*ˆ	1,061,955
89,099	Procter & Gamble Co. (The)	5,664,024

		6,725,979

Industrial Conglomerates (5.4%):
569,168	General Electric Co.	10,734,509
82,270	Tyco International, Ltd.	4,066,606

		14,801,115

Insurance (4.5%):
31,833	Chubb Corp. (The)	1,993,064
262,381	Marsh & McLennan Cos., Inc.	8,183,663
67,925	Principal Financial Group, Inc.ˆ	2,066,279

		12,243,006

Internet Software & Services (3.2%):
190,033	eBay, Inc.*	6,132,365
180,837	Yahoo!, Inc.*ˆ	2,719,788

		8,852,153

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

IT Services (2.1%):
84,730	Amdocs, Ltd.*	$2,574,945
152,752	Western Union Co.	3,059,622

		5,634,567

Machinery (1.1%):
65,452	Ingersoll-Rand plc	2,972,175

Media (7.4%):
213,744	Comcast Corp., Class A	5,416,273
54,231	Time Warner Cable, Inc.	4,232,187
125,780	Time Warner, Inc.	4,574,619
121,339	Viacom, Inc., Class B	6,188,289

		20,411,368

Oil, Gas & Consumable Fuels (10.6%):
86,442	Anadarko Petroleum Corp.	6,635,288
22,970	ConocoPhillips	1,727,114
36,050	Devon Energy Corp.	2,841,101
38,568	Exxon Mobil Corp.	3,138,664
59,744	Hess Corp.	4,466,462
5,845	Noble Energy, Inc.	523,887
26,886	Occidental Petroleum Corp.	2,797,219
79,555	Royal Dutch Shell plc, SP ADR	5,658,747
47,735	Williams Cos., Inc. (The)	1,443,984

		29,232,466

Shares or
Principal		Fair
Amount		Value
Personal Products (1.6%):
$155,831	Avon Products, Inc.	$4,363,268

Pharmaceuticals (6.1%):
36,722	Abbott Laboratories	1,932,312
157,129	Bristol-Myers Squibb Co.	4,550,456
98,656	Merck & Co., Inc.	3,481,570
326,252	Pfizer, Inc.	6,720,791

		16,685,129

Professional Services (0.9%):
24,770	Manpower, Inc.	1,328,911
44,601	Robert Half International, Inc.ˆ	1,205,565

		2,534,476

Semiconductors & Semiconductor Equipment (0.8%):
94,468	Intel Corp.	2,093,411

Software (1.7%):
183,277	Microsoft Corp.	4,765,202

Specialty Retail (1.4%):
105,460	Home Depot, Inc.	3,819,761

Wireless Telecommunication Services (1.6%):
167,711	Vodafone Group plc, SP ADR	4,481,238

Total Common Stocks (Cost $216,877,544)		259,556,657

Short-Term Investment (2.5%):
$6,744,208	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	6,744,208

Total Short-Term Investment (Cost $6,744,208)		6,744,208

Unaffiliated Investment Company (5.0%):
13,869,144	Dreyfus Treasury Prime Cash Management, 0.00%(b)	13,869,144

Total Unaffiliated Investment Company (Cost $13,869,144)		13,869,144

Total Investment Securities (Cost $237,490,896)(c) — 101.8%		280,170,009
Net other assets (liabilities) — (1.8)%		(5,025,228)

Net Assets — 100.0%		$275,144,781

Percentages indicated are based on net assets as of June 30, 2011.

ADR—American Depositary Receipt

NYS—New York Shares

SP ADR—Sponsored American Depositary Receipt

+	The $259,556,657 aggregate value of common stocks are segregated as available collateral for open forward currency contracts.

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $6,656,155.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

As of June 30, 2011, the Fund’s open forward currency contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Deliver 437,236 British Pound in exchange for U.S. Dollar	Credit Suisse	8/15/11	$699,626	$701,212	$(1,586)
Deliver 699,626 British Pound in exchange for U.S. Dollar	BNY Mellon	8/15/11	699,626	702,831	(3,205)
Deliver 874,800 British Pound in exchange for U.S. Dollar	BNP Paribas	8/15/11	1,396,016	1,402,951	(6,935)
Deliver 510,523 Euro in exchange for U.S. Dollar	Morgan Stanley	8/15/11	723,016	739,261	(16,245)
Deliver 1,528,933 Euro in exchange for U.S. Dollar	BNP Paribas	8/15/11	2,163,142	2,213,965	(50,823)
Deliver 1,523,026 Euro in exchange for U.S. Dollar	Credit Suisse	8/15/11	2,160,397	2,205,412	(45,015)
Deliver 952,748 Euro in exchange for U.S. Dollar	BNY Mellon	8/15/11	1,347,996	1,379,623	(31,627)
Deliver 57,833,023 Japanese Yen in exchange for U.S. Dollar	BNY Mellon	8/15/11	719,961	718,723	1,238
Deliver 57,406,487 Japanese Yen in exchange for U.S. Dollar	Morgan Stanley	8/15/11	714,455	713,421	1,034

			$10,624,235		$(153,164)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Guernsey	0.9%
Ireland (Republic of)	1.1
Japan	0.9
Netherlands	2.6
Switzerland	1.5
United Kingdom	3.6
United States	89.4

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Invesco
Growth and
Income Fund

Assets:
Investment securities, at cost	$237,490,896

Investment securities, at value*	$280,170,009
Interest and dividends receivable	572,941
Unrealized appreciation on forward currency contracts	2,272
Receivable for capital shares issued	15,539
Receivable for expenses paid indirectly	2,398
Receivable for investments sold	1,892,318
Prepaid expenses	1,445

Total Assets	282,656,922

Liabilities:
Unrealized depreciation on forward currency contracts	155,436
Payable for investments purchased	156,861
Payable for capital shares redeemed	219,471
Payable upon return of securities loaned	6,744,208
Manager fees payable	146,002
Administration fees payable	9,117
Distribution fees payable	55,364
Custodian fees payable	2,279
Administrative and compliance services fees payable	1,899
Trustee fees payable	244
Other accrued liabilities	21,260

Total Liabilities	7,512,141

Net Assets	$275,144,781

Net Assets Consist of:
Capital	$247,151,004
Accumulated net investment income/(loss)	3,888,527
Accumulated net realized gains/(losses) from investment transactions	(18,420,698)
Net unrealized appreciation/(depreciation) on investments	42,525,948

Net Assets	$275,144,781

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,611,757
Net Asset Value (offering and redemption price per share)	$11.18

*	Includes securities on loan of $6,656,155.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Invesco
Growth and
Income Fund

Investment Income:
Dividends	$2,940,492
Income from securities lending	2,658
Net foreign withholding tax	539

Total Investment Income	2,943,689

Expenses:
Manager fees	1,047,977
Administration fees	53,950
Distribution fees	346,409
Custodian fees	6,915
Administrative and compliance services fees	6,458
Trustee fees	10,867
Professional fees	12,599
Shareholder reports	14,583
Other expenses	4,874

Total expenses before reductions	1,504,632
Less expenses voluntarily waived/reimbursed by the Manager	(134,916)
Less expenses paid indirectly	(12,823)

Net expenses	1,356,893

Net Investment Income/(Loss)	1,586,796

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,754,096
Net realized gains/(losses) on forward currency contracts	48,864
Change in unrealized appreciation/(depreciation) on investments	3,520,099

Net Realized/Unrealized Gains/(Losses) on Investments	10,323,059

Change in Net Assets Resulting From Operations	$11,909,855

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Invesco
	Growth and Income Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,586,796	$2,301,738
Net realized gains/(losses) on investment transactions	6,802,960	8,320,516
Change in unrealized appreciation/(depreciation) on investments	3,520,099	13,496,778

Change in net assets resulting from operations	11,909,855	24,119,032

Dividends to Shareholders:
From net investment income	—	(2,141,891)

Change in net assets resulting from dividends to shareholders	—	(2,141,891)

Capital Transactions:
Proceeds from shares issued	18,979,211	94,239,834
Proceeds from dividends reinvested	—	2,141,891
Value of shares redeemed	(23,202,722)	(34,259,321)

Change in net assets resulting from capital transactions	(4,223,511)	62,122,404

Change in net assets	7,686,344	84,099,545
Net Assets:
Beginning of period	267,458,437	183,358,892

End of period	$275,144,781	$267,458,437

Accumulated net investment income/(loss)	$3,888,527	$2,301,731

Share Transactions:
Shares issued	1,698,080	9,241,737
Dividends reinvested	—	225,700
Shares redeemed	(2,088,480)	(3,550,937)

Change in shares	(390,400)	5,916,500

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$10.70	$9.61	$7.95	$12.95	$13.37	$12.36

Investment Activities:
Net Investment Income/(Loss)	0.07	0.07	0.12	0.24	0.22	0.15
Net Realized and Unrealized Gains/ (Losses) on Investments	0.41	1.11	1.75	(4.31)	0.14	1.74

Total from Investment Activities	0.48	1.18	1.87	(4.07)	0.36	1.89

Dividends to Shareholders From:
Net Investment Income	—	(0.09)	(0.21)	(0.24)	(0.18)	(0.10)
Net Realized Gains	—	—	—	(0.69)	(0.60)	(0.78)

Total Dividends	—	(0.09)	(0.21)	(0.93)	(0.78)	(0.88)

Net Asset Value, End of Period	$11.18	$10.70	$9.61	$7.95	$12.95	$13.37

Total Return(a)(b)	4.49%	12.37%	23.64%	(32.86)%	2.64%	15.90%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$275,145	$267,458	$183,359	$159,898	$327,862	$370,723
Net Investment Income/(Loss)(c)	1.14%	1.03%	1.32%	1.71%	1.39%	1.34%
Expenses Before Reductions(c)(d)	1.09%	1.10%	1.13%	1.12%	1.09%	1.16%
Expenses Net of Reductions(c)	0.98%	0.99%	1.00%	1.00%	0.99%	1.09%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	0.99%	1.00%	1.03%	1.03%	1.00%	1.10%
Portfolio Turnover Rate(b)	11%	34%	54%	40%	25%	30%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Invesco Growth and Income Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $922 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $10.6 million as of June 30, 2011. The monthly average amount for these contracts was $3.6 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Forward Exchange Contracts	Unrealized appreciation on forward currency contracts	$2,272	Unrealized depreciation on forward currency contracts	$155,436

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives).

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$48,864	$(153,164)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Growth and Income Fund	0.775%	1.20%

*	The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.675% and above $100 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,969 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$259,556,657	$—	$—	$259,556,657
Short-Term Investment	—	6,744,208	—	6,744,208
Unaffiliated Investment Company	13,869,144	—	—	13,869,144

Total Investment Securities	273,425,801	6,744,208	—	280,170,009

Other Financial Instruments:*
Forward Currency Contracts	—	(153,164)	—	(153,164)

Total Investments	$273,425,801	$6,591,044	$—	$280,016,845

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Growth and Income Fund	$28,228,190	$36,898,524

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $239,145,656. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$46,384,089
Unrealized depreciation	(5,359,736)

Net unrealized appreciation	$41,024,353

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017
AZL Invesco Growth and Income Fund	$23,527,687

During the year ended December 31, 2010, the Fund utilized $7,575,581 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Invesco Growth and Income Fund	$2,141,891	$—	$2,141,891

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Accumulated		Accumulated
	Ordinary	Capital and	Unrealized	Earnings
	Income	Other Losses	Appreciation(a)	(Deficit)
AZL Invesco Growth and Income Fund	$2,301,731	$(23,527,687)	$37,309,878	$16,083,922

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Invesco International Equity Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Invesco International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Invesco International Equity Fund	$1,000.00	$1,062.30	$5.93	1.16%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Invesco International Equity Fund	$1,000.00	$1,019.04	$5.81	1.16%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Invesco International Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Auto Components	4.0%
Automobiles	2.3
Beverages	2.4
Biotechnology	0.9
Capital Markets	1.0
Chemicals	1.8
Commercial Banks	7.1
Commercial Services & Supplies	0.8
Communications Equipment	1.1
Construction Materials	0.7
Distributors	0.4
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.5
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	1.4
Food & Staples Retailing	2.2
Food Products	4.1
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	1.9
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	2.6
Insurance	1.6
Internet Software & Services	1.0
IT Services	2.4
Life Sciences Tools & Services	—
Machinery	3.2
Media	5.0
Metals & Mining	1.9
Multi-Utilities	1.3
Multiline Retail	1.0
Office Electronics	1.5
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	8.6
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	1.3
Software	1.0
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	1.6
Tobacco	3.2
Wireless Telecommunication Services	2.3
Short-Term Investment	6.9
Unaffiliated Investment Company	6.8

106.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (92.5%):
Auto Components (4.0%):
44,993	Compagnie Generale DES Establissements Michelin SCA*(a)(b)	$—
44,150	Compagnie Generale DES Establissements Michelin SCA, Class B	4,317,595
195,900	DENSO Corp.	7,274,862
26,887	Hyundai Mobis Co., Ltd.	10,091,256

		21,683,713

Automobiles (2.3%):
60,785	Bayerische Motoren Werke AG (BMW)	6,056,339
152,600	Toyota Motor Corp.	6,426,085

		12,482,424

Beverages (2.4%):
143,739	Anheuser-Busch InBev NV	8,333,802
73,505	Fomento Economico Mexicano SAB de C.V., SP ADR	4,887,348

		13,221,150

Biotechnology (0.9%):
136,322	CSL, Ltd.	4,830,831

Capital Markets (1.0%):
130,956	Julius Baer Group, Ltd.	5,407,009

Chemicals (1.8%):
40,320	Agrium, Inc.	3,541,486
18,168	Syngenta AG	6,134,985

		9,676,471

Commercial Banks (7.1%):
743,553	Akbank T.A.S.	3,437,603
418,307	Banco Bradesco SA, ADRˆ	8,571,110
92,306	BNP Paribas SA	7,118,359
10,503,000	Industrial & Commercial Bank of China	8,042,285
270,430	Swedbank AB, A Shares	4,543,815
415,000	United Overseas Bank, Ltd.	6,669,204

		38,382,376

Commercial Services & Supplies (0.8%):
542,687	Brambles, Ltd.	4,215,129

Communications Equipment (1.1%):
427,760	Telefonaktiebolaget LM Ericsson, B Shares	6,154,612

Construction Materials (0.7%):
60,120	Lafarge SAˆ	3,830,907

Distributors (0.4%):
1,112,000	Li & Fung, Ltd.	2,236,540

Diversified Financial Services (0.5%):
120,753	Kinnevik Investment AB, Class B	2,682,312

Diversified Telecommunication Services (0.5%):
58,806	Koninklijke KPN NV	854,714
153,023	VimpelCom, Ltd., SP ADR	1,952,573

		2,807,287

Electrical Equipment (1.0%):
208,059	ABB, Ltd.	5,396,851

Electronic Equipment, Instruments & Components (2.7%):
1,098,080	Hon Hai Precision Industry Co., Ltd.	3,789,508
19,069	Keyence Corp.	5,409,174
60,000	Nidec Corp.ˆ	5,601,790

		14,800,472

Energy Equipment & Services (1.4%):
255,430	WorleyParsons, Ltd.	7,753,936

Food & Staples Retailing (2.2%):
378,449	Koninklijke Ahold NV	5,084,859
1,029,440	Tesco plc	6,647,576

		11,732,435

Food Products (4.1%):
95,513	Danone SA	7,125,858
157,136	Nestle SA	9,768,790
167,948	Unilever plc	5,418,961

		22,313,609

Health Care Equipment & Supplies (1.6%):
51,174	Cochlear, Ltd.	3,949,264
465,782	Smith & Nephew plc	4,968,496

		8,917,760

Health Care Providers & Services (1.1%):
76,736	Fresenius Medical Care AG & Co. KGaA	5,736,593

Hotels, Restaurants & Leisure (1.9%):
1,080,754	Compass Group plc	10,423,612

Independent Power Producers & Energy Traders (1.0%):
998,053	International Power plc	5,152,496

Industrial Conglomerates (2.6%):
543,000	Hutchison Whampoa, Ltd.	5,887,351
878,700	Keppel Corp., Ltd.	7,952,659

		13,840,010

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Insurance (1.6%):
53	Fairfax Financial Holdings, Ltd.	$21,218
10,559	Fairfax Financial Holdings, Ltd.	4,227,104
245,732	QBE Insurance Group, Ltd.	4,560,980

		8,809,302

Internet Software & Services (1.0%):
31,878	NHN Corp.*	5,655,747

IT Services (2.4%):
107,822	Cap Gemini SA	6,316,573
99,562	Infosys Technologies, Ltd.	6,491,255

		12,807,828

Life Sciences Tools & Services (0.0%):
376,113	Art Advanced Research Technologies, Inc.*(b)	—

Machinery (3.2%):
38,600	Fanuc, Ltd.	6,437,813
151,100	Komatsu, Ltd.	4,702,085
359,476	Volvo AB, B Shares	6,282,799

		17,422,697

Media (5.0%):
83,074	Eutelsat Communications	3,736,129
165,365	Grupo Televisa SA, SP ADR	4,067,979
697,563	Informa plc	4,837,100
54,010	Publicis Groupeˆ	3,014,676
705,353	Reed Elsevier plc	6,413,751
384,192	WPP plc	4,809,114

		26,878,749

Metals & Mining (1.9%):
219,785	BHP Billiton, Ltd.	10,385,390

Multi-Utilities (1.3%):
1,323,220	Centrica plc	6,865,196

Multiline Retail (1.0%):
146,014	Next plc	5,452,226

Office Electronics (1.5%):
172,950	Canon, Inc.ˆ	8,248,975

Oil, Gas & Consumable Fuels (9.0%):
322,128	BG Group plc	7,309,722
106,849	Canadian Natural Resources, Ltd.	4,480,300
135,193	Cenovus Energy, Inc.	5,103,739
101,010	EnCana Corp.	3,119,765
418,993	OAO Gazprom, Registered shares*	6,136,805
130,073	Petroleo Brasileiro SA, SP ADR	3,990,640
194,736	Royal Dutch Shell plc, B Shares	6,950,259
124,657	Suncor Energy, Inc.	4,886,989
136,298	Talisman Energy, Inc.	2,800,315
63,406	Total SA	3,666,750

		48,445,284

Pharmaceuticals (8.6%):
54,668	Bayer AG	4,394,607
146,323	Novartis AG, Registered Shares	8,966,042
72,147	Novo Nordisk A/S, B Shares	9,046,536
43,987	Roche Holding AG	7,361,172
246,860	Shire plc	7,705,190
183,807	Teva Pharmaceutical Industries, Ltd., SP ADR	8,863,173

		46,336,720

Road & Rail (0.8%):
54,556	Canadian National Railway Co.	4,364,706

Semiconductors & Semiconductor Equipment (1.3%):
562,564	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADRˆ	7,093,932

Software (1.0%):
92,597	SAP AG	5,599,845

Specialty Retail (2.7%):
1,159,813	Kingfisher plc	4,973,287
115,590	Yamada Denki Co., Ltd.	9,431,311

		14,404,598

Textiles, Apparel & Luxury Goods (1.6%):
106,384	Adidas AG	8,437,442

Tobacco (3.2%):
166,602	British American Tobacco plc	7,301,577
301,243	Imperial Tobacco Group plc	10,014,254

		17,315,831

Wireless Telecommunication Services (2.3%):
132,517	America Movil SAB de C.V., SP ADR, Series Lˆ	7,140,016
1,971,650	Vodafone Group plc	5,239,096

		12,379,112

Total Common Stocks (Cost $394,335,885)		500,582,115

Warrant (0.0%):
Biotechnology (0.0%):
10,000	Marshall Edwards, Inc., Private Equity*(b)	—

Total Warrant (Cost $—)		—

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Short-Term Investment (6.9%):
$37,075,834	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$37,075,834

Total Short-Term Investment (Cost $37,075,834)		37,075,834

Unaffiliated Investment Company (6.8%):
37,058,372	Dreyfus Treasury Prime Cash Management, 0.00%(d)	$37,058,372

Total Unaffiliated Investment Company (Cost $37,058,372)		37,058,372

Total Investment Securities (Cost $468,470,091)(e) — 106.2%		574,716,321
Net other assets (liabilities) — (6.2)%		(33,307,235)

Net Assets — 100.0%		$541,409,086

Percentages indicated are based on net assets as of June 30, 2011.

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $35,571,022.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represent 0.0% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

As of June 30 2011, the Fund’s open forward currency contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 537,334 British Pound in exchange for U.S. Dollar	Citibank	7/5/11	$863,442	$862,204	$1,238

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Australia	6.2%
Belgium	1.5
Brazil	2.2
Canada	5.7
Denmark	1.6
France	6.8
Germany	5.3
Hong Kong	2.8
India	1.1
Israel	1.5
Japan	9.3
Mexico	2.8
Netherlands	1.0
Republic of Korea (South)	2.7
Russian Federation	1.1
Singapore	2.5
Sweden	3.4
Switzerland	7.5
Taiwan	1.9
Turkey	0.6
United Kingdom	19.3
United States	13.2

100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Invesco
International
Equity Fund

Assets:
Investment securities, at cost	$468,470,091

Investment securities, at value*	$574,716,321
Interest and dividends receivable	1,448,795
Foreign currency, at value (cost $1,303,357)	1,335,423
Unrealized appreciation on forward currency contracts	1,238
Receivable for capital shares issued	78,488
Receivable for expenses paid indirectly	796
Receivable for investments sold	862,261
Reclaims receivable	763,950
Prepaid expenses	3,470

Total Assets	579,210,742

Liabilities:
Payable for capital shares redeemed	153,540
Payable upon return of securities loaned	37,075,834
Manager fees payable	371,410
Administration fees payable	19,032
Distribution fees payable	109,238
Custodian fees payable	41,136
Administrative and compliance services fees payable	3,803
Trustee fees payable	489
Other accrued liabilities	27,174

Total Liabilities	37,801,656

Net Assets	$541,409,086

Net Assets Consist of:
Capital	$461,318,288
Accumulated net investment income/(loss)	12,855,132
Accumulated net realized gains/(losses) from investment transactions	(39,147,445)
Net unrealized appreciation/(depreciation) on investments	106,383,111

Net Assets	$541,409,086

Shares of beneficial interest (unlimited number of shares authorized, no par value)	33,443,856
Net Asset Value (offering and redemption price per share)	$16.19

*	Includes securities on loan of $35,571,022.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Invesco
International
Equity Fund

Investment Income:
Dividends	$12,013,416
Income from securities lending	148,496
Foreign withholding tax	(762,657)

Total Investment Income	11,399,255

Expenses:
Manager fees	2,495,592
Administration fees	114,497
Distribution fees	693,219
Custodian fees	113,771
Administrative and compliance services fees	11,612
Trustee fees	19,834
Professional fees	22,906
Shareholder reports	21,747
Other expenses	14,842

Total expenses before reductions	3,508,020
Less expenses voluntarily waived/reimbursed by the Manager	(292,798)
Less expenses paid indirectly	(2,165)

Net expenses	3,213,057

Net Investment Income/(Loss)	8,186,198

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	13,778,615
Net realized gains/(losses) on forward currency contracts	341,299
Payments by affiliates for the violation of certain investment policies and limitations	13,257
Change in unrealized appreciation/(depreciation) on investments	13,275,547

Net Realized/Unrealized Gains/(Losses) on Investments	27,408,718

Change in Net Assets Resulting From Operations	$35,594,916

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Invesco
	International Equity Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$8,186,198	$4,890,710
Net realized gains/(losses) on investment transactions	14,119,914	9,351,170
Payments by affiliates for the violation of certain investment policies and limitations	13,257	—
Change in unrealized appreciation/(depreciation) on investments	13,275,547	44,692,936

Change in net assets resulting from operations	35,594,916	58,934,816

Dividends to Shareholders:
From net investment income	—	(2,453,878)

Change in net assets resulting from dividends to shareholders	—	(2,453,878)

Capital Transactions:
Proceeds from shares issued	28,710,954	180,772,419
Proceeds from dividends reinvested	—	2,453,878
Value of shares redeemed	(78,942,218)	(88,891,816)

Change in net assets resulting from capital transactions	(50,231,264)	94,334,481

Change in net assets	(14,636,348)	150,815,419
Net Assets:
Beginning of period	556,045,434	405,230,015

End of period	$541,409,086	$556,045,434

Accumulated net investment income/(loss)	$12,855,132	$4,668,934

Share Transactions:
Shares issued	1,834,545	13,131,890
Dividends reinvested	—	177,047
Shares redeemed	(4,877,846)	(6,591,230)

Change in shares	(3,043,301)	6,717,707

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended		Year Ended December 31,
	June 30, 2011		2010		2009		2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$15.24		$13.61		$10.31		$19.95	$18.27	$14.57

Investment Activities:
Net Investment Income/(Loss)	0.25		0.12		0.08		0.28	0.13	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.70		1.58		3.45		(8.16)	2.51	3.86

Total from Investment Activities	0.95		1.70		3.53		(7.88)	2.64	3.91

Dividends to Shareholders From:
Net Investment Income	—		(0.07)		(0.23)		(0.08)	(0.11)	(0.03)
Net Realized Gains	—		—		—		(1.68)	(0.85)	(0.18)

Total Dividends	—		(0.07)		(0.23)		(1.76)	(0.96)	(0.21)

Net Asset Value, End of Period	$16.19		$15.24		$13.61		$10.31	$19.95	$18.27

Total Return(a)(b)	6.23	%(d)	12.52	%(c)	34.33%		(41.51)%	14.62%	27.04%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$541,409		$556,045		$405,230		$176,746	$373,047	$317,614
Net Investment Income/(Loss)(e)	2.95%		1.04%		1.09%		1.66%	0.61%	0.44%
Expenses Before Reductions(e)(f)	1.26%		1.28%		1.32%		1.37%	1.35%	1.45%
Expenses Net of Reductions(e)	1.16%		1.15%		1.28%		1.37%	1.35%	1.45%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.16%		1.15%		1.28%		1.37%	1.35%	1.45%
Portfolio Turnover Rate(b)	15%		39%		35	%(h)	44%	42%	48%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	During the year ended December 31, 2010, Invesco Advisers, Inc. reimbursed $45,566 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the total return was 0.01%.

(d)	During the period ended June 30, 2011, Invesco Advisers, Inc. reimbursed to the Fund in connection with violations of certain investment policies and limitations. The corresponding impact to the return was 0.00%.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 77%.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Invesco International Equity Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $14,767 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $0.9 million as of June 30, 2011. The monthly average amount for these contracts was $2.8 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Forward Exchange Contracts	Unrealized appreciation on forward currency contracts	$1,238	Unrealized depreciation on forward currency contracts	$—

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives).

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

		Realized	Change in Unrealized
	Location of Gains/(Losses)	Gains/(Losses)	Appreciation/(Depreciation)
	on Derivatives	on Derivatives	on Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$341,299	$1,238

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business , based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco International Equity Fund	0.90%	1.45%

*	From January 1, 2011 through April 30, 2011, the Manager voluntarily reduced the management fee to 0.80% on the first $200 million of assets and 0.75% on assets above $200 million. Beginning May 1, 2011, the Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated in effect limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $3,999 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2011, the Subadviser reimbursed $13,257 to the Fund related to the violation of certain investment policies and limitations. The impact to the total return is disclosed in the Financial Highlights.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$4,887,348	$8,333,802	$—	$13,221,150
Chemicals	3,541,486	6,134,985	—	9,676,471
Commercial Banks	8,571,110	29,811,266	—	38,382,376
Diversified Telecommunication Services	1,952,573	854,714	—	2,807,287
Insurance	4,248,322	4,560,980	—	8,809,302
Media	4,067,979	22,810,770	—	26,878,749
Oil, Gas & Consumable Fuels	24,381,748	24,063,536	—	48,445,284
Pharmaceuticals	8,863,174	37,473,546	—	46,336,720
Road & Rail	4,364,706	—	—	4,364,706
Semiconductors & Semiconductor	7,093,932	—	—	7,093,932
Wireless Telecommunication Services Equipment	7,140,016	5,239,096	—	12,379,112
All Other Common Stocks+	—	282,187,026	—	282,187,026
Short-Term Investment	—	37,075,834	—	37,075,834
Unaffiliated Investment Company	37,058,372	—	—	37,058,372

Total Investment Securities	116,170,766	458,545,555	—	574,716,321

Other Financial Instruments:*
Foreign Currency Exchange Contracts		1,238	—	1,238

Total Investments	$116,170,766	$458,546,793	$—	$574,717,559

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco International Equity Fund	$81,431,926	$126,811,144

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $474,014,599. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$108,293,313
Unrealized depreciation	(7,591,591)

Net unrealized appreciation	$100,701,722

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the U.S. Treasury regulations.

	Expires	Expires	Expires
	12/31/2015	12/31/2016	12/31/2017
AZL Invesco International Equity Fund	$6,057,349	$24,015,904	$14,096,888

During the year ended December 31, 2010, the Fund utilized $7,149,080 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,397,894 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre- enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Invesco International Equity Fund	$2,453,878	$—	$2,453,878

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Invesco International Equity Fund	$4,697,996	$(45,568,035)	$85,365,921	$44,495,882

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® JPMorgan International Opportunities Fund
(formerly AZL® Morgan Stanley International Equity Fund)
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Board of Trustees Consideration and Approval of J. P. Morgan Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL JPMorgan International Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,053.80	$6.06	1.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL JPMorgan International Opportunities Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Auto Components	0.6%
Automobiles	4.4
Beverages	2.0
Building Products	1.9
Capital Markets	2.3
Chemicals	2.2
Commercial Banks	9.2
Communications Equipment	1.3
Computers & Peripherals	0.9
Construction & Engineering	0.5
Consumer Finance	0.7
Diversified Financial Services	2.3
Diversified Telecommunication Services	2.0
Electric Utilities	1.3
Electrical Equipment	4.5
Electronic Equipment, Instruments & Components	2.8
Food Products	2.2
Gas Utilities	1.8
Hotels, Restaurants & Leisure	3.2
Industrial Conglomerates	0.6
Insurance	2.4
Machinery	1.1
Media	0.8
Metals & Mining	5.3
Multi-Utilities	2.2
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	8.4
Paper & Forest Products	1.3
Personal Products	1.8
Pharmaceuticals	9.6
Professional Services	1.0
Real Estate Management & Development	2.7
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	2.6
Textiles, Apparel & Luxury Goods	2.1
Tobacco	3.3
Trading Companies & Distributors	2.2
Wireless Telecommunication Services	3.4
Short-Term Investment	4.5
Unaffiliated Investment Company	0.5

103.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.8%):
Auto Components (0.6%):
138,500	Bridgestone Corp.ˆ	$3,188,115

Automobiles (4.4%):
82,639	Daimler AG, Registered Shares	6,218,799
649,000	Nissan Motor Co., Ltd.	6,813,996
42,636	Volkswagen AG, Preferred Shares	8,789,513

		21,822,308

Beverages (2.0%):
33,161	Carlsberg A/S, Class B	3,608,862
64,743	Pernod Ricard SAˆ	6,381,162

		9,990,024

Building Products (1.9%):
137,000	JS Group Corp.	3,530,978
1,980,000	Nippon Sheet Glass Co., Ltd.	6,148,356

		9,679,334

Capital Markets (2.3%):
194,641	Credit Suisse Group AG, Registered Shares	7,567,613
1,097,261	Man Group plc	4,168,634

		11,736,247

Chemicals (2.2%):
2,318,000	Huabao International Holdings, Ltd.	2,110,511
37,244	Lanxess AG	3,053,015
38,957	Solvay SA	6,018,813

		11,182,339

Commercial Banks (9.2%):
382,141	Banco Bilbao Vizcaya Argentaria SAˆ	4,478,464
120,336	BNP Paribas SA	9,279,948
378,141	DnB NOR ASA	5,274,046
56,742	Erste Group Bank AGˆ	2,971,787
103,694	KBC Groep NV	4,072,761
6,875,320	Lloyds Banking Group plc*	5,401,533
285,071	Standard Chartered plc	7,489,814
147,572	Sumitomo Mitsui Financial Group, Inc.	4,542,515
1,302,228	UniCredit SpA	2,754,079

		46,264,947

Communications Equipment (1.3%):
444,492	Telefonaktiebolaget LM Ericsson, B Shares	6,395,352

Computers & Peripherals (0.9%):
765,000	Fujitsu, Ltd.	4,373,087

Construction & Engineering (0.5%):
60,336	Bouygues SA	2,652,326

Consumer Finance (0.7%):
34,800	ORIX Corp.	3,385,972

Diversified Financial Services (2.3%):
48,924	Deutsche Boerse AG	3,712,599
615,427	ING Groep NV*	7,590,639

		11,303,238

Diversified Telecommunication Services (2.0%):
365,165	Koninklijke KPN NV	5,307,479
97,900	Nippon Telegraph and Telephone Corp.	4,761,319

		10,068,798

Electric Utilities (1.3%):
1,029,992	Enel SpA	6,726,954

Electrical Equipment (4.5%):
289,639	ABB, Ltd.	7,512,959
550,000	Mitsubishi Electric Corp.	6,388,704
51,900	Schneider Electric SA	8,670,078

		22,571,741

Electronic Equipment, Instruments & Components (2.8%):
209,100	Fujifilm Holdings Corp.	6,518,797
647,155	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	4,438,513
701,224	Premier Farnell plc	2,802,023

		13,759,333

Food Products (2.2%):
342,138	Unilever NV	11,207,222

Gas Utilities (1.8%):
5,804,000	PT Perusahaan Gas Negara	2,731,069
1,086,945	Snam Rete Gas SpA	6,434,025

		9,165,094

Hotels, Restaurants & Leisure (3.2%):
1,417,000	Genting Singapore plc*ˆ	2,236,558
333,926	InterContinental Hotels Group plc	6,832,491
86,324	Sodexo	6,762,910

		15,831,959

Industrial Conglomerates (0.6%):
288,027	Cookson Group plc	3,108,520

Insurance (2.4%):
4,403	Dai-ichi Life Insurance Co., Ltd. (The)	6,166,097
519,200	Prudential plc	5,999,210

		12,165,307

Machinery (1.1%):
1,145,000	Mitsubishi Heavy Industries, Ltd.	5,396,124

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Media (0.8%):
213,039	Pearson plc	$4,034,863

Metals & Mining (5.3%):
40,694	First Quantum Minerals, Ltd.	5,934,858
290,780	Glencore International plc*	2,291,076
79,300	JFE Holdings, Inc.	2,182,476
225,916	Kinross Gold Corp.	3,568,451
170,556	Rio Tinto plc	12,313,801

		26,290,662

Multi-Utilities (2.2%):
1,468,560	Centrica plc	7,619,256
167,911	GDF Suez*(a)(b)	—
176,286	Suez Environnement Co.	3,513,122

		11,132,378

Multiline Retail (1.2%):
33,372	Pinault Printemps Redoute	5,942,551

Oil, Gas & Consumable Fuels (8.4%):
419,514	BG Group plc	9,519,603
517,518	BP plc	3,812,472
375,404	Cairn Energy plc*	2,498,958
806,800	JX Holdings, Inc.	5,449,214
489,520	Royal Dutch Shell plc, A Shares	17,375,880
158,752	Tullow Oil plc	3,159,119

		41,815,246

Paper & Forest Products (1.3%):
268,131	Stora Enso OYJ, R Shares	2,812,912
200,706	UPM-Kymmene OYJ	3,669,805

		6,482,717

Personal Products (1.8%):
346,500	Hengan International Group Co., Ltd.ˆ	3,124,355
46,215	L’Oreal SA	6,001,938

		9,126,293

Pharmaceuticals (9.6%):
118,011	Bayer AG	9,486,573
407,130	GlaxoSmithKline plc	8,715,554
134,928	Novartis AG, Registered Shares	8,267,806
123,275	Sanofi-Aventis*(a)(b)	—
129,488	Sanofi-Aventis	10,406,325
175,701	Shire plc	5,484,119
112,642	Teva Pharmaceutical Industries, Ltd., SP ADR	5,431,597

		47,791,974

Professional Services (1.0%):
402,985	Experian plc	$5,131,553

Real Estate Management & Development (2.7%):
2,066,000	China Overseas Land & Investment, Ltd.ˆ	4,470,238
1,722,000	China Resources Land, Ltd.	3,122,526
646,000	Hang Lung Properties, Ltd.	2,675,787
219,000	Sun Hung Kai Properties, Ltd.	3,196,178

		13,464,729

Road & Rail (0.7%):
64,300	East Japan Railway Co.	3,695,629

Semiconductors & Semiconductor Equipment (2.6%):
54,426	ASML Holding NV	2,004,971
512,469	Infineon Technologies AG	5,749,855
6,632	Samsung Electronics Co., Ltd.	5,155,375

		12,910,201

Textiles, Apparel & Luxury Goods (2.1%):
61,901	Adidas AG	4,909,442
87,479	Cie Financiere Richemont, Class A	5,730,081

		10,639,523

Tobacco (3.3%):
238,589	British American Tobacco plc	10,456,513
1,564	Japan Tobacco, Inc.	6,036,959

		16,493,472

Trading Companies & Distributors (2.2%):
535,000	Marubeni Corp.	3,556,371
418,300	Mitsui & Co., Ltd.	7,235,051

		10,791,422

Wireless Telecommunication Services (3.4%):
682	KDDI Corp.	4,907,974
4,475,370	Vodafone Group plc	11,892,016

		16,799,990

Total Common Stocks (Cost $501,258,446)		494,517,544

Short-Term Investment (4.5%):
$22,314,887	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	22,314,887

Total Short-Term Investment (Cost $22,314,887)		22,314,887

Unaffiliated Investment Company (0.5%):
2,527,128	Dreyfus Treasury Prime Cash Management, 0.00%(d)	2,527,128

Total Unaffiliated Investment Company (Cost $2,527,128)		2,527,128

Total Investment Securities (Cost $526,100,461)(e) — 103.8%		519,359,559
Net other assets (liabilities) — (3.8)%		(18,943,303)

Net Assets — 100.0%		$500,416,256

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2011.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

SP ADR — Sponsored American Depositary Receipt

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $19,716,519.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represent 0.0% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

As of June 30 2011, the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Receive 1,615,725 British Pound in exchange for U.S. Dollar	Citigroup	9/13/11	$2,626,846	$2,590,258	$(36,588)
Receive 13,187,551 Japanese Yen in exchange for U.S. Dollar	Barclays	7/5/11	163,597	163,846	249
Receive 108,680,682 Japanese Yen in exchange for U.S. Dollar	Citigroup	9/13/11	1,356,191	1,350,908	(5,283)
Receive 43,063,102 Japanese Yen in exchange for U.S. Dollar	Citigroup	9/13/11	43,063,101	43,575,416	512,315
Receive 7,954,275 Singapore Dollar in exchange for U.S. Dollar	Citigroup	9/13/11	6,456,496	6,478,319	21,823
Receive 63,033,232 Swedish Krona in exchange for U.S. Dollar	Citigroup	9/13/11	10,064,504	9,924,484	(140,020)
Receive 11,455,985 Swiss Franc in exchange for U.S. Dollar	UBS Warburg	9/13/11	11,455,985	11,399,870	(56,115)

					$296,381

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Deliver 13,840,422 British Pound in exchange for U.S. Dollar	RBC Dominion Securities	9/13/11	$22,623,139	$22,188,343	$434,796
Deliver 7,126,372 Canadian Dollar in exchange for U.S. Dollar	RBC Dominion Securities	9/13/11	7,275,520	7,376,854	(101,334)
Deliver 20,574,578 European Euro in exchange for U.S. Dollar	RBC Dominion Securities	9/13/11	29,746,725	29,767,759	(21,034)
Deliver 975,077 European Euro in exchange for U.S. Dollar	Bank National of Paris	9/13/11	1,390,230	1,410,763	(20,533)
Deliver 702,829 European Euro in exchange for U.S. Dollar	Citigroup	9/13/11	1,015,119	1,016,869	(1,750)
Deliver 66,641,980 Hong Kong Dollar in exchange for U.S. Dollar	RBC Dominion Securities	9/14/11	8,566,467	8,568,619	(2,152)
Deliver 136,909,183 Japanese Yen in exchange for U.S. Dollar	RBC Dominion Securities	9/13/11	1,703,359	1,701,790	1,569
Deliver 58,000,000 Japanese Yen in exchange for U.S. Dollar	Westpac Banking Corp.	9/13/11	717,476	720,944	(3,468)
Deliver 17,548,317 Japanese Yen in exchange for U.S. Dollar	Citigroup	9/13/11	219,292	218,127	1,165

					$287,259

As of June 30, 2011, the Fund’s open forward cross currency contracts were as follows:

						Net Unrealized
		Amount	Amount	Contract	Fair	Appreciation/
Purchase/Sale	Counterparty	Purchased	Sold	Value	Value	(Depreciation)
European Euro/ Australian Dollar	Royal Alliance	$1,871,286 EUR	$2,560,389 AUD	$2,688,313	$2,676,894	$(11,419)
Hong Kong Dollar/ European Euro	Royal Alliance	23,870,297 HKD	2,138,612 EUR	3,066,143	3,040,992	(25,151)

						$(36,570)

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Austria	0.6%
Belgium	1.9
Canada	1.8
Denmark	0.7
Finland	1.2
France	11.5
Germany	8.1
Hong Kong	4.0
Indonesia	0.5
Ireland (Republic of)	1.0
Israel	1.0
Italy	3.1
Japan	18.2
Jersey	0.4
Netherlands	5.0
Norway	1.0
Republic of Korea (South)	1.0
Spain	0.9
Sweden	1.2
Switzerland	5.6
Taiwan	0.9
United Kingdom	25.6
United States	4.8

100.0%

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL JPMorgan
International
Opportunities
Fund

Assets:
Investment securities, at cost	$526,100,461

Investment securities, at value*	$519,359,559
Interest and dividends receivable	828,965
Foreign currency, at value (cost $1,188,325)	1,193,373
Unrealized appreciation on forward currency contracts	994,007
Receivable for capital shares issued	49,491
Receivable for investments sold	5,306,725
Reclaims receivable	1,063,560
Prepaid expenses	1,459

Total Assets	528,797,139

Liabilities:
Unrealized depreciation on forward currency contracts	446,937
Payable for investments purchased	5,060,268
Payable for capital shares redeemed	25,601
Payable upon return of securities loaned	22,314,887
Manager fees payable	342,124
Administration fees payable	14,775
Distribution fees payable	100,624
Custodian fees payable	20,889
Administrative and compliance services fees payable	2,643
Trustee fees payable	340
Other accrued liabilities	51,795

Total Liabilities	28,380,883

Net Assets	$500,416,256

Net Assets Consist of:
Capital	$474,229,043
Accumulated net investment income/(loss)	9,144,277
Accumulated net realized gains/(losses) from investment transactions	23,072,343
Net unrealized appreciation/(depreciation) on investments	(6,029,407)

Net Assets	$500,416,256

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,391,670
Net Asset Value (offering and redemption price per share)	$16.46

*	Includes securities on loan of $19,716,519.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL JPMorgan
International
Opportunities
Fund

Investment Income:
Dividends	$8,947,322
Income from securities lending	85,109
Foreign withholding tax	(655,600)

Total Investment Income	8,376,831

Expenses:
Manager fees	1,843,567
Administration fees	69,752
Distribution fees	485,148
Custodian fees	65,869
Administrative and compliance services fees	9,111
Trustee fees	15,334
Professional fees	18,081
Shareholder reports	28,519
Other expenses	27,383

Total expenses before reductions	2,562,764
Less expenses voluntarily waived/reimbursed by the Manager	(249,649)
Less expenses paid indirectly	(40)

Net expenses	2,313,075

Net Investment Income/(Loss)	6,063,756

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	40,883,440
Net realized gains/(losses) on futures contracts	929,756
Net realized gains/(losses) on forward currency contracts	(1,186,243)
Change in unrealized appreciation/(depreciation) on investments	(36,014,400)

Net Realized/Unrealized Gains/(Losses) on Investments	4,612,553

Change in Net Assets Resulting From Operations	$10,676,309

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL JPMorgan International
	Opportunities Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$6,063,756	$5,515,594
Net realized gains/(losses) on investment transactions	40,626,953	(4,405,464)
Change in unrealized appreciation/(depreciation) on investments	(36,014,400)	15,594,302

Change in net assets resulting from operations	10,676,309	16,704,432

Dividends to Shareholders:
From net investment income	—	(1,466,815)
From net realized gains on investments	—	(1,865,974)

Change in net assets resulting from dividends to shareholders	—	(3,332,789)

Capital Transactions:
Proceeds from shares issued	184,895,247	15,286,904
Proceeds from dividends reinvested	—	3,332,789
Value of shares redeemed	(26,970,723)	(62,723,005)

Change in net assets resulting from capital transactions	157,924,524	(44,103,312)

Change in net assets	168,600,833	(30,731,669)
Net Assets:
Beginning of period	331,815,423	362,547,092

End of period	$500,416,256	$331,815,423

Accumulated net investment income/(loss)	$9,144,277	$3,080,521

Share Transactions:
Shares issued	10,816,591	1,025,822
Dividends reinvested	—	230,324
Shares redeemed	(1,670,887)	(4,346,644)

Change in shares	9,145,704	(3,090,498)

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended		Year Ended December 31,
	June 30, 2011		2010	2009		2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$15.62		$14.90	$12.77		$19.57	$18.14	$15.46

Investment Activities:
Net Investment Income/(Loss)	0.15		0.27	0.26		0.46	0.35	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.70		0.61	3.06		(5.80)	1.42	3.09

Total from Investment Activities	0.85		0.88	3.32		(5.34)	1.77	3.25

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(1.19)		(0.34)	—	(0.25)
Net Realized Gains	—		(0.09)	—		(1.12)	(0.34)	(0.32)

Total Dividends	—		(0.16)	(1.19)		(1.46)	(0.34)	(0.57)

Net Asset Value, End of Period	$16.46		$15.62	$14.90		$12.77	$19.57	$18.14

Total Return(a)(b)	5.38%		5.95%	26.32%		(28.56)%	9.82%	21.25%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$500,416		$331,815	$362,547		$207,351	$413,382	$391,610
Net Investment Income/(Loss)(c)	3.12%		1.68%	1.51%		2.31%	1.71%	1.31%
Expenses Before Reductions(c)(d)	1.32%		1.33%	1.33%		1.35%	1.32%	1.32%
Expenses Net of Reductions(c)	1.19%		1.18%	1.26%		1.29%	1.32%	1.32%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.19%		1.18%	1.26%		1.30%	1.32%	1.32%
Portfolio Turnover Rate(b)	98	%(g)	35%	30	%(f)	27%	31%	19%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded the portfolio turnover rate would have been 153%.

(g)	Effective May 1, 2011, the subadviser changed from Morgan Stanley Management, Inc. to J.P. Morgan Investment Management, Inc. (“JPMIM”) Implementation of JPMIM’s investment strategy has contributed to a higher portfolio turnover rate for the period June 30, 2011 as compared to prior years.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL JPMorgan International Opportunities Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $8,493 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $154.2 million as of June 30, 2011. The monthly average amount for these contracts was $50.6 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As June 30,2011, the Fund did not hold any futures contracts. The monthly average notional amount for these contracts was $30.1 for the period ended June 30, 2011.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on forward currency contracts	$994,007	Unrealized depreciation on forward currency contracts	$(446,937)

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

		Realized Gains/	Change in Unrealized
		(Losses) on	Appreciation/
	Location of Gains/(Losses)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Foreign Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$(1,186,243)	$1,440,944
Equity Contracts	Net realized gains (losses) on futures contracts/change in unrealized appreciation/(depreciation) on investments	$929,756	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective May 1, 2011 between the Manager and J.P. Morgan Investment Management, Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to May 1, 2011 the Fund was subadvised by Morgan Stanley Management, Inc. (“MSIM”). The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL JPMorgan International Opportunities Fund	0.95%	1.39%

*	From January 1, 2011 through April 30, 2011, the Manager voluntarily reduced the management fee to 0.80% on all assets. Beginning May 1, 2011, Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $2,387 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2011, the Fund paid approximately $9,443 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Metals & Mining	$9,503,309	$16,787,353	$—	$26,290,662
Pharmaceuticals	5,431,597	42,360,377	—	47,791,974
All Other Common Stocks+	—	420,434,908	—	420,434,908
Short-Term Investment	—	22,314,887	—	22,314,887
Unaffiliated Investment Company	2,527,128	—	—	2,527,128

Total Investment Securities	17,462,034	501,897,525	—	519,359,559

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	547,070	—	547,070

Total Investments	$17,462,034	$502,444,595	$—	$519,906,629

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan International Opportunities Fund	$539,728,665	$369,053,513

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Cost for federal income tax purposes at June 30, 2011 is $527,217,779. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,411,921
Unrealized depreciation	(23,270,141)

Net unrealized appreciation	$(7,858,220)

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires	Expires
	12/31/2015	12/31/2016	12/31/2018
AZL JPMorgan International Opportunities Fund	$4,478,674	$6,813,930	$3,127,390

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $2,956 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL JPMorgan International Opportunities Fund	$3,332,789	$—	$3,332,789

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL JPMorgan International Opportunities Fund	$3,080,521	$(14,422,950)	$26,853,333	$15,510,904

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
Board of Trustees Consideration and Approval of the J.P. Morgan Agreement (Unaudited)

At an in-person meeting held on February 22, 2011, the Board of Trustees (the “Board”) considered the recommendation of Allianz Investment Management LLC (the “Manager”) that J.P. Morgan Investment Management (“J.P. Morgan”) replace Morgan Stanley Investment Management Inc. (“Morgan Stanley”) as the subadviser to the AZL JPMorgan International Opportunities Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to J.P. Morgan and the proposed subadvisory agreement between the Manager and J.P. Morgan (the “J.P. Morgan Agreement”) and unanimously approved the J.P. Morgan Agreement, which became effective as to the Fund May 1, 2011.

The Manager, as investment manager of all of the outstanding series of the Allianz Variable Insurance Products Trust (the “Trust”) is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. As part of its ongoing obligation to monitor and evaluate the performance of the Fund’s subadviser, the Manager reviewed and evaluated Morgan Stanley’s management of the Fund, with a focus on the Fund’s investment performance in relation to its benchmark.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the J.P. Morgan Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, Morgan Stanley or J.P. Morgan. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the J.P. Morgan Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the Morgan Stanley Agreement and determined that the J.P. Morgan Agreement was reasonable and in the best interests of the Fund, and approved J.P. Morgan as the Fund’s new subadviser. The Board’s decision to approve the J.P. Morgan Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve J.P. Morgan, the Board considered the reputation, financial strength and resources of J.P. Morgan, and the experience and reputation of its portfolio management team to be involved with the Fund. The Board also considered J.P. Morgan’s investment philosophy and process, particularly in the international, large-cap core area. The Board determined that, based upon the Manager’s report, the proposed change to J.P. Morgan as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that J.P. Morgan was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that J.P. Morgan could provide were at a level at least equal to the services provided by Morgan Stanley; that the services contemplated by the J.P. Morgan Agreement are substantially the same as those provided under the Morgan Stanley Agreement; that the J.P. Morgan Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that J.P. Morgan is staffed with qualified personnel and has significant research capabilities; and that the investment performance of J.P. Morgan in managing a similar fund, as discussed below, is at least satisfactory.

(2) The investment performance of J.P. Morgan. The Board received information about the performance of J.P. Morgan in managing an international, large-cap core fund that is generally comparable to the Fund. The performance information, which covered the five years ending September 30, 2010, included returns, risk, tracking error, performance versus a benchmark (the Morgan Stanley Capital International Europe Australasia and Far East Index) and performance rankings relative to a peer group of comparable funds. The Board noted, for example, that J.P. Morgan outperformed the benchmark for each of the one-, two-, three-, four-, and five-year periods ending September 30, 2010.

(3) The costs of services to be provided and profits to be realized by J.P. Morgan from its relationship with the Fund. The Board compared the fee schedule in the J.P. Morgan Agreement to the fee schedule in the Morgan Stanley Agreement. The Board noted

21

that the fee schedules in both agreements require that the Manager pay the subadviser an annual fee on average daily net assets. The J.P. Morgan Agreement provides that for the services provided and the expenses assumed by J.P. Morgan, the Manager (out of its fees received from the Fund under the Management Agreement) will pay J.P. Morgan a fee based on average daily net assets of 0.40% on the first $1 billion and 0.35% on all assets over $1 billion. The Morgan Stanley Agreement provided for subadvisory fees of 0.470% on the first $250 million, 0.400% on the next $250 million, and 0.315% on all assets over $500 million. The Board noted that the fee schedule in the J.P. Morgan Agreement was the result of arm’s-length negotiation between the Manager and J.P. Morgan. The Manager also reported that the Fund’s total expense ratio (which includes management fees and operating expenses) was in the 42nd percentile in the category of international funds. Based upon its review, the Board concluded that the fees proposed to be paid to J.P. Morgan were reasonable. As of February 22, 2011, J.P. Morgan had not begun to act as subadviser to the Fund, and no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule in the J.P. Morgan Agreement contains breakpoints that reduce the fee rate on assets above $1 billion, as described above. The Board also noted that the Fund had approximately $332 million in net assets at December 31, 2010. The Board considered the possibility that J.P. Morgan, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed temporarily to reduce its management fee and to “cap” the Fund’s expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the J.P. Morgan Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the J.P. Morgan Agreement was acceptable.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® JPMorgan U.S. Equity Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,041.10	$5.47	1.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL JPMorgan U.S. Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	2.7%
Auto Components	1.8
Automobiles	1.4
Beverages	3.0
Biotechnology	2.3
Capital Markets	2.7
Chemicals	2.5
Commercial Banks	3.0
Communications Equipment	2.9
Computers & Peripherals	4.7
Construction & Engineering	0.6
Consumer Finance	0.4
Diversified Consumer Services	0.2
Diversified Financial Services	3.3
Diversified Telecommunication Services	2.5
Electric Utilities	1.7
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	3.5
Food & Staples Retailing	0.9
Food Products	0.9
Gas Utilities	0.1
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	1.9
Household Durables	0.5
Household Products	2.7
Independent Power Producers & Energy Traders	0.2%
Industrial Conglomerates	1.9
Insurance	3.7
Internet & Catalog Retail	1.3
Internet Software & Services	0.6
IT Services	2.8
Life Sciences Tools & Services	0.2
Machinery	1.3
Media	4.6
Metals & Mining	1.1
Multi-Utilities	0.6
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	10.2
Pharmaceuticals	6.5
Real Estate Investment Trusts (REITs)	0.1
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	3.1
Software	3.7
Specialty Retail	1.0
Wireless Telecommunication Services	0.9
U.S. Treasury Obligation	0.1
Short-Term Investment	2.6
Unaffiliated Investment Company	1.6

102.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Aerospace & Defense (2.7%):
56,871	Honeywell International, Inc.	$3,388,943
64,593	United Technologies Corp.	5,717,126

		9,106,069

Auto Components (1.8%):
144,865	Johnson Controls, Inc.	6,035,076

Automobiles (1.4%):
158,881	General Motors Co.*	4,823,627

Beverages (3.0%):
93,301	Coca-Cola Co. (The)	6,278,224
2,000	Dr Pepper Snapple Group, Inc.	83,860
55,499	PepsiCo, Inc.	3,908,795

		10,270,879

Biotechnology (2.3%):
36,653	Biogen Idec, Inc.*	3,918,939
45,802	Celgene Corp.*	2,762,777
23,403	Dendreon Corp.*^	923,014

		7,604,730

Capital Markets (2.7%):
29,490	Goldman Sachs Group, Inc. (The)	3,924,824
37,225	Invesco, Ltd.	871,065
113,677	Morgan Stanley	2,615,708
26,519	State Street Corp.	1,195,742
22,944	TD Ameritrade Holding Corp.	447,637

		9,054,976

Chemicals (2.5%):
20,005	Air Products & Chemicals, Inc.	1,912,078
46,546	Dow Chemical Co. (The)	1,675,656
77,301	E.I. du Pont de Nemours & Co.	4,178,119
27,550	Georgia Gulf Corp.*	665,057

		8,430,910

Commercial Banks (3.0%):
56,561	Fifth Third Bancorp	721,153
21,905	Huntington Bancshares, Inc.	143,697
3,441	SVB Financial Group*^	205,462
57,227	U.S. Bancorp	1,459,861
269,465	Wells Fargo & Co.	7,561,188
6,812	Zions Bancorp^	163,556

		10,254,917

Communications Equipment (2.9%):
250,303	Cisco Systems, Inc.	3,907,230
75,761	Juniper Networks, Inc.*	2,386,472
16,630	Motorola Mobility Holdings, Inc.*	366,525
57,665	QUALCOMM, Inc.	3,274,795

		9,935,022

Computers & Peripherals (4.7%):
40,967	Apple, Inc.*	13,751,393
17,355	EMC Corp.*	478,130
47,071	Hewlett-Packard Co.	1,713,385

		15,942,908

Construction & Engineering (0.6%):
31,580	Fluor Corp.	2,041,963

Consumer Finance (0.4%):
28,299	American Express Co.	1,463,058

Diversified Consumer Services (0.2%):
9,275	ITT Educational Services, Inc.*^	725,676

Diversified Financial Services (3.3%):
355,560	Bank of America Corp.	3,896,938
130,506	Citigroup, Inc.	5,434,270
3,747	CME Group, Inc.	1,092,588
5,730	IntercontinentalExchange, Inc.*	714,588

		11,138,384

Diversified Telecommunication Services (2.5%):
115,751	AT&T, Inc.	3,635,739
127,355	Verizon Communications, Inc.	4,741,427

		8,377,166

Electric Utilities (1.7%):
22,344	FirstEnergy Corp.	986,488
52,389	NextEra Energy, Inc.	3,010,272
34,729	Northeast Utilities	1,221,419
41,684	NV Energy, Inc.	639,849

		5,858,028

Electrical Equipment (0.5%):
32,677	Emerson Electric Co.	1,838,081

Electronic Equipment, Instruments & Components (0.5%):
44,161	TE Connectivity, Ltd.	1,623,358

Energy Equipment & Services (3.5%):
10,010	Baker Hughes, Inc.	726,326
16,134	Cameron International Corp.*	811,379
13,868	Halliburton Co.	707,268
4,416	National-Oilwell Varco, Inc.	345,375
105,618	Schlumberger, Ltd.	9,125,395

		11,715,743

Food & Staples Retailing (0.9%):
39,420	CVS Caremark Corp.	1,481,404
48,114	SYSCO Corp.	1,500,194

		2,981,598

Food Products (0.9%):
44,672	Campbell Soup Co.^	1,543,417
43,244	General Mills, Inc.	1,609,542

		3,152,959

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Gas Utilities (0.1%):
8,173	AGL Resources, Inc.^	$332,723

Health Care Equipment & Supplies (2.0%):
21,024	Becton, Dickinson & Co.	1,811,638
59,409	Covidien plc	3,162,341
39,729	St. Jude Medical, Inc.	1,894,279

		6,868,258

Health Care Providers & Services (2.4%):
63,899	Cardinal Health, Inc.	2,902,293
6,128	DaVita, Inc.*	530,746
14,983	Humana, Inc.	1,206,731
7,619	McKesson HBOC, Inc.	637,329
35,828	UnitedHealth Group, Inc.	1,848,008
11,951	WellPoint, Inc.	941,380

		8,066,487

Hotels, Restaurants & Leisure (1.9%):
86,793	Carnival Corp.	3,266,020
6,545	Darden Restaurants, Inc.	325,679
8,566	Starwood Hotels & Resorts Worldwide, Inc.	480,039
43,374	Yum! Brands, Inc.	2,395,980

		6,467,718

Household Durables (0.5%):
33,155	Lennar Corp.^	601,763
1,446	NVR, Inc.*	1,049,044

		1,650,807

Household Products (2.7%):
29,120	Colgate-Palmolive Co.	2,545,379
102,256	Procter & Gamble Co. (The)	6,500,414

		9,045,793

Independent Power Producers & Energy Traders (0.2%):
14,338	Constellation Energy Group, Inc.	544,271

Industrial Conglomerates (1.9%):
32,633	3M Co.	3,095,240
96,910	General Electric Co.	1,827,723
30,410	Tyco International, Ltd.	1,503,166

		6,426,129

Insurance (3.7%):
26,045	ACE, Ltd.	1,714,282
28,069	AFLAC, Inc.	1,310,261
10,100	Axis Capital Holdings, Ltd.	312,696
16,108	Berkshire Hathaway, Inc., Class B*	1,246,598
3,604	Everest Re Group, Ltd.	294,627
71,334	MetLife, Inc.	3,129,422
46,057	Prudential Financial, Inc.	2,928,765
12,552	RenaissanceRe Holdings, Ltd.	878,012
29,170	XL Group plc	641,157

		12,455,820

Internet & Catalog Retail (1.3%):
21,529	Amazon.com, Inc.*	4,402,465

Internet Software & Services (0.6%):
3,936	Google, Inc., Class A*	1,993,112

IT Services (2.8%):
23,030	Accenture plc, Class A	1,391,473
23,281	Cognizant Technology Solutions Corp., Class A*	1,707,428
11,180	Genpact, Ltd.*	192,743
20,220	International Business Machines Corp.	3,468,741
5,114	MasterCard, Inc., Class A	1,541,053
17,560	VeriFone Systems, Inc.*^	778,786
5,424	Visa, Inc., Class A	457,026

		9,537,250

Life Sciences Tools & Services (0.2%):
8,035	Thermo Fisher Scientific, Inc.*	517,374

Machinery (1.3%):
82,527	PACCAR, Inc.	4,216,304

Media (4.6%):
25,092	CBS Corp., Class B	714,871
90,568	Comcast Corp., Class A	2,294,993
55,386	Gannett Co., Inc.	793,127
270,297	Time Warner, Inc.^	9,830,702
50,395	Walt Disney Co. (The)	1,967,421

		15,601,114

Metals & Mining (1.1%):
97,092	Alcoa, Inc.^	1,539,879
41,637	Freeport-McMoRan Copper & Gold, Inc.	2,202,597

		3,742,476

Multi-Utilities (0.6%):
34,117	CenterPoint Energy, Inc.	660,164
26,316	Sempra Energy	1,391,590

		2,051,754

Multiline Retail (0.6%):
14,534	Kohl’s Corp.	726,845
24,955	Target Corp.	1,170,639

		1,897,484

Oil, Gas & Consumable Fuels (10.2%):
18,582	Apache Corp.	2,292,833
75,232	Chevron Corp.	7,736,859
29,412	ConocoPhillips	2,211,488

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

22,626	Devon Energy Corp.	$1,783,155
41,348	EOG Resources, Inc.	4,322,933
104,078	Exxon Mobil Corp.	8,469,868
2,833	Noble Energy, Inc.	253,922
55,997	Occidental Petroleum Corp.	5,825,928
16,828	Southwestern Energy Co.*	721,585
33,764	Williams Cos., Inc. (The)	1,021,361

		34,639,932

Pharmaceuticals (6.5%):
105,465	Abbott Laboratories	5,549,568
75,033	Johnson & Johnson Co.	4,991,195
198,499	Merck & Co., Inc.	7,005,030
186,470	Pfizer, Inc.	3,841,282
13,798	Teva Pharmaceutical Industries, Ltd., SP ADR	665,340

		22,052,415

Real Estate Investment Trusts (REITs) (0.1%):
4,500	Prologis, Inc.	161,280
3,856	Regency Centers Corp.	169,548

		330,828

Road & Rail (1.9%):
75,465	Norfolk Southern Corp.	5,654,593
8,578	Union Pacific Corp.	895,543

		6,550,136

Semiconductors & Semiconductor Equipment (3.1%):
21,086	Analog Devices, Inc.	825,306
69,594	Broadcom Corp., Class A	2,341,142
36,630	Freescale Semiconductor Holdings I, Ltd.*^	673,626
15,988	KLA-Tencor Corp.	647,194
72,298	Lam Research Corp.*	3,201,356
7,100	Novellus Systems, Inc.*^	256,594
66,651	Xilinx, Inc.^	2,430,762

		10,375,980

Software (3.7%):
23,758	Adobe Systems, Inc.*	747,189
4,596	Citrix Systems, Inc.*	367,680

Shares or
Principal		Fair
Amount		Value
285,621	Microsoft Corp.	$7,426,146
119,944	Oracle Corp.	3,947,357

		12,488,372

Specialty Retail (1.0%):
1,979	AutoZone, Inc.*	583,508
54,286	Home Depot, Inc.	1,966,239
39,707	Lowe’s Cos., Inc.	925,570

		3,475,317

Wireless Telecommunication Services (0.9%):
9,255	American Tower Corp., Class A*	484,036
499,274	Sprint Nextel Corp.*	2,691,087

		3,175,123

Total Common Stocks (Cost $278,436,446)		331,280,570

U.S. Treasury Obligation (0.1%):
490,000	U.S. Treasury Note, 0.63%, 6/30/12(a)	491,916

Total U.S. Treasury Obligation (Cost $491,916)		491,916

Short-Term Investment (2.6%):
$8,717,700	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	8,717,700

Total Short-Term Investment (Cost $8,717,700)		8,717,700

Unaffiliated Investment Company (1.6%):
5,444,231	Dreyfus Treasury Prime Cash Management, 0.00%(c)	5,444,231

Total Unaffiliated Investment Company (Cost $5,444,231)		5,444,231

Total Investment Securities (Cost $293,090,293)(d) — 102.2%		345,934,417
Net other assets (liabilities) — (2.2)%		(7,582,405)

Net Assets — 100.0%		$338,352,012

Percentages indicated are based on net assets as of June 30, 2011.

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $8,520,018.

(a)	All or a portion of the security has been segregated with the custodian to cover margin requirements. The aggregate fair value of the segregated portion of such securities was $351,408 as of June 30, 2011.

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	The rate represents the effective yield at June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage

Bermuda	0.7%
Ireland (Republic of)	1.5
Israel	0.2
Netherlands	2.6
Panama	0.9
Switzerland	1.4
United States	92.7

100.0%

Futures Contracts

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)

S&P 500 Index E-Mini September Futures	Long	9/16/11	74	$4,867,350	$162,267

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
JPMorgan
U.S. Equity
Fund

Assets:
Investment securities, at cost	$293,090,293

Investment securities, at value*	$345,934,417
Interest and dividends receivable	338,533
Receivable for capital shares issued	23,174
Receivable for investments sold	2,232,068
Reclaims receivable	642
Receivable for variation margin on futures contracts	41,440
Prepaid expenses	1,722

Total Assets	348,571,996

Liabilities:
Payable for investments purchased	1,172,488
Payable for capital shares redeemed	12,793
Payable for return of collateral received	8,717,700
Manager fees payable	202,639
Administration fees payable	10,400
Distribution fees payable	67,546
Custodian fees payable	4,164
Administrative and compliance services fees payable	2,273
Trustee fees payable	292
Other accrued liabilities	29,689

Total Liabilities	10,219,984

Net Assets	$338,352,012

Net Assets Consist of:
Capital	$472,284,472
Accumulated net investment income/(loss)	3,489,402
Accumulated net realized gains/(losses) from investment transactions	(190,428,253)
Net unrealized appreciation/(depreciation) on investments	53,006,391

Net Assets	$338,352,012

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,209,638
Net Asset Value (offering and redemption price per share)	$9.89

*	Includes securities on loan of $8,520,018.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
JPMorgan
U.S. Equity
Fund

Investment Income:
Interest	$651
Dividends	2,985,568
Income from securities lending	2,113
Foreign withholding tax	(126)

Total Investment Income	2,988,206

Expenses:
Manager fees	1,327,291
Administration fees	60,206
Distribution fees	414,778
Custodian fees	12,597
Administrative and compliance services fees	7,461
Trustee fees	12,652
Professional fees	14,527
Shareholder reports	15,407
Other expenses	10,475

Total expenses before reductions	1,875,394
Less expenses voluntarily waived/reimbursed by the Manager	(82,958)

Net expenses	1,792,436

Net Investment Income/(Loss)	1,195,770

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	15,450,204
Net realized gains/(losses) on futures contracts	(125,289)
Change in unrealized appreciation/(depreciation) on investments	(3,351,487)

Net Realized/Unrealized Gains/(Losses) on Investments	11,973,428

Change in Net Assets Resulting From Operations	$13,169,198

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL JPMorgan U.S. Equity Fund
	For the Six	For the Year
	Months Ended	Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,195,770	$2,285,200
Net realized gains/(losses) on investment transactions	15,324,915	40,846,333
Change in unrealized appreciation/(depreciation) on investments	(3,351,487)	(4,678,576)

Change in net assets resulting from operations	13,169,198	38,452,957

Dividends to Shareholders:
From net investment income	—	(1,631,644)

Change in net assets resulting from dividends to shareholders	—	(1,631,644)

Capital Transactions:
Proceeds from shares issued	22,701,702	59,588,846
Proceeds from dividends reinvested	—	1,631,644
Value of shares redeemed	(22,555,412)	(74,116,747)

Change in net assets resulting from capital transactions	146,290	(12,896,257)

Change in net assets	13,315,488	23,925,056
Net Assets:
Beginning of period	325,036,524	301,111,468

End of period	$338,352,012	$325,036,524

Accumulated net investment income/(loss)	$3,489,402	$2,293,632

Share Transactions:
Shares issued	2,306,554	6,875,831
Dividends reinvested	—	194,475
Shares redeemed	(2,312,253)	(8,463,723)

Change in shares	(5,699)	(1,393,417)

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007		2006
	(Unaudited)

Net Asset Value, Beginning of Period	$9.50	$8.46	$6.35	$12.42	$12.68		$11.36

Investment Activities:
Net Investment Income/(Loss)	0.03	0.07	— (a)	0.10	0.09		0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.36	1.02	2.14	(4.51)	0.41		1.57

Total from Investment Activities	0.39	1.09	2.14	(4.41)	0.50		1.63

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	(0.03)	(0.11)	(0.07)		(0.06)
Net Realized Gains	—	—	—	(1.55)	(0.69)		(0.25)

Total Dividends	—	(0.05)	(0.03)	(1.66)	(0.76)		(0.31)

Net Asset Value, End of Period	$9.89	$9.50	$8.46	$6.35	$12.42		$12.68

Total Return(b)(d)	4.11%	12.97%	33.71%	(38.68)%	3.80	%(c)	14.59%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$338,352	$325,037	$301,111	$63,203	$139,593		$129,416
Net Investment Income/(Loss)(e)	0.72%	0.79%	0.97%	0.79%	0.72%		0.66%
Expenses Before Reductions(e)(f)	1.13%	1.13%	1.20%	1.30%	1.25%		1.22%
Expenses Net of Reductions(e)	1.08%	1.08%	1.15%	1.22%	1.20%		1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.08%	1.08%	1.15%	1.22%	1.20%		1.19%
Portfolio Turnover Rate(d)	33.14%	86.11%	103.19%	125.06%	126.24%		105.81%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	During the year ended December 31, 2007, Oppenheimer Funds, Inc. reimbursed $51,744 to the Fund related to the violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL JPMorgan U.S. Equity Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $212 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.7 million as of June 30, 2011. The monthly average notional amount for these contracts was $3.8 for the period ended June 30, 2011.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$162,267	Payable for variation margin on futures contracts	$—

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/(depreciation) on investments	$(125,289)	$142,333

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	From January 1, 2011 through April 30, 2011, the Manager voluntarily reduced the management fee to 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $2,346 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$331,280,570	$—	$—	$331,280,570
U.S. Treasury Obligations	—	491,916	—	491,916
Short-Term Investment	—	8,717,700	—	8,717,700
Unaffiliated Investment Company	5,444,231	—	—	5,444,231

Total Investment Securities	336,724,801	9,209,616	—	345,934,417

Other Financial Instruments:*
Futures Contracts	162,267	—	—	162,267

Total Investments	$336,887,068	$9,209,616	$—	$346,096,684

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The Fund recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$109,758,959	$111,001,815

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $297,486,463. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$57,501,555
Unrealized depreciation	(9,053,601)

Net unrealized appreciation	$48,447,954

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires	Expires
	12/31/2015	12/31/2016	12/31/2017
AZL JPMorgan U.S. Equity Fund	$60,092,931	$125,099,162	$13,967,218

During the year ended December 31, 2010, the Fund utilized $36,719,070 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL JPMorgan U.S. Equity Fund	$1,631,644	$—	$1,631,644

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL JPMorgan U.S. Equity Fund	$2,280,395	$(199,159,311)	$49,777,258	$(147,101,658)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® MFS Investors Trust Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL MFS Investors Trust Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL MFS Investors Trust Fund	$1,000.00	$1,051.40	$5.34	1.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL MFS Investors Trust Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL MFS Investors Trust Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	2.2%
Air Freight & Logistics	0.4
Automobiles	1.0
Beverages	3.6
Biotechnology	1.1
Building Products	0.9
Capital Markets	6.2
Chemicals	3.5
Commercial Banks	2.7
Communications Equipment	1.6
Computers & Peripherals	5.1
Construction & Engineering	1.1
Consumer Finance	1.2
Diversified Financial Services	4.0
Diversified Telecommunication Services	1.0
Electric Utilities	0.7
Energy Equipment & Services	3.9
Food Products	1.4
Gas Utilities	0.8
Health Care Equipment & Supplies	4.5
Health Care Providers & Services	0.2
Hotels, Restaurants & Leisure	0.2
Household Durables	0.7
Household Products	4.3
Industrial Conglomerates	1.5
Insurance	2.4
Internet Software & Services	2.0
IT Services	4.3
Life Sciences Tools & Services	1.2
Machinery	2.4
Media	3.2
Multi-Utilities	1.5
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	4.5
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	1.9
Software	3.7
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	2.2
Tobacco	1.7
Wireless Telecommunication Services	1.1
Short-Term Investment	2.6
Unaffiliated Investment Company	0.6

102.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (2.2%):
78,994	United Technologies Corp.	$6,991,759

Air Freight & Logistics (0.4%):
23,173	Expeditors International of Washington, Inc.	1,186,226

Automobiles (1.0%):
30,275	Bayerische Motoren Werke AG (BMW)	3,016,462

Beverages (3.6%):
138,498	Diageo plc	2,829,364
74,076	Heineken NV	4,454,956
56,584	PepsiCo, Inc.	3,985,211

		11,269,531

Biotechnology (1.1%):
80,649	Gilead Sciences, Inc.*	3,339,675

Building Products (0.9%):
78,000	Owens Corning, Inc.*	2,913,300

Capital Markets (6.2%):
109,347	Bank of New York Mellon Corp.	2,801,470
16,197	BlackRock, Inc.	3,106,746
128,476	Charles Schwab Corp. (The) ^	2,113,430
31,503	Franklin Resources, Inc.	4,136,029
36,099	Goldman Sachs Group, Inc. (The)	4,804,416
55,162	State Street Corp.	2,487,255

		19,449,346

Chemicals (3.5%):
37,410	Celanese Corp., Series A	1,994,327
24,432	Linde AG	4,283,103
17,831	Monsanto Co.	1,293,461
30,221	Praxair, Inc.	3,275,654

		10,846,545

Commercial Banks (2.7%):
54,725	SunTrust Banks, Inc.	1,411,905
194,222	Wells Fargo & Co.	5,449,869
68,160	Zions Bancorp ^	1,636,522

		8,498,296

Communications Equipment (1.6%):
313,998	Cisco Systems, Inc.	4,901,509

Computers & Peripherals (5.1%):
26,861	Apple, Inc.*	9,016,432
256,739	EMC Corp.*	7,073,159

		16,089,591

Construction & Engineering (1.1%):
55,600	Fluor Corp.	3,595,096

Consumer Finance (1.2%):
75,290	American Express Co.	3,892,493

Diversified Financial Services (4.0%):
447,028	Bank of America Corp.	4,899,427
190,070	JPMorgan Chase & Co.	7,781,466

		12,680,893

Diversified Telecommunication Services (1.0%):
99,839	AT&T, Inc.	3,135,943

Electric Utilities (0.7%):
56,509	American Electric Power Co., Inc.	2,129,259

Energy Equipment & Services (3.9%):
54,360	Cameron International Corp.*	2,733,764
65,037	Halliburton Co.	3,316,887
38,891	National-Oilwell Varco, Inc.	3,041,665
37,555	Schlumberger, Ltd.	3,244,752

		12,337,068

Food Products (1.4%):
35,038	Danone SA	2,614,051
50,406	General Mills, Inc.	1,876,111

		4,490,162

Gas Utilities (0.8%):
57,168	QEP Resources, Inc.	2,391,337

Health Care Equipment & Supplies (4.5%):
37,147	Baxter International, Inc.	2,217,304
44,142	Becton Dickinson & Co.	3,803,716
94,815	Medtronic, Inc.	3,653,222
93,792	St. Jude Medical, Inc.	4,472,003

		14,146,245

Health Care Providers & Services (0.2%):
23,040	VCA Antech, Inc.*	488,448

Hotels, Restaurants & Leisure (0.2%):
307,381	Ladbrokes plc	751,745

Household Durables (0.7%):
30,410	Stanley Black & Decker, Inc.	2,191,040

Household Products (4.3%):
35,396	Colgate-Palmolive Co.	3,093,964
99,646	Procter & Gamble Co. (The)	6,334,496
73,611	Reckitt Benckiser Group plc	4,063,667

		13,492,127

Industrial Conglomerates (1.5%):
50,050	3M Co.	4,747,242

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Insurance (2.4%):
33,690	ACE, Ltd.	$2,217,476
57,660	Aon Corp.	2,957,958
50,670	MetLife, Inc.	2,222,893

		7,398,327

Internet Software & Services (2.0%):
9,253	Google, Inc., Class A*	4,685,534
45,923	VeriSign, Inc. ^	1,536,584

		6,222,118

IT Services (4.3%):
60,525	Accenture plc, Class A	3,656,921
16,490	International Business Machines Corp.	2,828,860
11,910	MasterCard, Inc., Class A	3,588,959
42,098	Visa, Inc., Class A	3,547,177

		13,621,917

Life Sciences Tools & Services (1.2%):
59,130	Thermo Fisher Scientific, Inc.*	3,807,381

Machinery (2.4%):
145,148	Danaher Corp.	7,691,393

Media (3.2%):
63,610	Viacom, Inc., Class B	3,244,110
176,117	Walt Disney Co. (The)	6,875,608

		10,119,718

Multi-Utilities (1.5%):
51,672	Alliant Energy Corp.	2,100,983

Shares or
Principal		Fair
Amount		Value
84,568	Wisconsin Energy Corp.	2,651,207

		4,752,190

Multiline Retail (2.8%):
65,367	Kohl’s Corp.	3,269,004
20,139	Nordstrom, Inc.	945,324
100,298	Target Corp.	4,704,979

		8,919,307

Oil, Gas & Consumable Fuels (7.8%):
25,660	Apache Corp.	3,166,187
56,261	Chevron Corp.	5,785,881
26,324	EOG Resources, Inc.	2,752,174
49,141	Exxon Mobil Corp.	3,999,095
48,567	Hess Corp.	3,630,869
32,570	Kinder Morgan, Inc. ^	935,736
39,322	Occidental Petroleum Corp.	4,091,061

		24,361,003

Pharmaceuticals (4.5%):
113,323	Abbott Laboratories	5,963,057
84,979	Johnson & Johnson Co.	5,652,803
52,751	Teva Pharmaceutical Industries, Ltd., SP ADR	2,543,653

		14,159,513

Road & Rail (1.1%):
44,180	Canadian National Railway Co.	3,529,982

Semiconductors & Semiconductor Equipment (1.9%):
30,187	ASML Holding NV, Registered NYS	1,115,712
102,061	Microchip Technology, Inc.	3,869,132
2,936	Samsung Electronics Co., Ltd.	1,138,145

		6,122,989

Software (3.7%):
49,260	Check Point Software Technologies, Ltd.* ^	2,800,431
267,915	Oracle Corp.	8,817,083

		11,617,514

Specialty Retail (1.7%):
58,110	Hennes & Mauritz AB, B Shares	2,003,460
40,233	Sherwin Williams Co.	3,374,342

		5,377,802

Textiles, Apparel & Luxury Goods (2.2%):
17,248	LVMH Moet Hennessy Louis Vuitton SA	3,103,912
41,498	Nike, Inc., Class B	3,733,990

		6,837,902

Tobacco (1.7%):
79,354	Philip Morris International, Inc.	5,298,467

Wireless Telecommunication Services (1.1%):
64,104	American Tower Corp., Class A*	3,352,639

Total Common Stocks (Cost $256,964,768)		312,161,500

Short-Term Investment (2.6%):
$8,203,965	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	8,203,965

Total Short-Term Investment (Cost $8,203,965)		8,203,965

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Short-Term Investment, continued

Unaffiliated Investment Company (0.6%):
1,883,991	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$1,883,991

Total Unaffiliated Investment Company (Cost $1,883,991)		1,883,991

Total Investments Securities (Cost $267,052,724)(c) — 102.5%		322,249,456
Net other assets (liabilities) — (2.5)%		(7,879,216)

Net Assets — 100.0%		$314,370,240

Percentages indicated are based on net assets as of June 30, 2011.

NYS—New York Shares

SP ADR — Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $8,049,319.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Canada	1.1%
France	1.8
Germany	2.3
Ireland (Republic of)	1.1
Israel	1.7
Netherlands	2.7
Republic of Korea (South)	0.4
Sweden	0.6
Switzerland	0.7
United Kingdom	2.4
United States	85.2

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL MFS
Investors Trust
Fund

Assets:
Investment securities, at cost	$267,052,724

Investment securities, at value*	$322,249,456
Interest and dividends receivable	188,690
Foreign currency, at value (cost $15,026)	15,026
Receivable for capital shares issued	8,939
Receivable for expenses paid indirectly	1,330
Receivable for investments sold	1,535,094
Reclaims receivable	15,181
Prepaid expenses	1,527

Total Assets	324,015,243

Liabilities:
Payable for investments purchased	1,110,218
Payable for capital shares redeemed	39,120
Payable upon return of securities loaned	8,203,965
Manager fees payable	181,131
Administration fees payable	10,279
Distribution fees payable	63,222
Custodian fees payable	4,901
Administrative and compliance services fees payable	2,160
Trustee fees payable	278
Other accrued liabilities	29,729

Total Liabilities	9,645,003

Net Assets	$314,370,240

Net Assets Consist of:
Capital	$287,296,320
Accumulated net investment income/(loss)	3,066,129
Accumulated net realized gains/(losses) from investment transactions	(31,189,499)
Net unrealized appreciation/(depreciation) on investments	55,197,290

Net Assets	$314,370,240

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,053,589
Net Asset Value (offering and redemption price per share)	$14.93

*	Includes securities on loan of $8,049,319.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL MFS
Investors
Trust Fund

Investment Income:
Dividends	$2,844,974
Income from securities lending	31,440
Foreign withholding tax	(61,218)

Total Investment Income	2,815,196

Expenses:
Manager fees	1,181,792
Administration fees	57,215
Distribution fees	393,931
Custodian fees	11,841
Administrative and compliance services fees	6,301
Trustee fees	10,721
Professional fees	12,483
Shareholder reports	15,141
Other expenses	13,892

Total expenses before reductions	1,703,317
Less expenses voluntarily waived/reimbursed by the Manager	(53,993)
Less expenses paid indirectly	(9,115)

Net expenses	1,640,209

Net Investment Income/(Loss)	1,174,987

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	6,640,574
Net realized gains/(losses) on forward currency contracts	60,657
Change in unrealized appreciation/(depreciation) on investments	8,099,592

Net Realized/Unrealized Gains/(Losses) on Investments	14,800,823

Change in Net Assets Resulting From Operations	$15,975,810

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL MFS
	Investors Trust Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,174,987	$1,912,934
Net realized gains/(losses) on investment transactions	6,701,231	8,619,606
Change in unrealized appreciation/(depreciation) on investments	8,099,592	21,620,188

Change in net assets resulting from operations	15,975,810	32,152,728

Dividends to Shareholders:
From net investment income	—	(406,267)

Change in net assets resulting from dividends to shareholders	—	(406,267)

Capital Transactions:
Proceeds from shares issued	9,584,456	30,610,308
Proceeds from dividends reinvested	—	406,267
Value of shares redeemed	(25,785,642)	(102,789,053)

Change in net assets resulting from capital transactions	(16,201,186)	(71,772,478)

Change in net assets	(225,376)	(40,026,017)
Net Assets:
Beginning of period	314,595,616	354,621,633

End of period	$314,370,240	$314,595,616

Accumulated net investment income/(loss)	$3,066,129	$1,891,142

Share Transactions:
Shares issued	650,599	2,349,721
Dividends reinvested	—	31,990
Shares redeemed	(1,754,842)	(7,897,252)

Change in shares	(1,104,243)	(5,515,541)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended June 30,	Year Ended December 31,
	2011	2010		2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$14.20	$12.81		$8.44	$14.85	$13.92	$12.35

Investment Activities:
Net Investment Income/(Loss)	0.06	0.10		0.02	—(a )	0.02	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.67	1.31		4.35	(5.77)	1.45	1.55

Total from Investment Activities	0.73	1.41		4.37	(5.77)	1.47	1.58

Dividends to Shareholders From:
Net Investment Income	—	(0.02)		—(a )	(0.01)	(0.03)	—
Net Realized Gains	—	—		—	(0.63)	(0.51)	(0.01)

Total Dividends	—	(0.02)		—(a )	(0.64)	(0.54)	(0.01)

Net Asset Value, End of Period	$14.93	$14.20		$12.81	$8.44	$14.85	$13.92

Total Return(b)(c)	5.14%	11.01%		51.80%	(40.11)%	10.73%	12.79%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$314,370	$314,596		$354,622	$272,746	$383,239	$314,449
Net Investment Income/(Loss)(d)	0.75%	0.62%		0.15%	0.02%	0.11%	0.28%
Expenses Before Reductions(d)(e)	1.08%	1.10%		1.10%	1.11%	1.12%	1.15%
Expenses Net of Reductions(d)	1.04%	1.06%		1.04%	1.03%	1.04%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.05%	1.06%		1.07%	1.08%	1.07%	1.11%
Portfolio Turnover Rate(c)	14%	21	%(g)	193%	144%	120%	129%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Effective October 26, 2009, the Subadviser changed from Jennison Associates LLC to Massachusetts Financial Services Company (“MFS”). Implementation of MFS’ investment strategy has contributed to a lower portfolio turnover rate for the year ended December 31, 2010 as compared to prior years.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL MFS Investors Trust Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,113 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2011, the Fund did not hold any foreign currency exchange contracts. During the period ended June 30, 2011, the Fund had limited activities in these transactions.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2011.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains/(losses) on forward currency transactions/change in unrealized appreciation/(depreciation) on investments	$60,657	$199

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Investors Trust Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $2,252 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$3,016,462	$—	$—
Beverages	3,985,211	7,284,320	—	11,269,531
Chemicals	6,563,442	4,283,103	—	10,846,545
Food Products	1,876,111	2,614,051	—	4,490,162
Hotels, Restaurants & Leisure	—	751,745	—	751,745
Household Products	9,428,460	4,063,667	—	13,492,127
Semiconductors & Semiconductor Equipment	4,984,844	1,138,145	—	6,122,989
Specialty Retail	3,374,342	2,003,460	—	5,377,802
Textiles, Apparel & Luxury Goods	3,103,912	3,733,990	—	6,837,902
All Other Common Stocks+	252,972,697	—	—	252,972,697
Short-Term Investment	—	8,203,965	—	8,203,965
Unaffiliated Investment Company	1,883,991	—	—	1,883,991

Total Investment Securities	$288,173,010	$34,076,446	$—	$322,249,456

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Investors Trust Fund	$44,611,489	$58,321,864

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $268,098,037. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$61,673,630
Unrealized depreciation	(7,522,211)

Net unrealized appreciation	$54,151,419

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL MFS Investors Trust Fund	$23,864,218	$12,881,114

During the year ended December 31, 2010, the Fund utilized $8,258,488 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $915 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL MFS Investors Trust Fund	$406,267	$—	$406,267

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL MFS Investors Trust Fund	$1,892,056	$(36,746,247)	$45,952,301	$11,098,110

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Mid Cap Index Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Mid Cap Index Fund	$1,000.00	$1,082.30	$3.10	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Mid Cap Index Fund	$1,000.00	$1,021.82	$3.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Mid Cap Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	0.7%
Air Freight & Logistics	0.2
Airlines	0.3
Auto Components	1.1
Automobiles	0.1
Beverages	0.5
Biotechnology	1.1
Building Products	0.2
Capital Markets	2.0
Chemicals	3.5
Commercial Banks	3.3
Commercial Services & Supplies	1.6
Communications Equipment	1.5
Computers & Peripherals	0.6
Construction & Engineering	1.3
Construction Materials	0.3
Containers & Packaging	1.8
Distributors	0.5
Diversified Consumer Services	1.0
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.3
Electric Utilities	1.7
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	3.0
Food & Staples Retailing	0.4
Food Products	2.3
Gas Utilities	2.0
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	3.4
Health Care Technology	0.3
Hotels, Restaurants & Leisure	1.4
Household Durables	1.5
Household Products	1.1
Industrial Conglomerates	0.2%
Insurance	4.0
Internet Software & Services	1.1
IT Services	2.1
Leisure Equipment & Products	0.4
Life Sciences Tools & Services	1.6
Machinery	5.7
Marine	0.6
Media	0.9
Metals & Mining	1.3
Multi-Utilities	1.8
Multiline Retail	0.9
Office Electronics	0.2
Oil, Gas & Consumable Fuels	3.9
Paper & Forest Products	0.4
Pharmaceuticals	1.2
Professional Services	1.0
Real Estate Investment Trusts (REITs)	7.7
Real Estate Management & Development	0.3
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	3.3
Software	4.6
Specialty Retail	3.3
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	1.1
Tobacco	0.1
Trading Companies & Distributors	0.5
Water Utilities	0.3
Wireless Telecommunication Services	0.2
Short-Term Investment	7.2
Unaffiliated Investment Company	1.3

107.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.6%):
Aerospace & Defense (0.7%):
5,577	Alliant Techsystems, Inc.	$397,807
17,141	BE Aerospace, Inc.*	699,524
3,194	Triumph Group, Inc.	318,059

		1,415,390

Air Freight & Logistics (0.2%):
17,063	UTI Worldwide, Inc.	335,970

Airlines (0.3%):
5,956	Alaska Air Group, Inc.*	407,748
34,267	JetBlue Airways Corp.*	209,028

		616,776

Auto Components (1.1%):
18,078	BorgWarner, Inc.*	1,460,522
23,728	Gentex Corp.	717,297

		2,177,819

Automobiles (0.1%):
7,125	Thor Industries, Inc.	205,485

Beverages (0.5%):
11,355	Hansen Natural Corp.*	919,187

Biotechnology (1.1%):
8,521	United Therapeutics Corp.*	469,507
34,081	Vertex Pharmaceuticals, Inc.*	1,771,871

		2,241,378

Building Products (0.2%):
7,479	Lennox International, Inc.	322,121

Capital Markets (2.0%):
8,568	Affiliated Managers Group, Inc.*	869,224
32,567	Apollo Investment Corp.	332,509
19,428	Eaton Vance Corp.^	587,308
4,268	Greenhill & Co., Inc.^	229,704
23,757	Jefferies Group, Inc.	484,643
16,553	Raymond James Financial, Inc.	532,179
24,077	SEI Investments Co.	541,973
14,392	Waddell & Reed Financial, Inc., Class A	523,149

		4,100,689

Chemicals (3.5%):
15,096	Albemarle Corp.	1,044,643
12,997	Ashland, Inc.	839,866
10,900	Cabot Corp.	434,583
8,179	Cytec Industries, Inc.	467,757
7,420	Intrepid Potash, Inc.*	241,150
10,623	Lubrizol Corp.	1,426,350
3,080	Minerals Technologies, Inc.	204,173
1,597	NewMarket Corp.	272,624
13,311	Olin Corp.	301,627
21,745	RPM International, Inc.	500,570
7,480	Scotts Miracle-Gro Co. (The), Class A	383,799
8,361	Sensient Technologies Corp.	309,943
15,571	Valspar Corp. (The)	561,490

		6,988,575

Commercial Banks (3.3%):
28,809	Associated Banc-Corp.	400,445
12,466	BancorpSouth, Inc.	154,703
7,960	Bank of Hawaii Corp.^	370,299
13,254	Cathay General Bancorp	217,233
7,867	City National Corp.	426,785
12,688	Commerce Bancshares, Inc.	545,584
10,031	Cullen/Frost Bankers, Inc.^	570,262
24,721	East West Bancorp, Inc.	499,611
18,247	FirstMerit Corp.	301,258
33,123	Fulton Financial Corp.	354,747
8,757	Hancock Holding Co.	271,292
8,464	International Bancshares Corp.	141,603
7,794	Prosperity Bancshares, Inc.	341,533
7,129	SVB Financial Group*^	425,673
107,773	Synovus Financial Corp.^	224,168
26,536	TCF Financial Corp.^	366,197
9,555	Trustmark Corp.^	223,683
28,234	Valley National Bancorp^	384,265
12,293	Webster Financial Corp.	258,399
4,837	Westamerica Bancorp	238,222

		6,715,962

Commercial Services & Supplies (1.6%):
7,796	Brink’s Co. (The)	232,555
3,828	Clean Harbors, Inc.*	395,241
9,932	Copart, Inc.*	462,831
17,899	Corrections Corp. of America*	387,513
8,642	Deluxe Corp.	213,544
9,586	Herman Miller, Inc.	260,931
7,221	HNI Corp.	181,391
5,213	Mine Safety Appliances Co.	194,653
10,692	Rollins, Inc.	217,903
18,609	Waste Connections, Inc.	590,464

		3,137,026

Communications Equipment (1.5%):
10,750	ADTRAN, Inc.	416,133
15,793	Ciena Corp.*	290,275
8,036	Plantronics, Inc.	293,555
14,535	Polycom, Inc.*	934,600
25,300	Riverbed Technology, Inc.*	1,001,627

		2,936,190

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Computers & Peripherals (0.6%):
10,900	Diebold, Inc.	$338,009
26,441	NCR Corp.*	499,470
17,504	QLogic Corp.*	278,664

		1,116,143

Construction & Engineering (1.3%):
19,864	Aecom Technology Corp.*	543,082
5,443	Granite Construction, Inc.	133,517
24,962	KBR, Inc.	940,818
12,002	Shaw Group, Inc.*	362,580
13,071	URS Corp.*	584,796

		2,564,793

Construction Materials (0.3%):
7,578	Martin Marietta Materials, Inc.^	606,013

Containers & Packaging (1.8%):
11,008	AptarGroup, Inc.	576,159
5,181	Greif, Inc., Class A	336,920
16,724	Packaging Corp. of America	468,105
11,312	Rock-Tenn Co., Class A	750,438
8,155	Silgan Holdings, Inc.	334,110
16,331	Sonoco Products Co.	580,404
18,005	Temple-Inland, Inc.	535,469

		3,581,605

Distributors (0.5%):
24,251	LKQ Corp.*	632,709
4,708	Watsco, Inc.	320,097

		952,806

Diversified Consumer Services (1.0%):
10,514	Career Education Corp.*^	222,371
3,844	ITT Educational Services, Inc.*	300,754
4,958	Matthews International Corp., Class A	199,064
9,199	Regis Corp.	140,929
39,697	Service Corp. International	463,661
11,229	Sotheby’s	488,461
2,035	Strayer Education, Inc.	257,204

		2,072,444

Diversified Financial Services (0.4%):
19,970	MSCI, Inc., Class A*	752,470

Diversified Telecommunication Services (0.3%):
25,114	TW Telecom, Inc.*	515,590

Electric Utilities (1.7%):
10,136	Cleco Corp.	353,240
19,439	DPL, Inc.	586,280
22,599	Great Plains Energy, Inc.	468,477
15,840	Hawaiian Electric Industries, Inc.	381,111
8,238	IDACORP, Inc.	325,401
39,206	NV Energy, Inc.	601,812
14,493	PNM Resources, Inc.	242,613
18,952	Westar Energy, Inc.	509,998

		3,468,932

Electrical Equipment (1.7%):
7,199	Acuity Brands, Inc.^	401,560
26,508	AMETEK, Inc.	1,190,209
9,882	Hubbell, Inc., Class B	641,836
6,423	Regal-Beloit Corp.	428,864
8,715	Thomas & Betts Corp.*	469,303
9,833	Woodward, Inc.	342,778

		3,474,550

Electronic Equipment, Instruments & Components (2.2%):
19,074	Arrow Electronics, Inc.*	791,571
25,073	Avnet, Inc.*	799,327
26,848	Ingram Micro, Inc., Class A*	487,023
6,748	Itron, Inc.*	324,984
14,837	National Instruments Corp.	440,510
7,745	Tech Data Corp.*	378,653
20,161	Trimble Navigation, Ltd.*	799,182
27,498	Vishay Intertechnology, Inc.*^	413,570

		4,434,820

Energy Equipment & Services (3.0%):
9,369	Atwood Oceanics, Inc.*	413,454
3,157	CARBO Ceramics, Inc.	514,433
13,100	Dresser-Rand Group, Inc.*	704,125
5,727	Dril-Quip, Inc.*	388,462
10,695	Exterran Holdings, Inc.*^	212,082
17,713	Helix Energy Solutions Group, Inc.*	293,327
18,041	Oceaneering International, Inc.	730,660
8,515	Oil States International, Inc.*	680,434
25,685	Patterson-UTI Energy, Inc.	811,903
13,280	Superior Energy Services, Inc.*	493,219
8,623	Tidewater, Inc.^	464,004
6,646	Unit Corp.*	404,941

Food & Staples Retailing (0.4%):
9,089	BJ’s Wholesale Club, Inc.*	457,631
7,140	Ruddick Corp.	310,876

		768,507

Food Products (2.3%):
12,683	Corn Products International, Inc.	701,116
18,743	Flowers Foods, Inc.^ ^	413,085
20,662	Green Mountain Coffee Roasters, Inc.*^	1,844,290
3,061	Lancaster Colony Corp.	186,170
9,034	Ralcorp Holdings, Inc.*	782,164

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products, continued

27,215	Smithfield Foods, Inc.*	$595,192
3,987	Tootsie Roll Industries, Inc.^	116,659

		4,638,676

Gas Utilities (2.0%):
12,797	AGL Resources, Inc.	520,966
15,060	Atmos Energy Corp.	500,745
11,981	Energen Corp.	676,927
13,628	National Fuel Gas Co.	992,118
29,503	Questar Corp.	522,498
18,292	UGI Corp.	583,332
8,515	WGL Holdings, Inc.	327,742

		4,124,328

Health Care Equipment & Supplies (3.1%):
7,690	Cooper Cos., Inc. (The)	609,356
7,845	Gen-Probe, Inc.*	542,482
10,500	Hill-Rom Holdings, Inc.	483,420
43,039	Hologic, Inc.*	868,097
9,532	IDEXX Laboratories, Inc.*	739,302
11,756	Immucor, Inc.*	240,057
10,238	Kinetic Concepts, Inc.*	590,016
9,981	Masimo Corp.	296,236
25,419	ResMed, Inc.*^	786,718
9,844	STERIS Corp.	344,343
6,695	Teleflex, Inc.	408,797
9,510	Thoratec Corp.*	312,118

		6,220,942

Health Care Providers & Services (3.4%):
8,298	Catalyst Health Solutions, Inc.*	463,195
15,672	Community Health Systems, Inc.*	402,457
42,085	Health Management Associates, Inc., Class A*	453,676
15,043	Health Net, Inc.*	483,181
15,214	Henry Schein, Inc.*	1,089,170
8,659	Kindred Healthcare, Inc.*	185,909
8,761	LifePoint Hospitals, Inc.*	342,380
15,791	Lincare Holdings, Inc.	462,203
7,865	MEDNAX, Inc.*	567,774
18,998	Omnicare, Inc.	605,846
10,596	Owens & Minor, Inc.	365,456
16,040	Universal Health Services, Inc., Class B	826,541
14,366	VCA Antech, Inc.*	304,559
7,075	WellCare Health Plans, Inc.*	363,726

		6,916,073

Health Care Technology (0.3%):
31,621	Allscripts Healthcare Solutions, Inc.*	614,080

Hotels, Restaurants & Leisure (1.4%):
7,205	Bally Technologies, Inc.*	293,099
4,863	Bob Evans Farms, Inc.	170,059
14,095	Brinker International, Inc.	344,764
9,688	Cheesecake Factory, Inc. (The)*	303,913
4,733	International Speedway Corp., Class A	134,465
7,065	Life Time Fitness, Inc.*^	281,964
5,056	Panera Bread Co., Class A*	635,337
10,061	Scientific Games Corp.*	104,031
53,914	Wendy’s/Arby’s Group, Inc., Class A	273,344
9,563	WMS Industries, Inc.*	293,775

		2,834,751

Household Durables (1.5%):
6,852	American Greetings Corp., Class A	164,722
11,472	KB Home	112,196
6,393	M.D.C. Holdings, Inc.^	157,524
9,225	Mohawk Industries, Inc.*^	553,408
966	NVR, Inc.*	700,814
7,183	Ryland Group, Inc. (The)	118,735
24,410	Toll Brothers, Inc.*	506,263
10,245	Tupperware Brands Corp.	691,025

		3,004,687

Household Products (1.1%):
12,024	Aaron’s, Inc.	339,798
23,550	Church & Dwight Co., Inc.	954,717
11,444	Energizer Holdings, Inc.*	828,088

		2,122,603

Industrial Conglomerates (0.2%):
10,175	Carlisle Cos., Inc.	500,915

Insurance (4.0%):
12,594	American Financial Group, Inc.	449,480
18,412	Arthur J. Gallagher & Co.	525,478
11,767	Aspen Insurance Holdings, Ltd.	302,765
19,539	Brown & Brown, Inc.	501,371
18,145	CoreLogic, Inc.*	303,203
9,024	Everest Re Group, Ltd.	737,712
36,571	Fidelity National Financial, Inc., Class A	575,628
17,577	First American Financial Corp.	275,080
7,590	Hanover Insurance Group, Inc. (The)	286,219
18,623	HCC Insurance Holdings, Inc.	586,624
5,959	Mercury General Corp.	235,321

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

42,396	Old Republic International Corp.	$498,153
14,247	Protective Life Corp.	329,533
12,286	Reinsurance Group of America, Inc.	747,726
7,554	StanCorp Financial Group, Inc.	318,703
10,385	Transatlantic Holdings, Inc.	508,969
8,191	Unitrin, Inc.	243,027
19,307	W.R. Berkley Corp.	626,319

		8,051,311

Internet Software & Services (1.1%):
17,775	AOL, Inc.*^ ^	353,012
6,637	Digital River, Inc.*	213,446
7,701	Equinix, Inc.*^	777,955
16,350	Rackspace Hosting, Inc.*^	698,799
13,079	ValueClick, Inc.*	217,111

		2,260,323

IT Services (2.1%):
13,035	Acxiom Corp.*	170,889
8,481	Alliance Data Systems Corp.*	797,808
20,569	Broadridge Financial Solutions, Inc.	495,096
20,280	Convergys Corp.*	276,619
5,973	DST Systems, Inc.	315,374
14,174	Gartner, Inc.*	571,070
13,309	Global Payments, Inc.	678,759
14,356	Lender Processing Services, Inc.	300,184
3,823	ManTech International Corp., Class A	169,818
9,101	NeuStar, Inc., Class A*	238,446
7,227	SRA International, Inc., Class A*	223,459

		4,237,522

Leisure Equipment & Products (0.4%):
43,476	Eastman Kodak Co.*^	155,644
5,637	Polaris Industries, Inc.	626,665

		782,309

Life Sciences Tools & Services (1.6%):
3,258	Bio-Rad Laboratories, Inc., Class A*	388,875
8,587	Charles River Laboratories International, Inc.*	349,062
9,939	Covance, Inc.*^	590,078
5,291	Mettler-Toledo International, Inc.*	892,433
18,824	Pharmaceutical Product Development, Inc.	505,236
6,172	Techne Corp.	514,560

		3,240,244

Machinery (5.7%):
15,760	AGCO Corp.*	777,914
13,430	Bucyrus International, Inc., Class A	1,230,994
7,662	Crane Co.	378,579
12,547	Donaldson Co., Inc.	761,352
8,690	Gardner Denver, Inc.	730,395
10,111	Graco, Inc.	512,223
13,410	Harsco Corp.	437,166
13,777	IDEX Corp.	631,675
13,390	Kennametal, Inc.	565,192
14,061	Lincoln Electric Holdings, Inc.	504,087
11,186	Nordson Corp.	613,552
15,142	Oshkosh Corp.*	438,209
16,360	Pentair, Inc.	660,290
8,478	SPX Corp.	700,792
18,273	Terex Corp.*	519,867
13,508	Timken Co.	680,803
13,281	Trinity Industries, Inc.	463,241
3,557	Valmont Industries, Inc.	342,859
7,894	Wabtec Corp.	518,794

		11,467,984

Marine (0.6%):
6,914	Alexander & Baldwin, Inc.	332,978
8,108	Huntington Ingalls Industries, Inc.*	279,726
8,922	Kirby Corp.*	505,610

		1,118,314

Media (0.9%):
9,513	AMC Networks, Inc., Class A*(a)	413,815
11,863	DreamWorks Animation SKG, Inc., Class A*	238,446
7,782	John Wiley & Sons, Inc.	404,742
9,619	Lamar Advertising Co.*	263,272
6,114	Meredith Corp.^	190,329
19,419	New York Times Co. (The), Class A*^	169,334
3,883	Scholastic Corp.	103,288

		1,783,226

Metals & Mining (1.3%):
7,317	Carpenter Technology Corp.	422,045
19,289	Commercial Metals Co.	276,797
5,465	Compass Minerals International, Inc.	470,372

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued

12,437	Reliance Steel & Aluminum Co.	$617,497
36,307	Steel Dynamics, Inc.	589,989
9,331	Worthington Industries, Inc.	215,546

		2,592,246

Multi-Utilities (1.8%):
18,442	Alliant Energy Corp.	749,852
6,597	Black Hills Corp.	198,504
31,383	MDU Resources Group, Inc.	706,118
17,001	NSTAR	781,706
16,076	OGE Energy Corp.	808,944
13,584	Vectren Corp.	378,450

		3,623,574

Multiline Retail (0.9%):
8,011	99 Cents Only Stores*	162,143
20,177	Dollar Tree, Inc.*	1,344,192
27,315	Saks, Inc.*	305,108

		1,811,443

Office Electronics (0.2%):
9,117	Zebra Technologies Corp., Class A*	384,464

Oil, Gas & Consumable Fuels (3.9%):
34,965	Arch Coal, Inc.	932,167
7,845	Bill Barrett Corp.*	363,616
14,106	Cimarex Energy Co.	1,268,411
7,966	Comstock Resources, Inc.*^	229,341
18,939	Forest Oil Corp.*	505,861
17,625	Frontier Oil Corp.	569,464
8,741	Holly Corp.	606,625
9,156	Northern Oil & Gas, Inc.*^	202,805
4,324	Overseas Shipholding Group, Inc.	116,489
15,175	Patriot Coal Corp.*	337,795
23,213	Plains Exploration & Production Co.*	884,880
19,626	Quicksilver Resources, Inc.*^	289,680
10,577	SM Energy Co.	777,198
20,481	Southern Union Co.	822,312

		7,906,644

Paper & Forest Products (0.4%):
6,821	Domtar Corp.	646,085
21,281	Louisiana-Pacific Corp.*	173,227

		819,312

Pharmaceuticals (1.2%):
19,157	Endo Pharmaceuticals Holdings, Inc.*	769,537
10,301	Medicis Pharmaceutical Corp., Class A	393,189
13,773	Perrigo Co.	1,210,233

		2,372,959

Professional Services (1.0%):
5,773	Corporate Executive Board Co.	251,992
7,028	FTI Consulting, Inc.*^	266,642
7,868	Korn/Ferry International*	173,017
13,663	Manpower, Inc.	733,020
7,524	Towers Watson & Co., Class A	494,402

		1,919,073

Real Estate Investment Trusts (REITs) (7.7%):
10,155	Alexandria Real Estate Equities, Inc.	786,200
12,031	BRE Properties, Inc.	600,106
11,530	Camden Property Trust	733,539
11,820	Corporate Office Properties Trust	367,720
17,240	Cousins Properties, Inc.	147,230
41,995	Duke Realty Corp.	588,350
10,370	Equity One, Inc.	193,297
5,353	Essex Property Trust, Inc.	724,207
10,246	Federal Realty Investment Trust	872,754
10,015	Highwoods Properties, Inc.^	331,797
20,520	Hospitality Properties Trust	497,610
19,157	Liberty Property Trust	624,135
21,599	Macerich Co. (The)	1,155,546
14,453	Mack-Cali Realty Corp.	476,082
20,818	Nationwide Health Properties, Inc.	862,073
16,891	OMEGA Healthcare Investors, Inc.	354,880
6,713	Potlatch Corp.	236,768
13,332	Rayonier, Inc.	871,246
20,827	Realty Income Corp.	697,496
14,944	Regency Centers Corp.	657,088
24,878	Senior Housing Properties Trust	582,394
13,658	SL Green Realty Corp.	1,131,838
9,288	Taubman Centers, Inc.	549,850
31,196	UDR, Inc.	765,862
20,130	Weingarten Realty Investors^	506,471

		15,314,539

Real Estate Management & Development (0.3%):
7,136	Jones Lang LaSalle, Inc.	672,925

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Road & Rail (1.3%):
9,212	Con-way, Inc.	$357,518
14,208	J.B. Hunt Transport Services, Inc.	669,055
18,068	Kansas City Southern Industries, Inc.*	1,071,974
7,959	Landstar System, Inc.	369,934
7,441	Werner Enterprises, Inc.^	186,397

		2,654,878

Semiconductors & Semiconductor Equipment (3.3%):
75,315	Atmel Corp.*	1,059,682
18,198	Cree, Inc.*	611,271
27,932	Cypress Semiconductor Corp.	590,482
21,211	Fairchild Semiconductor International, Inc.*	354,436
24,631	Integrated Device Technology, Inc.*^	193,600
11,651	International Rectifier Corp.*	325,878
20,988	Intersil Corp., Class A^	269,696
20,494	Lam Research Corp.*	907,474
46,274	RF Micro Devices, Inc.*	283,197
10,901	Semtech Corp.*	298,033
7,437	Silicon Laboratories, Inc.*^	306,851
30,950	Skyworks Solutions, Inc.*	711,231
12,536	Varian Semiconductor Equipment Associates, Inc.*	770,212

		6,682,043

Software (4.6%):
5,615	ACI Worldwide, Inc.*	189,619
5,168	Advent Software, Inc.*	145,583
15,079	Ansys, Inc.*	824,369
44,706	Cadence Design Systems, Inc.*	472,095
7,798	Concur Technologies, Inc.*^	390,446
7,670	FactSet Research Systems, Inc.	784,794
6,698	Fair Isaac Corp.	202,280
17,437	Informatica Corp.*	1,018,844
14,350	Jack Henry & Associates, Inc.	430,643
18,571	Mentor Graphics Corp.*	237,894
13,483	Micros Systems, Inc.*	670,240
19,735	Parametric Technology Corp.*	452,523
10,121	Quest Software, Inc.*	230,050
18,596	Rovi Corp.*	1,066,667
11,744	Solera Holdings, Inc.	694,775
24,382	Synopsys, Inc.*	626,861
26,880	TIBCO Software, Inc.*	780,058

		9,217,741

Specialty Retail (3.3%):
12,571	Advance Auto Parts, Inc.^	735,278
13,510	Aeropostale, Inc.*^	236,425
32,393	American Eagle Outfitters, Inc.	413,011
6,323	Barnes & Noble, Inc.	104,835
29,388	Chico’s FAS, Inc.	447,579
9,954	Collective Brands, Inc.*	146,224
14,955	Dick’s Sporting Goods, Inc.*	575,020
25,217	Foot Locker, Inc.	599,156
10,620	Guess?, Inc.	446,677
47,474	Office Depot, Inc.*	200,340
18,629	PetSmart, Inc.	845,198
17,533	RadioShack Corp.	233,364
10,576	Rent-A-Center, Inc.	323,203
11,882	Tractor Supply Co.	794,668
17,451	Williams-Sonoma, Inc.	636,787

		6,737,765

Textiles, Apparel & Luxury Goods (2.2%):
8,653	Ann, Inc.*	225,843
11,487	Ascena Retail Group, Inc.*	391,132
6,332	Deckers Outdoor Corp.*	558,102
8,236	Fossil, Inc.*	969,542
16,044	Hanesbrands, Inc.*	458,056
9,496	J. Crew Group, Inc.*#	—
11,194	Phillips-Van Heusen Corp.	732,871
6,572	Timberland Co., Class A*	282,399
5,931	Under Armour, Inc., CLASS - A*^	458,526
7,314	Warnaco Group, Inc. (The)*	382,157

		4,458,628

Thrifts & Mortgage Finance (1.1%):
13,282	Astoria Financial Corp.	169,877
50,402	First Niagara Financial Group, Inc.	665,306
72,035	New York Community Bancorp, Inc.	1,079,805
18,553	Washington Federal, Inc.	304,826

		2,219,814

Tobacco (0.1%):
3,850	Universal Corp.	145,030

Shares or
Principal		Fair
Amount		Value
Trading Companies & Distributors (0.5%):
7,750	GATX Corp.	$287,680
7,387	MSC Industrial Direct Co., Inc., Class A	489,832
10,449	United Rentals, Inc.*^	265,405

		1,042,917

Water Utilities (0.3%):
23,040	Aqua America, Inc.	506,419

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued

Wireless Telecommunication Services (0.2%):
15,156	Telephone and Data Systems, Inc.	$471,049

Total Common Stocks (Cost $162,925,779)		198,004,036

Short-Term Investment (7.2%):
$14,475,056	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	14,475,056

Total Short-Term Investment (Cost $14,475,056)		14,475,056

Unaffiliated Investment Company (1.3%):
2,571,064	Dreyfus Treasury Prime Cash Management, 0.00%(c)	2,571,064

Total Unaffiliated Investment Company (Cost $2,571,064)		2,571,064

Total Investment Securities (Cost $179,971,899)(d) — 107.1%		215,050,156
Net other assets (liabilities) — (7.1)%		(14,225,433)

Net Assets — 100.0%		$200,824,723

Percentages indicated are based on net assets as of June 30, 2011.

#	Security issued in connection with a pending litigation settlement.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $14,206,715.

(a)	Security purchased on a “when-issued” basis. The cost of securities was $163,138.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	The rate represents the effective yield at June 30, 2011.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $227,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)

S&P 400 Index E-Mini September Futures	Long	9/16/11	29	$2,831,850	$95,628

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Mid Cap
Index Fund

Assets:
Investment securities, at cost	$179,971,899

Investment securities, at value*	$215,050,156
Segregated cash for collateral	227,000
Interest and dividends receivable	149,645
Receivable for capital shares issued	31,423
Receivable for investments sold	1,218,885
Receivable for variation margin on futures contracts	15,510
Prepaid expenses	848

Total Assets	216,693,467

Liabilities:
Payable for investments purchased	1,291,482
Payable for capital shares redeemed	275
Payable upon return of securities loaned	14,475,056
Manager fees payable	41,660
Administration fees payable	6,776
Distribution fees payable	39,662
Custodian fees payable	5,383
Administrative and compliance services fees payable	1,238
Trustee fees payable	159
Other accrued liabilities	7,053

Total Liabilities	15,868,744

Net Assets	$200,824,723

Net Assets Consist of:
Capital	$153,996,735
Accumulated net investment income/(loss)	1,360,695
Accumulated net realized gains/(losses) from investment transactions	10,293,408
Net unrealized appreciation/(depreciation) on investments	35,173,885

Net Assets	$200,824,723

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,473,804
Net Asset Value (offering and redemption price per share)	$17.50

*	Includes securities on loan of $14,206,715.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Mid Cap
Index Fund

Investment Income:
Interest	$217
Dividends	1,148,816
Income from securities lending	4,109

Total Investment Income	1,153,142

Expenses:
Manager fees	226,414
Administration fees	38,052
Distribution fees	226,414
Custodian fees	13,304
Administrative and compliance services fees	3,410
Trustee fees	5,678
Professional fees	6,350
Shareholder reports	3,053
Recoupment of prior expenses reimbursed by the Manager	10,039
Other expenses	10,680

Total expenses	543,394

Net Investment Income/(Loss)	609,748

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,130,268
Net realized gains/(losses) on futures contracts	157,936
Change in unrealized appreciation/(depreciation) on investments	9,440,615

Net Realized/Unrealized Gains/(Losses) on Investments	12,728,819

Change in Net Assets Resulting From Operations	$13,338,567

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Mid Cap Index Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$609,748	$750,948
Net realized gains/(losses) on investment transactions	3,288,204	7,228,092
Change in unrealized appreciation/(depreciation) on investments	9,440,615	15,396,510

Change in net assets resulting from operations	13,338,567	23,375,550

Dividends to Shareholders:
From net investment income	—	(332,765)
From net realized gains on investments	—	(748,869)

Change in net assets resulting from dividends to shareholders	—	(1,081,634)

Capital Transactions:
Proceeds from shares issued	44,597,191	104,238,155
Proceeds from dividends reinvested	—	1,081,634
Value of shares redeemed	(12,106,420)	(37,828,780)

Change in net assets resulting from capital transactions	32,490,771	67,491,009

Change in net assets	45,829,338	89,784,925
Net Assets:
Beginning of period	154,995,385	65,210,460

End of period	$200,824,723	$154,995,385

Accumulated net investment income/(loss)	$1,360,695	$750,947

Share Transactions:
Shares issued	2,594,440	7,178,404
Dividends reinvested	—	78,209
Shares redeemed	(704,446)	(2,654,539)

Change in shares	1,889,994	4,602,074

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,
	2011	2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$16.17	$13.09	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04	0.05	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.29	3.16	3.03

Total from Investment Activities	1.33	3.21	3.09

Dividends to Shareholders From:
Net Investment Income	—	(0.04)	—
Net Realized Gains	—	(0.09)	—
Total Dividends	—	(0.13)	—

Net Asset Value, End of Period	$17.50	$16.17	$13.09

Total Return(b)(c)	8.23%	24.67%	30.90%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$200,825	$154,995	$65,210
Net Investment Income/(Loss)(d)	0.67%	0.71%	1.12%
Expenses Before Reductions(d)(e)	0.60%	0.61%	0.66%
Expenses Net of Reductions(d)	0.60%	0.60%	0.60%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.60%	N/A %	N/A %
Portfolio Turnover Rate(c)	7%	34%	27%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Mid Cap Index Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $414 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.7 million as of June 30, 2011. The monthly average notional amount for these contracts was $5.0 for the period ended June 30, 2011.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts*	$95,628	Payable for variation margin on futures contracts*	$—

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/(depreciation) on investments	$157,936	$54,187

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

		Annual
	Annual Rate	Expense Limit*
AZL Mid Cap Index Fund	0.25%	0.71%

*	Prior to May 1, 2011 the Annual Expense Limit was 0.60%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Mid Cap Index Fund	$17,584	$15,938

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,211 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$198,004,036	$—	$—	$198,004,036
Short-Term Investment	—	14,475,056
Unaffiliated Investment Company	2,571,064	—	—	2,571,064

Total Investment Securities	200,575,100	14,475,056	—	200,575,100

Other Financial Instruments:*
Futures Contracts	95,628	—	—	95,628

Total Investments	$200,670,728	$14,475,056	$—	$200,670,728

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$47,170,693	$11,855,381

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $180,473,998. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$38,780,543
Unrealized depreciation	(4,204,385)

Net unrealized appreciation	$34,576,158

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Mid Cap Index Fund	$845,670	$235,964	$1,081,634

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Mid Cap Index Fund	$5,136,418	$3,104,521	$8,240,939	$—	$25,248,482	$33,489,421

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Money Market Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Money Market Fund	$1,000.00	$1,000.00	$1.49	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Money Market Fund	$1,000.00	$1,023.31	$1.51	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Money Market Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Commercial Banks	39.8%
Diversified Financial Services	36.8
Municipal Bonds	12.2
U.S. Government Agency Mortgages	5.4
U.S. Treasury Obligations	5.8
Unaffiliated Investment Company	— ^

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (38.0%):
Commercial Banks (33.7%):
$15,000,000	Bank of Montreal, 0.27%, 7/25/11(a)	$15,000,000
5,000,000	Bank of Montreal, 0.24%, 7/29/11(a)	5,000,000
15,000,000	Bank of Nova Scotia, NY, 0.25%, 12/21/11	15,000,000
10,000,000	Bank of Tokyo-Mitsubishi UFJ, 0.25%, 9/13/11	10,000,000
15,000,000	BNP Paribas, NY, 0.32%, 9/2/11	15,000,000
5,145,000	Canadian Imperial Bank of Commerce, NY, 0.24%, 7/18/11(a)	5,145,000
22,513,000	Deutsche Bank, NY, 0.01%, 7/1/11(b)(c)	22,513,000
7,500,000	Deutsche Bank, NY, 0.26%, 7/5/11(a)	7,500,000
6,000,000	Deutsche Bank, NY, 0.31%, 10/3/11	6,000,000
8,880,000	Lloyds TSB Bank plc, NY, 0.36%, 8/15/11(a)	8,880,000
10,000,000	Lloyds TSB Bank plc, NY, 0.30%, 9/12/11	10,000,000
20,000,000	National Australia Bank, NY, 0.28%, 7/11/11(a)	20,000,000
7,000,000	Rabobank Nederland NV, NY, 0.28%, 7/15/11(a)	7,000,000
11,500,000	Rabobank Nederland NV, NY, 0.34%, 10/5/11	11,500,000
8,000,000	Royal Bank of Canada, NY, 0.25%, 7/1/11(a)	8,000,000
5,000,000	Royal Bank of Canada, NY, 0.30%, 7/8/11(a)	5,000,000
8,000,000	Royal Bank of Canada, NY, 0.25%, 8/31/11(a)	8,000,000
16,000,000	Royal Bank of Scotland plc, NY, 0.52%, 9/19/11	16,000,000
2,000,000	Soceite Generale, NY, 0.26%, 8/23/11(a)	2,000,000
10,000,000	Societe Generale, NY, 0.29%, 7/12/11	10,000,030
1,500,000	Societe Generale, NY, 0.27%, 8/8/11(a)	1,500,000
16,000,000	Sumitomo Mitsui Banking Corp., 0.17%, 7/5/11	16,000,000
15,000,000	Sumitomo Mitsui Banking Corp., 0.30%, 8/5/11	15,000,000
10,000,000	Sumitomo Mitsui Banking Corp., 0.28%, 8/19/11(b)(c)	9,996,189
4,500,000	Toronto-Dominion Bank, NY, 0.27%, 7/12/11(a)	4,500,000
4,700,000	Toronto-Dominion Bank, NY, 0.33%, 9/6/11	4,700,000
8,000,000	Westpac Banking Corp., NY, 0.27%, 7/5/11(a)	8,000,000
8,000,000	Westpac Banking Corp., NY, 0.29%, 7/5/11(a)	7,999,755
13,000,000	Westpac Banking Corp., NY, 0.30%, 7/18/11(a)	13,000,000

		288,233,974

Diversified Financial Services (4.3%):
15,000,000	Credit Industriel et Commercial, NY, 0.43%, 8/1/11	15,003,226
18,000,000	UBS AG Stamford CT, 0.35%, 7/7/11(a)	18,000,000
4,000,000	UBS AG Stamford CT, 0.23%, 7/18/11(a)	4,000,000

		37,003,226

Total Certificates of Deposit (Cost $325,237,200)		325,237,200

Commercial Paper (37.8%):
Commercial Banks (5.3%):
8,000,000	Bank of Nova Scotia, NY, 0.04%, 7/5/11(b)	7,999,965
12,000,000	BPCE SA, 0.28%, 8/16/11(b)(c)	11,995,783
15,000,000	Credit Agricole NA, 0.26%, 9/2/11	15,000,000
10,000,000	Natixis US Finance Co., 0.29%, 7/15/11(b)	9,998,872

		44,994,620

Diversified Financial Services (32.5%):
15,000,000	Atlantis One Funding Corp., 0.14%, 7/7/11(b)(c)	14,999,650
15,000,000	Cancara Asset Securitization LLC, 0.23%, 8/17/11(b)(c)	14,995,496
15,000,000	Cancara Asset Securitization LLC, 0.20%, 8/22/11(b)(c)	14,995,667
15,000,000	Fairway Finance Corp., 0.21%, 7/5/11(a)(c)	15,000,000
5,000,000	Fairway Finance Corp., 0.23%, 7/5/11(a)(c)	5,000,000
20,000,000	Falcon Asset Securitization Co. LLC, 0.13%, 7/27/11(b)(c)	19,998,122
10,000,000	Grampian Funding LLC, 0.27%, 7/12/11(b)(c)	9,999,175

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Diversified Financial Services, continued

$25,000,000	ING Funding LLC, 0.11%, 7/6/11(b)	$24,999,618
4,000,000	ING Funding LLC, 0.14%, 7/28/11(b)	3,999,595
5,500,000	ING Funding LLC, 0.30%, 11/10/11(b)	5,493,950
9,000,000	Kells Funding LLC, 0.36%, 8/15/11(a)(c)	9,000,000
5,000,000	Kells Funding LLC, 0.35%, 9/1/11(c)	5,000,000
6,000,000	Kells Funding LLC, 0.28%, 9/8/11(a)(c)	6,000,000
10,000,000	MetLife Short Term Funding LLC, 0.24%, 7/25/11(b)(c)	9,998,400
5,000,000	MetLife Short Term Funding LLC, 0.24%, 10/3/11(b)	4,996,867
15,000,000	Mizuho Funding LLC, 0.14%, 7/5/11(b)(c)	14,999,767
25,000,000	Mont Blanc Capital Corp., 0.07%, 7/1/11(b)(c)	25,000,000
12,000,000	Mont Blanc Capital Corp., 0.12%, 7/5/11(b)(c)	11,999,840
10,000,000	Nieuw Amsterdam Receivables Corp., 0.27%, 7/6/11(b)(c)	9,999,632
10,000,000	Scaldis Capital LLC, 0.25%, 8/5/11(b)(c)	9,997,569
8,000,000	Scaldis Capital LLC, 0.25%, 8/23/11(b)(c)	7,997,056
18,000,000	Solitaire Funding LLC, 0.24%, 8/10/11(b)(c)	17,995,311
6,000,000	Sydney Capital Corp., 0.32%, 7/27/11(b)(c)	5,998,613
10,000,000	Victory Receivables Corp., 0.23%, 7/12/11(b)(c)	9,999,297

		278,463,625

Total Commercial Paper (Cost $323,458,245)		323,458,245

Corporate Bond (0.8%):
Commercial Banks (0.8%):
6,635,000	KBC Bank NV, 1.90%, 7/1/11, MTN(a)	6,635,000

Total Corporate Bond (Cost $6,635,000)		6,635,000

Municipal Bonds (12.2%):
California (7.3%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.05%, 7/7/11, LOC: JPMorgan Chase & Co.(a)	16,500,000
14,905,000	California Housing Finance Agency Revenue, Series E, 0.06%, 7/7/11, AMT(a)	14,905,000
9,500,000	California Housing Finance Agency Revenue, Series E-1, 0.08%, 7/7/11, AMT(a)	9,500,000
11,000,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.08%, 7/7/11, LIQ FAC: Fannie Mae, AMT(a)	11,000,000
10,000,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.06%, 7/7/11, LIQ FAC: Fannie Mae(a)	10,000,000

		61,905,000

New York (2.9%):
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.07%, 7/7/11, LIQ FAC: Fannie Mae(a)	15,000,000
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.09%, 7/7/11, LIQ FAC: Fannie Mae, AMT(a)	10,000,000

		25,000,000

Pennsylvania (2.0%):
17,320,000	Pennsylvania Housing Finance Agency Revenue, Series 86B, 0.09%, 7/7/11, GO of Agency, LOC: Freddie Mac, Fannie Mae, AMT(a)	17,320,000

Total Municipal Bonds (Cost $104,225,000)		104,225,000

U.S. Government Agency Mortgages (5.4%):
Federal Home Loan Bank (1.2%)
10,000,000	0.11%, 7/15/11(a)	9,998,739

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued

Federal Home Loan Mortgage Corporation (2.6%)
$5,000,000	0.13%, 7/2/11, MTN(a)	$4,995,935
8,500,000	0.16%, 7/3/11(a)	8,497,383
9,000,000	0.14%, 7/29/11(a)	8,997,746

		22,491,064

Federal National Mortgage Association (1.6%)
$4,500,000	0.22%, 7/20/11(a)	$4,498,657
9,000,000	0.18%, 7/26/11(a)	8,998,074

		13,496,731

Total U.S. Government Agency Mortgages (Cost $45,986,534)		45,986,534

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations (5.8%):
U.S. Treasury Notes (1.1%)
$10,000,000	1.00%, 10/31/11	$10,029,752
10,000,000	4.63%, 10/31/11	10,145,135
30,000,000	0.75%, 11/30/11	30,068,564

Total U.S. Treasury Obligations (Cost $50,243,451)		50,243,451

Unaffiliated Investment Company (0.0%):
56,575	Dreyfus Treasury Prime Cash Management, 0.00% 7/7/11(b)	$56,575

Total Unaffiliated Investment Company (Cost $56,575)		56,575

Total Investment Securities (Cost $855,842,005)(d) — 100.0%		855,842,005
Net other assets (liabilities) — 0.0%		3,498

Net Assets — 100.0%		$855,845,503

Percentages indicated are based on net assets as of June 30, 2011.

AMT—Subject to alternative minimum tax

GO—General Obligation

LIQ FAC — Liquidity Facility

LOC—Letter of Credit

MTN—Medium Term Note

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	The rate represents the effective yield at June 30, 2011.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage

Australia	5.7%
Canada	5.3
France	1.8
Germany	0.9
Japan	1.2
Netherlands	0.8
Switzerland	2.6
United Kingdom	1.0
United States	80.7

100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Money
Market
Fund

Assets:
Investment securities, at cost	$855,842,005

Investment securities, at value	$855,842,005
Interest and dividends receivable	310,567
Receivable from Manager	35,981
Prepaid expenses	4,806

Total Assets	856,193,359

Liabilities:
Administration fees payable	28,679
Distribution fees payable	170,025
Custodian fees payable	4,335
Administrative and compliance services fees payable	5,559
Trustee fees payable	715
Other accrued liabilities	138,543

Total Liabilities	347,856

Net Assets	$855,845,503

Net Assets Consist of:
Capital	$855,822,835
Accumulated net realized gains/(losses) from investment transactions	22,668

Net Assets	$855,845,503

Shares of beneficial interest (unlimited number of shares authorized, no par value)	855,822,835
Net Asset Value (offering and redemption price per share)	$1.00

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Money
Market
Fund

Investment Income:
Interest	$1,205,591
Income from securities lending	173

Total Investment Income	1,205,764

Expenses:
Manager fees	1,422,063
Administration fees	153,148
Distribution fees	1,015,761
Custodian fees	9,603
Administrative and compliance services fees	13,741
Trustee fees	23,391
Professional fees	28,401
Shareholder reports	20,692
Other expenses	13,518

Total expenses before reductions	2,700,318
Less expenses voluntarily waived/reimbursed by the Manager	(1,494,554)

Net expenses	1,205,764

Net Investment Income	—

Net Realized/Unrealized Gains/(Losses) on Investments	7,605

Change in Net Assets Resulting From Operations	$7,605

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Money Market Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$—	$24,376
Net realized gains/(losses) on investment transactions	7,605	16,461

Change in net assets resulting from operations	7,605	40,837

Dividends to Shareholders:
From net investment income	—	(24,377)
From net realized gains on investments	—	(43,007)

Change in net assets resulting from dividends to shareholders	—	(67,384)

Capital Transactions:
Proceeds from shares issued	257,972,704	618,523,335
Proceeds from dividends reinvested	—	67,384
Value of shares redeemed	(263,205,054)	(659,265,186)

Change in net assets resulting from capital transactions	(5,232,350)	(40,674,467)

Change in net assets	(5,224,745)	(40,701,014)
Net Assets:
Beginning of period	861,070,248	901,771,262

End of period	$855,845,503	$861,070,248

Accumulated net investment income	$—	$—

Share Transactions:
Shares issued	257,972,704	618,523,334
Dividends reinvested	—	67,384
Shares redeemed	(263,205,054)	(659,265,186)

Change in shares	(5,232,350)	(40,674,468)

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended June 30,		Year Ended December 31,
	2011		2010		2009		2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—	(a)	—	(a)	0.02	0.05	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	— (a)	— (a)	— (a)

Total from Investment Activities	—	(a)	—	(a)	—	(a)	0.02	0.05	0.04

Dividends to Shareholders From:
Net Investment Income	—		—	(a)	—	(a)	(0.02)	(0.05)	(0.04)
Net Realized Gains	—		—	(a)	—	(a)	—	—	—

Total Dividends	—		—		—	(a)	(0.02)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(b)(c)	—%		—%		0.22%		2.44%	4.79%	4.43%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$855,846		$861,070		$901,771		$1,029,286	$596,861	$404,406
Net Investment Income/(Loss)(d)	—%		—%		0.22%		2.36%	4.66%	4.41%
Expenses Before Reductions(d)(e)	0.66%		0.70%		0.69%		0.69%	0.69%	0.69%
Expenses Net of Reductions(d)	0.30	%(f)	0.33	%(f)	0.59	%(f)	0.69%	0.69%	0.69%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Money Market Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. There were no securities on loan at June 30, 2011.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,132 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, between the Manager and BlackRock Institutional Management Corporation (“BlackRock Institutional”), BlackRock Institutional provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Money Market Fund	0.35%	0.87%

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.

2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.

3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or the Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year under this agreement will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2012	12/31/2013	12/31/2014
AZL Money Market Fund	$1,064,636	$3,302,245	$1,494,554

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $5,828 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Certificates of Deposit	$—	$325,237,200	$—	$325,237,200
Commercial Paper	—	323,458,245	—	323,458,245
Corporate Bonds	—	6,635,000	—	6,635,000
Municipal Bonds	—	104,225,000	—	104,225,000
U.S. Government Agency Mortgages	—	45,986,534	—	45,986,534
U.S. Treasury Obligations	—	50,243,451	—	50,243,451
Unaffiliated Investment Company	56,575	—	—	56,575

Total Investment Securities	$56,575	$855,785,430	$—	$855,842,005

The Fund recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Money Market Fund	$64,426	$2,958	$67,384

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Total
	Ordinary	Accumulated
	Income	Earnings
AZL Money Market Fund	$15,063	$15,063

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

6. Subsequent Events

Effective July 1, 2011, BlackRock Advisors, LLC replaced BlackRock Institutional Management Corporation as the subadviser to the Fund.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

AZL® Morgan Stanley Global Real Estate Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,054.50	$6.88	1.35%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,018.10	$6.76	1.35%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Morgan Stanley Global Real Estate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Diversified Real Estate Activities	21.7%
Diversified REITs	9.5
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	2.5
Industrial REITs	0.8
Mortgage REITs	0.4
Office REITs	6.7
Real Estate Investment Trusts (REITs)	2.0
Real Estate Management & Development	5.7
Real Estate Operating Companies	13.6
Residential REITs	7.9
Retail REITs	18.7
Specialized REITs	8.1
Short-Term Investment	7.4
Unaffiliated Investment Company	1.3

106.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Diversified Real Estate Activities (21.7%):
747,260	Beni Stabili SpA	$754,323
37,100	BR Properties SA	418,484
995,000	Capitaland, Ltd.	2,366,891
89,000	City Developments, Ltd.	756,804
606,000	Hang Lung Properties, Ltd.	2,510,103
304,113	Henderson Land Development Co., Ltd.	1,967,691
537,303	Kerry Properties, Ltd.	2,600,274
382,000	Mitsubishi Estate Co., Ltd.	6,707,197
321,000	Mitsui Fudosan Co., Ltd.	5,535,232
269,026	New World Development Co., Ltd.	408,666
1,601	New World Development Co., Ltd.*(a)(b)	—
177,000	Sumitomo Realty & Development Co.	3,957,942
759,584	Sun Hung Kai Properties, Ltd.	11,085,688
624,035	Wharf Holdings, Ltd. (The)	4,359,252

		43,428,547

Diversified REITs (9.5%):
213,270	British Land Co. plc	2,082,905
114,940	Cousins Properties, Inc.	981,588
554,337	Dexus Property Group	524,418
6,479	Fonciere des Regions SA	686,297
2,170	Gecina SA	303,124
562,109	GPT Group	1,909,232
6,099	ICADE	751,987
194,869	Land Securities Group plc	2,664,110
5,839	Liberty Property Trust^	190,235
569,118	Mirvac Group	764,955
5,982	PS Business Parks, Inc.	329,608
49,340	Retail Opportunity Investments Corp.	530,898
29,401	Shaftesbury plc	249,119
618,818	Stockland Trust Group	2,267,688
43,451	Vornado Realty Trust	4,048,764
4,126	Wereldhave NV	419,938
24,640	Winthrop Realty Trust	294,202

		18,999,068

Health Care Providers & Services (0.4%):
38,388	Assisted Living Concepts, Inc., Class A	644,151
19,005	Capital Senior Living Corp.*	176,556

		820,707

Hotels, Resorts & Cruise Lines (2.5%):
11,860	Hyatt Hotels Corp., Class A*	484,125
82,068	Starwood Hotels & Resorts Worldwide, Inc.	4,599,091

		5,083,216

Industrial REITs (0.8%):
78,800	DCT Industrial Trust, Inc.	412,124
461,673	Macquarie Goodman Group	349,309
162,972	SERGO plc	816,300

		1,577,733

Mortgage REITs (0.4%):
10,860	CreXus Investment Corp.^	120,655
34,160	Starwood Property Trust, Inc.	700,621

		821,276

Office REITs (6.7%):
48,161	Alstria Office AG	725,722
2,706	Befimmo SCA Sicafi	240,496
33,819	Boston Properties, Inc.	3,590,225
181,000	CapitaCommercial Trust	214,259
1,141	Cofinimmo SA	162,623
606,871	Commonwealth Property Office Fund	613,037
14,534	CommonWealth REIT	375,559
17,980	Coresite Realty Corp.	294,872
25,974	Derwent Valley Holdings plc	761,128
9,170	Digital Realty Trust, Inc.^	566,523
12,120	Douglas Emmett, Inc.^	241,067
17,360	Duke Realty Corp.^	243,214
51,758	Great Portland Estates plc	362,143
28,040	Hudson Pacific Properties, Inc.	435,461
106	Japan Real Estate Investment Corp.	1,041,456
52,444	Mack-Cali Realty Corp.	1,727,505
121	Nippon Building Fund, Inc.^	1,181,199
1,360	Parkway Properties, Inc.	23,202
1,473	Societe de la Tour Eiffel*(a)(b)	—
1,529	Societe de la Tour Eiffel	141,517
2,457	Societe Immobiliere de Locationpour l’Industrie et le Commerce	352,536

		13,293,744

Real Estate Investment Trusts (REITs) (2.0%):
7,290	American Campus Communities, Inc.	258,941
12,745	BioMed Realty Trust, Inc.^	245,214
176,000	CapitaMalls Asia, Ltd.	211,621
13,310	Health Care REIT, Inc.^	697,843
372,000	Hui Xian Real Estate Investment Trust*	277,964
920	Lexington Corporate Properties Trust^	8,400
823,674	Westfield Retail Trust	2,397,209

		4,097,192

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Real Estate Management & Development (5.7%):
256,000	Agile Property Holdings, Ltd.^	$400,547
17,916	Atrium European Real Estate, Ltd.	117,986
2,485,087	BGP Holdings plc*(b)(c)	—
1,799,120	China Overseas Land & Investment, Ltd.^	3,892,785
1,655,000	China Resources Land, Ltd.	3,001,034
4,173	Conwert Immobilien Invest AG	70,571
8,956	Fabege AB	90,020
1,115,700	Guangzhou R&F Properties Co., Ltd.^	1,535,922
290,181	Keppel Land, Ltd.	859,135
318,000	KWG Property Holding, Ltd.	212,848
101,000	Shimao Property Holdings, Ltd.	125,898
241,684	Sino Land Co., Ltd.	390,772
201,911	ST Modwen Properties plc	599,169

		11,296,687

Real Estate Operating Companies (13.6%):
19,696	Atrium Ljungberg AB, B Shares	249,187
39,000	BR Malls Participacoes SA	439,165
5,260	Brookfield Office Properties Canada	121,217
121,669	Brookfield Properties Corp.	2,345,778
49,380	Capital & Counties Properties plc	156,018
504,544	Capital & Regional plc*	317,965
8,078	Castellum AB	121,089
73,864	Citycon Oyj	332,030
7,817	Deutsche Euroshop AG	309,414
57,424	Development Securities plc	208,367
137,450	Forest City Enterprises, Inc., Class A*^	2,566,191
180,277	General Growth Properties, Inc.	3,008,823
257,984	Grainger Trust plc	537,451
895,500	Hongkong Land Holdings, Ltd.	6,383,101
73,719	Hufvudstaden AB	883,633
385,250	Hysan Development Co., Ltd.	1,907,287
188,689	Investa Office Fund	130,761
361,639	LXB Retail Properties plc*	664,997
284	NTT Urban Development Corp.	244,218
27,846	Prime Office REIT AG	273,389
43,438	Prologis, Inc.	1,556,818
15,821	PSP Swiss Property AG	1,503,074
416,406	Quintain Estates & Development plc*	400,924
14,780	RLJ Lodging Trust	256,729
265,407	Safestore Holdings, Ltd.	587,792
62,336	Sponda Oyj	362,239
12,450	STAG Industrial, Inc.^	152,512
4,385	Swiss Prime Site AG^	376,385
225,656	Unite Group plc*	787,979

		27,184,533

Residential REITs (7.9%):
37,190	Apartment Investment & Management Co., Class A	949,461
23,028	AvalonBay Communities, Inc.	2,956,795
16,884	Boardwalk REIT	845,601
30	BRE Properties, Inc.	1,496
23,985	Camden Property Trust	1,525,926
25,218	Equity Lifestyle Properties, Inc.	1,574,612
125,161	Equity Residential Property Trust	7,509,660
8,635	Post Properties, Inc.	351,963

		15,715,514

Retail REITs (18.7%):
45,436	Acadia Realty Trust^	923,714
4,490	Calloway Real Estate Investment Trust	117,396
160,000	CapitaMall Trust	244,089
636,935	CFS Retail Property Trust	1,242,524
21,909	Corio NV	1,451,123
20,869	Eurocommercial Properties NV	1,037,676
12,960	Federal Realty Investment Trust^	1,103,933
255,856	Hammerson plc	1,975,824
97	Japan Retail Fund Investment Corp.	149,760
11,310	Kite Realty Group Trust^	56,324
31,039	Klepierre^	1,280,726
137,749	Liberty International plc	883,119
7,655	Mercialys SA	324,371
149,067	Metric Property Investments plc	254,524
84,751	Regency Centers Corp.	3,726,501
82,410	RioCan	2,217,087
80,094	Simon Property Group, Inc.	9,309,326
204,000	Suntec REIT	249,408

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Retail REITs, continued

21,004	Unibail	$4,853,395
633,817	Westfield Group	5,905,041

		37,305,861

Specialized REITs (8.1%):
36,540	Ashford Hospitality Trust	454,923
140,824	Big Yellow Group plc	695,638
30,210	Extendicare REIT	326,476
87,162	HCP, Inc.^	3,197,974
97,356	Healthcare Realty Trust, Inc.^	2,008,454
272,585	Host Hotels & Resorts, Inc.	4,620,316
4,000	LTC Properties, Inc.	111,280
23,948	Public Storage, Inc.	2,730,312
69,184	Senior Housing Properties Trust	1,619,597
8,687	Sovran Self Storage, Inc.	356,167

		16,121,137

Total Common Stocks (Cost $149,196,253)		195,745,215

Short-Term Investment (7.4%):
$14,726,130	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	14,726,130

Total Short-Term Investment (Cost $14,726,130)		14,726,130

Unaffiliated Investment Company (1.3%):
2,609,322	Dreyfus Treasury Prime Cash Management, 0.00%(e)	2,609,322

Total Unaffiliated Investment Company (Cost $2,609,322)		2,609,322

Total Investment Securities (Cost $166,531,705)(f) — 106.7%		213,080,667
Net other assets (liabilities) — (6.7)%		(13,311,293)

Net Assets — 100.0%		$199,769,374

Percentages indicated are based on net assets as of June 30, 2011.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $14,120,702.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2011, these securities represent 0.00% of the net assets of the Fund.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	The rate represents the effective yield at June 30, 2011.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

As of June 30, 2011, the Fund’s open forward cross currency contracts were as follows:

								Net Unrealized
		Amount		Amount		Contract	Market	Appreciation/
Purchase/Sale	Counterparty	Purchased		Sold		Value	Value	(Depreciation)

European Euro/British Pound	Westdeutsche Landesbank	$79,336	EUR	$71,827	GBP	$115,023	$114,790	$(233)
European Euro/Swiss Franc	Westdeutsche Landesbank	33,942	EUR	41,314	CHF	49,211	49,266	55

								$(178)

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage

Australia	7.6%
Austria	— ^
Belgium	0.2
Belize	0.2
Bermuda	3.0
Brazil	0.2
Canada	2.8
China	0.1
Finland	0.3
France	4.1
Germany	0.6
Hong Kong	16.2
Italy	0.4
Japan	8.8
Jersey	0.1
Netherlands	1.4
Singapore	2.3
Sweden	0.6
Switzerland	0.9
United Kingdom	7.0
United States	43.2

100.0%

^	Represents less than 0.05%.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
Morgan Stanley
Global Real
Estate Fund

Assets:
Investment securities, at cost	$166,531,705

Investment securities, at value*	$213,080,667
Interest and dividends receivable	458,342
Foreign currency, at value (cost $972,051)	996,218
Unrealized appreciation on forward currency contracts	55
Receivable for capital shares issued	12,581
Receivable for expenses paid indirectly	563
Receivable for investments sold	691,815
Reclaims receivable	58,645
Prepaid expenses	1,009

Total Assets	215,299,895

Liabilities:
Unrealized depreciation on forward currency contracts	233
Payable for investments purchased	553,098
Payable for capital shares redeemed	9,115
Payable upon return of securities loaned	14,726,130
Manager fees payable	155,253
Administration fees payable	8,680
Distribution fees payable	40,387
Custodian fees payable	21,733
Administrative and compliance services fees payable	1,324
Trustee fees payable	170
Other accrued liabilities	14,398

Total Liabilities	15,530,521

Net Assets	$199,769,374

Net Assets Consist of:
Capital	$204,144,685
Accumulated net investment income/(loss)	6,267,368
Accumulated net realized gains/(losses) from investment transactions	(57,209,666)
Net unrealized appreciation/(depreciation) on investments	46,566,987

Net Assets	$199,769,374

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,074,029
Net Asset Value (offering and redemption price per share)	$9.48

*	Includes securities on loan of $14,120,702.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
Morgan Stanley
Global Real
Estate Fund

Investment Income:
Interest	$11
Dividends	3,322,434
Income from securities lending	54,053
Foreign withholding tax	(137,890)

Total Investment Income	3,238,608

Expenses:
Manager fees	869,902
Administration fees	49,601
Distribution fees	241,639
Custodian fees	60,362
Administrative and compliance services fees	4,082
Trustee fees	6,886
Professional fees	7,996
Shareholder reports	8,550
Recoupment of prior expenses reimbursed by the Manager	51,203
Other expenses	4,632

Total expenses before reductions	1,304,853
Less expenses paid indirectly	(1,917)

Net expenses	1,302,936

Net Investment Income/(Loss)	1,935,672

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,808,051
Net realized gains/(losses) on forward currency contracts	(4,524)
Change in unrealized appreciation/(depreciation) on investments	5,478,049

Net Realized/Unrealized Gains/(Losses) on Investments	8,281,576

Change in Net Assets Resulting From Operations	$10,217,248

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Morgan Stanley
	Global Real Estate Fund
	For the	For the
	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,935,672	$4,698,270
Net realized gains/(losses) on investment transactions	2,803,527	2,357,009
Change in unrealized appreciation/(depreciation) on investments	5,478,049	24,505,247

Change in net assets resulting from operations	10,217,248	31,560,526

Dividends to Shareholders:
From net investment income	—	(3,041,547)

Change in net assets resulting from dividends to shareholders	—	(3,041,547)

Capital Transactions:
Proceeds from shares issued	17,313,869	59,047,937
Proceeds from dividends reinvested	—	3,041,547
Value of shares redeemed	(13,247,075)	(50,032,002)

Change in net assets resulting from capital transactions	4,066,794	12,057,482

Change in net assets	14,284,042	40,576,461
Net Assets:
Beginning of period	185,485,332	144,908,871

End of period	$199,769,374	$185,485,332

Accumulated net investment income/(loss)	$6,267,368	$4,331,696

Share Transactions:
Shares issued	1,876,236	7,342,641
Dividends reinvested	—	366,010
Shares redeemed	(1,431,221)	(6,226,383)

Change in shares	445,015	1,482,268

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended					May 1, 2006 to
	June 30,	Year Ended December 31,				December 31,
	2011	2010	2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.99	$7.57	$5.46	$10.93	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.23	0.11	0.13	0.13	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.40	1.34	2.08	(4.91)	(1.17)	2.12

Total from Investment Activities	0.49	1.57	2.19	(4.78)	(1.04)	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.15)	(0.08)	(0.16)	(0.06)	(0.07)
Net Realized Gains	—	—	—	(0.53)	(0.05)	(0.02)

Total Dividends	—	(0.15)	(0.08)	(0.69)	(0.11)	(0.09)

Net Asset Value, End of Period	$9.48	$8.99	$7.57	$5.46	$10.93	$12.08

Total Return(b)(c)	5.45%	20.86%	40.19%	(45.83)%	(8.68)%	21.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$199,769	$185,485	$144,909	$88,600	$157,039	$134,713
Net Investment Income/(Loss)(d)	2.00%	2.91%	2.08%	1.70%	1.07%	1.00%
Expenses Before Reductions(d)(e)	1.35%	1.35%	1.40%	1.43%	1.37%	1.45%
Expenses Net of Reductions(d)	1.35%	1.34%	1.34%	1.36%	1.35%	1.33%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.35%	1.35%	1.35%	1.36%	1.35%	1.33%
Portfolio Turnover Rate(c)	9%	27%	48%	46%	46%	11%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Morgan Stanley Global Real Estate Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $5,363 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $0.2 million as of June 30, 2011. The monthly average amount for these contracts was $0.1 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on forward currency contracts	$55	Unrealized depreciation on forward currency contracts	$233

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives).

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income

Foreign Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$(4,524)	$3,319

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Morgan Stanley Investment Management, Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

		Annual
	Annual Rate	Expense Limit
AZL Morgan Stanley Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2011	12/31/2012
AZL Morgan Stanley Global Real Estate Fund	$92,475	$62,970

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,347 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2011, the Fund paid approximately $47 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Diversified Real Estate Activities	$418,484	$43,010,063	$—	$43,428,547
Diversified REITs	6,285,295	12,713,773	—	18,999,068
Industrial REITs	412,124	1,165,609	—	1,577,733
Office REITs	7,735,107	5,558,637	—	13,293,744
Real Estate Investment Trusts (REITs)	1,210,398	2,886,794	—	4,097,192
Real Estate Management & Development	—	11,296,687	—	11,296,687
Real Estate Operating Companies	10,447,233	16,737,300	—	27,184,533
Retail REITs	17,454,281	19,851,580	—	37,305,861
Specialized REITs	15,425,499	695,638	—	16,121,137
All Other Common Stocks+	22,440,713	—	—	22,440,713
Short-Term Investment	—	14,726,130	—	14,726,130
Unaffiliated Investment Company	2,609,322	—	—	2,609,322

Total Investment Securities	84,438,456	128,642,211	—	213,080,667

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	(178)	—	(178)

Total Investments	$84,438,456	$128,642,033	$—	$213,080,489

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$25,913,048	$17,638,130

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $183,280,316. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,554,460
Unrealized depreciation	(18,754,109)

Net unrealized appreciation	$29,800,351

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Morgan Stanley Global Real Estate Fund	$17,661,064	$26,029,940

During the year ended December 31, 2010, the Fund utilized $8,633 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $20,409 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$3,041,547	$—	$3,041,547

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Morgan Stanley Global Real Estate Fund	$5,757,337	$5,757,337	$(43,711,414)	$23,361,518	$(14,592,559)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Morgan Stanley Mid Cap Growth Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,118.80	$5.83	1.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,019.29	$5.56	1.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Morgan Stanley Mid Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Air Freight & Logistics	3.4%
Capital Markets	0.9
Chemicals	4.1
Commercial Services & Supplies	2.5
Communications Equipment	3.6
Construction Materials	1.0
Diversified Consumer Services	2.3
Diversified Financial Services	6.0
Health Care Equipment & Supplies	7.9
Hotels, Restaurants & Leisure	9.1
Internet & Catalog Retail	4.6
Internet Software & Services	8.2
IT Services	1.5
Life Sciences Tools & Services	4.4
Machinery	1.6
Media	3.3
Metals & Mining	2.9
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	3.4
Personal Products	3.2
Professional Services	5.1
Semiconductors & Semiconductor Equipment	1.1
Software	12.5
Textiles, Apparel & Luxury Goods	1.8
Trading Companies & Distributors	2.1
Transportation Infrastructure	0.4
Wireless Telecommunication Services	1.0
Short-Term Investment	26.7
Unaffiliated Investment Company	0.2

126.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.6%):
Air Freight & Logistics (3.4%):
79,574	C.H. Robinson Worldwide, Inc.^	$6,273,614
193,455	Expeditors International of Washington, Inc.	9,902,962

		16,176,576

Capital Markets (0.9%):
80,261	Greenhill & Co., Inc.^	4,319,647

Chemicals (4.1%):
206,429	Intrepid Potash, Inc.*^	6,708,943
198,709	Nalco Holding Co.^	5,526,097
141,034	Rockwood Holdings, Inc.*	7,797,770

		20,032,810

Commercial Services & Supplies (2.5%):
312,845	Covanta Holding Corp.^	5,158,814
76,610	Stericycle, Inc.*^	6,827,483

		11,986,297

Communications Equipment (3.6%):
376,483	Motorola Solutions, Inc.*	17,333,277

Construction Materials (1.0%):
62,927	Martin Marietta Materials, Inc.^	5,032,272

Diversified Consumer Services (2.3%):
43,493	New Oriental Education & Technology Group, Inc., SP ADR*^	4,859,038
647,590	Qualicorp SA*	6,175,825

		11,034,863

Diversified Financial Services (6.0%):
49,271	IntercontinentalExchange, Inc.*^	6,144,586
225,438	Leucadia National Corp.^	7,687,436
68,613	Moody’s Corp.^	2,631,309
337,808	MSCI, Inc., Class A*	12,728,605

		29,191,936

Health Care Equipment & Supplies (7.4%):
115,215	Gen-Probe, Inc.*	7,967,117
77,914	IDEXX Laboratories, Inc.*^	6,043,010
33,845	Intuitive Surgical, Inc.*^	12,594,063
87,189	Ironwood Pharmaceuticals, Inc.	1,370,611
148,344	Valeant Pharmaceuticals International, Inc.	7,707,954

		35,682,755

Hotels, Restaurants & Leisure (9.1%):
27,811	Chipotle Mexican Grill, Inc.*^	8,571,072
246,784	Ctrip.com International, Ltd., SP ADR*^	10,631,455
562,039	Edenred	17,137,152
51,657	Wynn Resorts, Ltd.	7,414,846

		43,754,525

Internet & Catalog Retail (4.6%):
106,248	Groupon, Inc.*(a)(b)	6,799,872
58,731	Netflix, Inc.*^	15,428,046

		22,227,918

Internet Software & Services (8.2%):
225,626	Akamai Technologies, Inc.*	7,100,450
2,354,000	Alibaba.com, Ltd.^	3,767,797
64,508	LinkedIn Corp., Class A*^	5,811,526
271,133	Renren, Inc., ADR*^	2,399,527
350,961	Yandex NV, Class A*^	12,462,625
141,628	Youku.com, Inc., SP ADR*^	4,864,922
233,248	Zynga, Inc.*(a)(b)	3,272,263

		39,679,110

IT Services (1.5%):
176,096	Gartner, Inc.*	7,094,908

Life Sciences Tools & Services (4.4%):
194,982	Illumina, Inc.*^	14,652,897
80,224	Techne Corp.^	6,688,275

		21,341,172

Machinery (1.6%):
63,001	Schindler Holding AG	7,660,891

Media (3.3%):
115,312	Morningstar, Inc.^	7,008,663
154,132	Naspers, Ltd.	8,735,960

		15,744,623

Metals & Mining (2.9%):
1,717,757	Lynas Corp., Ltd.*	3,302,119
177,790	Molycorp, Inc.*^	10,855,858

		14,157,977

Multiline Retail (1.6%):
113,901	Dollar Tree, Inc.*	7,588,085

Oil, Gas & Consumable Fuels (3.4%):
134,147	Range Resources Corp.^	7,445,159
197,515	Ultra Petroleum Corp.*^	9,046,187

		16,491,346

Personal Products (3.2%):
152,734	Mead Johnson Nutrition Co., Class A	10,317,182
195,814	Natura Cosmeticos SA	4,909,468

		15,226,650

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Professional Services (5.1%):
80,003	IHS, Inc., Class A*^	$6,673,851
267,722	Intertek Group plc	8,476,614
273,331	Verisk Analytics, Inc., Class A*	9,462,719

		24,613,184

Semiconductors & Semiconductor Equipment (1.1%):
28,432	First Solar, Inc.*^	3,760,701
97,258	NVIDIA Corp.*^	1,549,806

		5,310,507

Software (12.5%):
259,486	ARM Holdings plc, SP ADR^	7,377,187
138,893	Autodesk, Inc.*	5,361,270
56,791	Citrix Systems, Inc.*	4,543,280
69,608	FactSet Research Systems, Inc.^	7,122,290
217,113	Red Hat, Inc.*	9,965,487
73,626	Rovi Corp.*	4,223,187
69,748	Salesforce.com, Inc.*^	10,391,057
192,854	Solera Holdings, Inc.^	11,409,243

		60,393,001

Textiles, Apparel & Luxury Goods (1.8%):
76,691	Lululemon Athletica, Inc.*^	8,575,588

Trading Companies & Distributors (2.1%):
275,756	Fastenal Co.^	9,924,458

Wireless Telecommunication Services (1.0%):
46,281	Millicom International Cellular SA, SDR	4,830,543

Total Common Stocks (Cost $341,684,236)		475,404,919

Shares or
Principal		Fair
Amount		Value
Preferred Stock (0.5%):
Health Care Equipment & Supplies (0.5%):
162,545	Ironwood Pharmaceuticals, Inc.*^	$2,555,207

Total Preferred Stock (Cost $1,950,540)		2,555,207

Private Placement (0.4%):
Transportation Infrastructure (0.4%):
682,027	Better Place LLC(a)(b)	2,046,081

Total Private Placement (Cost $2,046,081)		2,046,081

Short-Term Investment (26.7%):
128,630,276	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	128,630,276

Total Short-Term Investment (Cost $128,630,276)		128,630,276

Unaffiliated Investment Company (0.2%):
847,106	Dreyfus Treasury Prime Cash Management, 0.00%(d)	847,106

Total Unaffiliated Investment Company (Cost $847,106)		847,106

Total Investment Securities (Cost $475,158,239)(e) — 126.4%		609,483,589
Net other assets (liabilities) — (26.4)%		(127,320,100)

Net Assets — 100.0%		$482,163,489

Percentages indicated are based on net assets as of June 30, 2011.
SDR—Swedish Depositary Receipt
SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security
^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $128,144,486.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The restricted illiquid securities held as of June 30, 2011 are identified below:

	Acquisition	Acquisition		Fair	Percentage of
Security	Date	Cost	Shares	Value	Net Assets
Better Place LLC	1/25/10	$2,046,081	682,027	$2,046,081	0.42%
Groupon, Inc.	12/16/10	$3,356,374	106,248	$6,799,872	1.41%
Zynga, Inc.	2/18/11	$3,272,263	233,248	$3,272,263	0.68%

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represent 2.51% of the net assets of the Fund.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(d)	The rate represents the effective yield at June 30, 2011.
(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

As of June 30 2011, the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 93,521 British Pound in exchange for U.S. Dollar	BNY Mellon	7/5/11	$150,140	$150,065	$75
Deliver 258,032 British Pound in exchange for U.S. Dollar	Credit Suisse	7/5/11	414,348	414,037	311
Deliver 5,409,795 Swedish Krona in exchange for U.S. Dollar	BNY Mellon	7/5/11	851,266	855,348	(4,082)
Deliver 3,050,474 Swedish Krona in exchange for U.S. Dollar	Credit Suisse	7/5/11	482,975	482,312	663
Deliver 490,191 Swiss Franc in exchange for U.S. Dollar	Credit Suisse	7/5/11	582,936	583,229	(293)
Deliver 49,817 Swiss Franc in exchange for U.S. Dollar	BNY Mellon	7/5/11	59,683	59,273	410

					$(2,916)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Australia	0.5%
Brazil	1.8
Canada	4.2
Cayman Islands	3.7
China	0.6
France	2.8
Luxembourg	0.8
Netherlands	2.0
South Africa	1.4
Switzerland	1.3
United Kingdom	2.6
United States	78.3

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
Morgan Stanley
Mid Cap
Growth Fund

Assets:
Investment securities, at cost	$475,158,239

Investment securities, at value*	$609,483,589
Interest and dividends receivable	250,645
Unrealized appreciation on forward currency contracts	1,459
Receivable for expenses paid indirectly	3,487
Receivable for capital shares issued	92,157
Receivable for investments sold	13,106,395
Reclaims receivable	55,086
Prepaid expenses	2,411

Total Assets	622,995,229

Liabilities:
Unrealized depreciation on forward currency contracts	4,375
Payable for investments purchased	11,632,987
Payable for capital shares redeemed	100,799
Payable for return of collateral received	128,630,276
Manager fees payable	307,728
Administration fees payable	15,563
Distribution fees payable	96,284
Custodian fees payable	6,290
Administrative and compliance services fees payable	3,277
Trustee fees payable	421
Other accrued liabilities	33,740

Total Liabilities	140,831,740

Net Assets	$482,163,489

Net Assets Consist of:
Capital	$353,608,276
Accumulated net investment income/(loss)	(485,646)
Accumulated net realized gains/(losses) from investment transactions	(5,235,002)
Net unrealized appreciation/(depreciation) on investments	134,275,861

Net Assets	$482,163,489

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,116,003
Net Asset Value (offering and redemption price per share)	$16.01

*	Includes securities on loan of $128,144,486.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
Morgan Stanley
Mid Cap
Growth Fund

Investment Income:
Dividends	$1,728,334
Interest	1,128
Income from securities lending	479,389
Foreign withholding tax	(124,872)

Total Investment Income	2,083,979

Expenses:
Manager fees	1,908,432
Administration fees	91,136
Distribution fees	597,674
Custodian fees	19,932
Administrative and compliance services fees	11,501
Trustees fees	19,625
Professional fees	22,281
Shareholder reports	27,727
Other expenses	8,760

Total expenses before reductions	2,707,068
Less expenses voluntarily waived/reimbursed by the Manager	(60,025)
Less expenses paid indirectly	(23,291)

Net expenses	2,623,752

Net Investment Income/(Loss)	(539,773)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	36,692,201
Net realized gains/(losses) on forward currency contracts	(61,918)
Change in unrealized appreciation/(depreciation) on investments	17,340,424

Net Realized/Unrealized Gains/(Losses) on Investments	53,970,707

Change in Net Assets Resulting From Operations	$53,430,934

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Morgan Stanley
	Mid Cap Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(539,773)	$256,842
Net realized gains/(losses) on investment transactions	36,630,283	21,295,826
Change in unrealized appreciation/(depreciation) on investments	17,340,424	88,337,195

Change in net assets resulting from operations	53,430,934	109,889,863

Capital Transactions:
Proceeds from shares issued	23,154,499	76,301,285
Value of shares redeemed	(50,845,006)	(84,614,394)

Change in net assets resulting from capital transactions	(27,690,507)	(8,313,109)

Change in net assets	25,740,427	101,576,754
Net Assets:
Beginning of period	456,423,062	354,846,308

End of period	$482,160,002	$456,423,062

Accumulated net investment income/(loss)	$(485,646)	$54,127

Share Transactions:
Shares issued	1,537,893	6,298,666
Shares redeemed	(3,308,609)	(7,270,899)

Change in shares	(1,770,716)	(972,233)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$14.31	$10.80	$6.85	$15.59	$13.48	$12.75

Investment Activities:
Net Investment Income/(Loss)	(0.02)	0.01	(0.02)	— (a)	0.03	— (a)
Net Realized and Unrealized Gains/(Losses) on Investments	1.72	3.50	3.97	(7.01)	2.89	1.14

Total from Investment Activities	1.70	3.51	3.95	(7.01)	2.92	1.14

Dividends to Shareholders From:
Net Investment Income	—	—	—	(0.03)	— (a)	—
Net Realized Gains	—	—	—	(1.69)	(0.81)	(0.41)
Return of Capital	—	—	—	(0.01)	—	—

Total Dividends	—	—	—	(1.73)	(0.81)	(0.41)

Net Asset Value, End of Period	$16.01	$14.31	$10.80	$6.85	$15.59	$13.48

Total Return(b)(c)	11.88%	32.50%	57.66%	(48.52)%	22.19%	9.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$482,160	$456,423	$354,846	$229,647	$559,566	$305,006
Net Investment Income/(Loss)(d)	(0.23)%	0.07%	(0.18)%	(0.07)%	0.31%	0.04%
Expenses Before Reductions(d)(e)	1.13%	1.15%	1.17%	1.15%	1.18%	1.21%
Expenses Net of Reductions(d)	1.10%	1.09%	1.11%	1.10%	1.12%	1.16%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.11%	1.10%	1.13%	1.11%	1.14%	1.18%
Portfolio Turnover Rate(c)	17%	41.95%	39.79%	41.17%	72.41%	70.25%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $47,979 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $2.5 million as of June 30, 2011. The monthly average amount for these contracts was $0.4 million for the period ended June 30, 2011.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on forward currency contracts	$1,459	Unrealized depreciation on forward currency contracts	$(4,375)

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives).

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income

Foreign Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$(61,918)	$(2,916)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, between the Manager and Morgan Stanley Investment Management, Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

		Annual
	Annual Rate*	Expense Limit
AZL Morgan Stanley Mid Cap Growth Fund	0.85%	1.30%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million in assets at 0.85%, the next $150 million in assets at 0.80%, the next $250 million in assets at 0.775% and assets above $500 million at 0.75%. From January 1, 2011 through April 30, 2011, the Manager voluntarily reduced the management fees as follows: the first $100 million of assets at 0.80% and assets above $100 million at 0.75%. Effective May 1, 2011 the voluntary waiver was no longer in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $3,377 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2011, the Fund paid approximately $527 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Hotels, Restaurants & Leisure	$26,617,373	$17,137,152	$—	$43,754,525
Internet & Catalog Retail	15,428,046	—	6,799,872	22,227,918
Internet Software & Services	32,639,050	7,040,060	—	39,679,110
Machinery	—	7,660,891	—	7,660,891
Media	7,008,663	8,735,960	—	15,744,623
Metals & Mining	10,855,858	3,302,119	—	14,157,977
Professional Services	16,136,570	8,476,614	—	24,613,184
Wireless Telecommunication Services	—	4,830,543	—	4,830,543
All Other Common Stocks+	302,736,148	—	—	302,736,148
Preferred Stocks	—	2,555,207	—	2,555,207
Private Placements	—	—	2,046,081	2,046,081
Short-Term Investment	—	128,630,276	—	128,630,276
Unaffiliated Investment Company	847,106	—	—	847,106

Total Investment Securities	412,268,814	188,368,822	8,845,953	609,483,589

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	(2,916)	—	(2,916)

Total Investments	$412,268,814	$188,365,906	$8,845,953	$609,480,673

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

As of June 30, 2011, the Fund held securities that were valued in good faith pursuant to procedures approved by the Board of Trustees and represented 1.18% of the net assets of the Fund. The Better Place LLC private placement was valued at original cost. The Groupon, Inc. was valued based upon the price third party investors offered, which was supported by a discounted cash flow analysis.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

			Change in
			unrealized		Transfers in/
	Balance as of	Net realized	appreciation/		(out) of	Balance as of
	December 31, 2010	gains/(losses)	(depreciation)	Settlements	Level 3	June 30, 2011
Investment Securities:
Common Stocks:
Internet & Catalog Retail	$3,356,374	$—	$3,443,498	$—	$—	$6,799,872
Private Placement:
Transportation Infrastructure	2,046,081	—	—	—	—	2,046,081

Total Investment Securities	$5,402,455	$—	$3,443,498	$—	$—	$8,845,953

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Mid Cap Growth Fund	$79,445,326	$105,374,565

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2011, the Fund held restricted securities representing 2.51% of net assets, all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2011 are presented in the Fund’s Schedules.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $478,672,715. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$143,753,287
Unrealized depreciation	(12,942,413)

Net unrealized appreciation	$130,810,874

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Morgan Stanley Mid Cap Growth Fund	$451,500	$38,209,083

During the year ended December 31, 2010, the Fund utilized $21,352,763 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $609,427 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Accumulated		Accumulated
	Ordinary	Capital and	Unrealized	Earnings
	Income	Other Losses	Appreciation(a)	(Deficit)
AZL Morgan Stanley Mid Cap Growth Fund	$1,563,095	$(39,270,010)	$112,831,194	$75,124,279

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® NFJ International Value Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL NFJ International Value Fund	$1,000.00	$1,034.80	$5.75	1.14%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL NFJ International Value Fund	$1,000.00	$1,019.14	$5.71	1.14%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL NFJ International Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	1.8%
Airlines	1.9
Automobiles	1.5
Beverages	1.9
Building Products	1.1
Capital Markets	1.7
Chemicals	4.2
Commercial Banks	11.7
Communications Equipment	0.5
Diversified Telecommunication Services	5.5
Electric Utilities	3.2
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	1.1
Food & Staples Retailing	1.8
Food Products	1.9
Independent Power Producers & Energy Traders	0.9
Industrial Conglomerates	0.9
Insurance	5.5
Machinery	1.7
Marine	1.5
Media	2.2
Metals & Mining	6.7
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	12.0
Paper & Forest Products	1.7
Pharmaceuticals	6.8
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	1.0
Software	1.0
Tobacco	2.0
Trading Companies & Distributors	2.0
Water Utilities	4.1
Wireless Telecommunication Services	3.0
Short-Term Investment	16.5
Unaffiliated Investment Company	2.6

115.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.4%):
Aerospace & Defense (1.8%):
90,750	BAE Systems plc, SP ADR	$1,857,653

Airlines (1.9%):
883,000	Cathay Pacific Airways, Ltd.	2,058,365

Automobiles (1.5%):
20,300	Fuji Heavy Industries, Ltd., ADR	1,577,513

Beverages (1.9%):
24,900	Diageo plc, SP ADR	2,038,563

Building Products (1.1%):
96,500	Asahi Glass Co., Ltd., ADR^	1,129,050

Capital Markets (1.7%):
46,100	Credit Suisse Group AG, Registered Shares	1,792,361

Chemicals (4.2%):
25,800	Agrium, Inc.	2,264,208
43,500	Nitto Denko Corp., ADR^	2,213,715

		4,477,923

Commercial Banks (11.7%):
82,400	Australia & New Zealand Banking Group, Ltd., SP ADR	1,952,880
95,200	Banco Bradesco SA, ADR^	1,950,648
48,400	Barclays plc, SP ADR^	795,212
1,317,000	Mizuho Financial Group, Inc.	2,171,629
24,500	Toronto-Dominion Bank (The)^	2,080,050
63,000	United Overseas Bank, Ltd., SP ADR	2,039,940
33,775	Woori Finance Holdings Co., Ltd., ADR	1,334,450

		12,324,809

Communications Equipment (0.5%):
83,150	Nokia OYJ, SP ADR^	533,823

Diversified Telecommunication Services (5.5%):
140,900	France Telecom SA, SP ADR^	2,999,761
103,500	Tele Norte Leste Participacoes SA, SP ADR^	1,608,390
75,400	Telstra Corp., Ltd., SP ADR^	1,176,994

		5,785,145

Electric Utilities (3.2%):
123,600	CIA Paranaense de Energia, SP ADR^	3,356,976

Electronic Equipment, Instruments & Components (2.2%):
399,800	Hitachi, Ltd.	2,363,768

Energy Equipment & Services (1.1%):
32,500	Seadrill, Ltd.	1,144,697

Food & Staples Retailing (1.8%):
24,900	Delhaize Group, SP ADR	1,876,464

Food Products (1.9%):
62,100	Unilever plc, SP ADR	2,011,419

Independent Power Producers & Energy Traders (0.9%):
43,500	Huaneng Power International, Inc., SP ADR	927,420

Industrial Conglomerates (0.9%):
46,200	Koc Holding AS, ADR	991,914

Insurance (5.5%):
55,100	Axis Capital Holdings, Ltd.	1,705,896
7,400	Manulife Financial Corp.	130,684
15,400	RenaissanceRe Holdings, Ltd.	1,077,230
112,900	Zurich Financial Services AG, SP ADR	2,860,886

		5,774,696

Machinery (1.7%):
80,500	Tata Motors, Ltd., SP ADR^	1,812,055

Marine (1.5%):
210,800	Nippon Yusen Kabushiki Kaisha, SP ADR	1,566,244

Media (2.2%):
169,700	Reed Elsevier NV	2,278,741

Metals & Mining (6.7%):
17,800	POSCO, SP ADR	1,933,436
31,200	Rio Tinto plc, SP ADR	2,256,384
31,300	Vale SA, SP ADR	1,000,035
162,500	Yamana Gold, Inc.	1,889,875

		7,079,730

Multiline Retail (0.8%):
75,250	Marks & Spencer Group plc, SP ADR	868,385

Oil, Gas & Consumable Fuels (12.0%):
987,950	China Petroleum & Chemical Corp. (Sinopec), H Shares	999,453
43,500	Nexen, Inc.	978,750
28,700	Petroleo Brasileiro SA, ADR	971,782
44,400	Royal Dutch Shell plc, SP ADR	3,158,172
61,700	Sasol, Ltd., SP ADR	3,263,313
77,700	Statoil ASA, SP ADR	1,977,465
34,700	Yanzhou Coal Mining Co., Ltd., SP ADR^	1,335,603

		12,684,538

Paper & Forest Products (1.7%):
129,600	Svenska Cellulosa AB, SP ADR^	1,837,728

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (6.8%):
62,600	AstraZeneca plc, SP ADR^	$3,134,382
71,300	GlaxoSmithKline plc, SP ADR^	3,058,770
20,000	Teva Pharmaceutical Industries, Ltd., SP ADR	964,400

		7,157,552

Real Estate Management & Development (0.6%):
406,200	New World Development Co., Ltd.	617,042
3,613	New World Development Co., Ltd.*(a)(b)	—

		617,042

Semiconductors & Semiconductor Equipment (1.0%):
85,700	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR^	1,080,677

Software (1.0%):
55,400	Sage Group plc (The), ADR	1,026,008

Tobacco (2.0%):
63,900	Imperial Tobacco Group plc	2,124,235

Trading Companies & Distributors (2.0%):
6,100	Mitsui & Co., Ltd., SP ADR	2,128,900

Water Utilities (4.1%):
73,200	Companhia de Saneamento Basico do Estado de Sao Paulo, SP ADR^	4,367,844

Wireless Telecommunication Services (3.0%):
170	KDDI Corp.	$1,223,395
103,300	SK Telecom Co., Ltd., SP ADR	1,931,710

		3,155,105

Total Common Stocks (Cost $90,301,174)		101,807,343

Short-Term Investment (16.5%):
$17,381,936	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	17,381,936

Total Short-Term Investment (Cost $17,381,936)		17,381,936

Unaffiliated Investment Company (2.6%):
2,744,224	Dreyfus Treasury Prime Cash Management, 0.00%(d)	2,744,224

Total Unaffiliated Investment Company (Cost $2,744,224)		2,744,224

Total Investment Securities (Cost $110,427,334(e) — 115.5%		121,933,503
Net other assets (liabilities) — (15.5)%		(16,347,795)

Net Assets — 100.0%		$105,585,708

Percentages indicated are based on net assets as of June 30, 2011.

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $17,187,390.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of such securities represent 0.0% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

As of June 30 2011, the Fund’s open forward currency contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 739,075 Hong Kong Dollar in exchange for U.S. Dollar	BBH	7/5/11	$94,946	$94,982	$(36)
Deliver 514,587 Hong Kong Dollar in exchange for U.S. Dollar	BBH	7/5/11	66,127	66,131	(4)

					$(40)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage

Australia	2.6%
Belgium	1.5
Bermuda	3.2
Brazil	10.9
Canada	6.0
China	1.6
Finland	0.4
France	2.5
Hong Kong	2.2
India	1.5
Israel	0.8
Japan	11.8
Netherlands	1.9
Norway	1.6
Republic of Korea (South)	4.3
Singapore	1.7
South Africa	2.7
Sweden	1.5
Switzerland	3.8
Taiwan	0.9
Turkey	0.8
United Kingdom	18.2
United States	17.6

100.0%

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL NFJ
International
Value Fund

Assets:
Investment securities, at cost	$110,427,334

Investment securities, at value*	$121,933,503
Interest and dividends receivable	746,729
Foreign currency, at value (cost $110,874)	110,874
Receivable for capital shares issued	10,926
Receivable for expenses paid indirectly	951
Receivable for investments sold	246,313
Reclaims receivable	68,024
Prepaid expenses	1,161

Total Assets	123,118,481

Liabilities:
Unrealized depreciation on forward currency contracts	40
Payable for investments purchased	40,250
Payable for capital shares redeemed	667
Payable upon return of securities loaned	17,381,936
Manager fees payable	76,594
Administration fees payable	5,154
Distribution fees payable	21,276
Custodian fees payable	3,193
Administrative and compliance services fees payable	1,038
Trustee fees payable	133
Other accrued liabilities	2,492

Total Liabilities	17,532,773

Net Assets	$105,585,708

Net Assets Consist of:
Capital	$65,189,889
Accumulated net investment income/(loss)	4,631,418
Accumulated net realized gains/(losses) from investment transactions	24,258,222
Net unrealized appreciation/(depreciation) on investments	11,506,179

Net Assets	$105,585,708

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,965,220
Net Asset Value (offering and redemption price per share)	$15.16

*	Includes securities on loan of $17,187,390.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL NFJ
International
Value Fund

Investment Income:
Dividends	$2,968,861
Income from securities lending	32,865
Foreign withholding tax	(9,296)

Total Investment Income	2,992,430

Expenses:
Manager fees	677,225
Administration fees	33,160
Distribution fees	188,118
Custodian fees	6,052
Administrative and compliance services fees	2,368
Trustee fees	4,044
Professional fees	4,604
Shareholder reports	1,044
Other expenses	2,116

Total expenses before reductions	918,731
Less expenses voluntarily waived/reimbursed by the Manager	(57,435)
Less expenses paid indirectly	(24,340)

Net expenses	836,956

Net Investment Income/(Loss)	2,155,474

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	21,699,259
Net realized gains/(losses) on forward currency contracts	(99,369)
Change in unrealized appreciation/(depreciation) on investments	(14,710,533)

Net Realized/Unrealized Gains/(Losses) on Investments	6,889,357

Change in Net Assets Resulting From Operations	$9,044,831

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

	AZL NFJ
	International Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,155,474	$2,476,065
Net realized gains/(losses) on investment transactions	21,599,890	2,658,222
Change in unrealized appreciation/(depreciation) on investments	(14,710,533)	9,202,936

Change in net assets resulting from operations	9,044,831	14,337,223

Dividends to Shareholders:
From net investment income	—	(927,757)
From net realized gains on investments	—	(2,756,613)

Change in net assets resulting from dividends to shareholders	—	(3,684,370)

Capital Transactions:
Proceeds from shares issued	13,883,342	88,419,038
Proceeds from dividends reinvested	—	3,684,370
Value of shares redeemed	(84,517,182)	(13,889,193)

Change in net assets resulting from capital transactions	(70,633,840)	78,214,215

Change in net assets	(61,589,009)	88,867,068
Net Assets:
Beginning of period	167,174,717	78,307,649

End of period	$105,585,708	$167,174,717

Accumulated net investment income/(loss)	$4,631,418	$2,475,944

Share Transactions:
Shares issued	922,079	6,469,520
Dividends reinvested	—	274,953
Shares redeemed	(5,368,616)	(1,047,201)

Change in shares	(4,446,537)	5,697,272

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,
	2011	2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$14.65	$13.70	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.44	0.15	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.07	1.15	3.54

Total from Investment Activities	0.51	1.30	3.70

Dividends to Shareholders From:
Net Investment Income	—	(0.09)	—
Net Realized Gains	—	(0.26)	—

Total Dividends	—	(0.35)	—

Net Asset Value, End of Period	$15.16	$14.65	$13.70

Total Return(b)(c)	3.48%	9.67%	37.00%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$105,586	$167,175	$78,308
Net Investment Income/(Loss)(d)	2.86%	2.01%	2.01%
Expenses Before Reductions(d)(e)	1.22%	1.21%	1.33%
Expenses Net of Reductions(d)	1.11%	1.10%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.14%	1.11%	1.23%
Portfolio Turnover Rate(c)	29%	29%	25%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL NFJ International Value Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,266 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of forward currency contracts outstanding was $0.2 million as of June 30, 2011. During the period ended June 30, 2011, the fund had limited activity in these transactions.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Forward Exchange Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$40

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/(depreciation) (for liability derivatives).

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains/(losses) on forward currency contracts / change in unrealized appreciation/(depreciation on investments	$(99,369)	$(40)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

*	From January 1, 2011 through April 30, 2011, the Manager voluntarily reduced the management fee to 0.80%. Effective May 1, 2011, the voluntary waiver was no longer in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02%

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,218 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$—	$2,058,365	$—	$2,058,365
Capital Markets	—	1,792,361	—	1,792,361
Commercial Banks	10,153,180	2,171,629	—	12,324,809
Electronic Equipment, Instruments & Components	—	2,363,768	—	2,363,768
Energy Equipment & Services	—	1,144,697	—	1,144,697
Media	—	2,278,741	—	2,278,741
Oil, Gas & Consumable Fuels	—	999,453	—	999,453
Real Estate Management & Development	—	617,042	—	617,042
Tobacco	1,931,710	1,223,395	—	3,155,105
All Other Common Stocks+	75,073,002	—	—	75,073,002
Short-Term Investment	—	17,381,936	—	17,381,936
Unaffiliated Investment Company	2,744,224	—	—	2,744,224

Total Investment Securities	87,157,892	32,031,387	—	121,933,503

Other Financial Instruments:*
Forward Currency Contracts	—	(40)	—	(40)

Total Investments	$87,157,892	$32,031,347	$—	$121,933,463

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$43,419,373	$107,947,741

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $110,556,852. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,467,906
Unrealized depreciation	(2,091,255)

Net unrealized appreciation	$11,376,651

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,125,817 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL NFJ International Value Fund	$3,684,370	$—	$3,684,370

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated		Total
	Ordinary	Long-Term	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL NFJ International Value Fund	$3,185,718	$3,074,375	$(1,125,817)	$26,216,712	$31,350,988

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Russell 1000 Growth Index Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,063.90	$4.30	0.84%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Russell 1000 Growth Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

	Percent of
Investments	net assets*
Aerospace & Defense	3.4%
Air Freight & Logistics	1.2
Airlines	0.2
Auto Components	0.6
Automobiles	0.6
Beverages	3.9
Biotechnology	1.9
Building Products	0.1
Capital Markets	1.2
Chemicals	3.9
Commercial Banks	0.1
Commercial Services & Supplies	0.3
Communications Equipment	2.1
Computers & Peripherals	5.9
Construction & Engineering	0.2
Construction Materials	—	ˆ
Consumer Finance	0.5
Containers & Packaging	0.3
Distributors	0.1
Diversified Consumer Services	0.2
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.4
Electric Utilities	0.1
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	0.4
Energy Equipment & Services	3.3
Food & Staples Retailing	2.6
Food Products	1.3
Gas Utilities	0.2
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.1
Health Care Technology	0.2
Hotels, Restaurants & Leisure	3.2
Household Durables	0.2
Household Products	1.1
Industrial Conglomerates	0.9%
Insurance	—	ˆ
Internet & Catalog Retail	1.7
Internet Software & Services	2.5
IT Services	5.8
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.8
Machinery	4.3
Marine	—	ˆ
Media	3.3
Metals & Mining	1.5
Multiline Retail	0.6
Office Electronics	—	ˆ
Oil, Gas & Consumable Fuels	7.8
Paper & Forest Products	0.1
Personal Products	0.5
Pharmaceuticals	2.8
Professional Services	0.2
Real Estate Investment Trusts (REITs)	1.4
Real Estate Management & Development	0.2
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	2.5
Software	7.1
Specialty Retail	2.2
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	—	ˆ
Tobacco	2.2
Trading Companies & Distributors	0.3
Water Utilities	—	ˆ
Wireless Telecommunication Services	0.7
Short-Term Investment	5.2
Unaffiliated Investment Company	2.0

	105.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ˆ	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.8%):
Aerospace & Defense (3.4%):
35	Alliant Techsystems, Inc.	$2,496
1,447	BE Aerospace, Inc.*	59,052
10,320	Boeing Co. (The)	762,958
805	Goodrich Corp.	76,877
12,403	Honeywell International, Inc.	739,095
3,938	Lockheed Martin Corp.	318,860
2,261	Precision Castparts Corp.	372,274
2,428	Rockwell Collins, Inc.	149,783
381	Spirit AeroSystems Holdings, Inc., Class A*	8,382
788	TransDigm Group, Inc.*	71,858
13,645	United Technologies Corp.	1,207,719

		3,769,354

Air Freight & Logistics (1.2%):
2,609	C.H. Robinson Worldwide, Inc.	205,693
3,347	Expeditors International of Washington, Inc.	171,333
289	FedEx Corp.	27,412
11,579	United Parcel Service, Inc., Class B	844,456
1,459	UTI Worldwide, Inc.	28,728

		1,277,622

Airlines (0.2%):
2,472	AMR Corp.*ˆ	13,349
398	Copa Holdings SA, Class A	26,562
8,011	Delta Air Lines, Inc.*	73,461
2,197	Southwest Airlines Co.	25,090
4,450	United Continental Holdings, Inc.*ˆ	100,703

		239,165

Auto Components (0.6%):
1,726	BorgWarner, Inc.*ˆ	139,444
2,249	Gentex Corp.	67,987
3,795	Goodyear Tire & Rubber Co.*	63,642
2,705	Johnson Controls, Inc.	112,690
2,173	O’Reilly Automotive, Inc.*	142,353
807	Tesla Motors, Inc.*ˆ	23,508
45	Visteon Corp.*	3,079
1,063	WABCO Holdings, Inc.*	73,411

		626,114

Automobiles (0.6%):
32,941	Ford Motor Co.*	454,257
3,723	Harley-Davidson, Inc.	152,531

		606,788

Beverages (3.9%):
1,378	Brown-Forman Corp., Class B	102,923
31,134	Coca-Cola Co. (The)	2,095,007
3,924	Coca-Cola Enterprises, Inc.	114,502
3,489	Dr Pepper Snapple Group, Inc.	146,294
1,103	Hansen Natural Corp.*	89,288
24,910	PepsiCo, Inc.	1,754,411

		4,302,425

Biotechnology (1.9%):
2,897	Alexion Pharmaceuticals, Inc.*	136,246
2,062	Amylin Pharmaceuticals, Inc.*	27,548
3,808	Biogen Idec, Inc.*	407,151
1,748	BioMarin Pharmaceutical, Inc.*	47,563
7,293	Celgene Corp.*	439,914
2,298	Dendreon Corp.*ˆ	90,633
12,403	Gilead Sciences, Inc.*	513,608
2,988	Human Genome Sciences, Inc.*ˆ	73,326
1,351	Myriad Genetics, Inc.*ˆ	30,681
586	Pharmasset, Inc.*	65,749
1,149	Regeneron Pharmaceuticals, Inc.*	65,160
815	United Therapeutics Corp.*ˆ	44,907
2,873	Vertex Pharmaceuticals, Inc.*	149,367

		2,091,853

Building Products (0.1%):
23	Armstrong World Industries, Inc.	1,048
841	Lennox International, Inc.	36,222
5,645	Masco Corp.ˆ	67,909

		105,179

Capital Markets (1.2%):
586	Affiliated Managers Group, Inc.*	59,450
717	BlackRock, Inc.	137,528
15,822	Charles Schwab Corp. (The)	260,272
1,872	Eaton Vance Corp.ˆ	56,591
1,154	Federated Investors, Inc.ˆ	27,511
2,288	Franklin Resources, Inc.	300,391
457	Greenhill & Co., Inc.ˆ	24,596
1,748	Lazard, Ltd., Class A	64,851
455	LPL Investment Holdings, Inc.*ˆ	15,565
2,287	SEI Investments Co.	51,480
4,093	T. Rowe Price Group, Inc.	246,972
3,449	TD Ameritrade Holding Corp.	67,290
1,361	Waddell & Reed Financial, Inc., Class A	49,472

		1,361,969

Chemicals (3.9%):
3,339	Air Products & Chemicals, Inc.	319,142
1,237	Airgas, Inc.	86,639
1,445	Albemarle Corp.	99,994
2,462	Celanese Corp., Series A	131,249
941	CF Industries Holdings, Inc.	133,311

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Chemicals, continued

14,636	E.I. du Pont de Nemours & Co.	$791,076
1,120	Eastman Chemical Co.	114,318
3,656	Ecolab, Inc.	206,125
1,131	FMC Corp.	97,289
594	Huntsman Corp.	11,197
1,267	International Flavor & Fragrances, Inc.	81,392
825	Intrepid Potash, Inc.*ˆ	26,812
56	KAR Auction Services, Inc.*	1,059
344	Kronos Worldwide, Inc.	10,819
1,013	Lubrizol Corp.	136,016
336	LyondellBasell Industries NV, Class A	12,943
8,447	Monsanto Co.	612,745
4,342	Mosaic Co. (The)	294,084
1,939	Nalco Holding Co.	53,924
2,493	PPG Industries, Inc.	226,339
4,781	Praxair, Inc.	518,213
1,023	Rockwood Holdings, Inc.*	56,562
619	Scotts Miracle-Gro Co. (The), Class Aˆ	31,761
1,920	Sigma Aldrich Corp.	140,890
1,928	Solutia, Inc.*	44,055
163	Valspar Corp. (The)	5,878
1,042	W. R. Grace & Co.*	47,546
66	Westlake Chemical Corp.	3,425

		4,294,803

Commercial Banks (0.1%):
5,427	Wells Fargo & Co.	152,282

Commercial Services & Supplies (0.3%):
122	Avery Dennison Corp.	4,713
934	Copart, Inc.*ˆ	43,524
148	Covanta Holding Corp.	2,441
2,838	Iron Mountain, Inc.ˆ	96,747
1,353	Stericycle, Inc.*	120,579
1,568	Waste Connections, Inc.	49,753

		317,757

Communications Equipment (2.1%):
843	Acme Packet, Inc.*	59,120
1,497	Ciena Corp.*ˆ	27,515
1,278	F5 Networks, Inc.*	140,900
539	Harris Corp.ˆ	24,287
3,571	JDS Uniphase Corp.*	59,493
8,401	Juniper Networks, Inc.*	264,631
1,391	Polycom, Inc.*	89,441
26,310	QUALCOMM, Inc.	1,494,145
2,419	Riverbed Technology, Inc.*	95,768

		2,255,300

Computers & Peripherals (5.9%):
14,573	Apple, Inc.*	4,891,719
19,009	Dell, Inc.*	316,880
32,425	EMC Corp.*	893,309
1,965	NCR Corp.*	37,119
5,797	NetApp, Inc.*	305,965
1,347	QLogic Corp.*	21,444

		6,466,436

Construction & Engineering (0.2%):
842	Aecom Technology Corp.*	23,020
910	Chicago Bridge & Iron Co. NV	35,399
2,747	Fluor Corp.	177,621
164	KBR, Inc.	6,181

		242,221

Construction Materials (0.0%):
337	Martin Marietta Materials, Inc.ˆ	26,950

Consumer Finance (0.5%):
10,017	American Express Co.	517,879
852	Discover Financial Services	22,791

		540,670

Containers & Packaging (0.3%):
2,647	Ball Corp.	101,804
2,457	Crown Holdings, Inc.*	95,381
1,453	Packaging Corp. of America	40,669
1,092	Rock-Tenn Co., Class A	72,443
780	Silgan Holdings, Inc.	31,957
444	Temple-Inland, Inc.	13,204

		355,458

Distributors (0.1%):
677	Genuine Parts Co.	36,829
2,299	LKQ Corp.*	59,981

		96,810

Diversified Consumer Services (0.2%):
1,910	Apollo Group, Inc., Class A*	83,429
161	Booz Allen Hamilton Holding Corp.*	3,077
881	DeVry, Inc.	52,093
2,829	H&R Block, Inc.ˆ	45,377
438	ITT Educational Services, Inc.*ˆ	34,269
457	Weight Watchers International, Inc.	34,490

		252,735

Diversified Financial Services (0.4%):
831	CBOE Holdings, Inc.ˆ	20,443
234	FleetCor Technologies, Inc.*	6,936
349	Green Dot Corp., Class A*	11,859
1,159	IntercontinentalExchange, Inc.*	144,539

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services, continued

3,141	Moody’s Corp.ˆ	$120,457
1,894	MSCI, Inc., Class A*	71,366
271	NASDAQ OMX Group, Inc. (The)*	6,856
1,275	NYSE Euronext	43,694

		426,150

Diversified Telecommunication Services (0.4%):
2,030	TW Telecom, Inc.*	41,676
10,076	Verizon Communications, Inc.	375,129
4,462	Windstream Corp.ˆ	57,828

		474,633

Electric Utilities (0.1%):
805	ITC Holdings Corp.	57,775

Electrical Equipment (1.2%):
2,534	AMETEK, Inc.	113,777
1,701	Cooper Industries plc	101,499
11,846	Emerson Electric Co.	666,337
427	General Cable Corp.*ˆ	18,182
131	GrafTech International, Ltd.*	2,655
615	Polypore International, Inc.*	41,722
2,274	Rockwell Automation, Inc.	197,292
1,511	Roper Industries, Inc.	125,866
206	Thomas & Betts Corp.*	11,093

		1,278,423

Electronic Equipment, Instruments & Components (0.4%):
2,776	Amphenol Corp., Class A	149,876
282	Arrow Electronics, Inc.*	11,703
831	Dolby Laboratories, Inc., Class A*ˆ	35,284
2,516	FLIR Systems, Inc.ˆ	84,814
434	IPG Photonics Corp.*	31,556
2,507	Jabil Circuit, Inc.	50,642
1,431	National Instruments Corp.	42,487
1,933	Trimble Navigation, Ltd.*	76,624

		482,986

Energy Equipment & Services (3.3%):
256	Atwood Oceanics, Inc.*	11,297
2,726	Baker Hughes, Inc.	197,799
2,846	Cameron International Corp.*	143,125
302	CARBO Ceramics, Inc.	49,211
719	Core Laboratories NVˆ	80,197
512	Diamond Offshore Drilling, Inc.ˆ	36,050
1,257	Dresser-Rand Group, Inc.*	67,564
3,787	FMC Technologies, Inc.*	169,620
14,420	Halliburton Co.	735,420
1,393	Helmerich & Payne, Inc.	92,105
1,711	Oceaneering International, Inc.	69,295
679	Oil States International, Inc.*	54,259
271	Patterson-UTI Energy, Inc.	8,566
332	Rowan Cos., Inc.*	12,885
676	RPC, Inc.	16,589
21,384	Schlumberger, Ltd.	1,847,578
1,256	Superior Energy Services, Inc.*	46,648
53	Tidewater, Inc.	2,852

		3,641,060

Food & Staples Retailing (2.6%):
85	BJ’s Wholesale Club, Inc.*	4,280
6,885	Costco Wholesale Corp.	559,337
7,160	Kroger Co. (The)	177,568
9,195	SYSCO Corp.	286,700
21,253	Wal-Mart Stores, Inc.	1,129,384
13,619	Walgreen Co.	578,263
2,437	Whole Foods Market, Inc.	154,628

		2,890,160

Food Products (1.3%):
597	Bunge, Ltd.	41,163
2,117	Campbell Soup Co.ˆ	73,142
813	ConAgra Foods, Inc.	20,984
972	Corn Products International, Inc.	53,732
1,763	Flowers Foods, Inc.ˆ	38,846
7,586	General Mills, Inc.	282,351
1,936	Green Mountain Coffee Roasters, Inc.*ˆ	172,807
2,962	H.J. Heinz Co.	157,815
1,787	Hershey Co.	101,591
1,149	Hormel Foods Corp.	34,252
3,625	Kellogg Co.	200,535
1,429	McCormick & Co.	70,836
7,654	Sara Lee Corp.	145,349

		1,393,403

Gas Utilities (0.2%):
830	EQT Corp.	43,592
190	National Fuel Gas Co.	13,832
127	ONEOK, Inc.	9,399
2,187	QEP Resources, Inc.	91,482

		158,305

Health Care Equipment & Supplies (2.9%):
8,090	Baxter International, Inc.	482,892
3,447	Becton, Dickinson & Co.	297,028
1,342	C.R. Bard, Inc.ˆ	147,432
1,103	CareFusion Corp.*	29,969
197	Cooper Cos., Inc. (The)	15,610
4,172	Covidien plc	222,076
905	DENTSPLY International, Inc.	34,462
1,807	Edwards Lifesciences Corp.*	157,534
769	Gen-Probe, Inc.*	53,176
902	Hill-Rom Holdings, Inc.ˆ	41,528

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued

902	IDEXX Laboratories, Inc.*ˆ	$69,959
619	Intuitive Surgical, Inc.*	230,336
791	Kinetic Concepts, Inc.*ˆ	45,585
14,554	Medtronic, Inc.	560,766
2,410	ResMed, Inc.*ˆ	74,590
879	Sirona Dental Systems, Inc.*	46,675
5,182	St. Jude Medical, Inc.	247,078
4,941	Stryker Corp.	289,987
907	Thoratec Corp.*	29,768
1,847	Varian Medical Systems, Inc.*	129,327

		3,205,778

Health Care Providers & Services (2.1%):
460	AMERIGROUP Corp.*	32,416
4,317	AmerisourceBergen Corp.	178,724
1,336	Brookdale Senior Living, Inc.*ˆ	32,398
2,763	Cardinal Health, Inc.	125,495
672	Catalyst Health Solutions, Inc.*	37,511
1,501	DaVita, Inc.*	130,002
25	Emdeon, Inc., Class A*	328
8,338	Express Scripts, Inc.*	450,085
1,274	HCA Holdings, Inc.*	42,042
3,955	Health Management Associates, Inc., Class A*	42,635
769	Henry Schein, Inc.*	55,053
1,579	Laboratory Corp. of America Holdings*	152,831
1,493	Lincare Holdings, Inc.ˆ	43,700
3,973	McKesson, Inc.	332,341
6,300	Medco Health Solutions, Inc.*	356,076
759	MEDNAX, Inc.*	54,792
647	Patterson Companies, Inc.	21,280
2,277	Quest Diagnostics, Inc.	134,571
424	Tenet Healthcare Corp.*ˆ	2,646
1,424	Universal Health Services, Inc., Class B	73,379

		2,298,305

Health Care Technology (0.2%):
2,417	Allscripts Healthcare Solutions, Inc.*	46,938
2,240	Cerner Corp.*ˆ	136,887
975	SXC Health Solutions Corp.*	57,447

		241,272

Hotels, Restaurants & Leisure (3.2%):
633	Bally Technologies, Inc.*	25,750
1,233	Brinker International, Inc.	30,159
490	Chipotle Mexican Grill, Inc.*ˆ	151,013
37	Choice Hotels International, Inc.	1,234
2,150	Darden Restaurants, Inc.	106,984
64	Hyatt Hotels Corp., Class A*	2,613
2,429	International Game Technology	42,702
6,181	Las Vegas Sands Corp.*	260,900
4,383	Marriott International, Inc., Class Aˆ	155,553
16,351	McDonald’s Corp.	1,378,716
1,228	MGM Resorts International*ˆ	16,222
457	Panera Bread Co., Class A*	57,427
1,187	Royal Caribbean Cruises, Ltd.*ˆ	44,679
11,813	Starbucks Corp.	466,495
3,074	Starwood Hotels & Resorts Worldwide, Inc.	172,267
1,248	Wynn Resorts, Ltd.	179,138
7,337	Yum! Brands, Inc.	405,296

		3,497,148

Household Durables (0.2%):
118	Garmin, Ltd.ˆ	3,898
727	Harman International Industries, Inc.	33,129
1,692	Leggett & Platt, Inc.	41,251
1,079	Tempur-Pedic International, Inc.*	73,178
983	Tupperware Brands Corp.	66,303

		217,759

Household Products (1.1%):
920	Aaron’s, Inc.	25,999
1,304	Church & Dwight Co., Inc.ˆ	52,864
122	Clorox Co. (The)	8,228
6,949	Colgate-Palmolive Co.	607,412
5,424	Kimberly-Clark Corp.	361,021
2,947	Procter & Gamble Co. (The)	187,341

		1,242,865

Industrial Conglomerates (0.9%):
9,888	3M Co.	937,877
88	Carlisle Cos., Inc.	4,332
3,235	McDermott International, Inc.*	64,086
253	Textron, Inc.ˆ	5,973

		1,012,268

Insurance (0.0%):
436	Erie Indemnity Co., Class A	30,834
176	Validus Holdings, Ltd.	5,447

		36,281

Internet & Catalog Retail (1.7%):
5,728	Amazon.com, Inc.*	1,171,319
1,793	Expedia, Inc.ˆ	51,979
828	Netflix, Inc.*ˆ	217,507
782	Priceline.com, Inc.*	400,329

		1,841,134

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Internet Software & Services (2.5%):
2,678	Akamai Technologies, Inc.*	$84,277
9,917	eBay, Inc.*	320,021
738	Equinix, Inc.*ˆ	74,553
3,966	Google, Inc., Class A*	2,008,303
142	LinkedIn Corp., Class A*	12,793
1,624	Rackspace Hosting, Inc.*	69,410
2,670	VeriSign, Inc.ˆ	89,338
696	VistaPrint NV*	33,304
913	WebMD Health Corp., Class A*	41,614

		2,733,613

IT Services (5.8%):
10,175	Accenture plc, Class A	614,773
804	Alliance Data Systems Corp.*ˆ	75,632
7,875	Automatic Data Processing, Inc.	414,855
1,798	Broadridge Financial Solutions, Inc.	43,278
4,795	Cognizant Technology Solutions Corp., Class A*	351,665
81	DST Systems, Inc.	4,277
1,813	Fiserv, Inc.*	113,548
1,533	Gartner, Inc.*	61,765
1,540	Genpact, Ltd.*	26,550
1,279	Global Payments, Inc.	65,229
19,087	International Business Machines Corp.	3,274,375
1,361	Lender Processing Services, Inc.	28,459
1,690	MasterCard, Inc., Class A	509,265
1,050	NeuStar, Inc., Class A*	27,510
4,685	Paychex, Inc.	143,923
1,464	SAIC, Inc.*ˆ	24,624
2,660	Teradata Corp.*	160,132
1,408	VeriFone Systems, Inc.*	62,445
2,662	Visa, Inc., Class A	224,300
9,964	Western Union Co.	199,579

		6,426,184

Leisure Equipment & Products (0.2%):
1,901	Hasbro, Inc.	83,511
4,070	Mattel, Inc.	111,884
510	Polaris Industries, Inc.	56,697

		252,092

Life Sciences Tools & Services (0.8%):
5,484	Agilent Technologies, Inc.*	280,287
1,336	Bruker Corp.*	27,201
814	Charles River Laboratories International, Inc.*	33,089
940	Covance, Inc.*ˆ	55,808
1,940	Illumina, Inc.*	145,791
245	Life Technologies Corp.*	12,757
507	Mettler-Toledo International, Inc.*	85,516
1,576	Pharmaceutical Product Development, Inc.	42,300
588	Techne Corp.	49,022
1,444	Waters Corp.*	138,248

		870,019

Machinery (4.3%):
1,853	Babcock & Wilcox Co. (The)*	51,347
1,193	Bucyrus International, Inc., Class A	109,350
10,160	Caterpillar, Inc.	1,081,634
3,087	Cummins, Inc.	319,474
8,655	Danaher Corp.	458,628
6,614	Deere & Co.	545,324
1,207	Donaldson Co., Inc.	73,241
2,288	Dover Corp.	155,126
2,038	Eaton Corp.	104,855
801	Flowserve Corp.	88,022
824	Gardner Denver, Inc.	69,257
956	Graco, Inc.	48,431
142	Harsco Corp.	4,629
1,171	IDEX Corp.	53,690
6,565	Illinois Tool Works, Inc.	370,857
4,140	Ingersoll-Rand plc	187,997
1,651	Joy Global, Inc.	157,241
151	Kennametal, Inc.	6,374
816	Lincoln Electric Holdings, Inc.	29,254
2,077	Manitowoc Co., Inc. (The)ˆ	34,977
618	Navistar International Corp.*	34,892
956	Nordson Corp.	52,437
5,759	PACCAR, Inc.	294,227
1,814	Pall Corp.	102,001
1,053	Parker Hannifin Corp.	94,496
166	Snap-On, Inc.	10,372
220	SPX Corp.	18,185
1,163	Timken Co.	58,615
489	Toro Co.	29,585
358	Valmont Industries, Inc.	34,508
761	Wabtec Corp.	50,013

		4,729,039

Marine (0.0%):
600	Kirby Corp.*ˆ	34,002

Media (3.3%):
3,424	Cablevision Systems Corp., Class A	123,983
1,634	CBS Corp., Class B	46,553
913	Charter Communications, Inc., Class A*	49,539
18,950	Comcast Corp., Class A	480,193

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media, continued

12,100	DIRECTV Group, Inc. (The), Class A*	$614,922
4,390	Discovery Communications, Inc., Class A*ˆ	179,815
2,369	DISH Network Corp., Class A*	72,657
2,880	Interpublic Group of Cos., Inc. (The)	36,000
734	John Wiley & Sons, Inc.	38,175
290	Lamar Advertising Co.*ˆ	7,937
3,866	Liberty Global, Inc., Class A*	174,125
3,952	McGraw-Hill Cos., Inc. (The)	165,628
384	Morningstar, Inc.ˆ	23,340
1,094	Nielsen Holdings NV*	34,089
4,431	Omnicom Group, Inc.	213,397
364	Regal Entertainment Group, Class Aˆ	4,492
1,476	Scripps Networks Interactive, Class A	72,147
62,191	Sirius XM Radio, Inc.*ˆ	136,198
2,798	Thomson Reuters Corp.	105,093
5,302	Time Warner Cable, Inc.	413,768
9,221	Viacom, Inc., Class B	470,271
5,000	Virgin Media, Inc.ˆ	149,650

		3,611,972

Metals & Mining (1.5%):
282	AK Steel Holding Corp.ˆ	4,444
1,672	Allegheny Technologies, Inc.ˆ	106,122
1,406	Allied Nevada Gold Corp.*	49,730
691	Carpenter Technology Corp.	39,857
2,138	Cliffs Natural Resources, Inc.	197,658
516	Compass Minerals International, Inc.	44,412
14,929	Freeport-McMoRan Copper & Gold, Inc.	789,744
883	Molycorp, Inc.*	53,916
186	Reliance Steel & Aluminum Co.	9,235
857	Royal Gold, Inc.ˆ	50,195
83	Schnitzer Steel Industries, Inc.	4,781
2,679	Southern Copper Corp.	88,059
2,512	Steel Dynamics, Inc.	40,820
717	Titanium Metals Corp.ˆ	13,135
982	Walter Energy, Inc.	113,716

		1,605,824

Multiline Retail (0.6%):
408	Big Lots, Inc.*	13,525
1,561	Dollar General Corp.*ˆ	52,902
1,927	Dollar Tree, Inc.*	128,377
1,927	Family Dollar Stores, Inc.	101,283
3,872	Kohl’s Corp.	193,639
833	Macy’s, Inc.	24,357
2,585	Nordstrom, Inc.	121,340
576	Target Corp.	27,020

		662,443

Office Electronics (0.0%):
861	Zebra Technologies Corp., Class A*	36,308

Oil, Gas & Consumable Fuels (7.8%):
2,003	Alpha Natural Resources, Inc.*	91,016
1,192	Anadarko Petroleum Corp.	91,498
1,741	Apache Corp.	214,822
275	Arch Coal, Inc.	7,332
819	Atlas Energy, Inc.*(a)(b)	—
1,845	Brigham Exploration Co.*	55,221
1,647	Cabot Oil & Gas Corp.	109,213
1,806	Chevron Corp.	185,729
359	Cimarex Energy Co.	32,281
1,738	Cobalt International Energy, Inc.*	23,689
1,629	Concho Resources, Inc.*	149,624
3,572	Consol Energy, Inc.	173,171
660	Continental Resources, Inc.*ˆ	42,841
5,276	Denbury Resources, Inc.*	105,520
11,404	El Paso Corp.	230,361
4,230	EOG Resources, Inc.	442,246
2,151	EXCO Resources, Inc.	37,965
57,291	Exxon Mobil Corp.	4,662,342
1,406	Forest Oil Corp.*	37,554
1,683	Frontier Oil Corp.	54,378
695	Holly Corp.	48,233
1,839	Kinder Morgan, Inc.	52,834
437	Kosmos Energy LLC*	7,420
467	Murphy Oil Corp.	30,663
1,223	Newfield Exploration Co.*	83,188
559	Noble Energy, Inc.	50,103
3,689	Occidental Petroleum Corp.	383,804
4,267	Peabody Energy Corp.	251,369
3,965	Petrohawk Energy Corp.*	97,817
1,492	Pioneer Natural Resources Co.	133,638
184	Quicksilver Resources, Inc.*ˆ	2,716
2,533	Range Resources Corp.	140,581
6,463	SandRidge Energy, Inc.*ˆ	68,896
810	SM Energy Co.	59,519
5,483	Southwestern Energy Co.*	235,111
2,410	Ultra Petroleum Corp.*	110,378
1,850	Whiting Petroleum Corp.*	105,283

		8,608,356

Paper & Forest Products (0.1%):
1,461	International Paper Co.	43,567
2,462	Weyerhaeuser Co.	53,819

		97,386

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Personal Products (0.5%):
6,779	Avon Products, Inc.	$189,812
1,778	Estee Lauder Co., Inc. (The), Class A	187,028
1,879	Herbalife, Ltd.	108,306
590	Mead Johnson Nutrition Co., Class A	39,854

		525,000

Pharmaceuticals (2.8%):
23,000	Abbott Laboratories	1,210,260
4,803	Allergan, Inc.	399,850
5,333	Eli Lilly & Co.	200,147
1,837	Endo Pharmaceuticals Holdings, Inc.*	73,792
2,218	Hospira, Inc.*	125,672
8,813	Johnson & Johnson Co.	586,241
6,265	Mylan, Inc.*	154,558
1,308	Perrigo Co.	114,934
2,438	Warner Chilcott plc, Class A	58,829
1,880	Watson Pharmaceuticals, Inc.*	129,212

		3,053,495

Professional Services (0.2%):
766	Dun & Bradstreet Corp.	57,864
103	Equifax, Inc.	3,576
779	IHS, Inc., Class A*	64,984
2,314	Robert Half International, Inc.	62,547
186	Towers Watson & Co., Class A	12,222
1,577	Verisk Analytics, Inc., Class A*	54,596

		255,789

Real Estate Investment Trusts (REITs) (1.4%):
1,278	Apartment Investment & Management Co., Class A	32,627
1,884	Boston Properties, Inc.	200,005
798	Camden Property Trust	50,769
353	Corporate Office Properties Trustˆ	10,982
1,500	Digital Realty Trust, Inc.ˆ	92,670
339	Equity Residential Property Trust	20,340
287	Essex Property Trust, Inc.ˆ	38,828
742	Federal Realty Investment Trustˆ	63,204
739	Macerich Co. (The)	39,536
1,539	Plum Creek Timber Co., Inc.ˆ	62,391
2,085	Public Storage, Inc.	237,711
1,279	Rayonier, Inc.ˆ	83,583
3,777	Simon Property Group, Inc.	439,001
188	UDR, Inc.	4,615
2,425	Ventas, Inc.ˆ	127,822
320	Vornado Realty Trust	29,818

		1,533,902

Real Estate Management & Development (0.2%):
4,604	CB Richard Ellis Group, Inc., Class A*	115,607
524	Jones Lang LaSalle, Inc.	49,413

		165,020

Road & Rail (0.8%):
93	Con-way, Inc.	3,609
17,379	CSX Corp.	455,677
3,854	Hertz Global Holdings, Inc.*ˆ	61,202
1,440	J.B. Hunt Transport Services, Inc.	67,810
1,297	Kansas City Southern Industries, Inc.*	76,951
755	Landstar System, Inc.	35,092
1,260	Union Pacific Corp.	131,544

		831,885

Semiconductors & Semiconductor Equipment (2.5%):
9,689	Advanced Micro Devices, Inc.*ˆ	67,726
5,078	Altera Corp.	235,365
4,722	Analog Devices, Inc.	184,819
1,309	Applied Materials, Inc.	17,030
6,748	Atmel Corp.*	94,944
3,015	Avago Technologies, Ltd.	114,570
8,448	Broadcom Corp., Class A	284,191
102	Cree, Inc.*ˆ	3,426
2,648	Cypress Semiconductor Corp.	55,979
938	First Solar, Inc.*ˆ	124,069
426	Freescale Semiconductor Holdings I, Ltd.*	7,834
987	Intersil Corp., Class Aˆ	12,683
2,046	KLA-Tencor Corp.	82,822
1,969	Lam Research Corp.*	87,187
3,589	Linear Technology Corp.	118,509
2,885	LSI Corp.*	20,541
4,667	Maxim Integrated Products, Inc.	119,288
2,151	MEMC Electronic Materials, Inc.*	18,348
3,002	Microchip Technology, Inc.ˆ	113,806
3,737	National Semiconductor Corp.	91,968
9,460	NVIDIA Corp.*ˆ	150,745
7,008	ON Semiconductor Corp.*	73,374
266	PMC-Sierra, Inc.*	2,014
629	Silicon Laboratories, Inc.*ˆ	25,953
2,981	Skyworks Solutions, Inc.*	68,503
11,620	Texas Instruments, Inc.	381,485

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

1,188	Varian Semiconductor Equipment Associates, Inc.*ˆ	$72,991
4,186	Xilinx, Inc.ˆ	152,663

		2,782,833

Software (7.1%):
7,950	Adobe Systems, Inc.*	250,028
1,447	Ansys, Inc.*	79,108
1,522	Ariba, Inc.*	52,463
3,621	Autodesk, Inc.*	139,771
2,793	BMC Software, Inc.*	152,777
4,238	Cadence Design Systems, Inc.*	44,753
2,963	Citrix Systems, Inc.*	237,040
2,523	Compuware Corp.*	24,625
5,239	Electronic Arts, Inc.*	123,640
729	FactSet Research Systems, Inc.ˆ	74,591
1,890	Fortinet, Inc.*	51,578
1,667	Informatica Corp.*	97,403
4,768	Intuit, Inc.*	247,269
1,278	Micros Systems, Inc.*	63,529
116,946	Microsoft Corp.	3,040,596
3,754	Nuance Communications, Inc.*ˆ	80,598
60,530	Oracle Corp.	1,992,042
3,042	Red Hat, Inc.*	139,628
1,780	Rovi Corp.*	102,101
2,110	Salesforce.com, Inc.*	314,348
1,113	Solera Holdings, Inc.	65,845
11,907	Symantec Corp.*	234,806
182	Synopsys, Inc.*	4,679
2,616	TIBCO Software, Inc.*	75,916
1,336	VMware, Inc., Class A*	133,907

		7,823,041

Specialty Retail (2.2%):
1,190	Abercrombie & Fitch Co., Class A	79,635
1,227	Advance Auto Parts, Inc.ˆ	71,767
318	AutoNation, Inc.*ˆ	11,642
420	AutoZone, Inc.*	123,837
3,926	Bed Bath & Beyond, Inc.*	229,161
587	CarMax, Inc.*	19,412
1,849	Chico’s FAS, Inc.	28,160
1,484	Dick’s Sporting Goods, Inc.*	57,060
315	DSW, Inc., Class A*	15,942
1,021	Guess?, Inc.	42,943
15,186	Home Depot, Inc.	550,037
4,195	Limited Brands, Inc.	161,298
1,787	PetSmart, Inc.	81,076
1,852	Ross Stores, Inc.	148,382
1,387	Sally Beauty Holdings, Inc.*	23,718
1,415	Sherwin Williams Co.	118,676
2,013	Tiffany & Co.	158,061
6,085	TJX Cos., Inc.	319,645
1,138	Tractor Supply Co.	76,110
715	Ulta Salon, Cosmetics & Fragrance, Inc.*	46,175
1,895	Urban Outfitters, Inc.*ˆ	53,344
862	Williams-Sonoma, Inc.	31,454

		2,447,535

Textiles, Apparel & Luxury Goods (1.1%):
4,627	Coach, Inc.	295,804
610	Deckers Outdoor Corp.*	53,765
825	Fossil, Inc.*	97,119
1,521	Hanesbrands, Inc.*	43,425
777	J. Crew Group, Inc.*(a)(b)	—
5,626	Nike, Inc., Class B	506,227
140	Phillips-Van Heusen Corp.	9,166
990	Polo Ralph Lauren Corp.ˆ	131,284
574	Under Armour, Inc., Class A*ˆ	44,376

		1,181,166

Thrifts & Mortgage Finance (0.0%):
608	Hudson City Bancorp, Inc.	4,979
1,113	People’s United Financial, Inc.	14,959

		19,938

Tobacco (2.2%):
24,611	Altria Group, Inc.	649,976
25,364	Philip Morris International, Inc.	1,693,554
1,611	Reynolds American, Inc.	59,688

		2,403,218

Trading Companies & Distributors (0.3%):
4,647	Fastenal Co.ˆ	167,246
698	MSC Industrial Direct Co., Inc., Class A	46,284
897	W.W. Grainger, Inc.ˆ	137,824
321	WESCO International, Inc.*	17,363

		368,717

Water Utilities (0.0%):
225	Aqua America, Inc.	4,945

Wireless Telecommunication Services (0.7%):
6,251	American Tower Corp., Class A*	326,927
2,456	Clearwire Corp., Class A*ˆ	9,284
4,577	Crown Castle International Corp.*	186,696
4,377	MetroPCS Communications, Inc.*	75,328
2,347	NII Holdings, Inc.*	99,466

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Wireless Telecommunication Services, continued

1,786	SBA Communications Corp., Class A*	$68,207

		765,908

Total Common Stocks (Cost $90,335,585)		107,607,226

Short-Term Investment (5.2%):
$5,749,792	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	5,749,792

Total Short-Term Investment (Cost $5,749,792)		5,749,792

Unaffiliated Investment Company (2.0%):
2,246,415	Dreyfus Treasury Prime Cash Management, 0.00%(d)	2,246,415

Total Unaffiliated Investment Company (Cost $2,246,415)		2,246,415

Total Investment Securities (Cost $98,331,792)(e) — 105.0%		115,603,433
Net other assets (liabilities) — (5.0)%		(5,540,723)

Net Assets — 100.0%		$110,062,710

Percentages indicated are based on net assets as of June 30, 2011.

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $5,579,802.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represent 0.0% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $160,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)

NASDAQ-100 Index E-Mini September Futures	Long	9/16/11	16	$742,720	$20,496
S&P 500 Index E-Mini September Futures	Long	9/16/11	27	1,775,925	44,016

Total					$64,512

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Russell
1000 Growth
Index Fund

Assets:
Investment securities, at cost	$98,331,792

Investment securities, at value*	$115,603,433
Segregated cash for collateral	160,000
Interest and dividends receivable	110,075
Receivable for capital shares issued	17,877
Receivable for variation margin on futures contracts	23,510
Prepaid expenses	675

Total Assets	115,915,570

Liabilities:
Payable for capital shares redeemed	933
Payable upon return of securities loaned	5,749,792
Manager fees payable	40,890
Administration fees payable	4,310
Distribution fees payable	21,819
Custodian fees payable	2,481
Administrative and compliance services fees payable	724
Trustee fees payable	93
Other accrued liabilities	31,818

Total Liabilities	5,852,860

Net Assets	$110,062,710

Net Assets Consist of:
Capital	$94,032,800
Accumulated net investment income/(loss)	902,262
Accumulated net realized gains/(losses) from investment transactions	(2,208,505)
Net unrealized appreciation/(depreciation) on investments	17,336,153

Net Assets	$110,062,710

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,449,456
Net Asset Value (offering and redemption price per share)	$11.65

*	Includes securities on loan of $5,579,802.

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Russell
1000 Growth
Index Fund

Investment Income:
Interest	$110
Dividends	771,582
Income from securities lending	4,922
Foreign withholding tax	(221)

Total Investment Income	776,393

Expenses:
Manager fees	232,695
Administration fees	27,166
Distribution fees	132,213
Custodian fees	8,052
Administrative and compliance services fees	2,460
Trustee fees	4,217
Professional fees	4,810
Shareholder reports	2,194
Recoupment of prior expenses reimbursed by the Manager	8,621
Other expenses	21,830

Total expenses	444,258

Net Investment Income/(Loss)	332,135

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(862,546)
Net realized gains/(losses) on futures contracts	293,088
Change in unrealized appreciation/(depreciation) on investments	6,770,035

Net Realized/Unrealized Gains/(Losses) on Investments	6,200,577

Change in Net Assets Resulting From Operations	$6,532,712

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Russell
	1000 Growth Index Fund
	For the Six	April 30, 2010
	Months Ended	to
	June 30,	December 31,
	2011	2010(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$332,135	$520,858
Net realized gains/(losses) on investment transactions	(569,458)	(1,639,047)
Change in unrealized appreciation/(depreciation) on investments	6,770,035	10,566,118

Change in net assets resulting from operations	6,532,712	9,447,929

Capital Transactions:
Proceeds from shares issued	15,276,130	106,628,727
Value of shares redeemed	(17,323,054)	(10,499,734)

Change in net assets resulting from capital transactions	(2,046,924)	96,128,993

Change in net assets	4,485,788	105,576,922
Net Assets:
Beginning of period	105,576,922	—

End of period	$110,062,710	$105,576,922

Accumulated net investment income/(loss)	$902,262	$570,127

Share Transactions:
Shares issued	1,330,661	10,718,989
Shares redeemed	(1,521,839)	(1,078,355)

Change in shares	(191,178)	9,640,634

(a)	Period from commencement of operations.

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	April 30, 2010
	Ended	to
	June 30,	December 31,
	2011	2010(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.66	0.90

Total from Investment Activities	0.70	0.95

Net Asset Value, End of Period	$11.65	$10.95

Total Return(b)(c)	6.39%	9.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$110,063	$105,577
Net Investment Income/(Loss)(d)	0.63%	0.87%
Expenses Before Reductions(d)(e)	0.84%	0.87%
Expenses Net of Reductions(d)	0.84%	0.84%
Portfolio Turnover Rate(c)	23%	29%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Russell 1000 Growth Index Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $490 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.5 million as of June 30, 2011. The monthly average notional amount for these contracts was $3.1 for the period ended June 30, 2011.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*

Equity Contracts	Receivable for variation	$64,512	Payable for variation	$—
	margin on futures contracts		margin on futures contracts

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gains (losses) on	$293,088	$10,982
futures contracts/change in unrealized appreciation/(depreciation) on investments

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Growth Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Expires
12/31/2013
AZL Russell 1000 Growth Index Fund	$16,000

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $748 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$107,607,226	$—	$—	$107,607,226
Short-Term Investment	—	5,749,792	—	5,749,792
Unaffiliated Investment Company	2,246,415	—	—	2,246,415

Total Investment Securities	109,853,641	5,749,792	—	115,603,433

Other Financial Instruments:*
Futures Contracts	64,512	—	—	64,512

Total Investments	$109,918,153	$5,749,792	$—	$115,667,945

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$23,866,425	$23,839,702

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $98,591,376. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,029,212
Unrealized depreciation	(1,017,155)

Net unrealized appreciation	$17,012,057

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2018
AZL Russell 1000 Growth Index Fund	$1,248,914

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Russell 1000 Growth Index Fund	$564,166	$(1,248,914)	$10,181,946	$9,497,198

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Russell 1000 Value Index Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Russell 1000 Value Index Fund	$1,000.00	$1,055.30	$4.03	0.79%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Russell 1000 Value Index Fund	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Russell 1000 Value Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

	Percent of
Investments	net assets*
Aerospace & Defense	1.5%
Air Freight & Logistics	0.4
Airlines	0.2
Auto Components	0.6
Automobiles	0.7
Beverages	0.2
Biotechnology	0.9
Building Products	0.1
Capital Markets	3.2
Chemicals	1.1
Commercial Banks	4.7
Commercial Services & Supplies	0.7
Communications Equipment	1.6
Computers & Peripherals	1.5
Construction & Engineering	0.3
Construction Materials	0.1
Consumer Finance	0.9
Containers & Packaging	0.3
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Financial Services	6.1
Diversified Telecommunication Services	4.3
Electric Utilities	3.3
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	1.2
Food & Staples Retailing	1.3
Food Products	2.0
Gas Utilities	0.5
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	2.3
Health Care Technology	—	ˆ
Hotels, Restaurants & Leisure	0.6
Household Durables	0.8
Household Products	2.6
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	3.4%
Insurance	7.3
Internet & Catalog Retail	0.2
Internet Software & Services	0.6
IT Services	0.8
Leisure Equipment & Products	—	ˆ
Life Sciences Tools & Services	0.6
Machinery	0.9
Marine	0.1
Media	3.4
Metals & Mining	1.0
Multi-Utilities	2.5
Multiline Retail	0.8
Office Electronics	0.2
Oil, Gas & Consumable Fuels	10.7
Paper & Forest Products	0.4
Personal Products	0.2
Pharmaceuticals	7.1
Professional Services	0.2
Real Estate Investment Trusts (REITs)	3.1
Real Estate Management & Development	0.1
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	2.6
Software	0.3
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.3
Tobacco	0.7
Trading Companies & Distributors	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.3
Short-Term Investment	5.6
Unaffiliated Investment Company	2.5

	105.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ˆ	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.2%):
Aerospace & Defense (1.5%):
803	Alliant Techsystems, Inc.	$57,278
137	BE Aerospace, Inc.*	5,591
2,137	Boeing Co. (The)	157,988
8,510	General Dynamics Corp.	634,165
1,891	Goodrich Corp.	180,590
4,716	ITT Industries, Inc.	277,914
2,719	L-3 Communications Holdings, Inc.	237,777
931	Lockheed Martin Corp.ˆ	75,383
7,499	Northrop Grumman Corp.ˆ	520,056
9,124	Raytheon Co.	454,831
2,409	Spirit AeroSystems Holdings, Inc., Class A*	52,998
1,266	United Technologies Corp.	112,054

		2,766,625

Air Freight & Logistics (0.4%):
7,617	FedEx Corp.	722,472
255	UTI Worldwide, Inc.	5,021

		727,493

Airlines (0.2%):
4,527	AMR Corp.*ˆ	24,446
180	Copa Holdings SA, Class A	12,013
8,642	Delta Air Lines, Inc.*	79,247
16,712	Southwest Airlines Co.	190,851
1,310	United Continental Holdings, Inc.*ˆ	29,645

		336,202

Auto Components (0.6%):
2,284	Autoliv, Inc.ˆ	179,180
516	Federal-Mogul Corp.*	11,780
12,983	Johnson Controls, Inc.	540,872
2,693	Lear Corp.	144,022
2,609	TRW Automotive Holdings Corp.*	154,009
1,236	Visteon Corp.*	84,555

		1,114,418

Automobiles (0.7%):
41,900	Ford Motor Co.*	577,801
19,471	General Motors Co.*	591,140
1,131	Thor Industries, Inc.	32,618

		1,201,559

Beverages (0.2%):
386	Brown-Forman Corp., Class B	28,830
1,948	Coca-Cola Enterprises, Inc.	56,843
4,655	Constellation Brands, Inc.*	96,917
3,439	Molson Coors Brewing Co., Class B	153,861

		336,451

Biotechnology (0.9%):
23,817	Amgen, Inc.*	1,389,722
1,952	Cephalon, Inc.*	155,965
607	Vertex Pharmaceuticals, Inc.*	31,558

		1,577,245

Building Products (0.1%):
504	Armstrong World Industries, Inc.	22,962
3,197	Owens Corning, Inc.*	119,408

		142,370

Capital Markets (3.2%):
382	Affiliated Managers Group, Inc.*	38,754
9,031	American Capital, Ltd.*	89,678
6,207	Ameriprise Financial, Inc.	358,020
5,245	Ares Capital Corp.	84,287
31,810	Bank of New York Mellon Corp.	814,972
1,189	BlackRock, Inc.	228,062
6,427	E*TRADE Financial Corp.*	88,693
440	Federated Investors, Inc.ˆ	10,490
13,263	Goldman Sachs Group, Inc. (The)	1,765,173
11,836	Invesco, Ltd.	276,962
4,862	Janus Capital Group, Inc.	45,897
3,459	Jefferies Group, Inc.ˆ	70,564
3,811	Legg Mason, Inc.	124,848
139	LPL Investment Holdings, Inc.*ˆ	4,755
39,569	Morgan Stanley	910,483
5,562	Northern Trust Corp.	255,629
2,614	Raymond James Financial, Inc.	84,040
12,912	State Street Corp.	582,202

		5,833,509

Chemicals (1.1%):
2,027	Ashland, Inc.	130,985
1,680	Cabot Corp.	66,982
302	CF Industries Holdings, Inc.	42,784
1,261	Cytec Industries, Inc.	72,117
30,115	Dow Chemical Co. (The)	1,084,140
3,979	Huntsman Corp.	75,004
614	KAR Auction Services, Inc.*	11,611
7,476	LyondellBasell Industries NV, Class A	287,975
400	Nalco Holding Co.	11,124
91	Rockwood Holdings, Inc.*	5,031
3,340	RPM International, Inc.	76,887
158	Scotts Miracle-Gro Co. (The), Class Aˆ	8,107
2,145	Valspar Corp. (The)	77,349

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued
Chemicals, continued

188	W. R. Grace & Co.*	$8,578
404	Westlake Chemical Corp.	20,968

		1,979,642

Commercial Banks (4.7%):
4,440	Associated Banc-Corp.	61,716
1,222	Bank of Hawaii Corp.ˆ	56,848
17,842	BB&T Corp.ˆ	478,879
656	BOK Financial Corp.ˆ	35,929
8,279	CapitalSource, Inc.	53,400
1,201	City National Corp.	65,154
4,528	Comerica, Inc.	156,533
1,895	Commerce Bancshares, Inc.	81,485
1,365	Cullen/Frost Bankers, Inc.ˆ	77,600
3,810	East West Bancorp, Inc.	77,000
23,535	Fifth Third Bancorp	300,071
139	First Citizens BancShares, Inc., Class A	26,024
6,746	First Horizon National Corp.ˆ	64,357
1,881	First Republic Bank*ˆ	60,719
5,105	Fulton Financial Corp.	54,675
22,118	Huntington Bancshares, Inc.	145,094
24,357	KeyCorp	202,894
3,215	M&T Bank Corp.	282,759
13,593	Marshall & Ilsley Corp.	108,336
13,482	PNC Financial Services Group, Inc.	803,662
26,221	Popular, Inc.*	72,370
32,187	Regions Financial Corp.	199,559
13,754	SunTrust Banks, Inc.	354,853
19,405	Synovus Financial Corp.ˆ	40,362
4,074	TCF Financial Corp.ˆ	56,221
49,356	U.S. Bancorp	1,259,072
4,351	Valley National Bancorpˆ	59,217
117,188	Wells Fargo & Co.	3,288,295
4,709	Zions Bancorpˆ	113,063

		8,636,147

Commercial Services & Supplies (0.7%):
2,568	Avery Dennison Corp.	99,202
3,238	Cintas Corp.ˆ	106,951
2,747	Corrections Corp. of America*	59,473
2,903	Covanta Holding Corp.	47,870
4,688	Pitney Bowes, Inc.ˆ	107,777
5,316	R.R. Donnelley & Sons Co.ˆ	104,247
8,219	Republic Services, Inc.	253,556
361	Waste Connections, Inc.	11,455
12,148	Waste Management, Inc.	452,756

		1,243,287

Communications Equipment (1.6%):
12,102	Brocade Communications Systems, Inc.*	78,179
140,898	Cisco Systems, Inc.	2,199,418
955	EchoStar Corp., Class A*	34,791
2,382	Harris Corp.	107,333
6,680	Motorola Mobility Holdings, Inc.*	147,227
7,706	Motorola Solutions, Inc.*	354,784
9,307	Tellabs, Inc.	42,905

		2,964,637

Computers & Peripherals (1.5%):
11,082	Dell, Inc.*	184,737
1,671	Diebold, Inc.	51,818
55,434	Hewlett-Packard Co.	2,017,797
2,030	Lexmark International, Inc.*	59,398
868	NCR Corp.*	16,396
492	QLogic Corp.*	7,833
6,106	SanDisk Corp.*	253,399
5,953	Western Digital Corp.*	216,570

		2,807,948

Construction & Engineering (0.3%):
1,686	Aecom Technology Corp.*	46,095
1,080	Chicago Bridge & Iron Co. NV	42,012
3,248	Jacobs Engineering Group, Inc.*	140,476
3,630	KBR, Inc.	136,815
5,524	Quanta Services, Inc.*	111,585
1,849	Shaw Group, Inc.*	55,858
2,034	URS Corp.*	91,001

		623,842

Construction Materials (0.1%):
620	Martin Marietta Materials, Inc.ˆ	49,581
3,307	Vulcan Materials Co.ˆ	127,419

		177,000

Consumer Finance (0.9%):
10,632	American Express Co.	549,674
11,762	Capital One Financial Corp.	607,743
12,591	Discover Financial Services	336,809
13,511	SLM Corp.	227,120

		1,721,346

Containers & Packaging (0.3%):
1,722	AptarGroup, Inc.	90,130
2,698	Bemis Co., Inc.ˆ	91,139
979	Greif, Inc., Class A	63,664
4,200	Owens-Illinois, Inc.*	108,402
251	Packaging Corp. of America	7,026
4,103	Sealed Air Corp.	97,610
2,554	Sonoco Products Co.	90,769
2,053	Temple-Inland, Inc.	61,056

		609,796

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued

Distributors (0.1%):
2,930	Genuine Parts Co.ˆ	$159,392

Diversified Consumer Services (0.1%):
312	Booz Allen Hamilton Holding Corp.*	5,962
1,579	Career Education Corp.*ˆ	33,396
329	DeVry, Inc.	19,454
984	Education Management Corp.*ˆ	23,557
3,222	H&R Block, Inc.ˆ	51,681
6,118	Service Corp. International	71,458

		205,508

Diversified Financial Services (6.1%):
259,581	Bank of America Corp.	2,845,008
5,137	CIT Group, Inc.*	227,364
74,444	Citigroup, Inc.	3,099,848
1,718	CME Group, Inc.	500,952
944	Interactive Brokers Group, Inc., Class A	14,774
101,796	JPMorgan Chase & Co.	4,167,528
5,062	Leucadia National Corp.	172,614
2,782	NASDAQ OMX Group, Inc. (The)*	70,384
4,634	NYSE Euronext	158,807

		11,257,279

Diversified Telecommunication Services (4.3%):
151,706	AT&T, Inc.	4,765,085
15,384	CenturyTel, Inc.	621,975
25,491	Frontier Communications Corp.ˆ	205,712
43,642	Level 3 Communications, Inc.*ˆ	106,487
558	TW Telecom, Inc.*	11,456
56,095	Verizon Communications, Inc.	2,088,417
5,814	Windstream Corp.ˆ	75,349

		7,874,481

Electric Utilities (3.3%):
12,342	American Electric Power Co., Inc.	465,047
2,996	DPL, Inc.	90,359
34,105	Duke Energy Corp.	642,197
8,346	Edison International	323,407
4,559	Entergy Corp.	311,288
16,969	Exelon Corp.	726,952
10,714	FirstEnergy Corp.	473,023
3,483	Great Plains Energy, Inc.	72,203
2,460	Hawaiian Electric Industries, Inc.ˆ	59,188
10,810	NextEra Energy, Inc.	621,143
4,529	Northeast Utilities	159,285
6,042	NV Energy, Inc.	92,745
5,784	Pepco Holdings, Inc.ˆ	113,540
2,793	Pinnacle West Capital Corp.	124,512
14,785	PPL Corp.	411,467
7,545	Progress Energy, Inc.	362,235
21,754	Southern Co.	878,426
2,912	Westar Energy, Inc.ˆ	78,362

		6,005,379

Electrical Equipment (0.2%):
1,463	Cooper Industries plc	87,297
643	General Cable Corp.*ˆ	27,379
3,108	GrafTech International, Ltd.*	62,999
1,544	Hubbell, Inc., Class B	100,283
990	Regal-Beloit Corp.ˆ	66,103
2,534	SunPower Corp., Class A*ˆ	48,982
1,018	Thomas & Betts Corp.*	54,819

		447,862

Electronic Equipment, Instruments & Components (0.7%):
2,542	Arrow Electronics, Inc.*	105,493
3,914	Avnet, Inc.*	124,778
1,103	AVX Corp.	16,810
40,215	Corning, Inc.	729,902
4,125	Ingram Micro, Inc., Class A*	74,827
1,040	Itron, Inc.*	50,086
858	Jabil Circuit, Inc.	17,332
3,463	Molex, Inc.ˆ	89,242
1,193	Tech Data Corp.*	58,326
3,896	Vishay Intertechnology, Inc.*	58,596

		1,325,392

Energy Equipment & Services (1.2%):
1,036	Atwood Oceanics, Inc.*	45,719
6,703	Baker Hughes, Inc.	486,370
1,651	Cameron International Corp.*	83,029
931	Diamond Offshore Drilling, Inc.ˆ	65,552
178	Helmerich & Payne, Inc.	11,769
7,360	Nabors Industries, Ltd.*	181,350
10,838	National-Oilwell Varco, Inc.	847,640
209	Oil States International, Inc.*	16,701
3,519	Patterson-UTI Energy, Inc.	111,235
2,726	Rowan Cos., Inc.*	105,796
560	Seacor Holdings, Inc.	55,978
1,244	Tidewater, Inc.ˆ	66,940
1,074	Unit Corp.*	65,439

		2,143,518

Food & Staples Retailing (1.3%):
1,261	BJ’s Wholesale Club, Inc.*	63,491
34,736	CVS Caremark Corp.	1,305,379
3,900	Kroger Co. (The)	96,720
9,071	Safeway, Inc.ˆ	211,989
5,435	Supervalu, Inc.ˆ	51,143

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued

10,910	Wal-Mart Stores, Inc.	$579,758
1,313	Walgreen Co.	55,750

		2,364,230

Food Products (2.0%):
16,341	Archer-Daniels Midland Co.	492,681
2,802	Bunge, Ltd.	193,198
1,104	Campbell Soup Co.ˆ	38,143
9,155	ConAgra Foods, Inc.	236,291
378	Corn Products International, Inc.	20,896
4,693	Dean Foods Co.*	57,583
4,023	General Mills, Inc.	149,736
3,430	H.J. Heinz Co.	182,750
989	Hershey Co.	56,225
1,649	Hormel Foods Corp.ˆ	49,157
2,971	J.M. Smucker Co. (The)	227,103
410	Kellogg Co.	22,681
42,318	Kraft Foods, Inc., Class A	1,490,863
1,073	McCormick & Co.	53,189
1,410	Ralcorp Holdings, Inc.*	122,078
2,548	Sara Lee Corp.	48,387
4,252	Smithfield Foods, Inc.*	92,991
7,710	Tyson Foods, Inc., Class A	149,728

		3,683,680

Gas Utilities (0.5%):
2,052	AGL Resources, Inc.ˆ	83,537
2,314	Atmos Energy Corp.	76,941
1,846	Energen Corp.	104,299
2,092	EQT Corp.	109,872
1,809	National Fuel Gas Co.	131,695
2,538	ONEOK, Inc.ˆ	187,837
974	QEP Resources, Inc.	40,742
4,507	Questar Corp.	79,819
2,856	UGI Corp.	91,078

		905,820

Health Care Equipment & Supplies (0.9%):
2,190	Alere, Inc.*	80,198
1,461	Baxter International, Inc.	87,207
39,149	Boston Scientific Corp.*	270,519
3,932	CareFusion Corp.*	106,832
865	Cooper Cos., Inc. (The)	68,543
5,918	Covidien plc	315,015
2,135	DENTSPLY International, Inc.	81,301
152	Hill-Rom Holdings, Inc.ˆ	6,998
6,700	Hologic, Inc.*	135,139
352	Kinetic Concepts, Inc.*	20,286
3,756	Medtronic, Inc.	144,719
1,032	Teleflex, Inc.	63,014
4,918	Zimmer Holdings, Inc.*	310,818

		1,690,589

Health Care Providers & Services (2.3%):
9,722	Aetna, Inc.	428,643
375	AMERIGROUP Corp.*	26,426
324	Brookdale Senior Living, Inc.*	7,857
4,491	Cardinal Health, Inc.	203,981
6,931	CIGNA Corp.	356,461
2,431	Community Health Systems, Inc.*	62,428
3,797	Coventry Health Care, Inc.*	138,477
705	Emdeon, Inc., Class A*	9,250
1,323	HCA Holdings, Inc.*	43,659
2,318	Health Net, Inc.*	74,454
1,113	Henry Schein, Inc.*	79,680
4,314	Humana, Inc.	347,450
1,359	LifePoint Hospitals, Inc.*ˆ	53,110
2,970	Omnicare, Inc.ˆ	94,713
1,591	Patterson Companies, Inc.	52,328
331	Quest Diagnostics, Inc.	19,562
11,846	Tenet Healthcare Corp.*ˆ	73,919
27,755	UnitedHealth Group, Inc.	1,431,603
2,212	VCA Antech, Inc.*	46,894
9,406	WellPoint, Inc.	740,911

		4,291,806

Health Care Technology (0.0%):
944	Allscripts Healthcare Solutions, Inc.*	18,332

Hotels, Restaurants & Leisure (0.6%):
77	Bally Technologies, Inc.*	3,132
169	Brinker International, Inc.	4,134
10,923	Carnival Corp.	411,032
669	Choice Hotels International, Inc.	22,318
1,074	Hyatt Hotels Corp., Class A*	43,841
3,732	International Game Technology	65,609
1,542	Madison Square Garden, Inc., Class A*	42,451
7,030	MGM Resorts International*ˆ	92,866
1,739	Penn National Gaming, Inc.*	70,151
1,528	Royal Caribbean Cruises, Ltd.*ˆ	57,514
8,098	Wendy’s/Arby’s Group, Inc., Class A	41,057
1,466	WMS Industries, Inc.*	45,036
4,355	Wyndham Worldwide Corp.	146,546

		1,045,687

Household Durables (0.8%):
7,167	D.R. Horton, Inc.ˆ	82,564
3,949	Fortune Brands, Inc.	251,828
2,566	Garmin, Ltd.ˆ	84,755
609	Harman International Industries, Inc.	27,752

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued

2,350	Jarden Corp.	$81,099
911	Leggett & Platt, Inc.	22,210
4,104	Lennar Corp.ˆ	74,488
1,454	Mohawk Industries, Inc.*ˆ	87,225
7,460	Newell Rubbermaid, Inc.	117,719
151	NVR, Inc.*	109,547
8,748	Pulte Group, Inc.*ˆ	67,010
4,307	Stanley Black & Decker, Inc.	310,319
3,761	Toll Brothers, Inc.*ˆ	78,003
1,953	Whirlpool Corp.	158,818

		1,553,337

Household Products (2.6%):
555	Aaron’s, Inc.	15,684
1,541	Church & Dwight Co., Inc.	62,472
3,218	Clorox Co. (The)	217,022
1,227	Colgate-Palmolive Co.	107,252
1,785	Energizer Holdings, Inc.*	129,163
1,248	Kimberly-Clark Corp.	83,067
66,715	Procter & Gamble Co. (The)	4,241,072

		4,855,732

Independent Power Producers & Energy Traders (0.4%):
16,828	AES Corp. (The)*	214,389
8,986	Calpine Corp.*ˆ	144,944
4,771	Constellation Energy Group, Inc.	181,107
19,763	GenOn Energy, Inc.*	76,285
6,176	NRG Energy, Inc.*	151,806

		768,531

Industrial Conglomerates (3.4%):
2,130	3M Co.	202,030
1,439	Carlisle Cos., Inc.	70,842
271,682	General Electric Co.	5,123,923
751	McDermott International, Inc.*	14,877
6,674	Textron, Inc.ˆ	157,573
12,013	Tyco International, Ltd.	593,803

		6,163,048

Insurance (7.3%):
8,643	ACE, Ltd.	568,882
11,981	AFLAC, Inc.	559,273
169	Alleghany Corp.*	56,296
971	Allied World Assurance Co. Holdings AG	55,910
13,397	Allstate Corp. (The)	409,010
2,059	American Financial Group, Inc.	73,486
11,320	American International Group, Inc.ˆ	331,902
171	American National Insurance Co.	13,253
8,467	Aon Corp.	434,357
3,381	Arch Capital Group, Ltd.*	107,922
2,829	Arthur J. Gallagher & Co.	80,740
1,813	Aspen Insurance Holdings, Ltd.	46,648
2,472	Assurant, Inc.	89,659
4,718	Assured Guaranty, Ltd.	76,951
3,315	Axis Capital Holdings, Ltd.	102,632
44,844	Berkshire Hathaway, Inc., Class B*	3,470,477
2,979	Brown & Brown, Inc.	76,441
7,494	Chubb Corp. (The)	469,199
3,747	Cincinnati Financial Corp.ˆ	109,337
683	CNA Financial Corp.	19,841
2,483	CoreLogic, Inc.*	41,491
1,037	Endurance Specialty Holdings, Ltd.	42,859
1,177	Everest Re Group, Ltd.	96,220
5,720	Fidelity National Financial, Inc., Class Aˆ	90,033
12,563	Genworth Financial, Inc.*	129,148
1,164	Hanover Insurance Group, Inc. (The)	43,894
11,407	Hartford Financial Services Group, Inc. (The)	300,803
2,913	HCC Insurance Holdings, Inc.	91,760
8,030	Lincoln National Corp.	228,775
8,117	Loews Corp.	341,645
249	Markel Corp.*	98,806
14,050	Marsh & McLennan Cos., Inc.	438,219
3,787	MBIA, Inc.*ˆ	32,909
685	Mercury General Corp.	27,051
21,040	MetLife, Inc.	923,025
6,642	Old Republic International Corp.ˆ	78,044
1,730	PartnerRe, Ltd.	119,111
8,231	Principal Financial Group, Inc.	250,387
16,798	Progressive Corp. (The)	359,141
2,196	Protective Life Corp.	50,793
12,451	Prudential Financial, Inc.	791,759
1,893	Reinsurance Group of America, Inc.	115,208
1,326	RenaissanceRe Holdings, Ltd.	92,754
1,159	StanCorp Financial Group, Inc.ˆ	48,898
1,948	Torchmark Corp.	124,945
1,600	Transatlantic Holdings, Inc.	78,416
10,730	Travelers Cos., Inc. (The)	626,417
1,281	Unitrin, Inc.	38,007
7,885	UnumProvident Corp.	200,910
1,703	Validus Holdings, Ltd.	52,708
2,928	W.R. Berkley Corp.ˆ	94,984

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

176	White Mountains Insurance Group, Ltd.	$73,948
7,926	XL Group plc	174,213

		13,449,497

Internet & Catalog Retail (0.2%):
2,059	Expedia, Inc.ˆ	59,690
15,400	Liberty Media Corp. — Interactive, Class A*	258,258

		317,948

Internet Software & Services (0.6%):
429	Akamai Technologies, Inc.*	13,501
2,739	AOL, Inc.*ˆ	54,396
13,404	eBay, Inc.*	432,547
2,060	IAC/InterActiveCorp*	78,630
33,376	Yahoo!, Inc.*ˆ	501,975

		1,081,049

IT Services (0.8%):
4,755	Amdocs, Ltd.*	144,504
177	Broadridge Financial Solutions, Inc.	4,260
3,973	Computer Sciences Corp.	150,815
767	DST Systems, Inc.	40,498
6,721	Fidelity National Information Services, Inc.	206,940
732	Fiserv, Inc.*	45,845
724	Genpact, Ltd.*	12,482
661	Paychex, Inc.	20,306
5,008	SAIC, Inc.*	84,234
4,151	Total System Services, Inc.	77,126
9,069	Visa, Inc., Class A	764,154

		1,551,164

Leisure Equipment & Products (0.0%):
2,288	Mattel, Inc.	62,897

Life Sciences Tools & Services (0.6%):
507	Bio-Rad Laboratories, Inc., Class A*	60,515
4,181	Life Technologies Corp.*	217,705
2,887	PerkinElmer, Inc.	77,689
5,985	QIAGEN NV*	113,835
9,818	Thermo Fisher Scientific, Inc.*	632,181

		1,101,925

Machinery (0.9%):
2,429	AGCO Corp.*	119,895
678	CNH Global NV, NYS*	26,205
1,248	Crane Co.	61,664
1,061	Dover Corp.	71,936
5,428	Eaton Corp.	279,271
129	Flowserve Corp.	14,176
1,885	Harsco Corp.	61,451
221	IDEX Corp.	10,133
754	Illinois Tool Works, Inc.	42,593
1,756	Ingersoll-Rand plc	79,740
1,850	Kennametal, Inc.	78,088
834	Lincoln Electric Holdings, Inc.	29,899
849	Navistar International Corp.*	47,935
2,332	Oshkosh Corp.*	67,488
2,443	Parker Hannifin Corp.	219,235
2,521	Pentair, Inc.ˆ	101,748
1,221	Snap-On, Inc.	76,288
949	SPX Corp.	78,444
2,841	Terex Corp.*ˆ	80,826
349	Timken Co.	17,590
2,047	Trinity Industries, Inc.ˆ	71,399

		1,636,004

Marine (0.1%):
1,085	Alexander & Baldwin, Inc.	52,254
1,250	Huntington Ingalls Industries, Inc.*ˆ	43,125
400	Kirby Corp.*ˆ	22,668

		118,047

Media (3.4%):
14,477	CBS Corp., Class B	412,450
1,048	Clear Channel Outdoor Holdings, Inc., Class A*	13,310
39,847	Comcast Corp., Class A	1,009,723
1,277	DISH Network Corp., Class A*	39,165
1,827	DreamWorks Animation SKG, Inc., Class A*	36,723
6,211	Gannett Co., Inc.	88,941
7,834	Interpublic Group of Cos., Inc. (The)	97,925
1,044	Lamar Advertising Co.*ˆ	28,574
1,829	Liberty Media Corp. — Capital, Series A*	156,837
1,336	Liberty Media-Starz, Series A*	100,521
1,382	McGraw-Hill Cos., Inc. (The)	57,920
58,807	News Corp.	1,040,884
287	Nielsen Holdings NV*	8,943
1,386	Regal Entertainment Group, Class A	17,103
5,088	Thomson Reuters Corp.	191,105
27,431	Time Warner, Inc.	997,665
48,421	Walt Disney Co. (The)	1,890,356
128	Washington Post Co. (The), Class Bˆ	53,626

		6,241,771

Metals & Mining (1.0%):
2,257	AK Steel Holding Corp.ˆ	35,570
27,247	Alcoa, Inc.ˆ	432,138

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued

2,957	Commercial Metals Co.	$42,433
12,459	Newmont Mining Corp.	672,412
8,096	Nucor Corp.ˆ	333,717
1,639	Reliance Steel & Aluminum Co.	81,376
404	Schnitzer Steel Industries, Inc.	23,271
1,510	Steel Dynamics, Inc.	24,538
1,020	Titanium Metals Corp.	18,686
3,683	United States Steel Corp.ˆ	169,565

		1,833,706

Multi-Utilities (2.5%):
2,842	Alliant Energy Corp.	115,556
6,178	Ameren Corp.	178,173
10,898	CenterPoint Energy, Inc.	210,876
6,472	CMS Energy Corp.	127,434
7,495	Consolidated Edison, Inc.	399,034
14,750	Dominion Resources, Inc.	711,982
4,338	DTE Energy Co.	216,987
2,006	Integrys Energy Group, Inc.	103,991
4,836	MDU Resources Group, Inc.	108,810
7,162	NiSource, Inc.ˆ	145,030
2,654	NSTAR	122,031
2,508	OGE Energy Corp.	126,203
10,194	PG&E Corp.	428,454
12,960	Public Service Enterprise Group, Inc.	423,014
2,951	SCANA Corp.ˆ	116,181
6,134	Sempra Energy	324,366
5,506	TECO Energy, Inc.	104,008
2,093	Vectren Corp.	58,311
5,988	Wisconsin Energy Corp.	187,724
12,403	Xcel Energy, Inc.	301,393

		4,509,558

Multiline Retail (0.8%):
1,263	Big Lots, Inc.*	41,869
870	Dillard’s, Inc., Class A	45,362
4,234	J.C. Penney Co., Inc.ˆ	146,242
1,146	Kohl’s Corp.	57,312
9,555	Macy’s, Inc.	279,388
991	Sears Holdings Corp.*ˆ	70,797
16,718	Target Corp.	784,241

		1,425,211

Office Electronics (0.2%):
35,895	Xerox Corp.	373,667

Oil, Gas & Consumable Fuels (10.7%):
2,548	Alpha Natural Resources, Inc.*	115,781
10,808	Anadarko Petroleum Corp.	829,622
6,994	Apache Corp.	862,990
3,763	Arch Coal, Inc.	100,322
500	Atlas Energy, Inc.*(a)(b)	—
16,848	Chesapeake Energy Corp.	500,217
48,562	Chevron Corp.	4,994,116
1,609	Cimarex Energy Co.	144,681
209	Cobalt International Energy, Inc.*	2,849
36,210	ConocoPhillips	2,722,630
1,719	Denbury Resources, Inc.*	34,380
10,836	Devon Energy Corp.	853,985
1,162	El Paso Corp.	23,472
319	EXCO Resources, Inc.	5,630
33,063	Exxon Mobil Corp.	2,690,667
626	Forest Oil Corp.*	16,720
7,772	Hess Corp.	581,035
1,386	Kinder Morgan, Inc.	39,820
169	Kosmos Energy LLC*	2,870
18,242	Marathon Oil Corp.	960,989
4,197	Murphy Oil Corp.	275,575
1,457	Newfield Exploration Co.*	99,105
3,612	Noble Energy, Inc.	323,744
14,827	Occidental Petroleum Corp.	1,542,601
1,339	Petrohawk Energy Corp.*	33,033
565	Pioneer Natural Resources Co.	50,607
3,612	Plains Exploration & Production Co.*	137,689
2,820	Quicksilver Resources, Inc.*ˆ	41,623
313	SM Energy Co.	22,999
3,195	Southern Union Co.	128,279
16,649	Spectra Energy Corp.	456,349
3,102	Sunoco, Inc.	129,384
1,069	Teekay Shipping Corp.	33,011
3,683	Tesoro Corp.*	84,378
14,608	Valero Energy Corp.	373,527
15,066	Williams Cos., Inc. (The)	455,746

		19,670,426

Paper & Forest Products (0.4%):
1,051	Domtar Corp.ˆ	99,551
8,825	International Paper Co.	263,161
4,347	MeadWestvaco Corp.	144,799
9,796	Weyerhaeuser Co.ˆ	214,140

		721,651

Personal Products (0.2%):
4,277	Mead Johnson Nutrition Co., Class A	288,911

Pharmaceuticals (7.1%):
2,429	Abbott Laboratories	127,814
43,703	Bristol-Myers Squibb Co.	1,265,639
17,519	Eli Lilly & Co.	657,488
7,331	Forest Laboratories, Inc.*	288,402
692	Hospira, Inc.*	39,209

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued

55,896	Johnson & Johnson Co.	$3,718,202
79,070	Merck & Co., Inc.	2,790,380
1,069	Mylan, Inc.*	26,372
202,407	Pfizer, Inc.	4,169,584
381	Warner Chilcott plc, Class A	9,193
185	Watson Pharmaceuticals, Inc.*	12,715

		13,104,998

Professional Services (0.2%):
2,986	Equifax, Inc.	103,674
2,106	Manpower, Inc.	112,987
3,310	Monster Worldwide, Inc.*ˆ	48,524
1,166	Towers Watson & Co., Class A	76,618
484	Verisk Analytics, Inc., Class A*	16,756

		358,559

Real Estate Investment Trusts (REITs) (3.1%):
1,582	Alexandria Real Estate Equities, Inc.	122,478
3,299	American Capital Agency Corp.ˆ	96,034
20,834	Annaly Capital Management, Inc.ˆ	375,845
986	Apartment Investment & Management Co., Class A	25,173
2,237	Avalonbay Communities, Inc.	287,231
668	Boston Properties, Inc.ˆ	70,915
3,467	Brandywine Realty Trust	40,183
1,912	BRE Properties, Inc.	95,371
502	Camden Property Trust	31,937
26,232	Chimera Investment Corp.ˆ	90,763
1,848	CommonWealth REIT	47,752
1,248	Corporate Office Properties Trustˆ	38,825
5,534	Developers Diversified Realty Corp.	78,029
3,226	Douglas Emmett, Inc.	64,165
6,472	Duke Realty Corp.ˆ	90,673
6,987	Equity Residential Property Trust	419,220
369	Essex Property Trust, Inc.ˆ	49,922
389	Federal Realty Investment Trustˆ	33,135
14,437	General Growth Properties, Inc.	240,954
10,401	HCP, Inc.	381,613
4,528	Health Care REIT, Inc.ˆ	237,403
3,162	Hospitality Properties Trust	76,679
17,578	Host Hotels & Resorts, Inc.	297,947
10,425	Kimco Realty Corp.ˆ	194,322
2,957	Liberty Property Trustˆ	96,339
2,153	Macerich Co. (The)	115,186
2,227	Mack-Cali Realty Corp.	73,357
3,245	Nationwide Health Properties, Inc.	134,376
4,424	Piedmont Office Realty Trust, Inc., Class Aˆ	90,205
1,647	Plum Creek Timber Co., Inc.ˆ	66,769
10,869	Prologis, Inc.	389,545
209	Public Storage, Inc.	23,828
3,249	Realty Income Corp.ˆ	108,809
2,303	Regency Centers Corp.	101,263
3,634	Senior Housing Properties Trust	85,072
1,375	Simon Property Group, Inc.	159,816
2,074	SL Green Realty Corp.ˆ	171,872
1,431	Taubman Centers, Inc.	84,715
4,531	UDR, Inc.	111,236
4,201	Vornado Realty Trust	391,449
3,093	Weingarten Realty Investorsˆ	77,820

		5,768,226

Real Estate Management & Development (0.1%):
3,516	Forest City Enterprises, Inc., Class A*ˆ	65,644
550	Howard Hughes Corp. (The)*	35,772
248	Jones Lang LaSalle, Inc.	23,386
1,665	St. Joe Co. (The)*ˆ	34,699

		159,501

Road & Rail (1.1%):
1,307	Con-way, Inc.	50,725
703	Kansas City Southern Industries, Inc.*	41,709
9,049	Norfolk Southern Corp.	678,041
1,315	Ryder System, Inc.	74,758
10,518	Union Pacific Corp.	1,098,079

		1,943,312

Semiconductors & Semiconductor Equipment (2.6%):
31,640	Applied Materials, Inc.	411,636
750	Atmel Corp.*	10,553
2,638	Cree, Inc.*	88,610
3,316	Fairchild Semiconductor International, Inc.*	55,410
418	Freescale Semiconductor Holdings I, Ltd.*	7,687
135,822	Intel Corp.	3,009,816
1,787	International Rectifier Corp.*	49,982
1,615	Intersil Corp., Class Aˆ	20,753
976	KLA-Tencor Corp.	39,509
10,830	LSI Corp.*	77,110
13,011	Marvell Technology Group, Ltd.*	192,108
2,408	MEMC Electronic Materials, Inc.*	20,541
22,217	Micron Technology, Inc.*	166,183

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

$367	National Semiconductor Corp.	$9,032
2,287	Novellus Systems, Inc.*	82,652
5,638	PMC-Sierra, Inc.*	42,680
117	Silicon Laboratories, Inc.*	4,827
4,748	Teradyne, Inc.*ˆ	70,270
10,857	Texas Instruments, Inc.	356,435

		4,715,794

Software (0.3%):
10,842	Activision Blizzard, Inc.	126,634
9,826	CA, Inc.	224,426
1,493	Compuware Corp.*	14,572
3,498	Synopsys, Inc.*	89,934

		455,566

Specialty Retail (1.5%):
315	Abercrombie & Fitch Co., Class A	21,080
4,989	American Eagle Outfitters, Inc.	63,610
532	AutoNation, Inc.*ˆ	19,476
8,105	Best Buy Co., Inc.	254,578
4,831	CarMax, Inc.*	159,761
1,505	Chico’s FAS, Inc.	22,921
59	DSW, Inc., Class A*	2,986
3,963	Foot Locker, Inc.	94,161
3,619	GameStop Corp., Class A*ˆ	96,519
10,342	Gap, Inc. (The)ˆ	187,190
16,252	Home Depot, Inc.	588,647
33,354	Lowe’s Cos., Inc.	777,482
2,745	RadioShack Corp.ˆ	36,536
178	Sally Beauty Holdings, Inc.*	3,044
2,225	Signet Jewelers, Ltd.*	104,152
18,267	Staples, Inc.	288,619
1,288	Williams-Sonoma, Inc.	46,999

		2,767,761

Textiles, Apparel & Luxury Goods (0.2%):
1,302	Phillips-Van Heusen Corp.	85,242
2,228	V.F. Corp.ˆ	241,872

		327,114

Thrifts & Mortgage Finance (0.3%):
856	BankUnited, Inc.	22,718
4,288	Capitol Federal Financial, Inc.	50,427
7,767	First Niagara Financial Group, Inc.	102,524
10,905	Hudson City Bancorp, Inc.	89,312
11,204	New York Community Bancorp, Inc.ˆ	167,948
7,366	People’s United Financial, Inc.ˆ	98,999
2,013	TFS Financial Corp.*	19,486
2,846	Washington Federal, Inc.	46,760

		598,174

Tobacco (0.7%):
13,621	Altria Group, Inc.	359,731
3,681	Lorillard, Inc.	400,750
4,328	Philip Morris International, Inc.	288,981
5,967	Reynolds American, Inc.	221,077

		1,270,539

Trading Companies & Distributors (0.1%):
889	Air Lease Corp.*ˆ	21,594
1,188	GATX Corp.	44,099
583	WESCO International, Inc.*	31,534

		97,227

Water Utilities (0.1%):
4,492	American Water Works Co., Inc.	132,289
3,176	Aqua America, Inc.ˆ	69,809

		202,098

Wireless Telecommunication Services (0.3%):
944	Clearwire Corp., Class A*ˆ	3,568
545	NII Holdings, Inc.*	23,097
76,640	Sprint Nextel Corp.*	413,090
2,317	Telephone and Data Systems, Inc.ˆ	72,012
371	United States Cellular Corp.*ˆ	17,964

		529,731

Total Common Stocks (Cost $164,875,670)		178,241,152

Short-Term Investment (5.6%):
$10,334,498	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	10,334,498

Total Short-Term Investment (Cost $10,334,498)		10,334,498

Unaffiliated Investment Company (2.5%):
4,618,929	Dreyfus Treasury Prime Cash Management, 0.00%(d)	4,618,929

Total Unaffiliated Investment Company (Cost $4,618,929)		4,618,929

Total Investment Securities (Cost $179,829,097)(e) — 105.3%		193,194,579
Net other assets (liabilities) — (5.3)%		(9,806,556)

Net Assets — 100.0%		$183,388,023

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011

Percentages indicated are based on net assets as of June 30, 2011.

NYS—New York Shares

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $10,107,106.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represent 0.0% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	The rate represents the effective yield at June 30, 2011.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $325,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/16/11	79	$5,196,225	$128,060

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Russell 1000
Value Index Fund

Assets:
Investment securities, at cost	$179,829,097

Investment securities, at value*	$193,194,579
Segregated cash for collateral	325,000
Interest and dividends receivable	281,297
Receivable for capital shares issued	28,471
Reclaims receivable	391
Receivable for variation margin on futures contracts	43,386
Prepaid expenses	1,037

Total Assets	193,874,161

Liabilities:
Payable for capital shares redeemed	1,412
Payable upon return of securities loaned	10,334,498
Manager fees payable	64,446
Administration fees payable	6,388
Distribution fees payable	36,617
Custodian fees payable	2,481
Administrative and compliance services fees payable	1,203
Trustee fees payable	155
Other accrued liabilities	38,938

Total Liabilities	10,486,138

Net Assets	$183,388,023

Net Assets Consist of:
Capital	$165,271,535
Accumulated net investment income/(loss)	2,925,947
Accumulated net realized gains/(losses) from investment transactions	1,696,999
Net unrealized appreciation/(depreciation) on investments	13,493,542

Net Assets	$183,388,023

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,566,447
Net Asset Value (offering and redemption price per share)	$11.07

*	Includes securities on loan of $10,107,106.

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Russell
1000 Value
Index Fund

Investment Income:
Interest	$176
Dividends	1,929,139
Income from securities lending	9,510
Foreign withholding tax	(605)

Total Investment Income	1,938,220

Expenses:
Manager fees	386,580
Administration fees	39,311
Distribution fees	219,647
Custodian fees	6,743
Administrative and compliance services fees	3,749
Trustee fees	6,348
Professional fees	7,248
Shareholder reports	2,701
Other expenses	21,295

Total expenses	693,622

Net Investment Income/(Loss)	1,244,598

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,563,248
Net realized gains/(losses) on futures contracts	439,033
Change in unrealized appreciation/(depreciation) on investments	2,963,760

Net Realized/Unrealized Gains/(Losses) on Investments	7,966,041

Change in Net Assets Resulting From Operations	$9,210,639

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Russell
	1000 Value Index Fund
	For the Six	April 30,
	Months Ended	2010 to
	June 30,	December 31,
	2011	2010(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,244,598	$1,601,914
Net realized gains/(losses) on investment transactions	5,002,281	(3,305,282)
Change in unrealized appreciation/(depreciation) on investments	2,963,760	10,529,782

Change in net assets resulting from operations	9,210,639	8,826,414

Capital Transactions:
Proceeds from shares issued	22,877,615	171,771,753
Value of shares redeemed	(17,774,759)	(11,523,639)

Change in net assets resulting from capital transactions	5,102,856	160,248,114

Change in net assets	14,313,495	169,074,528
Net Assets:
Beginning of period	169,074,528	—

End of period	$183,388,023	$169,074,528

Accumulated net investment income/(loss)	$2,925,947	$1,681,349

Share Transactions:
Shares issued	2,082,332	17,340,982
Shares redeemed	(1,630,036)	(1,226,831)

Change in shares	452,296	16,114,151

(a)	Period from commencement of operations.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	April 30,
	Ended	2010 to
	June 30,	December 31,
	2011	2010(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.50	0.39

Total from Investment Activities	0.58	0.49

Net Asset Value, End of Period	$11.07	$10.49

Total Return(b)(c)	5.53%	4.90%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$183,388	$169,075
Net Investment Income/(Loss)(d)	1.42%	1.68%
Expenses Before Reductions(d)(e)	0.79%	0.84%
Expenses Net of Reductions(d)	0.79%	0.84%
Portfolio Turnover Rate(c)	19%	25%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Russell 1000 Value Index Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $947 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $5 million as of June 30, 2011. The monthly average notional amount for these contracts was $5.4 for the period ended June 30, 2011.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation	$128,060	Payable for variation	$—
	margin on futures contracts		margin on futures contracts

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses)	$439,033	$20,404
on futures contracts/change in unrealized appreciation/(depreciation) on investments

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Value Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,225 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$178,241,152	$—	$—	$178,241,152
Short-Term Investment	—	10,334,498	—	10,334,498
Unaffiliated Investment Company	4,618,929	—	—	4,618,929

Total Investment Securities	182,860,081	10,334,498	—	193,194,579

Other Financial Investments:*
Futures Contracts	128,060	—	—	128,060

Total Investments	$182,988,141	$10,334,498	$—	$193,322,639

*	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

ˆ	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$40,340,100	$32,718,425

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $180,209,702. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,920,671
Unrealized depreciation	(4,935,794)

Net unrealized appreciation	$12,984,877

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2018
AZL Russell 1000 Value Index Fund	$2,893,450

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Russell 1000	$1,633,497	$(2,893,450)	$10,165,802	$8,905,849
Value Index Fund

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® S&P 500 Index Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL S&P 500 Index Fund	Class 1	$1,000.00	$1,058.80	$1.28	0.25%
AZL S&P 500 Index Fund	Class 2	1,000.00	1,057.80	2.55	0.50%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 – 6/30/11
AZL S&P 500 Index Fund	Class 1	$1,000.00	$1,023.55	$1.25	0.25%
AZL S&P 500 Index Fund	Class 2	1,000.00	1,022.32	2.51	0.50%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL S&P 500 Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

	Percent of
Investments	net assets*
Aerospace & Defense	2.7%
Air Freight & Logistics	1.0
Airlines	0.1
Auto Components	0.3
Automobiles	0.5
Beverages	2.5
Biotechnology	1.2
Building Products	—	ˆ
Capital Markets	2.2
Chemicals	2.1
Commercial Banks	2.6
Commercial Services & Supplies	0.5
Communications Equipment	1.9
Computers & Peripherals	4.1
Construction & Engineering	0.2
Construction Materials	—	ˆ
Consumer Finance	0.8
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Financial Services	3.7
Diversified Telecommunication Services	2.7
Electric Utilities	1.8
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.4
Energy Equipment & Services	2.3
Food & Staples Retailing	2.3
Food Products	1.6
Gas Utilities	0.2
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	2.2
Health Care Technology	0.1
Hotels, Restaurants & Leisure	1.8
Household Durables	0.4
Household Products	2.1
Independent Power Producers & Energy Traders	0.2%
Industrial Conglomerates	2.4
Insurance	3.7
Internet & Catalog Retail	0.9
Internet Software & Services	1.6
IT Services	3.2
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.5
Machinery	2.3
Media	3.3
Metals & Mining	1.1
Multi-Utilities	1.3
Multiline Retail	0.7
Office Electronics	0.1
Oil, Gas & Consumable Fuels	9.9
Paper & Forest Products	0.2
Personal Products	0.3
Pharmaceuticals	5.6
Professional Services	0.1
Real Estate Investment Trusts (REITs)	1.5
Real Estate Management & Development	0.1
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	2.4
Software	3.6
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	0.6
Thrifts & Mortgage Finance	0.1
Tobacco	1.6
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.3
Short-Term Investment	5.7
Unaffiliated Investment Company	2.3

	105.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ˆ	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Aerospace & Defense (2.7%):
43,078	Boeing Co. (The)	$3,184,757
21,679	General Dynamics Corp.	1,615,519
7,306	Goodrich Corp.	697,723
45,921	Honeywell International, Inc.	2,736,432
10,684	ITT Industries, Inc.	629,608
6,193	L-3 Communications Holdings, Inc.ˆ	541,578
16,687	Lockheed Martin Corp.ˆ	1,351,146
17,103	Northrop Grumman Corp.ˆ	1,186,093
8,411	Precision Castparts Corp.	1,384,871
20,784	Raytheon Co.	1,036,082
9,020	Rockwell Collins, Inc.	556,444
53,409	United Technologies Corp.	4,727,231

		19,647,484

Air Freight & Logistics (1.0%):
9,510	C.H. Robinson Worldwide, Inc.	749,769
12,342	Expeditors International of Washington, Inc.	631,787
18,440	FedEx Corp.	1,749,034
57,566	United Parcel Service, Inc., Class B	4,198,288

		7,328,878

Airlines (0.1%):
46,005	Southwest Airlines Co.	525,377

Auto Components (0.3%):
14,341	Goodyear Tire & Rubber Co.*	240,499
39,675	Johnson Controls, Inc.	1,652,860
8,045	O’Reilly Automotive, Inc.*	527,028

		2,420,387

Automobiles (0.5%):
221,620	Ford Motor Co.*	3,056,140
13,697	Harley-Davidson, Inc.	561,166

		3,617,306

Beverages (2.5%):
5,995	Brown-Forman Corp., Class B	447,766
133,617	Coca-Cola Co. (The)	8,991,088
18,966	Coca-Cola Enterprises, Inc.	553,428
10,548	Constellation Brands, Inc.*	219,609
13,026	Dr Pepper Snapple Group, Inc.ˆ	546,180
9,236	Molson Coors Brewing Co., Class B	413,219
92,288	PepsiCo, Inc.	6,499,844

		17,671,134

Biotechnology (1.2%):
54,241	Amgen, Inc.*	3,164,962
14,120	Biogen Idec, Inc.*	1,509,710
27,042	Celgene Corp.*	1,631,174
4,530	Cephalon, Inc.*	361,947
45,927	Gilead Sciences, Inc.*	1,901,837

		8,569,630

Building Products (0.0%):
20,822	Masco Corp.ˆ	250,489

Capital Markets (2.2%):
14,138	Ameriprise Financial, Inc.	815,480
72,619	Bank of New York Mellon Corp.	1,860,499
5,609	BlackRock, Inc.	1,075,862
58,714	Charles Schwab Corp. (The)	965,845
14,634	E*TRADE Financial Corp.*	201,949
5,325	Federated Investors, Inc.ˆ	126,948
8,434	Franklin Resources, Inc.	1,107,300
30,212	Goldman Sachs Group, Inc. (The)	4,020,915
26,775	Invesco, Ltd.	626,535
10,736	Janus Capital Group, Inc.	101,348
8,879	Legg Mason, Inc.	290,876
89,906	Morgan Stanley	2,068,737
14,081	Northern Trust Corp.	647,163
29,445	State Street Corp.	1,327,675
15,241	T. Rowe Price Group, Inc.	919,642

		16,156,774

Chemicals (2.1%):
12,365	Air Products & Chemicals, Inc.	1,181,847
4,077	Airgas, Inc.	285,553
4,147	CF Industries Holdings, Inc.	587,506
68,593	Dow Chemical Co. (The)	2,469,348
54,189	E.I. du Pont de Nemours & Co.	2,928,915
4,115	Eastman Chemical Co.	420,018
13,532	Ecolab, Inc.	762,934
4,157	FMC Corp.	357,585
4,667	International Flavor & Fragrances, Inc.	299,808
31,219	Monsanto Co.	2,264,626
9,229	PPG Industries, Inc.	837,901
17,743	Praxair, Inc.	1,923,164
7,092	Sigma Aldrich Corp.ˆ	520,411

		14,839,616

Commercial Banks (2.6%):
40,786	BB&T Corp.ˆ	1,094,696
10,363	Comerica, Inc.	358,249
53,376	Fifth Third Bancorp	680,544
14,991	First Horizon National Corp.ˆ	143,014
50,200	Huntington Bancshares, Inc.	329,312
55,310	KeyCorp	460,732
7,266	M&T Bank Corp.	639,045

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

31,094	Marshall & Ilsley Corp.	$247,819
30,710	PNC Financial Services Group, Inc.	1,830,623
73,144	Regions Financial Corp.	453,493
31,160	SunTrust Banks, Inc.	803,928
112,418	U.S. Bancorp	2,867,783
308,628	Wells Fargo & Co.	8,660,102
10,640	Zions Bancorpˆ	255,467

		18,824,807

Commercial Services & Supplies (0.5%):
6,305	Avery Dennison Corp.	243,562
7,467	Cintas Corp.ˆ	246,635
11,641	Iron Mountain, Inc.ˆ	396,842
11,849	Pitney Bowes, Inc.ˆ	272,409
10,945	R.R. Donnelley & Sons Co.ˆ	214,631
17,869	Republic Services, Inc.	551,259
4,967	Stericycle, Inc.*	442,659
27,656	Waste Management, Inc.ˆ	1,030,739

		3,398,736

Communications Equipment (1.9%):
320,954	Cisco Systems, Inc.+	5,010,092
4,696	F5 Networks, Inc.*	517,734
7,440	Harris Corp.ˆ	335,246
13,047	JDS Uniphase Corp.*	217,363
31,113	Juniper Networks, Inc.*	980,060
17,112	Motorola Mobility Holdings, Inc.*	377,149
19,808	Motorola Solutions, Inc.*	911,960
97,419	QUALCOMM, Inc.	5,532,425
20,012	Tellabs, Inc.	92,255

		13,974,284

Computers & Peripherals (4.1%):
53,962	Apple, Inc.*	18,113,425
95,807	Dell, Inc.*	1,597,103
120,066	EMC Corp.*	3,307,818
121,034	Hewlett-Packard Co.	4,405,638
4,549	Lexmark International, Inc.*	133,104
21,398	NetApp, Inc.*	1,129,386
14,004	SanDisk Corp.*	581,166
13,472	Western Digital Corp.*	490,111

		29,757,751

Construction & Engineering (0.2%):
10,269	Fluor Corp.	663,994
7,349	Jacobs Engineering Group, Inc.*	317,844
12,620	Quanta Services, Inc.*	254,924

		1,236,762

Construction Materials (0.0%):
7,504	Vulcan Materials Co.ˆ	289,129

Consumer Finance (0.8%):
61,063	American Express Co.	3,156,957
26,812	Capital One Financial Corp.	1,385,376
31,712	Discover Financial Services	848,296
30,643	SLM Corp.	515,109

		5,905,738

Containers & Packaging (0.1%):
9,855	Ball Corp.	379,023
6,154	Bemis Co., Inc.ˆ	207,882
9,519	Owens-Illinois, Inc.*	245,686
9,447	Sealed Air Corp.	224,744

		1,057,335

Distributors (0.1%):
9,169	Genuine Parts Co.ˆ	498,794

Diversified Consumer Services (0.1%):
7,249	Apollo Group, Inc., Class A*	316,636
3,567	DeVry, Inc.	210,917
17,845	H&R Block, Inc.ˆ	286,234

		813,787

Diversified Financial Services (3.7%):
591,271	Bank of America Corp.	6,480,330
170,424	Citigroup, Inc.	7,096,455
3,898	CME Group, Inc.	1,136,618
4,268	IntercontinentalExchange, Inc.*	532,262
231,971	JPMorgan Chase & Co.	9,496,893
11,509	Leucadia National Corp.	392,457
11,606	Moody’s Corp.ˆ	445,090
8,851	NASDAQ OMX Group, Inc. (The)*	223,930
15,191	NYSE Euronext	520,596

		26,324,631

Diversified Telecommunication Services (2.7%):
345,561	AT&T, Inc.	10,854,071
35,039	CenturyTel, Inc.	1,416,627
57,794	Frontier Communications Corp.ˆ	466,397
112	Nortel Networks Corp.*	6
165,080	Verizon Communications, Inc.	6,145,928
29,356	Windstream Corp.ˆ	380,454

		19,263,483

Electric Utilities (1.8%):
28,237	American Electric Power Co., Inc.	1,063,970
77,855	Duke Energy Corp.	1,466,010
18,949	Edison International	734,274
10,413	Entergy Corp.	710,999

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued

38,742	Exelon Corp.ˆ	$1,659,707
24,325	FirstEnergy Corp.	1,073,949
24,667	NextEra Energy, Inc.	1,417,366
10,264	Northeast Utilities	360,985
13,189	Pepco Holdings, Inc.	258,900
6,339	Pinnacle West Capital Corp.	282,592
33,671	PPL Corp.	937,064
17,287	Progress Energy, Inc.	829,949
49,544	Southern Co.	2,000,587

		12,796,352

Electrical Equipment (0.5%):
43,866	Emerson Electric Co.	2,467,462
8,418	Rockwell Automation, Inc.	730,346
5,545	Roper Industries, Inc.	461,899

		3,659,707

Electronic Equipment, Instruments & Components (0.4%):
10,232	Amphenol Corp., Class A	552,426
91,630	Corning, Inc.	1,663,084
9,275	FLIR Systems, Inc.ˆ	312,660
11,559	Jabil Circuit, Inc.ˆ	233,492
8,240	Molex, Inc.ˆ	212,345

		2,974,007

Energy Equipment & Services (2.3%):
27,988	Baker Hughes, Inc.	2,030,809
14,235	Cameron International Corp.*	715,878
4,042	Diamond Offshore Drilling, Inc.ˆ	284,597
13,975	FMC Technologies, Inc.*ˆ	625,940
53,390	Halliburton Co.	2,722,890
6,184	Helmerich & Payne, Inc.	408,886
16,641	Nabors Industries, Ltd.*	410,034
24,685	National-Oilwell Varco, Inc.	1,930,614
14,672	Noble Corp.	578,224
7,345	Rowan Cos., Inc.*ˆ	285,060
79,170	Schlumberger, Ltd.	6,840,288

		16,833,220

Food & Staples Retailing (2.3%):
25,521	Costco Wholesale Corp.	2,073,326
79,124	CVS Caremark Corp.	2,973,480
35,390	Kroger Co. (The)	877,672
20,663	Safeway, Inc.ˆ	482,894
12,362	Supervalu, Inc.ˆ	116,326
33,893	SYSCO Corp.	1,056,784
111,449	Wal-Mart Stores, Inc.	5,922,400
53,420	Walgreen Co.	2,268,213
8,766	Whole Foods Market, Inc.	556,203

		16,327,298

Food Products (1.6%):
39,644	Archer-Daniels Midland Co.	1,195,267
10,659	Campbell Soup Co.ˆ	368,268
23,860	ConAgra Foods, Inc.	615,827
10,642	Dean Foods Co.*	130,577
37,249	General Mills, Inc.	1,386,408
18,719	H.J. Heinz Co.	997,348
8,989	Hershey Co.	511,025
8,177	Hormel Foods Corp.ˆ	243,756
6,768	J.M. Smucker Co. (The)	517,346
14,652	Kellogg Co.	810,549
102,572	Kraft Foods, Inc., Class A	3,613,611
7,732	McCormick & Co.	383,275
34,143	Sara Lee Corp.	648,376
17,341	Tyson Foods, Inc., Class Aˆ	336,762

		11,758,395

Gas Utilities (0.2%):
8,675	EQT Corp.	455,611
2,585	Nicor, Inc.	141,503
6,224	ONEOK, Inc.ˆ	460,638
10,253	QEP Resources, Inc.	428,883

		1,486,635

Health Care Equipment & Supplies (1.9%):
5,038	C.R.Bard, Inc.ˆ	553,475
33,283	Baxter International, Inc.	1,986,662
12,765	Becton, Dickinson & Co.	1,099,960
88,597	Boston Scientific Corp.*	612,205
12,972	CareFusion Corp.*	352,449
28,924	Covidien plc	1,539,625
8,265	DENTSPLY International, Inc.	314,731
6,680	Edwards Lifesciences Corp.*	582,362
2,292	Intuitive Surgical, Inc.*	852,876
62,468	Medtronic, Inc.	2,406,892
19,185	St. Jude Medical, Inc.	914,741
19,571	Stryker Corp.	1,148,622
6,838	Varian Medical Systems, Inc.*	478,797
11,175	Zimmer Holdings, Inc.*	706,260

		13,549,657

Health Care Providers & Services (2.2%):
22,145	Aetna, Inc.	976,373
15,941	AmerisourceBergen Corp.	659,957
20,342	Cardinal Health, Inc.	923,934
15,776	CIGNA Corp.	811,360
8,709	Coventry Health Care, Inc.*	317,617
5,583	DaVita, Inc.*	483,544
30,910	Express Scripts, Inc.*	1,668,522
9,803	Humana, Inc.	789,533
5,816	Laboratory Corp. of America Holdings*	562,931
14,712	McKesson, Inc.	1,230,659
23,330	Medco Health Solutions, Inc.*	1,318,611

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued

5,519	Patterson Companies, Inc.	$181,520
9,229	Quest Diagnostics, Inc.	545,434
28,531	Tenet Healthcare Corp.*ˆ	178,033
63,222	UnitedHealth Group, Inc.	3,260,991
21,425	WellPoint, Inc.	1,687,647

		15,596,666

Health Care Technology (0.1%):
8,514	Cerner Corp.*ˆ	520,291

Hotels, Restaurants & Leisure (1.8%):
25,101	Carnival Corp.	944,551
1,806	Chipotle Mexican Grill, Inc.*	556,591
8,031	Darden Restaurants, Inc.	399,622
17,374	International Game Technology	305,435
16,567	Marriott International, Inc., Class Aˆ	587,963
60,546	McDonald’s Corp.	5,105,239
43,736	Starbucks Corp.	1,727,135
11,380	Starwood Hotels & Resorts Worldwide, Inc.	637,735
10,075	Wyndham Worldwide Corp.	339,024
4,422	Wynn Resorts, Ltd.	634,734
27,190	Yum! Brands, Inc.	1,501,975

		12,740,004

Household Durables (0.4%):
15,975	D.R. Horton, Inc.ˆ	184,032
8,923	Fortune Brands, Inc.	569,020
3,960	Harman International Industries, Inc.	180,457
8,324	Leggett & Platt, Inc.	202,939
9,110	Lennar Corp.ˆ	165,346
16,897	Newell Rubbermaid, Inc.	266,635
19,451	Pulte Group, Inc.*ˆ	148,995
9,873	Stanley Black & Decker, Inc.	711,350
4,423	Whirlpool Corp.	359,678

		2,788,452

Household Products (2.1%):
7,781	Clorox Co. (The)ˆ	524,751
28,529	Colgate-Palmolive Co.	2,493,720
22,926	Kimberly-Clark Corp.	1,525,954
162,925	Procter & Gamble Co. (The)	10,357,142

		14,901,567

Independent Power Producers & Energy Traders (0.2%):
38,506	AES Corp. (The)*	490,567
11,622	Constellation Energy Group, Inc.	441,171
35	Dynegy, Inc.*	217
14,068	NRG Energy, Inc.*	345,791

		1,277,746

Industrial Conglomerates (2.4%):
41,516	3M Co.	3,937,793
618,851	General Electric Co.	11,671,530
16,079	Textron, Inc.ˆ	379,625
27,364	Tyco International, Ltd.	1,352,602

		17,341,550

Insurance (3.7%):
19,686	ACE, Ltd.	1,295,733
27,350	AFLAC, Inc.	1,276,698
30,517	Allstate Corp. (The)	931,684
25,356	American International Group, Inc.	743,438
19,374	Aon Corp.	993,886
5,632	Assurant, Inc.	204,273
101,022	Berkshire Hathaway, Inc., Class B*	7,818,093
17,172	Chubb Corp. (The)	1,075,139
9,477	Cincinnati Financial Corp.ˆ	276,539
28,485	Genworth Financial, Inc.*	292,826
25,866	Hartford Financial Services Group, Inc. (The)	682,087
18,366	Lincoln National Corp.ˆ	523,247
18,287	Loews Corp.	769,700
31,984	Marsh & McLennan Cos., Inc.	997,581
61,677	MetLife, Inc.	2,705,770
18,658	Principal Financial Group, Inc.	567,576
38,389	Progressive Corp. (The)	820,757
28,473	Prudential Financial, Inc.	1,810,598
4,531	Torchmark Corp.ˆ	290,618
24,443	Travelers Cos., Inc. (The)	1,426,982
18,009	UnumProvident Corp.	458,869
18,086	XL Group plc	397,530

		26,359,624

Internet & Catalog Retail (0.9%):
20,838	Amazon.com, Inc.*	4,261,163
11,694	Expedia, Inc.ˆ	339,009
2,554	Netflix, Inc.*ˆ	670,910
2,897	Priceline.com, Inc.*	1,483,061

		6,754,143

Internet Software & Services (1.6%):
10,883	Akamai Technologies, Inc.*	342,488
66,810	eBay, Inc.*	2,155,959
14,668	Google, Inc., Class A*	7,427,582

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services, continued

9,831	VeriSign, Inc.ˆ	$328,945
76,162	Yahoo!, Inc.*ˆ	1,145,476

		11,400,450

IT Services (3.2%):
29,156	Automatic Data Processing, Inc.	1,535,938
17,695	Cognizant Technology Solutions Corp., Class A*	1,297,751
9,018	Computer Sciences Corp.	342,323
15,808	Fidelity National Information Services, Inc.	486,728
8,380	Fiserv, Inc.*	524,839
70,678	International Business Machines Corp.	12,124,811
5,494	MasterCard, Inc., Class A	1,655,562
18,721	Paychex, Inc.	575,109
16,282	SAIC, Inc.*ˆ	273,863
9,782	Teradata Corp.*	588,877
9,363	Total System Services, Inc.ˆ	173,965
27,950	Visa, Inc., Class A	2,355,067
36,895	Western Union Co.	739,007

		22,673,840

Leisure Equipment & Products (0.1%):
8,015	Hasbro, Inc.	352,099
20,278	Mattel, Inc.	557,442

		909,541

Life Sciences Tools & Services (0.5%):
20,305	Agilent Technologies, Inc.*	1,037,788
10,469	Life Technologies Corp.*	545,121
6,747	PerkinElmer, Inc.	181,562
22,364	Thermo Fisher Scientific, Inc.*	1,440,018
5,312	Waters Corp.*	508,571

		3,713,060

Machinery (2.3%):
37,604	Caterpillar, Inc.	4,003,322
11,508	Cummins, Inc.	1,190,963
31,771	Danaher Corp.	1,683,545
24,492	Deere & Co.	2,019,365
10,850	Dover Corp.	735,630
20,014	Eaton Corp.	1,029,720
3,261	Flowserve Corp.	358,351
29,177	Illinois Tool Works, Inc.	1,648,209
19,403	Ingersoll-Rand plc	881,090
6,095	Joy Global, Inc.	580,488
21,250	PACCAR, Inc.ˆ	1,085,663
6,759	Pall Corp.	380,059
9,416	Parker Hannifin Corp.	844,992
3,481	Snap-On, Inc.	217,493

		16,658,890

Media (3.3%):
13,525	Cablevision Systems Corp., Class A	489,740
39,110	CBS Corp., Class B	1,114,244
161,508	Comcast Corp., Class A	4,092,613
44,803	DIRECTV Group, Inc. (The), Class A*	2,276,888
16,376	Discovery Communications, Inc., Class A*ˆ	670,761
14,277	Gannett Co., Inc.ˆ	204,447
28,445	Interpublic Group of Cos., Inc. (The)	355,562
17,836	McGraw-Hill Cos., Inc. (The)	747,507
133,458	News Corp.	2,362,207
16,520	Omnicom Group, Inc.	795,603
5,277	Scripps Networks Interactive, Class A	257,940
19,630	Time Warner Cable, Inc.	1,531,925
62,486	Time Warner, Inc.ˆ	2,272,616
34,144	Viacom, Inc., Class B	1,741,344
110,297	Walt Disney Co. (The)	4,305,995
298	Washington Post Co. (The), Class Bˆ	124,847

		23,344,239

Metals & Mining (1.1%):
6,668	AK Steel Holding Corp.ˆ	105,088
61,810	Alcoa, Inc.ˆ	980,307
6,156	Allegheny Technologies, Inc.ˆ	390,721
8,439	Cliffs Natural Resources, Inc.	780,186
55,275	Freeport-McMoRan Copper & Gold, Inc.	2,924,047
28,884	Newmont Mining Corp.	1,558,869
18,373	Nucor Corp.ˆ	757,335
5,276	Titanium Metals Corp.ˆ	96,656
8,369	United States Steel Corp.ˆ	385,309

		7,978,518

Multi-Utilities (1.3%):
14,014	Ameren Corp.	404,164
24,707	CenterPoint Energy, Inc.	478,081
14,957	CMS Energy Corp.	294,503
16,982	Consolidated Edison, Inc.	904,122
33,600	Dominion Resources, Inc.	1,621,872
9,855	DTE Energy Co.	492,947
4,591	Integrys Energy Group, Inc.ˆ	237,997
16,240	NiSource, Inc.ˆ	328,860
23,290	PG&E Corp.	978,879
29,433	Public Service Enterprise Group, Inc.	960,693
6,626	SCANA Corp.ˆ	260,866
13,989	Sempra Energy	739,738
12,660	TECO Energy, Inc.ˆ	239,147

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multi-Utilities, continued

13,618	Wisconsin Energy Corp.	$426,924
28,073	Xcel Energy, Inc.	682,174

		9,050,967

Multiline Retail (0.7%):
4,327	Big Lots, Inc.*	143,440
7,137	Family Dollar Stores, Inc.	375,121
12,441	J.C. Penney Co., Inc.ˆ	429,712
16,402	Kohl’s Corp.	820,264
24,986	Macy’s, Inc.	730,591
9,763	Nordstrom, Inc.ˆ	458,275
2,496	Sears Holdings Corp.*ˆ	178,314
40,214	Target Corp.	1,886,439

		5,022,156

Office Electronics (0.1%):
81,394	Xerox Corp.	847,312

Oil, Gas & Consumable Fuels (9.9%):
13,175	Alpha Natural Resources, Inc.*	598,672
29,029	Anadarko Petroleum Corp.	2,228,266
22,374	Apache Corp.	2,760,728
6,064	Cabot Oil & Gas Corp.	402,104
38,251	Chesapeake Energy Corp.	1,135,672
117,304	Chevron Corp.	12,063,544
82,483	ConocoPhillips	6,201,897
13,158	Consol Energy, Inc.	637,900
23,321	Denbury Resources, Inc.*ˆ	466,420
24,683	Devon Energy Corp.	1,945,267
45,046	El Paso Corp.	909,929
15,680	EOG Resources, Inc.	1,639,344
287,453	Exxon Mobil Corp.	23,392,925
17,642	Hess Corp.	1,318,916
41,549	Marathon Oil Corp.	2,188,801
11,217	Murphy Oil Corp.	736,508
7,813	Newfield Exploration Co.*	531,440
10,341	Noble Energy, Inc.	926,864
47,432	Occidental Petroleum Corp.	4,934,825
15,737	Peabody Energy Corp.	927,067
6,773	Pioneer Natural Resources Co.	606,658
9,334	Range Resources Corp.	518,037
20,226	Southwestern Energy Co.*	867,291
38,103	Spectra Energy Corp.	1,044,403
7,013	Sunoco, Inc.	292,512
8,576	Tesoro Corp.*	196,476
33,093	Valero Energy Corp.	846,188
34,444	Williams Cos., Inc. (The)	1,041,931

		71,360,585

Paper & Forest Products (0.2%):
25,576	International Paper Co.	762,676
9,790	MeadWestvaco Corp.	326,105
31,242	Weyerhaeuser Co.	682,950

		1,771,731

Personal Products (0.3%):
24,996	Avon Products, Inc.	699,888
6,660	Estee Lauder Co., Inc. (The), Class A	700,565
11,900	Mead Johnson Nutrition Co., Class A	803,845

		2,204,298

Pharmaceuticals (5.6%):
90,694	Abbott Laboratories	4,772,318
17,781	Allergan, Inc.	1,480,268
99,542	Bristol-Myers Squibb Co.	2,882,737
59,528	Eli Lilly & Co.	2,234,086
16,639	Forest Laboratories, Inc.*	654,578
9,878	Hospira, Inc.*	559,688
159,952	Johnson & Johnson Co.	10,640,007
180,107	Merck & Co., Inc.	6,355,976
25,418	Mylan, Inc.*ˆ	627,062
461,057	Pfizer, Inc.	9,497,774
7,318	Watson Pharmaceuticals, Inc.*	502,966

		40,207,460

Professional Services (0.1%):
2,940	Dun & Bradstreet Corp.	222,088
7,200	Equifax, Inc.	249,984
7,595	Monster Worldwide, Inc.*ˆ	111,343
8,649	Robert Half International, Inc.ˆ	233,782

		817,197

Real Estate Investment Trusts (REITs) (1.5%):
7,096	Apartment Investment & Management Co., Class A	181,161
5,094	Avalonbay Communities, Inc.	654,070
8,494	Boston Properties, Inc.ˆ	901,723
17,270	Equity Residential Property Trustˆ	1,036,200
23,687	HCP, Inc.	869,076
10,244	Health Care REIT, Inc.ˆ	537,093
40,206	Host Hotels & Resorts, Inc.ˆ	681,492
23,635	Kimco Realty Corp.ˆ	440,556
9,447	Plum Creek Timber Co., Inc.ˆ	382,981
26,513	Prologis, Inc.	950,226
8,129	Public Storage, Inc.	926,787
17,115	Simon Property Group, Inc.	1,989,277
9,506	Ventas, Inc.ˆ	501,061
9,618	Vornado Realty Trust	896,205

		10,947,908

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Real Estate Management & Development (0.1%):
16,936	CB Richard Ellis Group, Inc., Class A*	$425,263

Road & Rail (0.9%):
64,350	CSX Corp.	1,687,257
20,611	Norfolk Southern Corp.	1,544,382
2,982	Ryder System, Inc.	169,527
28,663	Union Pacific Corp.	2,992,417

		6,393,583

Semiconductors & Semiconductor Equipment (2.4%):
33,466	Advanced Micro Devices, Inc.*ˆ	233,927
18,843	Altera Corp.	873,373
17,425	Analog Devices, Inc.	682,015
76,742	Applied Materials, Inc.	998,413
27,973	Broadcom Corp., Class A	941,012
3,147	First Solar, Inc.*ˆ	416,254
309,389	Intel Corp.	6,856,060
9,724	KLA-Tencor Corp.	393,628
13,193	Linear Technology Corp.	435,633
36,145	LSI Corp.*	257,352
13,099	MEMC Electronic Materials, Inc.*	111,735
11,235	Microchip Technology, Inc.ˆ	425,919
49,877	Micron Technology, Inc.*	373,080
14,062	National Semiconductor Corp.	346,066
5,158	Novellus Systems, Inc.*ˆ	186,410
35,016	NVIDIA Corp.*ˆ	557,980
11,034	Teradyne, Inc.*ˆ	163,303
67,758	Texas Instruments, Inc.	2,224,495
15,494	Xilinx, Inc.ˆ	565,066

		17,041,721

Software (3.6%):
29,437	Adobe Systems, Inc.*	925,794
13,586	Autodesk, Inc.*	524,420
10,389	BMC Software, Inc.*	568,278
22,247	CA, Inc.	508,122
10,913	Citrix Systems, Inc.*	873,040
12,950	Compuware Corp.*	126,392
19,442	Electronic Arts, Inc.*	458,831
16,041	Intuit, Inc.*	831,886
433,021	Microsoft Corp.	11,258,546
227,373	Oracle Corp.	7,482,845
11,222	Red Hat, Inc.*	515,090
7,031	Salesforce.com, Inc.*ˆ	1,047,478
44,392	Symantec Corp.*	875,410

		25,996,132

Specialty Retail (1.8%):
5,074	Abercrombie & Fitch Co., Class A	339,552
3,759	AutoNation, Inc.*ˆ	137,617
1,475	AutoZone, Inc.*	434,904
14,537	Bed Bath & Beyond, Inc.*	848,525
19,028	Best Buy Co., Inc.ˆ	597,669
13,116	CarMax, Inc.*	433,746
8,175	GameStop Corp., Class A*ˆ	218,027
22,805	Gap, Inc. (The)ˆ	412,771
92,913	Home Depot, Inc.	3,365,309
14,717	Limited Brands, Inc.	565,869
75,980	Lowe’s Cos., Inc.	1,771,094
6,825	Ross Stores, Inc.	546,819
5,177	Sherwin Williams Co.	434,195
41,844	Staples, Inc.	661,135
7,489	Tiffany & Co.	588,036
22,531	TJX Cos., Inc.	1,183,553
7,268	Urban Outfitters, Inc.*ˆ	204,594

		12,743,415

Textiles, Apparel & Luxury Goods (0.6%):
17,204	Coach, Inc.	1,099,852
22,134	Nike, Inc., Class B	1,991,617
3,804	Polo Ralph Lauren Corp.ˆ	504,448
5,135	V.F. Corp.ˆ	557,456

		4,153,373

Thrifts & Mortgage Finance (0.1%):
30,624	Hudson City Bancorp, Inc.	250,811
20,678	People’s United Financial, Inc.ˆ	277,912

		528,723

Tobacco (1.6%):
122,148	Altria Group, Inc.	3,225,929
8,386	Lorillard, Inc.	912,984
103,776	Philip Morris International, Inc.	6,929,123
19,668	Reynolds American, Inc.	728,699

		11,796,735

Trading Companies & Distributors (0.2%):
17,148	Fastenal Co.ˆ	617,157
3,393	W.W. Grainger, Inc.	521,334

		1,138,491

Wireless Telecommunication Services (0.3%):
23,128	American Tower Corp., Class A*	1,209,595
15,390	MetroPCS Communications, Inc.*	264,862
173,929	Sprint Nextel Corp.*	937,477

		2,411,934

Total Common Stocks (Cost $545,589,208)		701,575,148

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Principal		Fair
Amount		Value
Common Stocks, continued
Wireless Telecommunication Services, continued

Short-Term Investment (5.7%):
$40,586,051	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	40,586,051

Total Short-Term Investment (Cost $40,586,051)		40,586,051

Unaffiliated Investment Company (2.3%):
16,376,542	Dreyfus Treasury Prime Cash Management, 0.00%(b)	16,376,542

Total Unaffiliated Investment Company (Cost $16,376,542)		16,376,542

Total Investment Securities (Cost $602,551,801)(c) — 105.6%		758,537,741
Net other assets (liabilities) — (5.6)%		(39,995,633)

Net Assets — 100.0%		$718,542,108

Percentages indicated are based on net assets as of June 30, 2011.

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $39,750,461.

+	A portion of the investment security is segregated as collateral for futures contracts, the aggregate fair value of the segregated security is $1,201,970.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $10,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/16/11	264	$17,364,600	$446,423

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL S&P
500 Index
Fund

Assets:
Investment securities, at cost	$602,551,801

Investment securities, at value*	$758,537,741
Segregated cash for collateral	10,000
Interest and dividends receivable	898,706
Receivable for capital shares issued	311,826
Receivable for investments sold	81,813
Reclaims receivable	858
Receivable for variation margin on futures contracts	150,571
Prepaid expenses	2,889

Total Assets	759,994,404

Liabilities:
Payable for investments purchased	66,247
Payable for capital shares redeemed	425,404
Payable upon return of securities loaned	40,586,051
Manager fees payable	97,146
Administration fees payable	23,638
Distribution fees payable	139,747
Custodian fees payable	5,827
Administrative and compliance services fees payable	4,580
Trustee fees payable	589
Other accrued liabilities	103,067

Total Liabilities	41,452,296

Net Assets	$718,542,108

Net Assets Consist of:
Capital	$656,140,990
Accumulated net investment income/(loss)	13,661,853
Accumulated net realized gains/(losses) from investment transactions	(107,693,098)
Net unrealized appreciation/(depreciation) on investments	156,432,363

Net Assets	$718,542,108

Class 1
Net Assets	$15,504,963
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,686,274
Net Asset Value (offering and redemption price per share)	$9.19

Class 2
Net Assets	$703,037,145
Shares of beneficial interest (unlimited number of shares authorized, no par value)	76,861,620
Net Asset Value (offering and redemption price per share)	$9.15

*	Includes securities on loan of $39,750,461.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL S&P
500 Index
Fund

Investment Income:
Interest	$43
Dividends	6,367,638
Income from securities lending	16,049

Total Investment Income	6,383,730

Expenses:
Manager fees	569,020
Administration fees	128,246
Distribution fees—Class 2	817,206
Custodian fees	16,067
Administrative and compliance services fees	14,471
Trustee fees	24,321
Professional fees	27,693
Shareholder reports	26,107
Other expenses	77,669

Total expenses before reductions	1,700,800
Less expenses contractually waived/reimbursed by the Manager	(53,390)

Net expenses	1,647,410

Net Investment Income/(Loss)	4,736,320

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	939,020
Net realized gains/(losses) on futures contracts	879,261
Change in unrealized appreciation/(depreciation) on investments	29,033,320

Net Realized/Unrealized Gains/(Losses) on Investments	30,851,601

Change in Net Assets Resulting From Operations	$35,587,921

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL S&P 500 Index Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,736,320	$8,926,773
Net realized gains/(losses) on investment transactions	1,818,281	22,328,188
Change in unrealized appreciation/(depreciation) on investments	29,033,320	59,768,667

Change in net assets resulting from operations	35,587,921	91,023,628

Dividends to Shareholders:
From net investment income:
Class 1	—	(233,712)
Class 2	—	(7,287,633)
From net realized gains:
Class 1	—	(32,194)
Class 2	—	(1,143,990)

Change in net assets resulting from dividends to shareholders	—	(8,697,529)

Change in net assets from capital transactions	73,098,258	(194,380,358)

Change in net assets	108,686,179	(112,054,259)
Net Assets:
Beginning of period	609,855,929	721,910,188

End of period	$718,542,108	$609,855,929

Accumulated net investment income/(loss)	$13,661,853	$8,925,533

Capital Transactions:
Class 1
Proceeds from shares issued	526,783	1,034,951
Dividends reinvested	—	265,906
Cost of shares redeemed	(1,425,655)	(1,843,192)

Total Class 1	(898,872)	(542,335)

Class 2
Proceeds from shares issued	110,848,423	148,132,517
Dividends reinvested	—	8,431,623
Value of shares redeemed	(36,851,293)	(350,402,163)

Total Class 2	73,997,130	(193,838,023)

Total Capital Transactions	73,098,258	(194,380,358)

Share Transactions:
Class 1
Issued	57,574	129,504
Reinvested	—	34,533
Redeemed	(157,065)	(253,373)

Total Class 1 Shares	(99,491)	(89,336)

Class 2
Issued	12,238,803	18,843,220
Reinvested	—	1,097,868
Redeemed	(4,099,570)	(43,283,246)

Total Class 2 Shares	8,139,233	(23,342,158)

Change in shares	8,039,742	(23,431,494)

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					May 14, 2007
	Ended					to
	June 30,	Year Ended December 31,				December 31,
	2011	2010	2009		2008	2007(a)
	(Unaudited)

Class 1
Net Asset Value, Beginning of Period	$8.68	$7.71	$6.16		$9.86	$10.14

Investment Activities:
Net Investment Income	0.07	0.14 (b)	0.13	(b)	0.18 (b)	0.11
Net Realized and Unrealized Gains (Losses) on Investments	0.44	0.98	1.45		(3.87)	(0.26)

Total from Investment Activities	0.51	1.12	1.58		(3.69)	(0.15)

Dividends to Shareholders From:
Net Investment Income	—	(0.13)	(0.03)		(0.01)	(0.11)
Net Realized Gains	—	(0.02)	—		— (c)	(0.02)

Total Dividends	—	(0.15)	(0.03)		(0.01)	(0.13)

Net Asset Value, End of Period	$9.19	$8.68	$7.71		$6.16	$9.86

Total Return(d)(e)	5.88%	14.75%	25.69%		(37.46)%	(1.48)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$15,505	$15,506	$14,462		$11,158	$411
Net Investment Income(f)	1.66%	1.79%	2.06%		2.67%	1.81%
Expenses Before Reductions(f)(g)	0.26%	0.29%	0.30%		0.37%	0.53%
Expenses Net of Reductions(f)	0.25%	0.24%	0.24%		0.26%	0.24%
Portfolio Turnover Rate(e)(h)	1%	14%	16	%(i)	82%	16%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Represents less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 37%.

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended					May 1, 2007 to
	June 30,	Year Ended December 31,				December 31,
	2011	2010	2009		2008	2007(a)
	(Unaudited)

Class 2
Net Asset Value, Beginning of Period	$8.65	$7.68	$6.15		$9.86	$10.00

Investment Activities:
Net investment income	0.06	0.12 (b)	0.12	(b)	0.16 (b)	0.09
Net realized and unrealized gains (losses) on investments	0.44	0.98	1.44		(3.87)	(0.12)

Total from Investment Activities	0.50	1.10	1.56		(3.71)	(0.03)

Dividends to Shareholders From:
Net Investment Income	—	(0.11)	(0.03)		— (c)	(0.09)
Net Realized Gains	—	(0.02)	—		— (c)	(0.02)

Total Dividends	—	(0.13)	(0.03)		— (c)	(0.11)

Net Asset Value, End of Period	$9.15	$8.65	$7.68		$6.15	$9.86

Total Return(d)(e)	5.78%	14.57%	25.36%		(37.62)%	(0.25)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$703,037	$594,350	$707,448		$245,652	$27,614
Net Investment Income(f)	1.41%	1.51%	1.78%		2.29%	1.60%
Expenses Before Reductions(f)(g)	0.51%	0.54%	0.54%		0.65%	0.73%
Expenses Net of Reductions(f)	0.50%	0.49%	0.49%		0.51%	0.49%
Portfolio Turnover Rate(e)(h)	1%	14%	16	%(i)	82%	16%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Represents less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 37%.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL S&P 500 Index Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,623 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $16.9 million as of June 30, 2011. The monthly average notional amount for these contracts was $16.1 for the period ended June 30, 2011.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$446,423	Payable for variation margin on futures contracts	$—

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/(depreciation) on investments	$879,261	$158,807

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit*
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

*	Prior to May 1, 2011 the Annual Expense Limit was 0.24% for Class 1 and 0.49% for Class 2.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires	Expires
	12/31/2011	12/31/2012	12/31/2013	12/31/2014
AZL S&P 500 Index Fund	$109,374	$222,765	$270,682	$53,390

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $4,577 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$701,575,148	$—	$—	$701,575,148
Short-Term Investment	—	40,586,051	—	40,586,051
Unaffiliated Investment Company	16,376,542	—	—	16,376,542

Total Investment Securities	717,951,690	40,586,051	—	758,537,741

Other Financial Instruments:*
Futures Contracts	446,423	—	—	446,423

Total Investments	$718,398,113	$40,586,051	$—	$758,984,164

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$84,154,100	$5,462,678

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $614,593,932. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$163,010,972
Unrealized depreciation	(19,067,163)

Net unrealized appreciation	$143,943,809

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2015	12/31/2016
AZL S&P 500 Index Fund	$2,166,424	$94,912,086

During the year ended December 31, 2010, the Fund utilized $4,370,081 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the last tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL S&P 500 Index Fund	$8,697,529	$—	$8,697,529

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Accumulated		Accumulated
	Ordinary	Capital and	Unrealized	Earnings
	Income	Other Losses	Appreciation(a)	(Deficit)
AZL S&P 500 Index Fund	$8,817,934	$(97,078,510)	$115,073,773	$26,813,197

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Schroder Emerging Markets Equity Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$1,022.80	$6.07	1.21%
AZL Schroder Emerging Markets Equity Fund	Class 2	1,000.00	1,021.70	7.32	1.46%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$1,018.79	$6.06	1.21%
AZL Schroder Emerging Markets Equity Fund	Class 2	1,000.00	1,017.55	7.30	1.46%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Schroder Emerging Markets Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	0.1%
Auto Components	1.1
Automobiles	3.6
Beverages	0.7
Capital Markets	0.3
Chemicals	3.1
Commercial Banks	20.6
Computers & Peripherals	1.3
Construction & Engineering	1.2
Construction Materials	1.8
Consumer Finance	0.3
Diversified Financial Services	1.5
Diversified Telecommunication Services	2.1
Electric Utilities	1.2
Electronic Equipment, Instruments & Components	2.0
Energy Equipment & Services	0.1
Food & Staples Retailing	2.1
Food Products	0.5
Household Durables	0.9
Household Products	0.9
Independent Power Producers & Energy Traders	0.8
Industrial Conglomerates	0.9
Insurance	4.3
Internet Software & Services	0.9
IT Services	0.5
Machinery	1.4
Media	1.5
Metals & Mining	6.7
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	17.7
Pharmaceuticals	0.3
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	7.2
Specialty Retail	0.7
Transportation Infrastructure	2.3
Wireless Telecommunication Services	5.0
Short-Term Investment	4.3
Unaffiliated Investment Company	0.3

103.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.5%):
Aerospace & Defense (0.1%):
16,500	Korea Aerospace Industries, Ltd.*	$342,365

Auto Components (1.1%):
7,585	Hyundai Mobis Co., Ltd.	2,846,810
319,368	TAV Havalimanlari Holding AS*	1,603,086

		4,449,896

Automobiles (3.6%):
1,704,000	Dongfeng Motor Corp.	3,248,190
48,202	Hyundai Motor Co.	10,765,527

		14,013,717

Beverages (0.3%):
95,136	Anadolu Efes Biracilik ve Malt Sanayii AS	1,286,893

Capital Markets (0.3%):
307,186	Egyptian Financial Group-Hermes Holding	1,034,575

Chemicals (3.1%):
66,416	Industries Qatar Q.S.C	2,492,737
11,414	LG Chem, Ltd.	5,246,668
1,107,000	Nan Ya Plastics Corp.	2,969,373
31,150	Uralkali, SP	1,401,785

		12,110,563

Commercial Banks (20.6%):
292,203	Banco Bradesco SA, ADRˆ	5,987,239
672,200	Bangkok Bank Public Co., Ltd.	3,473,103
11,124,832	China Construction Bank	9,259,695
5,473,312	Chinatrust Financial Holding Co., Ltd.	4,780,993
13,026	Credicorp, Ltd.	1,121,539
131,360	DGB Financial Group, Inc.*	1,993,473
199,300	Grupo Financiero Banorte, SA de C.V.	904,957
68,020	Hana Financial Group, Inc.	2,394,524
111,851	HDFC Bank, Ltd.	6,298,946
13,991,385	Industrial & Commercial Bank of China	10,713,388
368,953	Itau Unibanco Banco Multiplo SA, SP ADR	8,688,843
891,600	Kasikornbank Public Co., Ltd.	3,589,198
166,475	OTP Bank Nyrt	5,424,680
125,375	PKO Bank Polski SA	1,920,296
1,472,470	Sberbank	5,431,765
68,140	Shinhan Financial Group Co., Ltd.	3,255,203
682,721	Turkiye Garanti Bankasi AG	3,097,652
230,143	Turkiye Halk Bankasi AS	1,723,700
376,584	Turkiye Is Bankasi, Class C	1,156,021

		81,215,215

Computers & Peripherals (1.3%):
267,250	Asustek Computer, Inc.*	2,662,683
67,000	HTC Corp.	2,289,827
364,000	Lenovo Group, Ltd.	208,160

		5,160,670

Construction & Engineering (1.2%):
22,444	GS Engineering & Construction Corp.	2,750,160
35,858	Larsen & Toubro, Ltd.	1,467,756
122,019	Murray & Roberts Holdings, Ltd.(a)	542,524
45,931	Raubex Group, Ltd.ˆ	109,701

		4,870,141

Construction Materials (1.8%):
91,000	Anhui Conch Cement Co., Ltd., Class H	428,751
1,344,000	China National Building Material Co., Ltd., Class Hˆ	2,656,602
225,200	Corporacion GEO, SA de C.V., Series B*	519,359
2,406,427	Taiwan Cement Corp.	3,607,493

		7,212,205

Consumer Finance (0.3%):
547,500	Compartamos SAB de C.V.ˆ	993,754

Diversified Financial Services (1.0%):
1,353,532	FirstRand, Ltd.	3,982,859

Diversified Telecommunication Services (2.1%):
56,580	Chunghwa Telecom Co., Ltd., ADR	1,954,839
45,050	KT Corp.	1,717,984
319,584	Magyar Telekom Telecommunications	1,027,805
56,458	Telecomunicacoes De Sao Paulo SA, ADR	1,676,803
347,976	Turk Telekomunikasyon AS	1,839,603

		8,217,034

Electric Utilities (1.2%):
28,909	CEZ AS	1,488,867
104,623	Companhia Energetica de Minas Gerais SA, SP ADR	2,159,419
48,201	Companhia Energetica de Minas Gerais, Preferred Shares	974,956

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued

13,200	Sibenergyholding JSC*(b)	$—

		4,623,242

Electronic Equipment, Instruments & Components (2.0%):
751,936	Hon Hai Precision Industry Co., Ltd.	2,594,954
439,601	Hon Hai Precision Industry Co., Ltd.	3,001,775
52,350	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	359,042
1,195,000	WPG Holdings, Ltd.	2,034,344

		7,990,115

Energy Equipment & Services (0.1%):
1,837,000	China Suntien Green Energy Corp., Class H	482,720

Food & Staples Retailing (2.1%):
1,426,500	CP ALL PCL	2,065,765
2,162	E-Mart Co., Ltd.*	495,184
76,083	Shoprite Holdings, Ltd.	1,147,936
926,100	Wal-Mart de Mexico SAB de C.V., Series V	2,748,834
49,218	X5 Retail Group NV, GDR, Registered Shares*(a)	1,930,705

		8,388,424

Food Products (0.5%):
56,852	BRF — Brasil Foods SA, ADR(a)	985,245
315,000	China Mengniu Dairy Co., Ltd.	1,062,209

		2,047,454

Household Durables (0.9%):
604,200	PDG Realty SA Empreendimentos e Participacoes	3,403,780

Household Products (0.9%):
7,776	LG Household & Health Care, Ltd.	3,347,299

Independent Power Producers & Energy Traders (0.8%):
87,800	Banpu Public Co., Ltd.	2,054,794
628,000	China Resources Power Holdings Co.	1,227,395

		3,282,189

Industrial Conglomerates (0.9%):
160,500	Beijing Enterprises Holdings, Ltd.	839,642
868,940	Far Eastern Textile, Ltd.	1,357,218
1,775,000	Poly Hong Kong Investment, Ltd.ˆ	1,178,208

		3,375,068

Insurance (4.3%):
1,359,975	Cathay Financial Holding Co., Ltd.	2,112,804
742,500	Ping An Insurance Group Co. of China	7,743,340
12,186	Powszechny Zaklad Ubezpieczen SA	1,665,968
23,859	Samsung Fire & Marine Insurance Co., Ltd.	5,552,382

		17,074,494

Internet Software & Services (0.9%):
6,800	Baidu, Inc., SP ADR*	952,884
87,200	Tencent Holdings, Ltd.	2,391,591

		3,344,475

IT Services (0.5%):
29,537	Infosys Technologies, Ltd.	1,925,757

Machinery (1.4%):
861,640	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., Class Hˆ	1,651,814
6,865	Hyundai Heavy Industries Co., Ltd.	2,867,797
82,000	Iochpe-Maxion SA	1,113,093

		5,632,704

Media (1.5%):
193,870	Cheil Worldwide, Inc.	2,886,607
170,058	Cyfrowy Polsat SA	1,022,951
35,630	Naspers, Ltd.	2,019,452

		5,929,010

Metals & Mining (5.0%):
13,733	African Rainbow Minerals, Ltd.	383,902
58,150	Cherepovets MK Severstal	1,072,900
1,116,380	China Steel Corp.	1,348,049
19,400	Compania de Minas Buenaventura SA, SP ADR	736,812
207,900	Gerdau SA, SP ADR	2,187,108
43,361	Gold Fields, Ltd.	635,408
70,745	Impala Platinum Holdings, Ltd.	1,912,583
15,208	KGHM Polska Miedz SA	1,092,849

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued

5,704	Mechel, SP ADR	$136,268
46,624	Mining & Metallurgical Co. Norilsk Nickel, SP ADR	1,215,488
15,048	Novolipetsk Steel, GDR, Registered Shares	583,798
4,630	POSCO	2,011,361
102,632	Tata Steel, Ltd.	1,404,250
153,900	Vale SA, SP ADR	4,917,105

		19,637,881

Multiline Retail (1.7%):
11,346	Hyundai Dept. Store	1,847,450
60,000	Lojas Renner SA	2,288,406
100,000	Magazine Luiza SA*	1,026,726
1,070,500	Parkson Retail Group, Ltd.ˆ	1,568,670

		6,731,252

Oil, Gas & Consumable Fuels (17.7%):
2,842,000	China Petroleum & Chemical Corp. (Sinopec), H Shares	2,875,090
950,500	China Shenhua Energy Co., Ltd.	4,564,018
3,784,000	CNOOC, Ltd.	8,889,934
76,150	LUKOIL, SP ADRˆ	4,854,562
37,752	MOL Hungarian Oil & Gas Nyrt.*ˆ	4,331,221
17,476	Novatek Oao	2,413,607
882,932	OAO Gazprom, SP ADR*	12,846,661
1,534,000	PetroChina Co., Ltd.	2,240,202
113,001	Petroleo Brasileiro SA, ADR	3,826,214
156,904	Petroleo Brasileiro SA, SP ADRˆ	4,813,815
58,019	Polski Koncern Naftowy Orlen SA*	1,095,956
521,400	PTT PCL	5,707,489
70,044	Reliance Industries, Ltd.	1,412,295
136,150	Rosneft Oil Co.	1,146,487
52,177	Sasol, Ltd.(a)	2,754,181
15,760	SK Energy Co., Ltd.	2,983,907
22,197	Turkish Petroleum Refineries Corp.	544,742
96,700	Ultrapar Participacoes SA, Preferred Shares	1,719,194
44,700	Ultrapar Participacoes SA, SP ADR	810,411

		69,829,986

Pharmaceuticals (0.3%):
6,469	Richter Gedeon Nyrt	1,279,143

Real Estate Management & Development (1.8%):
148,400	BR Malls Participacoes SA	1,671,081
91,400	BR Properties SA	1,030,981
1,364,000	China Overseas Land & Investment, Ltd.	2,951,309
4,860,420	Franshion Properties China, Ltd.ˆ	1,239,268

		6,892,639

Semiconductors & Semiconductor Equipment (7.2%):
32,550	Hynix Semiconductor, Inc.	768,858
21,132	Samsung Electronics Co., Ltd.	16,426,927
4,345,110	Taiwan Semiconductor Manufacturing Co., Ltd.	11,002,974

		28,198,759

Specialty Retail (0.7%):
1,307,000	Belle International Holdings, Ltd.	2,773,566

Transportation Infrastructure (2.3%):
334,000	China Merchants Holdings International Co., Ltd.	1,296,761
102,064	Companhia de Concessoes Rodoviarias	3,040,399
64,212	Globaltrans Investment plc, SP GDR, Registered Shares*	1,193,759
12,217	Hyundai Glovis Co., Ltd.	1,978,579
90,694	Imperial Holdings, Ltd.(a)	1,630,031

		9,139,529

Wireless Telecommunication Services (5.0%):
43,100	America Movil, SAB de C.V., SP ADR, Series Lˆ	2,322,228
1,030,500	China Mobile, Ltd.	9,589,052
77,700	Mobile TeleSystems, SP ADR	1,477,854
179,396	MTN Group, Ltd.	3,828,083
519,000	Taiwan Mobile Co., Ltd.	1,410,385
317,280	ZTE Corp., Class Hˆ	1,154,762

		19,782,364

Total Common Stocks (Cost $298,115,514)		380,001,737

Preferred Stocks (2.1%):
Beverages (0.4%):
41,600	Companhia de Bebidas das Americas, SP ADR, Preferred Sharesˆ	1,403,168

Metals & Mining (1.7%):
236,800	Vale SA, SP ADR, Preferred Shares	6,857,728

Total Preferred Stocks (Cost $3,909,456)		8,260,896

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Warrants (0.5%):
Diversified Financial Services (0.5%):
82,482	Merrill Lynch International & Co.*	$287,037
410,976	Sberbank*(c)	1,471,294

		1,758,331

Total Warrants (Cost $1,148,211)		1,758,331

Short-Term Investment (4.3%):
$16,828,737	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	16,828,737

Total Short-Term Investment (Cost $16,828,737)		16,828,737

		Fair
Shares		Value
Unaffiliated Investment Company (0.3%):
1,295,993	Dreyfus Treasury Prime Cash Management, 0.00%(e)	1,295,993

Total Unaffiliated Investment Company (Cost $1,295,993)		1,295,993

Total Investment Securities (Cost $321,297,911)(f) — 103.7%		408,145,694
Net other assets (liabilities) — (3.7)%		(14,431,925)

Net Assets — 100.0%		$393,713,769

Percentages indicated are based on net assets as of June 30, 2011.
ADR—American Depositary Receipt
GDR—Global Depository Receipt
SP ADR—Sponsored American Depositary Receipt
SP GDR—Sponsored Global Depositary Receipt

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $16,144,886.

(a)	Security purchased on a “when-issued” basis. The cost of securities was $532,623.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2011. The total of all such securities represents 0.5% of the net assets of the Fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	The rate represents the effective yield at June 30, 2011.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2011:

Country	Percentage
Belize	1.1%
Bermuda	0.3
Brazil	13.5
Cayman Islands	0.5
China	8.9
Cyprus	0.3
Czech Republic	0.4
Egypt	0.3
Hong Kong	11.0
Hungary	3.0
India	3.1
Luxembourg	0.1
Mexico	1.8
Netherlands	0.5
Peru	0.2
Poland	1.7
Qatar	0.6
Republic of Korea (South)	17.7
Russian Federation	8.0
South Africa	4.6
Taiwan	10.6
Thailand	4.1
Tokelau	0.3
Turkey	2.4
United Kingdom	0.4
United States	4.6

100.0%

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Schroder
Emerging
Markets
Equity Fund

Assets:
Investment securities, at cost	$321,297,911

Investment securities, at value*	$408,145,694
Interest and dividends receivable	2,057,116
Foreign currency, at value (cost $347,295)	355,305
Receivable for capital shares issued	54,770
Receivable for investments sold	3,019,476
Reclaims receivable	14,411
Prepaid expenses	2,178

Total Assets	413,648,950

Liabilities:
Payable for investments purchased	2,374,858
Payable for capital shares redeemed	175,728
Payable upon return of securities loaned	16,828,737
Manager fees payable	345,895
Administration fees payable	15,373
Distribution fees payable	70,921
Custodian fees payable	73,433
Administrative and compliance services fees payable	2,791
Trustee fees payable	359
Other accrued liabilities	47,086

Total Liabilities	19,935,181

Net Assets	$393,713,769

Net Assets Consist of:
Capital	$282,774,472
Accumulated net investment income/(loss)	4,143,709
Accumulated net realized gains/(losses) from investment transactions	19,930,763
Net unrealized appreciation/(depreciation) on investments	86,864,825

Net Assets	$393,713,769

Class 1
Net Assets	$45,151,481
Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,037,987
Net Asset Value (offering and redemption price per share)	$8.96

Class 2
Net Assets	$348,562,288
Shares of beneficial interest (unlimited number of shares authorized, no par value)	39,036,308
Net Asset Value (offering and redemption price per share)	$8.93

*	Includes securities on loan of $16,144,886.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Schroder
Emerging
Markets
Equity Fund

Investment Income:
Dividends	$6,442,132
Income from securities lending	8,575
Foreign withholding tax	(595,616)

Total Investment Income	5,855,091

Expenses:
Manager fees	2,503,868
Administration fees	93,074
Distribution fees — Class 2	451,371
Custodian fees	254,621
Administrative and compliance services fees	10,406
Trustee fees	17,944
Professional fees	20,572
Shareholder reports	27,240
Other expenses	11,265

Total expenses before reductions	3,390,361
Less expenses voluntarily waived/reimbursed by the Manager	(483,810)

Net expenses	2,906,551

Net Investment Income/(Loss)	2,948,540

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	25,146,671
Net realized gains/(losses) on forward currency contracts	190
Change in unrealized appreciation/(depreciation) on investments	(18,986,457)

Net Realized/Unrealized Gains/(Losses) on Investments	6,160,404

Change in Net Assets Resulting From Operations	$9,108,944

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Schroder Emerging Markets
	Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,948,540	$3,615,318
Net realized gains/(losses) on investment transactions	25,146,861	58,604,499
Change in unrealized appreciation/(depreciation) on investments	(18,986,457)	(19,584,987)

Change in net assets resulting from operations	9,108,944	42,634,830

Dividends to Shareholders:
From net investment income:
Class 1	—	(354,482)
Class 2	—	(1,824,654)

Change in net assets resulting from dividends to shareholders	—	(2,179,136)

Change in net assets from capital transactions	(40,182,017)	(38,601,981)

Change in net assets	(31,073,073)	1,853,713
Net Assets:
Beginning of period	424,786,842	422,933,129

End of period	$393,713,769	$424,786,842

Accumulated net investment income/(loss)	$4,143,709	$1,195,169

Capital Transactions:
Class 1
Proceeds from shares issued	845,189	410,603
Dividends reinvested	—	354,482
Value of shares redeemed	(4,687,247)	(7,286,367)

Total Class 1	(3,842,058)	(6,521,282)

Class 2
Proceeds from shares issued	12,632,732	81,555,078
Dividends reinvested	—	1,824,654
Value of shares redeemed	(48,972,691)	(115,460,431)

Total Class 2	(36,339,959)	(32,080,699)

Total Capital Transactions	(40,182,017)	(38,601,981)

Share Transactions:
Class 1
Issued	90,335	52,657
Reinvested	—	44,645
Redeemed	(526,541)	(924,092)

Total Class 1 Shares	(436,206)	(826,790)

Class 2
Issued	1,435,230	10,206,763
Reinvested	—	230,095
Redeemed	(5,514,919)	(15,071,012)

Total Class 2 Shares	(4,079,689)	(4,634,154)

Change in shares	(4,515,895)	(5,460,944)

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended				May 6, 2007
	June 30,	Year Ended December 31,			December 31,
	2011	2010	2009	2008	2007(a)
	(Unaudited)

Class 1
Net Asset Value, Beginning of Period	$8.76	$7.84	$4.56	$13.77	$11.64

Investment Activities:
Net Investment Income	0.07	0.10	0.06 (b)	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments	0.13	0.88	3.24	(6.38)	2.10

Total from Investment Activities	0.20	0.98	3.30	(6.35)	2.14

Dividends to Shareholders From:
Net Investment Income	—	(0.06)	(0.02)	(0.04)	(0.01)
Net Realized Gains	—	—	—	(2.82)	—

Total Dividends	—	(0.06)	(0.02)	(2.86)	(0.01)

Net Asset Value, End of Period	$8.96	$8.76	$7.84	$4.56	$13.77

Total Return(c)(d)	2.28%	12.61%	72.46%	(51.82)%	19.23%

Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$45,151	$47,962	$49,392	$34,118	$359
Net Investment Income(e)	1.68%	1.19%	0.99%	0.78%	0.32%
Expenses Before Reductions(e)	1.44%	1.45%	1.54%	1.70%	1.69%
Expenses Net of Reductions(e)(f)	1.21%	1.17%	1.26%	1.41%	1.40%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.21%	1.17%	1.26%	1.42%	1.40%
Portfolio Turnover Rate(c)(h)	31%	101%	100%	159%	193%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Not annualized for periods less than one year.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended					May 1, 2006
	June 30,	Year Ended December 31,				December 31,
	2011	2010	2009	2008	2007	2006(a)
	(Unaudited)

Class 2
Net Asset Value, Beginning of Period	$8.74	$7.82	$4.56	$13.76	$10.56	$10.00

Investment Activities:
Net investment income	0.06	0.08	0.04 (b)	0.02	0.03	0.02
Net realized and unrealized gains (losses) on investments	0.13	0.89	3.23	(6.38)	3.17	0.55

Total from Investment Activities	0.19	0.97	3.27	(6.36)	3.20	0.57

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	(0.01)	(0.02)	— (c)	(0.01)
Net Realized Gains	—	—	—	(2.82)	—	—

Total Dividends	—	(0.05)	(0.01)	(2.84)	— (c)	(0.01)

Net Asset Value, End of Period	$8.93	$8.74	$7.82	$4.56	$13.76	$10.56

Total Return(d)(e)	2.17%	12.40%	71.78%	(51.89)%	30.32%	5.70%

Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$348,562	$376,825	$373,541	$187,058	$249,236	$93,712
Net Investment Income(f)	1.42%	0.91%	0.68%	0.86%	0.40%	0.32%
Expenses Before Reductions(f)(g)	1.69%	1.70%	1.79%	1.95%	1.96%	2.53%
Expenses Net of Reductions(f)	1.46%	1.42%	1.51%	1.66%	1.65%	1.55%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(f)(h)	1.46%	1.42%	1.51%	1.67%	1.65%	1.55%
Portfolio Turnover Rate(e)(i)	31%	101%	100%	159%	193%	36%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Represents less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Schroder Emerging Markets Equity Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $858 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2011 the Fund did not hold any forward currency contracts. During the period ended June 30, 2011, the Fund had limited activity in these transactions.

Futures Contracts

During the period ended June 30, 2011, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2011.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Forward Exchange Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/(depreciation) on investments	$190	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroder”), Schroder provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Schroder Investment Management North America Ltd. (Schroder Ltd.), an affiliate of Schroder, serves as the Sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. For its services the Sub-subadviser is entitled to a fee payable by the Subadviser. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual	Annual Expense
	Rate*	Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	From January 1, 2011 through April 30, 2011, the Manager voluntarily reduced the management fee to 0.95%. Beginning May 1, 2011, the Manager voluntarily reduced the management fee to 1.08% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $2,943 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Commercial Banks	$16,702,578	$64,512,637	—	$81,215,215
Construction Materials	519,359	6,692,846	—	7,212,205
Consumer Finance	993,754	—	—	993,754
Diversified Telecommunication Services	3,631,642	4,585,392	—	8,217,034
Electric Utilities	3,134,375	1,488,867	—	4,623,242
Food & Staples Retailing	2,748,834	5,639,590	—	8,388,424
Food Products	985,245	1,062,209	—	2,047,454
Household Durables	3,403,780	—	—	3,403,780
Internet Software & Services	952,884	2,391,591	—	3,344,475
Machinery	1,113,093	4,519,611	—	5,632,704
Metals & Mining	9,192,781	10,445,100	—	19,637,881
Multiline Retail	3,315,135	3,416,117	—	6,731,252
Oil, Gas & Consumable Fuels	28,870,857	40,959,129	—	69,829,986
Real Estate Management & Development	2,702,062	4,190,577	—	6,892,639

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total
Transportation Infrastructure	3,040,399	6,099,130	—	9,139,529
Wireless Telecommunication Services	3,800,082	15,982,282	—	19,782,364
All Other Common Stocks+	—	122,909,799	—	122,909,799
Preferred Stocks	8,260,896	—	—	8,260,896
Warrants	—	1,758,331	—	1,758,331
Short-Term Investment	—	16,828,737	—	16,828,737
Unaffiliated Investment Company	1,295,993	—	—	1,295,993

Total Investment Securities	$94,663,749	$313,481,945	$—	$408,145,694

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$127,239,734	$164,042,826

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $329,433,336. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$92,963,242
Unrealized depreciation	(14,250,884)

Net unrealized appreciation	$78,712,358

During the year ended December 31, 2010, the Fund utilized $53,929,002 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $359,720 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the last tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$2,179,136	$—	$2,179,136

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated		Total
	Ordinary	Long-Term	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Schroder Emerging Markets Equity Fund	$2,607,667	$4,471,982	$(359,720)	$95,110,424	$101,830,353

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Small Cap Stock Index Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Small Cap Stock Index Fund	$1,000.00	$1,072.70	$3.08	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.82	$3.01	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Small Cap Stock Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

	Percent of
Investments	net assets*
Aerospace & Defense	2.5%
Air Freight & Logistics	0.5
Airlines	0.3
Auto Components	0.3
Automobiles	0.1
Beverages	0.2
Biotechnology	1.5
Building Products	0.8
Capital Markets	1.0
Chemicals	2.4
Commercial Banks	5.2
Commercial Services & Supplies	2.2
Communications Equipment	2.0
Computers & Peripherals	0.7
Construction & Engineering	0.8
Construction Materials	0.5
Consumer Finance	1.3
Containers & Packaging	0.1
Distributors	—	ˆ
Diversified Consumer Services	1.2
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.5
Electric Utilities	1.2
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	3.9
Energy Equipment & Services	2.4
Food & Staples Retailing	1.3
Food Products	2.0
Gas Utilities	1.8
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	5.0
Health Care Technology	0.6
Hotels, Restaurants & Leisure	3.0
Household Durables	0.9
Household Products	0.2%
Industrial Conglomerates	0.3
Insurance	2.3
Internet & Catalog Retail	0.5
Internet Software & Services	1.3
IT Services	1.7
Leisure Equipment & Products	0.9
Life Sciences Tools & Services	0.5
Machinery	4.1
Media	0.9
Metals & Mining	1.1
Multi-Utilities	0.7
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	1.8
Paper & Forest Products	0.9
Personal Products	0.3
Pharmaceuticals	1.5
Professional Services	0.9
Real Estate Investment Trusts (REITs)	7.9
Real Estate Management & Development	0.1
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	5.0
Software	3.7
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	2.8
Thrifts & Mortgage Finance	0.4
Tobacco	0.1
Trading Companies & Distributors	0.4
Water Utilities	0.1
Wireless Telecommunication Services	0.2
Short-Term Investment	28.5
Unaffiliated Investment Company	2.3

	128.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ˆ	Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.3%):
Aerospace & Defense (2.5%):
16,902	AAR Corp.ˆ	$457,875
6,430	Aerovironment, Inc.*ˆ	227,300
3,870	American Science & Engineering, Inc.	309,600
10,573	Ceradyne, Inc.*	412,241
6,723	Cubic Corp.	342,806
19,718	Curtiss-Wright Corp.ˆ	638,272
12,970	Esterline Technologies Corp.*	990,908
24,910	Gencorp, Inc.*ˆ	159,922
19,439	Moog, Inc., Class A*ˆ	845,985
24,836	Orbital Sciences Corp.*ˆ	418,487
15,596	Teledyne Technologies, Inc.*	785,415

		5,588,811

Air Freight & Logistics (0.5%):
12,415	Forward Air Corp.	419,503
15,958	HUB Group, Inc., Class A*	600,978

		1,020,481

Airlines (0.3%):
6,403	Allegiant Travel Co.*ˆ	316,948
22,443	SkyWest, Inc.	337,992

		654,940

Auto Components (0.3%):
8,162	Drew Industries, Inc.ˆ	201,765
14,083	Spartan Motors, Inc.ˆ	76,048
8,347	Standard Motor Products, Inc.	127,125
9,923	Superior Industries International, Inc.ˆ	219,397

		624,335

Automobiles (0.1%):
12,448	Winnebago Industries, Inc.*ˆ	120,248

Beverages (0.2%):
3,866	Boston Beer Co., Inc. (The), Class A*ˆ	346,394

Biotechnology (1.5%):
18,860	ArQule, Inc.*	117,875
25,400	Cubist Pharmaceuticals, Inc.*ˆ	914,146
9,300	Emergent Biosolutions, Inc.*	209,715
31,606	Regeneron Pharmaceuticals, Inc.*ˆ	1,792,376
30,226	Savient Pharmaceuticals, Inc.*ˆ	226,393

		3,260,505

Building Products (0.8%):
7,628	AAON, Inc.ˆ	166,585
12,020	Apogee Enterprises, Inc.	153,976
12,986	Gibraltar Industries, Inc.*	147,001
20,134	Griffon Corp.*	202,951
7,264	NCI Building Systems, Inc.*	82,737
15,738	Quanex Building Products Corp.	257,946
17,076	Simpson Manufacturing Co., Inc.ˆ	510,060
8,252	Universal Forest Products, Inc.	197,718

		1,718,974

Capital Markets (1.0%):
8,512	Calamos Asset Management, Inc., Class A	123,594
17,506	Investment Technology Group, Inc.*ˆ	245,434
18,130	OptionsXpress Holdings, Inc.	302,408
6,639	Piper Jaffray Cos., Inc.*	191,270
45,580	Prospect Capital Corp.ˆ	460,814
22,760	Stifel Financial Corp.*	816,174
12,749	SWS Group, Inc.	76,366

		2,216,060

Chemicals (2.4%):
13,094	A. Schulman, Inc.	329,838
9,279	American Vanguard Corp.ˆ	120,349
10,790	Arch Chemicals, Inc.	371,607
12,254	Balchem Corp.	536,480
24,028	Calgon Carbon Corp.*ˆ	408,476
20,937	H.B. Fuller Co.	511,281
3,658	Hawkins, Inc.ˆ	132,493
8,769	Koppers Holdings, Inc.ˆ	332,608
13,499	Kraton Performance Polymers, Inc*	528,756
7,200	LSB Industries, Inc.*	309,024
13,151	OM Group, Inc.*	534,457
39,630	PolyOne Corp.ˆ	613,076
5,380	Quaker Chemical Corp.	231,394
3,322	Stepan Co.ˆ	235,530
9,331	Zep, Inc.ˆ	176,356

		5,371,725

Commercial Banks (5.2%):
5,601	Bank of the Ozarks, Inc.ˆ	291,588
32,618	Boston Private Financial Holdings, Inc.ˆ	214,626
6,467	City Holding Co.ˆ	213,605
16,779	Columbia Banking System, Inc.	288,934
15,690	Community Bank System, Inc.ˆ	388,955
40,258	First Commonwealth Financial Corp.	231,081
24,733	First Financial Bancorpˆ	412,794

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

13,389	First Financial Bankshares, Inc.ˆ	$461,251
31,761	First Midwest Bancorp, Inc.	390,343
53,740	FNB Corp.ˆ	556,209
30,634	Glacier Bancorp, Inc.ˆ	412,946
65,416	Hanmi Financial Corp.*ˆ	69,995
9,350	Home Bancshares, Inc.	221,034
9,066	Independent Bank Corp.ˆ	237,983
16,237	Nara Bancorp, Inc.*ˆ	132,007
52,233	National Penn Bancshares, Inc.	414,208
14,615	NBT Bancorp, Inc.ˆ	323,430
40,365	Old National Bancorp	435,942
13,990	PacWest Bancorp	287,774
14,506	Pinnacle Financial Partners, Inc.*ˆ	225,713
24,933	PrivateBancorp, Inc.	344,075
10,621	S & T Bancorp, Inc.ˆ	197,444
17,522	Signature Bank*ˆ	1,002,258
7,379	Simmons First National Corp., Class Aˆ	189,345
13,208	Sterling Bancorp	125,344
43,486	Sterling Bancshares, Inc.	354,846
55,356	Susquehanna Bancshares, Inc.ˆ	442,848
15,815	Texas Capital Bancshares, Inc.*ˆ	408,502
3,542	Tompkins Financial Corp.ˆ	138,988
12,723	UMB Financial Corp.	532,839
48,792	Umpqua Holdings Corp.ˆ	564,524
15,971	United Bankshares, Inc.ˆ	390,970
7,957	United Community Banks, Inc.*	84,022
24,071	Wilshire Bancorp, Inc.*ˆ	70,769
14,881	Wintrust Financial Corp.	478,871

		11,536,063

Commercial Services & Supplies (2.2%):
20,279	ABM Industries, Inc.	473,312
4,132	Consolidated Graphics, Inc.*	227,053
7,972	G & K Services, Inc., Class A	269,932
27,432	Geo Group, Inc. (The)*ˆ	631,759
28,201	Healthcare Services Group, Inc.ˆ	458,266
27,696	Interface, Inc.ˆ	536,472
19,164	Mobile Mini, Inc.*	406,085
5,522	Standard Register Co. (The)ˆ	17,394
17,241	Sykes Enterprises, Inc.*ˆ	371,199
26,522	Tetra Tech, Inc.*	596,745
19,524	United Stationers, Inc.	691,735
8,629	Viad Corp.	192,341

		4,872,293

Communications Equipment (2.0%):
52,398	Arris Group, Inc.*ˆ	608,341
5,038	Bel Fuse, Inc., Class Bˆ	109,274
7,577	Black Box Corp.	236,933
18,420	Blue Coat Systems, Inc.*ˆ	402,661
11,050	Comtech Telecommunications Corp.	309,842
10,799	Digi International, Inc.*	140,387
6,542	EMS Technologies, Inc.*	215,690
42,229	Harmonic, Inc.*	305,316
15,485	NETGEAR, Inc.*	677,004
13,470	Network Equipment Technologies, Inc.*ˆ	29,634
8,683	Oplink Communications, Inc.*	161,764
7,789	PC-Tel, Inc.*	50,473
18,259	Symmetricom, Inc.*	106,450
29,300	Tekelec*	267,509
17,708	ViaSat, Inc.*ˆ	766,225

		4,387,503

Computers & Peripherals (0.7%):
12,370	Avid Technology, Inc.*ˆ	233,051
20,163	Intermec, Inc.*	222,600
9,750	Intevac, Inc.*	99,547
3,447	NCI, Inc., Class A*	78,316
13,727	Novatel Wireless, Inc.*ˆ	75,224
8,985	Stratasys, Inc.*ˆ	302,794
10,990	Super Micro Computer, Inc.*	176,829
14,534	Synaptics, Inc.*ˆ	374,105

		1,562,466

Construction & Engineering (0.8%):
16,192	Comfort Systems USA, Inc.ˆ	171,797
14,448	Dycom Industries, Inc.*	236,080
28,380	Emcor Group, Inc.*ˆ	831,818
16,785	Insituform Technologies, Inc.*	351,982
11,561	Orion Marine Group, Inc.*ˆ	108,789

		1,700,466

Construction Materials (0.5%):
18,827	Eagle Materials, Inc.ˆ	524,709
26,034	Headwaters, Inc.*	81,486
11,854	Texas Industries, Inc.ˆ	493,482

		1,099,677

Consumer Finance (1.3%):
13,020	Cardtronics, Inc.*	305,319
12,475	Cash America International, Inc.ˆ	721,928

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Consumer Finance, continued

21,186	EZCORP, Inc., Class A*ˆ	$753,692
13,287	First Cash Financial Services, Inc.*	557,921
6,547	World Acceptance Corp.*ˆ	429,287

		2,768,147

Containers & Packaging (0.1%):
15,096	Myers Industries, Inc.	155,187

Distributors (0.0%):
7,980	Audiovox Corp., Class A*	60,329

Diversified Consumer Services (1.2%):
7,589	American Public Education*	337,786
6,674	Capella Education Co.*ˆ	279,307
13,312	Coinstar, Inc.*ˆ	726,037
36,158	Corinthian Colleges, Inc.*ˆ	154,033
26,674	Hillenbrand, Inc.ˆ	630,840
9,620	Lincoln Educational Services Corp.	164,983
4,164	Pre-paid Legal Services, Inc.*	276,864
8,954	Universal Technical Institute, Inc.ˆ	177,021

		2,746,871

Diversified Financial Services (0.5%):
8,964	First BanCorp.*ˆ	38,635
18,004	Interactive Brokers Group, Inc., Class A	281,763
22,608	Meadowbrook Insurance Group, Inc.	224,045
7,283	Portfolio Recovery Associates, Inc.*ˆ	617,525

		1,161,968

Diversified Telecommunication Services (0.5%):
3,879	Atlantic Tele-Network, Inc.ˆ	148,798
13,166	Cbeyond, Inc.*	174,186
84,768	Cincinnati Bell, Inc.*ˆ	281,430
16,166	General Communication, Inc., Class A*	195,124
13,247	Neutral Tandem, Inc.*	230,763

		1,030,301

Electric Utilities (1.2%):
13,265	ALLETE, Inc.	544,396
5,621	Central Vermont Public Service Corp.	203,199
17,869	El Paso Electric Co.ˆ	577,169
21,481	UIL Holdings Corp.ˆ	694,910
15,586	Unisource Energy Corp.	581,825

		2,601,499

Electrical Equipment (1.5%):
14,249	A.O. Smith Corp.ˆ	602,733
5,333	AZZ, Inc.ˆ	244,251
20,107	Belden CDT, Inc.	700,930
22,423	Brady Corp., Class Aˆ	718,881
8,127	Encore Wire Corp.	196,836
21,754	II-VI, Inc.*	556,902
3,811	Powell Industries, Inc.*	139,102
8,397	Vicor Corp.ˆ	135,780

		3,295,415

Electronic Equipment, Instruments & Components (3.9%):
8,315	Agilysys, Inc.*ˆ	69,347
12,148	Anixter International, Inc.ˆ	793,750
25,766	Benchmark Electronics, Inc.*ˆ	425,139
28,992	Brightpoint, Inc.*	235,125
17,000	Checkpoint Systems, Inc.*	303,960
17,548	Cognex Corp.	621,726
14,675	CTS Corp.ˆ	141,907
15,100	Daktronics, Inc.	162,929
7,390	DTS, Inc.*	299,664
10,235	Electro Scientific Industries, Inc.*	197,536
6,914	Faro Technologies, Inc.*	302,833
10,817	Gerber Scientific, Inc.*	120,393
19,759	Insight Enterprises, Inc.*ˆ	349,932
9,603	Littlelfuse, Inc.ˆ	563,888
7,703	LoJack Corp.*	33,585
12,859	Mercury Computer Systems, Inc.*	240,206
15,775	Methode Electronics, Inc.	183,148
6,607	MTS Systems Corp.	276,371
15,765	Newport Corp.*	286,450
8,071	OSI Systems, Inc.*	347,053
8,815	Park Electrochemical Corp.	246,379
15,964	Plexus Corp.*ˆ	555,707
17,856	Pulse Electronics Corp.ˆ	78,924
10,468	RadiSys Corp.*	76,312
12,071	Rofin-Sinar Technologies, Inc.*	412,225
6,766	Rogers Corp.*	312,589
11,457	ScanSource, Inc.*ˆ	429,408
10,214	SYNNEX Corp.*	323,784
18,604	TTM Technologies, Inc.*ˆ	298,036

		8,688,306

Energy Equipment & Services (2.4%):
9,933	Basic Energy Services, Inc.*ˆ	312,591
15,448	Bristow Group, Inc.	788,157
6,127	Gulf Island Fabrication, Inc.ˆ	197,780
9,660	Hornbeck Offshore Services, Inc.*ˆ	265,650
65,980	ION Geophysical Corp.*ˆ	624,171
12,927	Lufkin Industries, Inc.ˆ	1,112,368

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued

11,296	Matrix Service Co.*	$151,140
1,880	OYO Geospace Corp.*	188,000
23,125	Pioneer Drilling Co.*	352,425
9,177	Seacor Holdings, Inc.ˆ	917,333
32,627	TETRA Technologies, Inc.*	415,342

		5,324,957

Food & Staples Retailing (1.3%):
8,029	Andersons, Inc. (The)	339,225
20,412	B&G Foods, Inc.ˆ	420,895
16,105	Casey’s General Stores, Inc.ˆ	708,620
5,172	Nash Finch Co.	185,209
3,936	Seneca Foods Corp., Class A*ˆ	100,683
9,677	Spartan Stores, Inc.ˆ	188,992
20,510	United Natural Foods, Inc.*ˆ	875,162

		2,818,786

Food Products (2.0%):
5,709	Cal-Maine Foods, Inc.ˆ	182,460
5,182	Calavo Growers, Inc.ˆ	109,133
49,695	Darling International, Inc.*ˆ	879,601
9,356	Diamond Foods, Inc.ˆ	714,237
18,399	Hain Celestial Group, Inc.*ˆ	613,791
6,096	J & J Snack Foods Corp.	303,886
8,011	Sanderson Farms, Inc.ˆ	382,765
20,213	Snyders-Lance, Inc.	437,207
15,085	TreeHouse Foods, Inc.*ˆ	823,792

		4,446,872

Gas Utilities (1.8%):
9,539	Laclede Group, Inc. (The)	360,860
17,556	New Jersey Resources Corp.	783,173
11,358	Northwest Natural Gas Co.	512,587
30,544	Piedmont Natural Gas Co., Inc.ˆ	924,261
12,722	South Jersey Industries, Inc.ˆ	690,932
19,488	Southwest Gas Corp.ˆ	752,432

		4,024,245

Health Care Equipment & Supplies (3.4%):
9,604	Abaxis, Inc.*ˆ	261,709
29,334	Align Technology, Inc.*ˆ	668,815
5,326	Analogic Corp.	280,094
5,474	Cantel Medical Corp.	147,305
12,051	CONMED Corp.*ˆ	343,213
12,017	CryoLife, Inc.*	67,295
10,391	Cyberonics, Inc.*	290,429
9,955	Greatbatch, Inc.*ˆ	266,993
10,878	Haemonetics Corp.*ˆ	700,217
5,074	ICU Medical, Inc.*ˆ	221,734
8,727	Integra LifeSciences Holdings*ˆ	417,238
13,549	Invacare Corp.ˆ	449,691
3,669	Kensey Nash Corp.*ˆ	92,569
17,454	Meridian Bioscience, Inc.ˆ	420,816
17,429	Merit Medical Systems, Inc.*	313,199
12,341	Natus Medical, Inc.*	186,966
9,849	Neogen Corp.*	445,273
16,816	NuVasive, Inc.*ˆ	552,910
8,149	Palomar Medical Technologies, Inc.*ˆ	91,921
7,490	Surmodics, Inc.*ˆ	83,139
15,368	Symmetry Medical, Inc.*	137,851
14,196	West Pharmaceutical Services, Inc.ˆ	621,217
9,276	Zoll Medical Corp.*ˆ	525,578

		7,586,172

Health Care Providers & Services (5.0%):
4,758	Air Methods Corp.*	355,613
3,562	Almost Family, Inc.*	97,599
12,564	Amedisys, Inc.*	334,579
21,059	AMERIGROUP Corp.*ˆ	1,484,028
16,717	AMN Healthcare Services, Inc.*	139,085
13,342	AmSurg Corp.*	348,626
10,452	Bio-Reference Laboratories, Inc.*ˆ	218,447
21,131	Centene Corp.*	750,784
8,994	Chemed Corp.ˆ	589,287
2,786	CorVel Corp.*	130,663
13,375	Cross Country Healthcare, Inc.*	101,650
5,614	Ensign Group, Inc. (The)	170,609
12,913	Gentiva Health Services, Inc.*ˆ	268,978
14,143	Hanger Orthopedic Group, Inc.*	346,079
28,723	Healthspring, Inc.*ˆ	1,324,992
14,515	Healthways, Inc.*ˆ	220,338
11,974	HMS Holdings Corp.*ˆ	920,441
6,956	IPC The Hospitalist Co.*	322,411
4,015	Landauer, Inc.	247,284
8,269	LCA-Vision, Inc.*ˆ	39,526
6,700	LHC Group, Inc.*ˆ	154,502
13,298	Magellan Health Services, Inc.*ˆ	727,933
8,735	MedCath Corp.*	118,709
10,930	Molina Healthcare, Inc.*	296,422
5,333	MWI Veterinary Supply, Inc.*ˆ	430,746

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued

12,546	PharMerica Corp.*	$160,087
23,560	PSS World Medical, Inc.*ˆ	659,916

		10,959,334

Health Care Technology (0.6%):
4,676	Computer Programs & Systems, Inc.	296,833
14,073	Omnicell, Inc.*	219,398
8,141	Quality Systems, Inc.ˆ	710,709

		1,226,940

Hotels, Restaurants & Leisure (3.0%):
612	Biglari Holdings, Inc.*	239,323
9,698	BJ’s Restaurants, Inc.*ˆ	507,787
23,889	Boyd Gaming Corp.*	207,834
7,762	Buffalo Wild Wings, Inc.*ˆ	514,698
10,502	California Pizza Kitchen, Inc.*	193,972
8,422	CEC Entertainment, Inc.	337,806
9,750	Cracker Barrel Old Country Store, Inc.ˆ	480,772
6,743	DineEquity, Inc.*ˆ	352,457
17,284	Interval Leisure Group, Inc.*	236,618
21,090	Jack in the Box, Inc.*ˆ	480,430
9,306	Marcus Corp.ˆ	91,943
4,890	Monarch Casino & Resort, Inc.*	51,052
11,503	Multimedia Games, Inc.*	52,339
8,173	O’Charley’s, Inc.*	59,745
9,730	P.F. Chang’s China Bistro, Inc.ˆ	391,535
8,537	Papa John’s International, Inc.*	283,941
5,439	Peet’s Coffee & Tea, Inc.*ˆ	313,830
26,317	Pinnacle Entertainment, Inc.*	392,123
6,469	Red Robin Gourmet Burgers*	235,342
27,696	Ruby Tuesday, Inc.*ˆ	298,563
13,219	Ruth’s Hospitality Group, Inc.*ˆ	74,159
23,047	Shuffle Master, Inc.*	215,605
26,283	Sonic Corp.*	279,388
24,471	Texas Roadhouse, Inc.	429,099

		6,720,361

Household Durables (0.9%):
2,339	Blyth, Inc.	117,769
12,250	Ethan Allen Interiors, Inc.ˆ	260,802
13,087	Helen of Troy, Ltd.*	451,894
9,405	Kid Brands, Inc.*ˆ	48,530
22,126	La-Z-Boy, Inc.*ˆ	218,383
7,991	M/I Homes, Inc.*	97,970
13,772	Meritage Corp.*ˆ	310,696
2,226	National Presto Industries, Inc.ˆ	225,917
2,922	Skyline Corp.	51,135
42,134	Standard-Pacific Corp.*ˆ	141,149
6,342	Universal Electronics, Inc.*	160,199

		2,084,444

Household Products (0.2%):
20,715	Central Garden & Pet Co., Class A*ˆ	210,257
7,175	WD-40 Co.	280,112

		490,369

Industrial Conglomerates (0.3%):
5,338	Standex International Corp.	163,717
17,639	STR Holdings, Inc.*ˆ	263,174
9,804	Tredegar, Inc.	179,903

		606,794

Insurance (2.3%):
7,773	Amerisafe, Inc.*	175,825
23,217	Delphi Financial Group, Inc., Class Aˆ	678,168
9,076	eHealth, Inc.*ˆ	121,255
15,821	Employers Holdings, Inc.ˆ	265,318
16,957	Horace Mann Educators Corp.	264,699
5,291	Infinity Property & Casualty Corp.	289,206
18,579	National Financial Partners Corp.*ˆ	214,402
5,226	Navigators Group, Inc.*	245,622
9,165	Presidential Life Corp.	95,683
12,982	ProAssurance Corp.*ˆ	908,740
7,077	RLI Corp.ˆ	438,208
6,413	Safety Insurance Group, Inc.ˆ	269,602
22,979	Selective Insurance Group, Inc.	373,868
8,198	Stewart Information Services Corp.ˆ	82,226
17,541	Tower Group, Inc.ˆ	417,827
9,064	United Fire & Casualty Co.	157,442

		4,998,091

Internet & Catalog Retail (0.5%):
6,212	Blue Nile, Inc.*ˆ	273,204
16,634	HSN, Inc.*ˆ	547,591
11,449	Nutri/System, Inc.ˆ	160,973
9,181	PetMed Express, Inc.ˆ	108,795
5,030	Stamps.com, Inc.	67,100

		1,157,663

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Internet Software & Services (1.3%):
10,948	comScore, Inc.*ˆ	$283,553
17,412	DealerTrack Holdings, Inc.*ˆ	399,605
15,454	InfoSpace, Inc.*	140,941
19,537	j2 Global Communications, Inc.*ˆ	551,530
7,551	Liquidity Services, Inc.*ˆ	178,279
19,557	LivePerson, Inc.*ˆ	276,536
7,041	LogMeIn, Inc.*ˆ	271,571
12,673	Perficient, Inc.*	130,025
10,230	RightNow Technologies, Inc.*ˆ	331,452
37,552	United Online, Inc.ˆ	226,439
13,519	XO Group Inc*	134,514

		2,924,445

IT Services (1.7%):
12,779	CACI International, Inc., Class A*ˆ	806,099
30,301	CIBER, Inc.*	168,171
14,766	CSG Systems International, Inc.*ˆ	272,876
6,220	Forrester Research, Inc.	205,011
16,373	Heartland Payment Systems, Inc.	337,284
12,484	iGATE Corp.ˆ	203,739
7,570	Integral Systems, Inc.*	92,127
7,347	Maximus, Inc.	607,817
11,797	TeleTech Holdings, Inc.*	248,681
16,359	Wright Express Corp.*ˆ	851,813

		3,793,618

Leisure Equipment & Products (0.9%):
5,300	Arctic Cat, Inc.*	71,179
37,853	Brunswick Corp.ˆ	772,201
27,472	Callaway Golf Co.ˆ	170,876
11,524	JAKKS Pacific, Inc.*ˆ	212,157
20,443	Pool Corp.ˆ	609,406
7,989	Sturm, Ruger & Co., Inc.ˆ	175,358

		2,011,177

Life Sciences Tools & Services (0.5%):
30,125	Affymetrix, Inc.*	238,891
12,611	Cambrex Corp.*	58,263
14,490	Enzo Biochem, Inc.*ˆ	61,582
18,597	eResearch Technology, Inc.*	118,463
6,398	Kendle International, Inc.*	96,482
24,951	PAREXEL International Corp.*ˆ	587,846

		1,161,527

Machinery (4.1%):
29,158	Actuant Corp., Class Aˆ	782,309
11,837	Albany International Corp., Class A	312,378
8,496	Astec Industries, Inc.*	314,182
6,421	Badger Meter, Inc.ˆ	237,513
19,209	Barnes Group, Inc.ˆ	476,575
21,438	Briggs & Stratton Corp.ˆ	425,759
3,933	Cascade Corp.	187,093
7,300	CIRCOR International, Inc.ˆ	312,659
21,394	CLARCOR, Inc.ˆ	1,011,508
8,776	EnPro Industries, Inc.*ˆ	421,862
11,316	ESCO Technologies, Inc.ˆ	416,429
26,577	Federal Signal Corp.ˆ	174,345
12,219	John Bean Technologies Corp.	236,071
13,834	Kaydon Corp.	516,285
5,346	Lindsay Corp.ˆ	367,805
7,278	Lydall, Inc.*	87,045
16,117	Mueller Industries, Inc.	610,995
19,326	Robbins & Myers, Inc.ˆ	1,021,379
13,109	Toro Co.	793,095
12,473	Watts Water Technologies, Inc., Class A	441,669

		9,146,956

Media (0.9%):
11,530	Arbitron, Inc.ˆ	476,535
10,004	DG FastChannel, Inc.*ˆ	320,628
12,752	Dolan Co. (The)*	108,009
13,262	E.W. Scripps Co. (The), Class A*	128,244
16,574	Harte-Hanks, Inc.	134,581
66,510	Live Nation, Inc.*ˆ	762,870

		1,930,867

Metals & Mining (1.1%):
7,183	A.M. Castle & Co.*	119,310
10,818	AMCOL International Corp.ˆ	412,815
24,102	Century Aluminum Co.*	377,196
5,179	Haynes International, Inc.	320,736
6,307	Kaiser Aluminum Corp.ˆ	344,488
8,677	Materion Corp.*	320,789
3,921	Olympic Steel, Inc.	107,945
12,849	RTI International Metals, Inc.*ˆ	493,016

		2,496,295

Multi-Utilities (0.7%):
24,386	Avista Corp.	626,476
6,595	CH Energy Group, Inc.ˆ	351,250
15,431	NorthWestern Corp.	510,920

		1,488,646

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multiline Retail (0.1%):
16,759	Fred’s, Inc.ˆ	$241,832
15,406	Tuesday Morning Corp.*ˆ	71,638

		313,470

Oil, Gas & Consumable Fuels (1.8%):
5,476	Contango Oil & Gas Co.	320,017
7,881	GeoResources, Inc.*ˆ	177,244
15,825	Gulfport Energy Corp.*ˆ	469,844
19,443	Penn Virginia Corp.	256,842
9,998	Petroleum Development Corp.*ˆ	299,040
23,751	PetroQuest Energy, Inc.*ˆ	166,732
20,795	Stone Energy Corp.*	631,960
17,974	Swift Energy Co.*	669,891
30,008	World Fuel Services Corp.ˆ	1,078,188

		4,069,758

Paper & Forest Products (0.9%):
16,873	Buckeye Technologies, Inc.ˆ	455,233
4,892	Clearwater Paper Corp.*	334,026
4,588	Deltic Timber Corp.ˆ	246,330
16,287	KapStone Paper and Packaging Corp.*	269,876
6,362	Neenah Paper, Inc.	135,383
7,418	Schweitzer-Mauduit International, Inc.ˆ	416,521
21,012	Wausau Paper Corp.ˆ	141,621

		1,998,990

Personal Products (0.3%):
6,483	Inter Parfums, Inc.ˆ	149,304
5,774	Medifast, Inc.*ˆ	137,017
21,430	Prestige Brands Holdings, Inc.*	275,161

		561,482

Pharmaceuticals (1.5%):
4,373	Hi-Tech Pharmacal Co., Inc.*ˆ	126,511
22,638	Medicines Co. (The)*ˆ	373,753
15,365	Par Pharmaceutical Cos., Inc.*	506,738
26,164	Questcor Pharmaceuticals, Inc.*ˆ	630,552
24,755	Salix Pharmaceuticals, Inc.*	985,992
32,237	ViroPharma, Inc.*ˆ	596,384

		3,219,930

Professional Services (0.9%):
5,606	CDI Corp.	74,504
5,989	Exponent, Inc.*ˆ	260,581
7,496	Heidrick & Struggles International, Inc.	169,709
9,663	Insperity, Inc.	286,121
12,062	Kelly Services, Inc., Class A*	199,023
22,018	Navigant Consulting, Inc.*	230,969
15,620	On Assignment, Inc.*ˆ	153,545
6,910	School Specialty, Inc.*	99,435
21,516	SFN Group, Inc.*ˆ	195,581
18,813	Trueblue, Inc.*	272,412

		1,941,880

Real Estate Investment Trusts (REITs) (7.9%):
17,184	Acadia Realty Trust	349,351
55,697	BioMed Realty Trust, Inc.ˆ	1,071,610
20,143	Cedar Shopping Centers, Inc.	103,736
35,357	Colonial Properties Trustˆ	721,283
71,077	DiamondRock Hospitality, Co.ˆ	762,656
11,379	EastGroup Properties, Inc.	483,721
19,780	Entertainment Properties Trustˆ	923,726
39,634	Extra Space Storage, Inc.ˆ	845,393
30,187	Franklin Street Properties Corp.ˆ	389,714
10,678	Getty Realty Corp.ˆ	269,406
30,885	Healthcare Realty Trust, Inc.	637,158
16,557	Home Properties, Inc.ˆ	1,007,990
32,601	Inland Real Estate Corp.	287,867
24,773	Kilroy Realty Corp.ˆ	978,286
27,096	Kite Realty Group Trustˆ	134,938
36,118	LaSalle Hotel Propertiesˆ	951,348
57,339	Lexington Corporate Properties Trustˆ	523,505
12,824	LTC Properties, Inc.	356,764
47,537	Medical Properties Trust, Inc.ˆ	546,675
15,573	Mid-America Apartment Communities, Inc.ˆ	1,050,710
36,021	National Retail Properties, Inc.ˆ	882,875
9,387	Parkway Properties, Inc.	160,142
23,625	Pennsylvania Real Estate Investment Trust	370,913
21,116	Post Properties, Inc.	860,688
7,988	PS Business Parks, Inc.	440,139
4,947	Saul Centers, Inc.	194,763
11,780	Sovran Self Storage, Inc.	482,980
34,579	Tanger Factory Outlet Centers, Inc.ˆ	925,680
5,214	Universal Health Realty Income Trust	208,456
9,908	Urstadt Biddle Properties, Inc., Class A	179,434

		17,101,907

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Real Estate Management & Development (0.1%):
15,106	Forestar Group, Inc.*	$248,192

Road & Rail (0.8%):
10,838	Arkansas Best Corp.	257,186
21,643	Heartland Express, Inc.ˆ	358,408
26,206	Knight Transportation, Inc.ˆ	445,240
18,245	Old Dominion Freight Line, Inc.*ˆ	680,538

		1,741,372

Semiconductors & Semiconductor Equipment (5.0%):
16,497	Advanced Energy Industries, Inc.*ˆ	243,991
13,468	ATMI, Inc.*	275,151
27,882	Brooks Automation, Inc.*ˆ	302,799
9,954	Cabot Microelectronics Corp.*ˆ	462,562
9,733	CEVA, Inc.*ˆ	296,467
28,102	Cirrus Logic, Inc.*ˆ	446,822
10,262	Cohu, Inc.ˆ	134,535
12,923	Cymer, Inc.*ˆ	639,818
15,558	Diodes, Inc.*ˆ	406,064
10,115	DSP Group, Inc.*	88,001
30,275	Entropic Communications, Inc.*	269,145
19,059	Exar Corp.*	120,643
16,419	FEI Co.*	627,042
10,644	Hittite Microwave Corp.*ˆ	658,970
27,398	Kopin Corp.*	129,045
30,427	Kulicke & Soffa Industries, Inc.*ˆ	338,957
21,405	Micrel, Inc.	226,465
36,621	Microsemi Corp.*	750,731
22,133	MKS Instruments, Inc.	584,754
14,543	Monolithic Power Systems, Inc.*	224,253
7,490	Nanometrics, Inc.*ˆ	142,235
10,693	Pericom Semiconductor Corp.*	95,595
12,240	Power Integrations, Inc.ˆ	470,383
13,438	Rudolph Technologies, Inc.*ˆ	143,921
11,805	Sigma Designs, Inc.*ˆ	90,190
9,756	Standard Microsystems Corp.*	263,314
5,585	Supertex, Inc.*	125,104
21,746	Tessera Technologies, Inc.*	372,726
69,573	TriQuint Semiconductor, Inc.*ˆ	708,949
10,690	Ultratech, Inc.*	324,762
17,286	Veeco Instruments, Inc.*ˆ	836,815
10,402	Volterra Semiconductor Corp.*ˆ	256,513

		11,056,722

Software (3.7%):
18,384	Blackbaud, Inc.	509,605
14,382	Bottomline Technologies, Inc.*	355,379
18,652	Commvault Systems, Inc.*	829,081
16,687	Ebix, Inc.*ˆ	317,887
13,379	EPIQ Systems, Inc.	190,249
5,910	Interactive Intelligence, Inc.*ˆ	207,146
17,976	JDA Software Group, Inc.*	555,279
9,224	Manhattan Associates, Inc.*ˆ	317,675
3,498	MicroStrategy, Inc., Class A*	569,055
12,196	Monotype Imaging Holdings, Inc.*	172,330
14,939	NetScout Systems, Inc.*	312,076
28,441	Progress Software Corp.*ˆ	686,281
14,439	Radiant Systems, Inc.*	301,775
13,378	Smith Micro Software, Inc.*ˆ	56,321
12,042	Sourcefire, Inc.*ˆ	357,888
10,697	Synchronoss Technologies, Inc.*ˆ	339,416
36,693	Take-Two Interactive Software, Inc.*ˆ	560,669
17,374	Taleo Corp., Class A*	643,359
29,113	THQ, Inc.*ˆ	105,389
10,642	Tyler Technologies, Inc.*ˆ	284,993
16,954	Websense, Inc.*	440,295

		8,112,148

Specialty Retail (4.2%):
9,431	Big 5 Sporting Goods Corp.	74,128
18,722	Brown Shoe Co., Inc.ˆ	199,389
11,218	Buckle, Inc. (The)	479,009
17,302	Cabela’s, Inc., Class A*ˆ	469,749
12,577	Cato Corp.	362,218
10,972	Children’s Place Retail Stores, Inc. (The)*	488,144
15,106	Christopher & Banks Corp.	86,860
26,157	Coldwater Creek, Inc.*ˆ	36,620
22,858	Finish Line, Inc. (The), Class A	489,161
10,065	Genesco, Inc.*ˆ	524,386
10,142	Group 1 Automotive, Inc.ˆ	417,648
7,995	Haverty Furniture Co., Inc.	92,022
11,593	Hibbett Sports, Inc.*ˆ	471,951
19,064	Hot Topic, Inc.	141,836
11,761	Jos. A. Bank Clothiers, Inc.*ˆ	588,168
6,745	Kirkland’s, Inc.*	81,075
9,341	Lithia Motors, Inc., Class Aˆ	183,364
10,011	Lumber Liquidators Holdings, Inc.*ˆ	254,279
9,914	MarineMax, Inc.*	86,847
21,847	Men’s Wearhouse, Inc. (The)	736,244
6,054	Midas, Inc.*	38,261

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued

12,945	Monro Muffler Brake, Inc.ˆ	$482,719
36,255	OfficeMax, Inc.*ˆ	284,602
22,390	Pep Boys — Manny, Moe & Jackˆ	244,723
6,440	Rue21, Inc.*ˆ	209,300
23,626	Select Comfort Corp.*ˆ	424,795
15,097	Sonic Automotive, Inc.ˆ	221,171
15,288	Stage Store, Inc.ˆ	256,838
11,623	Stein Mart, Inc.	112,046
10,895	Vitamin Shoppe, Inc.*ˆ	498,555
9,825	Zale Corp.*ˆ	55,020
8,896	Zumiez, Inc.*ˆ	222,133

		9,313,261

Textiles, Apparel & Luxury Goods (2.8%):
24,563	Carter’s, Inc.*ˆ	755,558
37,564	Crocs, Inc.*	967,273
30,992	Iconix Brand Group, Inc.*ˆ	750,006
11,657	K-Swiss, Inc., Class A*ˆ	123,914
40,334	Liz Claiborne, Inc.*ˆ	215,787
9,965	Maidenform Brands, Inc.*ˆ	275,632
7,414	Movado Group, Inc.	126,854
5,940	Oxford Industries, Inc.ˆ	200,534
5,314	Perry Ellis International, Inc.*	134,178
55,490	Quiksilver Resources, Inc.*	260,803
14,908	Skechers U.S.A., Inc., Class A*ˆ	215,868
14,854	Steven Madden, Ltd.*	557,174
10,901	True Religion Apparel, Inc.*	317,001
6,258	UniFirst Corp.	351,637
21,062	Wolverine World Wide, Inc.	879,338

		6,131,557

Thrifts & Mortgage Finance (0.4%):
19,858	Bank Mutual Corp.	72,879
14,681	Brookline Bancorp, Inc.ˆ	136,093
11,823	Dime Community Bancshares	171,907
21,970	Provident Financial Services, Inc.	314,610
38,597	TrustCo Bank Corp.ˆ	189,125

		884,614

Tobacco (0.1%):
37,237	Alliance One International, Inc.*ˆ	120,275

Trading Companies & Distributors (0.4%):
16,003	Applied Industrial Technologies, Inc.ˆ	569,867
11,094	Kaman Corp., Class A	393,504
1,765	Lawson Products, Inc.	34,718

		998,089

Water Utilities (0.1%):
7,941	American States Water Co.	275,235

Wireless Telecommunication Services (0.2%):
12,713	NTELOS Holdings Corp.ˆ	259,599
9,438	USA Mobility, Inc.	144,024

		403,623

Total Common Stocks (Cost $170,069,966)		214,480,028

Short-Term Investment (28.5%):
$62,850,815	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	62,850,815

Total Short-Term Investment (Cost $62,850,815)		62,850,815

Unaffiliated Investment Company (2.3%):
4,979,321	Dreyfus Treasury Prime Cash Management, 0.00%(b)	4,979,321

Total Unaffiliated Investment Company (Cost $4,979,321)		4,979,321

Total Investment Securities (Cost $237,900,102)(c) — 128.1%		282,310,164
Net other assets (liabilities) — (28.1)%		(61,975,495)

Net Assets — 100.0%		$220,334,669

Percentages indicated are based on net assets as of June 30, 2011.

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $62,019,886.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

Futures Contracts

Cash of $210,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
Russell 2000 Index Mini September Futures	Long	9/16/11	75	$6,190,500	$180,536

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Small
Cap Stock
Index Fund

Assets:
Investment securities, at cost	$237,900,102

Investment securities, at value*	$282,310,164
Segregated cash for collateral	210,000
Interest and dividends receivable	205,430
Receivable for capital shares issued	7,804
Receivable for investments sold	1,345,145
Receivable for variation margin on futures contracts	28,837
Prepaid expenses	889

Total Assets	284,108,269

Liabilities:
Payable for investments purchased	803,224
Payable for capital shares redeemed	413
Payable upon return of securities loaned	62,850,815
Manager fees payable	44,993
Administration fees payable	8,465
Distribution fees payable	43,262
Custodian fees payable	4,988
Administrative and compliance services fees payable	1,434
Trustee fees payable	184
Other accrued liabilities	15,822

Total Liabilities	63,773,600

Net Assets	$220,334,669

Net Assets Consist of:
Capital	$189,113,029
Accumulated net investment income/(loss)	1,596,632
Accumulated net realized gains/(losses) from investment transactions	(14,965,590)
Net unrealized appreciation/(depreciation) on investments	44,590,598

Net Assets	$220,334,669

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,756,553
Net Asset Value (offering and redemption price per share)	$10.62

*	Includes securities on loan of $62,019,886.

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Small
Cap Stock
Index Fund

Investment Income:
Interest	$149
Dividends	1,101,979
Income from securities lending	18,646

Total Investment Income	1,120,774

Expenses:
Manager fees	272,376
Administration fees	45,825
Distribution fees	261,899
Custodian fees	14,186
Administrative and compliance services fees	4,719
Trustee fees	7,991
Professional fees	9,068
Shareholder reports	16,780
Other expenses	25,003

Total expenses before reductions	657,847
Less expenses contractually waived/reimbursed by the Manager	(30,975)

Net expenses	626,872

Net Investment Income/(Loss)	493,902

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	7,350,737
Net realized gains/(losses) on futures contracts	253,012
Change in unrealized appreciation/(depreciation) on investments	6,370,258

Net Realized/Unrealized Gains/(Losses) on Investments	13,974,007

Change in Net Assets Resulting From Operations	$14,467,909

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Small Cap Stock Index Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$493,902	$1,102,749
Net realized gains/(losses) on investment transactions	7,603,749	3,922,601
Change in unrealized appreciation/(depreciation) on investments	6,370,258	39,381,455

Change in net assets resulting from operations	14,467,909	44,406,805

Dividends to Shareholders:
From net investment income	—	(1,000,676)

Change in net assets resulting from dividends to shareholders	—	(1,000,676)

Capital Transactions:
Proceeds from shares issued	26,556,221	40,648,783
Proceeds from dividends reinvested	—	1,000,676
Value of shares redeemed	(20,656,482)	(78,754,045)

Change in net assets resulting from capital transactions	5,899,739	(37,104,586)

Change in net assets	20,367,648	6,301,543
Net Assets:
Beginning of period	199,967,021	193,665,478

End of period	$220,334,669	$199,967,021

Accumulated net investment income/(loss)	$1,596,632	$1,102,730

Share Transactions:
Shares issued	2,576,834	4,704,877
Dividends reinvested	—	121,589
Shares redeemed	(2,011,507)	(9,025,494)

Change in shares	565,327	(4,199,028)

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					May 1, 2007
	Six Months				to
	Ended	Year Ended December 31,			December 31,
	June 30, 2011	2010	2009	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.90	$7.94	$6.36	$9.27	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	0.07	0.04	0.03	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.69	1.94	1.54	(2.90)	(0.63)

Total from Investment Activities	0.72	2.01	1.58	(2.87)	(0.59)

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	—	(0.03)	(0.05)
Net Realized Gains	—	—	—	(0.01)	(0.09)

Total Dividends	—	(0.05)	—	(0.04)	(0.14)

Net Asset Value, End of Period	$10.62	$9.90	$7.94	$6.36	$9.27

Total Return(b)(c)	7.27%	25.49%	24.84%	(30.94)%	(5.83)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$220,335	$199,967	$193,665	$119,265	$22,061
Net Investment Income/(Loss)(d)	0.47%	0.62%	0.68%	1.09%	0.73%
Expenses Before Reductions(d)(e)	0.63%	0.65%	0.67%	0.77%	0.87%
Expenses Net of Reductions(d)	0.60%	0.58%	0.58%	0.60%	0.58%
Portfolio Turnover Rate(c)	10%	24%	25%	89%	19%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Small Cap Stock Index Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,876 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

During the period ended June 30, 2011, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $6.0 million as of June 30, 2011. The monthly average notional amount for these contracts was $4.8 for the period ended June 30, 2011.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$180,536	Payable for variation margin on futures contracts	$—

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011:

Change in Unrealized
Appreciation/
	Location of Gains/(Losses)	Realized Gains/(Losses)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/(depreciation) on investments	$253,012	$112,721

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

		Annual
	Annual Rate	Expense Limit*
AZL Small Cap Stock Index Fund	0.26%	0.71%

*	Prior to May 1, 2011 the Annual Expense Limit was 0.58%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires	Expires
	12/31/2011	12/31/2012	12/31/2013	12/31/2014
AZL Small Cap Stock Index Fund	$81,134	$139,199	$124,909	$30,975

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,465 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$214,480,028	$—	$—	$214,480,028
Short-Term Investment	—	62,850,815	—	62,850,815
Unaffiliated Investment Company	4,979,321	—	—	4,979,321

Total Investment Securities	219,459,349	62,850,815	—	282,310,164

Other Financial Instruments:*
Futures Contracts	180,536	—	—	180,536

Total Investments	$219,639,885	$62,850,815	$—	$282,490,700

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$25,588,038	$20,799,195

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $247,678,672. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$52,106,200
Unrealized depreciation	(17,474,708)

Net unrealized appreciation	$34,631,492

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Small Cap Stock Index Fund	$3,055,631	$9,547,770

During the year ended December 31, 2010, the Fund utilized $4,090,332 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Small Cap Stock Index Fund	$1,000,676	$—	$1,000,676

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Accumulated	Accumulated		Total
	Capital and	Capital and	Unrealized	Accumulated
	Other Losses	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Small Cap Stock Index Fund	$1,102,730	$(12,603,401)	$28,254,402	$16,753,731

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

AZL® Turner Quantitative Small Cap Growth Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,043.30	$6.03	1.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Turner Quantitative Small Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
Aerospace & Defense	1.4%
Air Freight & Logistics	1.2
Auto Components	2.5
Biotechnology	4.1
Building Products	0.3
Capital Markets	0.9
Chemicals	1.6
Commercial Banks	0.6
Commercial Services & Supplies	6.3
Communications Equipment	3.3
Computers & Peripherals	1.1
Consumer Finance	2.7
Diversified Consumer Services	1.7
Diversified Financial Services	1.0
Electric Utilities	0.7
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	2.5
Food & Staples Retailing	1.0
Food Products	1.1
Health Care Equipment & Supplies	7.1
Health Care Providers & Services	3.1
Health Care Technology	1.7
Hotels, Restaurants & Leisure	3.5
Insurance	0.6%
Internet Software & Services	2.7
IT Services	2.1
Leisure Equipment & Products	0.6
Machinery	5.7
Media	1.5
Metals & Mining	1.8
Multi-Utilities	0.6
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	6.4
Paper & Forest Products	0.6
Personal Products	1.3
Pharmaceuticals	2.3
Professional Services	1.2
Real Estate Investment Trusts (REITs)	1.5
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	2.6
Software	8.4
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	2.2
Trading Companies & Distributors	0.4
Short-Term Investment	27.3
Unaffiliated Investment Company	2.6

127.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.5%):
Aerospace & Defense (1.4%):
22,180	AAR Corp.ˆ	$600,856
13,360	Cubic Corp.	681,227

		1,282,083

Air Freight & Logistics (1.2%):
8,610	Atlas Air Worldwide Holdings, Inc.*ˆ	512,381
15,000	HUB Group, Inc., Class A*	564,900

		1,077,281

Auto Components (2.5%):
42,160	Modine Manufacturing Co.*	647,999
32,830	Rush Enterprises, Inc., Class A Shares*	624,755
23,610	Superior Industries International, Inc.ˆ	522,017
12,810	Tenneco, Inc.*ˆ	564,537

		2,359,308

Biotechnology (4.1%):
75,390	Achillion Pharmaceuticals, Inc.*	560,902
17,340	Acorda Therapeutics, Inc.*	560,255
25,910	Alkermes, Inc.*	481,926
49,150	ARIAD Pharmaceuticals, Inc.*	556,870
20,260	Cubist Pharmaceuticals, Inc.*ˆ	729,157
21,270	Medivation, Inc.*ˆ	455,816
83,770	PDL BioPharma, Inc.ˆ	491,730

		3,836,656

Building Products (0.3%):
13,290	Trex Co., Inc.*ˆ	325,339

Capital Markets (0.9%):
13,160	Evercore Partners, Inc.	438,491
12,210	Stifel Financial Corp.*	437,851

		876,342

Chemicals (1.6%):
14,520	Arch Chemicals, Inc.	500,069
15,750	Koppers Holdings, Inc.ˆ	597,397
61,660	Omnova Solutions, Inc.*ˆ	429,154

		1,526,620

Commercial Banks (0.6%):
10,610	Signature Bank*ˆ	606,892

Commercial Services & Supplies (6.3%):
20,900	Brink’s Co. (The)ˆ	623,447
6,120	Clean Harbors, Inc.*	631,890
21,410	G & K Services, Inc., Class Aˆ	724,943
20,670	Geo Group, Inc. (The)*ˆ	476,030
29,870	Knoll, Inc.	599,491
27,705	Rollins, Inc.ˆ	564,628
64,140	Steelcase, Inc., Class Aˆ	730,554
22,870	Sykes Enterprises, Inc.*	492,391
19,900	Tetra Tech, Inc.*	447,750
16,260	United Stationers, Inc.	576,092

		5,867,216

Communications Equipment (3.3%):
16,390	ADTRAN, Inc.	634,457
24,020	Aruba Networks, Inc.*ˆ	709,791
22,140	Blue Coat Systems, Inc.*ˆ	483,980
14,050	NETGEAR, Inc.*	614,266
66,540	Tekelec*	607,510

		3,050,004

Computers & Peripherals (1.1%):
13,710	Stratasys, Inc.*	462,027
37,270	Super Micro Computer, Inc.*	599,674

		1,061,701

Consumer Finance (2.7%):
21,730	Cardtronics, Inc.*	509,569
5,820	Credit Acceptance Corp.*	491,615
27,030	Dollar Financial Corp.*	585,199
14,080	EZCORP, Inc., Class A*	500,896
7,100	World Acceptance Corp.*ˆ	465,547

		2,552,826

Diversified Consumer Services (1.7%):
11,740	Coinstar, Inc.*ˆ	640,300
12,720	Matthews International Corp., Class A	510,708
10,070	Sotheby’sˆ	438,045

		1,589,053

Diversified Financial Services (1.0%):
12,400	Encore Capital Group, Inc.*	380,928
6,830	Portfolio Recovery Associates, Inc.*ˆ	579,116

		960,044

Electric Utilities (0.7%):
40,380	PNM Resources, Inc.ˆ	675,961

Electrical Equipment (0.5%):
13,350	Belden CDT, Inc.	465,381

Electronic Equipment, Instruments & Components (2.2%):
55,740	Brightpoint, Inc.*	452,051
9,230	Littlelfuse, Inc.ˆ	541,986
14,420	Park Electrochemical Corp.	403,039
18,430	Rofin-Sinar Technologies, Inc.*	629,385

		2,026,461

Energy Equipment & Services (2.5%):
16,880	Complete Production Services, Inc.*	563,117
6,690	Dril-Quip, Inc.*	453,783

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued

25,420	Global Geophysical Services, Inc.*	$452,476
6,250	Lufkin Industries, Inc.	537,812
20,030	Pioneer Drilling Co.*	305,257

		2,312,445

Food & Staples Retailing (1.0%):
14,520	United Natural Foods, Inc.*ˆ	619,568
32,290	Winn-Dixie Stores, Inc.*	272,851

		892,419

Food Products (1.1%):
15,540	Cal-Maine Foods, Inc.ˆ	496,658
10,810	Sanderson Farms, Inc.ˆ	516,502

		1,013,160

Health Care Equipment & Supplies (7.1%):
28,890	Align Technology, Inc.*ˆ	658,692
12,220	Analogic Corp.	642,650
20,220	ArthroCare Corp.*	676,763
20,670	Cyberonics, Inc.*	577,727
33,230	DexCom, Inc.*	481,503
27,960	Insulet Corp.*ˆ	619,873
24,200	Meridian Bioscience, Inc.ˆ	583,462
22,360	NxStage Medical, Inc.*	465,535
15,260	STERIS Corp.ˆ	533,795
18,360	Volcano Corp.*ˆ	592,844
14,130	Zoll Medical Corp.*	800,606

		6,633,450

Health Care Providers & Services (3.1%):
16,410	Amedisys, Inc.*ˆ	436,998
76,630	BioScrip, Inc.*	497,329
6,750	Chemed Corp.	442,260
16,690	Emdeon, Inc., Class A*	218,973
21,680	PSS World Medical, Inc.*ˆ	607,257
75,730	Select Medical Holdings Corp.*	671,725

		2,874,542

Health Care Technology (1.7%):
8,820	Athenahealth, Inc.*ˆ	362,502
39,630	Omnicell, Inc.*	617,832
6,970	Quality Systems, Inc.ˆ	608,481

		1,588,815

Hotels, Restaurants & Leisure (3.5%):
20,500	Bravo Brio Restaurant Group, Inc.*	500,815
25,980	Jack in the Box, Inc.*	591,825
56,820	Krispy Kreme Doughnuts, Inc.*ˆ	540,358
32,660	Pinnacle Entertainment, Inc.*	486,634
41,770	Sonic Corp.*	444,015
38,400	Texas Roadhouse, Inc.ˆ	673,344

		3,236,991

Insurance (0.6%):
72,540	CNO Financial Group, Inc.*	573,791

Internet Software & Services (2.7%):
26,690	DealerTrack Holdings, Inc.*	612,535
17,770	Digital River, Inc.*ˆ	571,483
18,090	Savvis, Inc.*	715,098
38,680	ValueClick, Inc.*ˆ	642,088

		2,541,204

IT Services (2.1%):
36,440	Convergys Corp.*	497,042
22,510	Intralinks Holdings, Inc.*	388,973
19,330	NeuStar, Inc., Class A*	506,446
10,880	Wright Express Corp.*	566,521

		1,958,982

Leisure Equipment & Products (0.6%):
26,480	Brunswick Corp.ˆ	540,192

Machinery (5.7%):
23,670	Actuant Corp., Class Aˆ	635,066
22,900	Albany International Corp., Class A	604,331
21,950	Barnes Group, Inc.ˆ	544,580
34,810	Blount International, Inc.*ˆ	608,131
12,950	CIRCOR International, Inc.ˆ	554,649
16,570	EnPro Industries, Inc.*ˆ	796,520
118,740	Mueller Water Products, Inc., Class Aˆ	472,585
25,290	TriMas Corp.*	625,927
13,820	Watts Water Technologies, Inc., Class A	489,366

		5,331,155

Media (1.5%):
78,180	Belo Corp., Class A*	588,695
14,040	DG FastChannel, Inc.*ˆ	449,982
22,980	National CineMedia, Inc.	388,592

		1,427,269

Metals & Mining (1.8%):
16,600	AMCOL International Corp.	633,456
7,950	Schnitzer Steel Industries, Inc.	457,920
26,630	Worthington Industries, Inc.ˆ	615,153

		1,706,529

Multi-Utilities (0.6%):
10,890	CH Energy Group, Inc.ˆ	580,001

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multiline Retail (0.6%):
53,460	Saks, Inc.*ˆ	$597,148

Oil, Gas & Consumable Fuels (6.4%):
6,390	Alliance Resource Partners LPˆ	494,906
9,490	Berry Petroleum Co., Class A	504,204
15,650	Carrizo Oil & Gas, Inc.*ˆ	653,387
24,280	Cloud Peak Energy, Inc.*	517,164
17,060	Comstock Resources, Inc.*ˆ	491,157
25,310	CVR Energy, Inc.*	623,132
34,930	Endeavour International Corp.*	526,395
16,630	Energy XXI (Bermuda), Ltd.*	552,449
22,990	Patriot Coal Corp.*	511,757
9,870	Rosetta Resources, Inc.*ˆ	508,700
15,010	Swift Energy Co.*	559,423

		5,942,674

Paper & Forest Products (0.6%):
38,440	Glatfelter	591,207

Personal Products (1.3%):
19,190	Elizabeth Arden, Inc.*	557,086
48,380	Prestige Brands Holdings, Inc.*ˆ	621,199

		1,178,285

Pharmaceuticals (2.3%):
19,590	Medicis Pharmaceutical Corp., Class Aˆ	747,750
14,030	Par Pharmaceutical Cos., Inc.*	462,710
21,700	Questcor Pharmaceuticals, Inc.*	522,970
25,020	ViroPharma, Inc.*ˆ	462,870

		2,196,300

Professional Services (1.2%):
10,500	Advisory Board Co. (The)*	607,740
17,270	Insperity, Inc.	511,365

		1,119,105

Real Estate Investment Trusts (REITs) (1.5%):
13,090	Highwoods Properties, Inc.ˆ	433,672
7,910	Mid-America Apartment Communities, Inc.	533,688
22,620	OMEGA Healthcare Investors, Inc.ˆ	475,246

		1,442,606

Road & Rail (1.2%):
7,420	Dollar Thrifty Automotive Group, Inc.*	547,151
9,170	Genesee & Wyoming, Inc., Class A*	537,729

		1,084,880

Shares or
Principal		Fair
Amount		Value
Semiconductors & Semiconductor Equipment (2.6%):
15,020	Cavium, Inc.*ˆ	$654,722
16,760	CEVA, Inc.*	510,510
16,280	EZchip Semiconductor, Ltd.*ˆ	601,871
15,320	Netlogic Microsystems, Inc.*	619,234

		2,386,337

Software (8.4%):
17,790	ACI Worldwide, Inc.*	600,768
20,130	Advent Software, Inc.*	567,062
19,130	Blackbaud, Inc.ˆ	530,284
12,340	Concur Technologies, Inc.*ˆ	617,864
32,060	EPIQ Systems, Inc.	455,893
19,850	Jack Henry & Associates, Inc.ˆ	595,698
13,280	OPNET Technologies, Inc.	543,683
23,470	Parametric Technology Corp.*	538,167
14,610	QLIK Technologies, Inc.*	497,617
29,270	Solarwinds, Inc.*	765,118
22,810	SuccessFactors, Inc.*ˆ	670,614
9,950	Synchronoss Technologies, Inc.*ˆ	315,713
23,370	Tyler Technologies, Inc.*ˆ	625,849
9,000	Ultimate Software Group, Inc. (The)*ˆ	489,870

		7,814,200

Specialty Retail (1.1%):
23,540	Finish Line, Inc. (The), Class A	503,756
45,060	Pep Boys — Manny, Moe & Jackˆ	492,506

		996,262

Textiles, Apparel & Luxury Goods (2.2%):
17,390	Ann, Inc.*ˆ	453,879
19,360	Carter’s, Inc.*ˆ	595,513
13,930	Oxford Industries, Inc.	470,277
13,500	Wolverine World Wide, Inc.	563,625

		2,083,294

Trading Companies & Distributors (0.4%):
22,370	Interline Brands, Inc.*	410,937

Total Common Stocks (Cost $77,223,971)		91,193,348

Short-Term Investment (27.3%):
$25,477,055	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	25,477,055

Total Short-Term Investment (Cost $25,477,055)		25,477,055

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Unaffiliated Investment Company (2.6%):
2,453,207	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$2,453,207

Total Unaffiliated Investment Company (Cost $2,453,207)		2,453,207

Total Investment Securities (Cost $105,154,233)(c) — 127.4%		119,123,610
Net other assets (liabilities) — (27.4)%		(25,594,607)

Net Assets — 100.0%		$93,529,003

Percentages indicated are based on net assets as of June 30, 2011.

*	Non-income producing security

ˆ	This security or a partial position of the security was on loan as of June 30, 2011. The total value of securities on loan as of June 30, 2011 was $25,087,693.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2011 (See Notes to the Schedules of Portfolio Investments).

(b)	The rate represents the effective yield at June 30, 2011.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Assets:
Investment securities, at cost	$105,154,233

Investment securities, at value*	$119,123,610
Interest and dividends receivable	36,669
Receivable for capital shares issued	86,233
Receivable for investments sold	2,517,455
Prepaid expenses	426

Total Assets	121,764,393

Liabilities:
Payable for investments purchased	2,663,077
Payable for capital shares redeemed	240
Payable upon return of securities loaned	25,477,055
Manager fees payable	63,031
Administration fees payable	3,523
Distribution fees payable	18,538
Custodian fees payable	2,432
Administrative and compliance services fees payable	655
Trustee fees payable	84
Other accrued liabilities	6,755

Total Liabilities	28,235,390

Net Assets	$93,529,003

Net Assets Consist of:
Capital	$85,589,687
Accumulated net investment income/(loss)	(184,728)
Accumulated net realized gains/(losses) from investment transactions	(5,845,333)
Net unrealized appreciation/(depreciation) on investments	13,969,377

Net Assets	$93,529,003

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,032,211
Net Asset Value (offering and redemption price per share)	$10.35

*	Includes securities on loan of $25,087,693.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Investment Income:
Dividends	$330,665
Income from securities lending	14,634

Total Investment Income	345,299

Expenses:
Manager fees	405,825
Administration fees	21,739
Distribution fees	119,360
Custodian fees	7,681
Administrative and compliance services fees	2,295
Trustee fees	3,838
Professional fees	4,255
Shareholder reports	4,033
Other expenses	1,592

Total expenses	570,618

Net Investment Income/(Loss)	(225,319)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,482,270
Change in unrealized appreciation/(depreciation) on investments	(6,240,461)

Net Realized/Unrealized Gains/(Losses) on Investments	4,241,809

Change in Net Assets Resulting From Operations	$4,016,490

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Turner Quantitative Small
	Cap Growth Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(225,319)	$66,702
Net realized gains/(losses) on investment transactions	10,482,270	7,342,804
Change in unrealized appreciation/(depreciation) on investments	(6,240,461)	9,518,996

Change in net assets resulting from operations	4,016,490	16,928,502

Capital Transactions:
Proceeds from shares issued	15,479,712	40,728,439
Value of shares redeemed	(17,439,988)	(13,641,639)

Change in net assets resulting from capital transactions	(1,960,276)	27,086,800

Change in net assets	2,056,214	44,015,302
Net Assets:
Beginning of period	91,472,789	47,457,487

End of period	$93,529,003	$91,472,789

Accumulated net investment income/(loss)	$(184,728)	$40,591

Share Transactions:
Shares issued	1,496,165	4,744,521
Shares redeemed	(1,685,553)	(1,685,164)

Change in shares	(189,388)	3,059,357

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$9.92	$7.70	$5.86	$12.90	$12.50	$11.23

Investment Activities:
Net Investment Income/(Loss)	(0.02)	0.01	(0.02)	(0.04)	(0.08)	(0.03)
Net Realized and Unrealized Gains/(Losses) on Investments	0.46	2.21	1.86	(4.96)	0.83	1.30

Total from Investment Activities	0.44	2.22	1.84	(5.00)	0.75	1.27

Dividends to Shareholders From:
Net Realized Gains	—	—	—	(2.04)	(0.35)	—

Total Dividends	—	—	—	(2.04)	(0.35)	—

Net Asset Value, End of Period	$10.35	$9.92	$7.70	$5.86	$12.90	$12.50

Total Return(a)(b)	4.33%	28.83%	31.40%	(43.35)%	6.07%	11.31%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$93,529	$91,473	$47,457	$36,237	$62,425	$94,669
Net Investment Income/(Loss)(c)	(0.47)%	0.11%	(0.23)%	(0.54)%	(0.47)%	(0.23)%
Expenses Before Reductions(c)(d)	1.19%	1.22%	1.24%	1.26%	1.23%	1.24%
Expenses Net of Reductions(c)	1.19%	1.22%	1.24%	1.26%	1.23%	1.23%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.19%	1.22%	1.24%	1.26%	1.23%	1.24%
Portfolio Turnover Rate(b)	74%	97%	173%	226%	240%	94%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements
June 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”). The Trust consists of 29 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2011 are presented on the Fund’s Schedule of Portfolio Investments (“Schedules”).

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,466 during the period ended June 30, 2011. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2011, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Turner Investment Partners, Inc. (“Turner”), Turner provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2012.

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Turner Quantitative Small Cap Growth Fund	0.85%	1.35%

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $680 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$91,193,348	$—	$—	$91,193,348
Short-Term Investment	—	25,477,055	—	25,477,055
Unaffiliated Investment Company	2,453,207	—	—	2,453,207

Total Investment Securities	$91,193,348	$25,477,055	$—	$119,123,610

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Turner Quantitative Small Cap Growth Fund	$70,108,011	$73,115,575

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $105,225,471. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,831,321
Unrealized depreciation	(933,182)

Net unrealized appreciation	$13,898,139

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Turner Quantitative Small Cap Growth Fund	$9,115,391	$7,150,651

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2011 (Unaudited)

During the year ended December 31, 2010, the Fund utilized $7,343,772 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

As of the latest tax year end December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Accumulated		Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Turner Quantitative Small Cap Growth Fund	$40,173	$(16,266,042)	$20,148,695	$3,922,826

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARPT0611 8/11

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench Brian Muench, President
Date August 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench Brian Muench, President
Date August 25, 2011

By (Signature and Title)	/s/ Ty Edwards Ty Edwards, Treasurer
Date August 25, 2011